UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2011

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Intermediate Bond
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class A	.84%
Actual		$ 1,000.00	$ 1,002.70	$ 4.17
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21
Class T	.81%
Actual		$ 1,000.00	$ 1,002.00	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Class B	1.56%
Actual		$ 1,000.00	$ 998.30	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Class C	1.57%
Actual		$ 1,000.00	$ 998.30	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85
Institutional Class	.58%
Actual		$ 1,000.00	$ 1,003.10	$ 2.88
HypotheticalA		$ 1,000.00	$ 1,021.92	$ 2.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
U.S. Government and U.S. Government Agency Obligations † 45.9%	U.S. Government and U.S. Government Agency Obligations † 49.2%
AAA 12.0%	AAA 10.7%
AA 8.9%	AA 8.2%
A 9.4%	A 9.8%
BBB 18.1%	BBB 16.7%
BB and Below 3.7%	BB and Below 3.0%
Not Rated 0.4%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 1.6%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2011
6 months ago
Years	4.8	5.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	4.0	3.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011*		As of August 31, 2010**
	Corporate Bonds 35.7%		Corporate Bonds 34.3%
	U.S. Government and U.S. Government Agency Obligations † 45.9%		U.S. Government and U.S. Government Agency Obligations † 49.2%
	Asset-Backed Securities 7.8%		Asset-Backed Securities 6.3%
	CMOs and Other Mortgage Related Securities 7.4%		CMOs and Other Mortgage Related Securities 6.6%
	Municipal Bonds 0.4%		Municipal Bonds 0.4%
	Other Investments 1.2%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	10.0%	** Foreign investments	10.2%

* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
† Includes FDIC Guaranteed Corporate Securities

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 1,321,000	$ 1,355,516
6.5% 11/15/13	591,000	666,142
		2,021,658
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	530,000	549,866
Household Durables - 0.4%
Fortune Brands, Inc.:
5.375% 1/15/16	731,000	769,070
6.375% 6/15/14	843,000	925,391
Whirlpool Corp.:
6.125% 6/15/11	778,000	789,596
6.5% 6/15/16	43,000	47,934
		2,531,991
Media - 1.9%
Comcast Corp.:
4.95% 6/15/16	326,000	348,231
5.15% 3/1/20	693,000	722,475
5.5% 3/15/11	58,000	58,093
5.7% 5/15/18	42,000	45,909
COX Communications, Inc. 4.625% 6/1/13	674,000	719,737
Discovery Communications LLC:
3.7% 6/1/15	875,000	906,992
5.05% 6/1/20	322,000	337,486
NBC Universal, Inc.:
3.65% 4/30/15 (d)	66,000	67,456
5.15% 4/30/20 (d)	1,000,000	1,030,111
News America, Inc.:
5.3% 12/15/14	132,000	146,217
6.9% 3/1/19	750,000	881,840
Time Warner Cable, Inc.:
5.4% 7/2/12	425,000	448,380
5.85% 5/1/17	996,000	1,096,649
6.2% 7/1/13	404,000	446,012
6.75% 7/1/18	1,141,000	1,309,778
Time Warner, Inc.:
3.15% 7/15/15	24,000	24,369
4.875% 3/15/20	731,000	750,169
5.875% 11/15/16	685,000	766,379
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
4.375% 9/15/14	$ 684,000	$ 731,559
6.125% 10/5/17	679,000	767,990
		11,605,832
Multiline Retail - 0.1%
Target Corp. 3.875% 7/15/20	1,000,000	987,201
Specialty Retail - 0.4%
Lowe's Companies, Inc. 4.625% 4/15/20	750,000	785,995
Staples, Inc. 7.375% 10/1/12	1,352,000	1,470,016
		2,256,011
TOTAL CONSUMER DISCRETIONARY		19,952,559
CONSUMER STAPLES - 1.7%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	1,453,000	1,483,937
5.375% 11/15/14 (d)	111,000	122,650
7.2% 1/15/14 (d)	1,000,000	1,144,727
Diageo Capital PLC 5.2% 1/30/13	157,000	168,776
FBG Finance Ltd. 5.125% 6/15/15 (d)	510,000	541,985
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,033,198
The Coca-Cola Co. 3.15% 11/15/20	80,000	74,574
		4,569,847
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	820,000	819,233
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (d)	106,000	119,122
General Mills, Inc. 5.2% 3/17/15	650,000	713,606
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	701,587
5.625% 11/1/11	195,000	201,182
6.5% 8/11/17	140,000	160,824
6.75% 2/19/14	82,000	93,103
		1,989,424
Tobacco - 0.6%
Altria Group, Inc.:
8.5% 11/10/13	30,000	35,345
9.7% 11/10/18	1,342,000	1,766,708
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. 4.5% 3/26/20	$ 1,000,000	$ 1,031,532
Reynolds American, Inc. 6.75% 6/15/17	513,000	577,521
		3,411,106
TOTAL CONSUMER STAPLES		10,789,610
ENERGY - 4.1%
Energy Equipment & Services - 0.7%
DCP Midstream LLC 5.35% 3/15/20 (d)	633,000	656,010
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	847,193
Halliburton Co. 6.15% 9/15/19	425,000	487,195
Noble Holding International Ltd. 3.45% 8/1/15	58,000	59,231
Weatherford International Ltd.:
4.95% 10/15/13	303,000	322,043
5.15% 3/15/13	1,469,000	1,551,960
		3,923,632
Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	49,360
6.375% 9/15/17	15,000	16,719
BW Group Ltd. 6.625% 6/28/17 (d)	446,000	450,359
Canadian Natural Resources Ltd.:
5.15% 2/1/13	781,000	834,069
5.7% 5/15/17	201,000	224,576
Cenovus Energy, Inc.:
4.5% 9/15/14	40,000	43,091
5.7% 10/15/19	650,000	724,923
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	9,371	9,398
Duke Capital LLC 6.25% 2/15/13	151,000	164,085
Duke Energy Field Services 5.375% 10/15/15 (d)	212,000	227,558
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	22,883
EnCana Corp. 6.3% 11/1/11	151,000	156,587
EnCana Holdings Finance Corp. 5.8% 5/1/14	502,000	558,114
Enterprise Products Operating LP:
4.6% 8/1/12	706,000	736,357
5.6% 10/15/14	339,000	375,932
5.65% 4/1/13	105,000	113,378
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)	671,000	707,877
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	20,000	23,089
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	$ 750,000	$ 788,556
Marathon Petroleum Corp. 3.5% 3/1/16 (d)	560,000	562,994
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (d)	877,000	954,067
Motiva Enterprises LLC 5.75% 1/15/20 (d)	56,000	61,600
Nexen, Inc.:
5.05% 11/20/13	721,000	768,915
5.2% 3/10/15	158,000	167,970
6.2% 7/30/19	55,000	58,828
NGPL PipeCo LLC 6.514% 12/15/12 (d)	1,219,000	1,314,032
Petro-Canada 6.05% 5/15/18	326,000	369,871
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	816,000	846,721
7.875% 3/15/19	647,000	762,975
Petroleos Mexicanos 6% 3/5/20	59,000	61,803
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	385,500
4.25% 9/1/12	1,045,000	1,085,972
5.75% 1/15/20	962,000	1,032,333
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	363,300	393,272
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	329,000	340,107
5.832% 9/30/16 (d)	240,894	256,552
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	473,000	508,320
Southeast Supply Header LLC 4.85% 8/15/14 (d)	862,000	903,970
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	29,637
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,074,031
Texas Eastern Transmission LP 6% 9/15/17 (d)	1,096,000	1,243,368
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	452,393
XTO Energy, Inc.:
4.9% 2/1/14	777,000	851,790
5% 1/31/15	264,000	292,961
5.65% 4/1/16	181,000	207,827
		21,214,720
TOTAL ENERGY		25,138,352
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 17.6%
Capital Markets - 2.9%
Bear Stearns Companies, Inc. 5.3% 10/30/15	$ 374,000	$ 407,442
BlackRock, Inc. 6.25% 9/15/17	826,000	943,899
Goldman Sachs Group, Inc.:
3.7% 8/1/15	712,000	722,138
5.375% 3/15/20	750,000	770,015
5.95% 1/18/18	1,693,000	1,837,972
6.15% 4/1/18	402,000	440,382
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	549,000	558,179
Lazard Group LLC:
6.85% 6/15/17	669,000	712,599
7.125% 5/15/15	239,000	263,013
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	1,684,000	1,794,251
6.4% 8/28/17	40,000	43,952
6.875% 4/25/18	726,000	816,682
Morgan Stanley:
4.1% 1/26/15	1,320,000	1,359,278
4.2% 11/20/14	863,000	896,144
4.75% 4/1/14	138,000	144,284
5.45% 1/9/17	200,000	210,899
5.625% 9/23/19	112,000	114,975
5.75% 1/25/21	647,000	664,554
5.95% 12/28/17	383,000	408,820
6% 4/28/15	130,000	142,378
7.3% 5/13/19	603,000	686,719
Royal Bank of Scotland PLC:
3.25% 1/11/14	660,000	666,922
4.875% 8/25/14 (d)	1,200,000	1,246,243
State Street Corp. 4.3% 5/30/14	120,000	129,462
The Bank of New York, Inc. 4.3% 5/15/14	583,000	628,612
UBS AG Stamford Branch:
3.875% 1/15/15	700,000	718,922
5.75% 4/25/18	784,000	852,040
		18,180,776
Commercial Banks - 5.1%
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	1,330,000	1,337,741
Bank of Montreal 2.125% 6/28/13	1,350,000	1,378,222
Bank of Nova Scotia 3.4% 1/22/15	1,650,000	1,707,552
Barclays Bank PLC 2.375% 1/13/14	1,680,000	1,688,445
BB&T Corp. 6.5% 8/1/11	187,000	191,409
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Comerica, Inc. 3% 9/16/15	$ 2,000	$ 1,992
Commonwealth Bank of Australia 2.9% 9/17/14 (d)	3,000,000	3,105,948
Credit Suisse New York Branch:
2.2% 1/14/14	878,000	881,592
6% 2/15/18	1,605,000	1,713,772
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (d)(h)	846,000	830,138
Export-Import Bank of Korea:
5.25% 2/10/14 (d)	114,000	121,413
5.5% 10/17/12	340,000	358,960
Fifth Third Bancorp:
3.625% 1/25/16	361,000	362,500
4.5% 6/1/18	63,000	61,444
8.25% 3/1/38	68,000	81,955
Fifth Third Bank 4.75% 2/1/15	308,000	322,696
Fifth Third Capital Trust IV 6.5% 4/15/67 (h)	7,000	6,825
HBOS PLC 6.75% 5/21/18 (d)	509,000	483,657
Huntington Bancshares, Inc. 7% 12/15/20	180,000	197,037
ING Bank NV 2.65% 1/14/13 (d)	1,310,000	1,313,203
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,941,985
Marshall & Ilsley Bank:
5% 1/17/17	36,000	37,522
5.25% 9/4/12	6,000	6,286
PNC Funding Corp. 3.625% 2/8/15	717,000	742,281
Rabobank Nederland NV 1.85% 1/10/14	2,608,000	2,611,156
Regions Bank 7.5% 5/15/18	250,000	265,000
Regions Financial Corp.:
0.4728% 6/26/12 (h)	31,000	29,510
5.75% 6/15/15	4,000	4,000
7.75% 11/10/14	20,000	21,350
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	2,245,000	2,294,002
U.S. Bancorp:
1.375% 9/13/13	1,410,000	1,410,602
3.15% 3/4/15	322,000	329,061
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(h)	442,000	423,356
Union Planters Corp. 7.75% 3/1/11	45,000	45,000
UnionBanCal Corp. 5.25% 12/16/13	115,000	123,770
Wachovia Bank NA 4.875% 2/1/15	283,000	302,491
Wachovia Corp. 5.625% 10/15/16	590,000	642,843
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
3.676% 6/15/16	$ 620,000	$ 633,471
3.75% 10/1/14	2,229,000	2,347,465
Westpac Banking Corp. 1.85% 12/9/13	1,277,000	1,280,835
		31,638,487
Consumer Finance - 1.7%
American Express Credit Corp. 2.75% 9/15/15	1,410,000	1,387,408
American Honda Finance Corp. 2.375% 3/18/13 (d)	300,000	304,130
Capital One Financial Corp.:
5.7% 9/15/11	565,000	579,916
7.375% 5/23/14	232,000	267,368
Discover Financial Services:
6.45% 6/12/17	399,000	432,598
10.25% 7/15/19	54,000	69,917
General Electric Capital Corp.:
1.875% 9/16/13	345,000	346,201
2.1% 1/7/14	435,000	436,335
2.25% 11/9/15	886,000	858,779
2.8% 1/8/13	1,045,000	1,071,900
3.5% 8/13/12	1,220,000	1,261,847
3.5% 6/29/15	518,000	532,448
6.375% 11/15/67 (h)	1,275,000	1,305,281
Household Finance Corp. 6.375% 10/15/11	1,021,000	1,056,378
SLM Corp.:
0.5016% 3/15/11 (h)	17,000	16,978
0.5331% 10/25/11 (h)	354,000	351,110
		10,278,594
Diversified Financial Services - 3.2%
Bank of America Corp. 5.75% 12/1/17	1,150,000	1,229,466
BB&T Corp. 3.375% 9/25/13	750,000	783,807
BNP Paribas:
2.125% 12/21/12	380,000	385,684
3.25% 3/11/15	710,000	716,440
BP Capital Markets PLC:
3.125% 10/1/15	60,000	60,880
3.625% 5/8/14	65,000	67,922
4.5% 10/1/20	60,000	60,260
Capital One Capital V 10.25% 8/15/39	140,000	152,075
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
4.75% 5/19/15	$ 1,605,000	$ 1,694,771
5.125% 5/5/14	239,000	256,931
6.125% 5/15/18	38,000	41,664
6.5% 8/19/13	2,950,000	3,251,284
Deutsche Bank AG London Branch 2.375% 1/11/13	1,320,000	1,342,074
JPMorgan Chase & Co. 3.4% 6/24/15	2,482,000	2,516,430
New York Life Global Fund 2.25% 12/14/12 (d)	650,000	664,695
ORIX Corp. 5.48% 11/22/11	58,000	59,683
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	189,000	185,538
5.35% 4/15/12 (d)	101,000	102,594
5.5% 1/15/14 (d)	144,000	151,030
5.7% 4/15/17 (d)	295,000	302,888
TECO Finance, Inc.:
4% 3/15/16	171,000	173,861
5.15% 3/15/20	252,000	260,865
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	489,000	517,676
USAA Capital Corp. 3.5% 7/17/14 (d)	932,000	966,632
Volkswagen International Finance NV 1.625% 8/12/13 (d)	560,000	563,308
Whirlpool Corp. 8% 5/1/12	710,000	761,032
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(h)	1,008,000	1,028,160
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(h)	527,000	524,903
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(h)	805,000	802,988
		19,625,541
Insurance - 1.7%
Aon Corp.:
3.5% 9/30/15	911,000	914,452
5% 9/30/20	7,000	7,142
Assurant, Inc. 5.625% 2/15/14	332,000	351,960
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	90,623
Berkshire Hathaway, Inc. 3.2% 2/11/15	1,000,000	1,033,202
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	259,000	265,475
Hartford Financial Services Group, Inc. 5.375% 3/15/17	18,000	18,767
Liberty Mutual Group, Inc. 6.5% 3/15/35 (d)	104,000	95,869
MetLife, Inc.:
2.375% 2/6/14	876,000	887,582
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
5% 6/15/15	$ 175,000	$ 189,296
Metropolitan Life Global Funding I 2.5% 9/29/15 (d)	750,000	731,675
Monumental Global Funding II 5.65% 7/14/11 (d)	312,000	315,995
Monumental Global Funding III 5.5% 4/22/13 (d)	382,000	406,602
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	48,000	51,889
Pacific Life Global Funding 5.15% 4/15/13 (d)	1,218,000	1,295,699
Pacific LifeCorp 6% 2/10/20 (d)	51,000	53,838
Prudential Financial, Inc.:
3.625% 9/17/12	643,000	663,656
4.5% 11/15/20	700,000	691,146
5.15% 1/15/13	73,000	77,515
5.4% 6/13/35	68,000	64,474
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(h)	29,000	27,136
Symetra Financial Corp. 6.125% 4/1/16 (d)	892,000	932,459
The Chubb Corp. 5.75% 5/15/18	311,000	348,562
Unum Group:
5.625% 9/15/20	370,000	375,911
7.125% 9/30/16	704,000	797,788
		10,688,713
Real Estate Investment Trusts - 0.9%
AvalonBay Communities, Inc.:
4.95% 3/15/13	55,000	58,601
5.5% 1/15/12	225,000	233,346
BRE Properties, Inc. 5.5% 3/15/17	61,000	65,641
Camden Property Trust:
5.375% 12/15/13	326,000	349,379
5.875% 11/30/12	102,000	108,541
Developers Diversified Realty Corp.:
5.25% 4/15/11	437,000	438,726
5.375% 10/15/12	225,000	233,011
7.5% 4/1/17	389,000	444,841
Duke Realty LP:
4.625% 5/15/13	122,000	126,561
5.875% 8/15/12	86,000	90,384
Equity One, Inc.:
6% 9/15/17	131,000	134,555
6.25% 12/15/14	62,000	66,513
6.25% 1/15/17	74,000	77,372
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust:
5.4% 12/1/13	$ 85,000	$ 91,666
5.9% 4/1/20	5,000	5,492
6% 7/15/12	509,000	539,002
6.2% 1/15/17	94,000	104,747
HRPT Properties Trust:
5.75% 11/1/15	134,000	142,235
6.25% 6/15/17	186,000	194,583
6.65% 1/15/18	95,000	101,292
UDR, Inc. 5.5% 4/1/14	1,107,000	1,172,132
Washington (REIT):
5.25% 1/15/14	30,000	31,634
5.95% 6/15/11	636,000	643,453
		5,453,707
Real Estate Management & Development - 1.5%
AMB Property LP 5.9% 8/15/13	389,000	413,081
Arden Realty LP 5.2% 9/1/11	286,000	292,378
BioMed Realty LP 6.125% 4/15/20	6,000	6,273
Brandywine Operating Partnership LP:
5.7% 5/1/17	369,000	384,608
5.75% 4/1/12	371,000	382,200
Colonial Properties Trust:
4.8% 4/1/11	1,000	1,003
6.875% 8/15/12	107,000	112,089
Duke Realty LP:
5.4% 8/15/14	498,000	531,604
5.625% 8/15/11	568,000	577,088
6.25% 5/15/13	1,166,000	1,262,983
6.75% 3/15/20	35,000	39,096
8.25% 8/15/19	7,000	8,434
ERP Operating LP:
4.75% 7/15/20	446,000	453,476
5.375% 8/1/16	240,000	263,706
5.5% 10/1/12	384,000	409,137
5.75% 6/15/17	853,000	938,875
Liberty Property LP:
4.75% 10/1/20	455,000	449,970
5.125% 3/2/15	170,000	179,830
5.5% 12/15/16	260,000	281,673
6.625% 10/1/17	582,000	667,975
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP 7.75% 8/15/19	$ 64,000	$ 76,887
Post Apartment Homes LP 6.3% 6/1/13	571,000	611,442
Regency Centers LP:
4.95% 4/15/14	92,000	96,140
5.25% 8/1/15	322,000	344,009
5.875% 6/15/17	160,000	173,567
Simon Property Group LP:
4.2% 2/1/15	234,000	246,516
5.3% 5/30/13	12,000	12,994
Tanger Properties LP:
6.125% 6/1/20	83,000	89,773
6.15% 11/15/15	115,000	124,074
		9,430,881
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
4.5% 4/1/15	935,000	976,995
5.65% 5/1/18	1,265,000	1,336,743
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	679,229
U.S. Central Federal Credit Union 1.9% 10/19/12	990,000	1,010,029
		4,002,996
TOTAL FINANCIALS		109,299,695
HEALTH CARE - 1.3%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	510,232
Celgene Corp. 2.45% 10/15/15	56,000	54,303
		564,535
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 4.45% 3/15/20	670,000	694,204
Health Care Providers & Services - 0.7%
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	274,068
6.3% 8/15/14	546,000	583,296
Express Scripts, Inc.:
5.25% 6/15/12	505,000	529,527
6.25% 6/15/14	299,000	333,786
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,099,118
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc. 3.875% 10/15/20	$ 759,000	$ 729,733
WellPoint, Inc. 4.35% 8/15/20	760,000	758,235
		4,307,763
Pharmaceuticals - 0.4%
Merck & Co., Inc. 5% 6/30/19	348,000	381,012
Roche Holdings, Inc. 5% 3/1/14 (d)	897,000	981,646
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3% 6/15/15	1,000,000	1,012,722
Watson Pharmaceuticals, Inc. 5% 8/15/14	66,000	71,277
		2,446,657
TOTAL HEALTH CARE		8,013,159
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (d)	53,000	56,521
6.4% 12/15/11 (d)	151,000	157,690
		214,211
Airlines - 0.2%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	14,314	14,364
Continental Airlines, Inc.:
6.648% 3/15/19	489,733	510,792
6.795% 2/2/20	26,755	26,956
6.82% 5/1/18	33,503	35,447
6.9% 7/2/19	133,422	142,095
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	49,449	52,292
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	286,901	280,876
8.36% 7/20/20	215,350	218,903
		1,281,725
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12	$ 106,000	$ 113,477
6% 10/15/17	442,000	501,632
		615,109
TOTAL INDUSTRIALS		2,111,045
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	526,000	577,966
6% 10/1/12	673,000	720,279
6.55% 10/1/17	356,000	410,190
		1,708,435
Office Electronics - 0.3%
Xerox Corp.:
4.25% 2/15/15	1,734,000	1,825,189
5.5% 5/15/12	277,000	291,013
		2,116,202
Software - 0.2%
Oracle Corp. 3.875% 7/15/20 (d)	1,000,000	984,901
TOTAL INFORMATION TECHNOLOGY		4,809,538
MATERIALS - 0.9%
Chemicals - 0.3%
Dow Chemical Co.:
4.85% 8/15/12	1,481,000	1,559,369
7.6% 5/15/14	80,000	92,901
		1,652,270
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	319,000	343,721
Metals & Mining - 0.6%
Anglo American Capital PLC:
2.15% 9/27/13 (d)	1,000,000	1,009,288
9.375% 4/8/14 (d)	459,000	553,016
9.375% 4/8/19 (d)	630,000	843,152
ArcelorMittal SA 3.75% 3/1/16	166,000	165,291
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	298,000	312,052
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	$ 302,000	$ 324,990
Vale Overseas Ltd. 6.25% 1/23/17	403,000	454,233
		3,662,022
TOTAL MATERIALS		5,658,013
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
AT&T Broadband Corp. 8.375% 3/15/13	390,000	442,330
AT&T, Inc.:
2.5% 8/15/15	62,000	61,398
5.5% 2/1/18	690,000	757,695
6.7% 11/15/13	177,000	200,313
CenturyLink, Inc. 6.15% 9/15/19	592,000	617,177
Deutsche Telekom International Financial BV 5.25% 7/22/13	370,000	401,142
France Telecom SA 2.125% 9/16/15	220,000	214,789
SBC Communications, Inc.:
5.1% 9/15/14	950,000	1,045,401
5.875% 2/1/12	412,000	431,777
5.875% 8/15/12	148,000	158,609
Telecom Italia Capital SA:
4.95% 9/30/14	557,000	572,317
5.25% 10/1/15	395,000	401,676
6.999% 6/4/18	271,000	290,844
7.175% 6/18/19	48,000	51,968
Telefonica Emisiones SAU:
3.729% 4/27/15	1,278,000	1,287,547
6.421% 6/20/16	234,000	259,807
Verizon New England, Inc. 6.5% 9/15/11	178,000	183,593
Verizon New York, Inc. 6.875% 4/1/12	948,000	1,005,553
		8,383,936
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 3.625% 3/30/15	600,000	616,991
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	1,360,000	1,462,919
5.875% 10/1/19	34,000	36,847
Sprint Nextel Corp. 6% 12/1/16	172,000	171,570
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
4.15% 6/10/14	$ 346,000	$ 366,443
5% 12/16/13	398,000	432,583
5.5% 6/15/11	597,000	605,581
		3,692,934
TOTAL TELECOMMUNICATION SERVICES		12,076,870
UTILITIES - 2.9%
Electric Utilities - 1.6%
Ameren Illinois Co. 6.125% 11/15/17	62,000	68,968
AmerenUE 6.4% 6/15/17	519,000	588,087
Cleveland Electric Illuminating Co. 5.65% 12/15/13	714,000	783,415
Commonwealth Edison Co. 5.4% 12/15/11	958,000	993,572
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (d)	24,000	24,833
Edison International 3.75% 9/15/17	431,000	427,715
EDP Finance BV:
4.9% 10/1/19 (d)	200,000	182,048
5.375% 11/2/12 (d)	301,000	311,324
Exelon Corp. 4.9% 6/15/15	415,000	440,738
FirstEnergy Corp. 7.375% 11/15/31	55,000	59,957
FirstEnergy Solutions Corp.:
4.8% 2/15/15	160,000	168,314
6.05% 8/15/21	655,000	685,018
LG&E and KU Energy LLC:
2.125% 11/15/15 (d)	479,000	459,055
3.75% 11/15/20 (d)	2,000	1,889
Mid-American Energy Co. 5.65% 7/15/12	50,000	53,050
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,791,676
6.5% 8/1/18	273,000	314,159
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	125,394
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	448,590
Progress Energy, Inc.:
4.4% 1/15/21	732,000	728,028
7.1% 3/1/11	588,000	588,000
Sierra Pacific Power Co. 5.45% 9/1/13	270,000	294,017
Tampa Electric Co. 5.4% 5/15/21 (d)	238,000	256,603
		9,794,450
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	$ 357,000	$ 392,293
Exelon Generation Co. LLC:
4% 10/1/20	80,000	74,441
5.2% 10/1/19	1,000,000	1,030,084
5.35% 1/15/14	231,000	249,669
PPL Energy Supply LLC 6.3% 7/15/13	1,500,000	1,648,764
		3,395,251
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	680,000	699,880
Dominion Resources, Inc.:
6.3% 9/30/66 (h)	651,000	636,353
7.5% 6/30/66 (h)	567,000	589,680
DTE Energy Co. 7.05% 6/1/11	337,000	342,010
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	495,000	530,748
National Grid PLC 6.3% 8/1/16	248,000	282,831
NiSource Finance Corp.:
5.25% 9/15/17	402,000	425,583
5.4% 7/15/14	234,000	254,391
5.45% 9/15/20	43,000	44,798
6.4% 3/15/18	230,000	258,221
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	454,000	453,433
		4,517,928
TOTAL UTILITIES		17,707,629
TOTAL NONCONVERTIBLE BONDS (Cost $200,317,790)		215,556,470
U.S. Government and Government Agency Obligations - 39.3%

U.S. Government Agency Obligations - 4.0%
Fannie Mae:
0.375% 12/28/12	1,860,000	1,845,278
1.25% 8/20/13	930,000	934,431
1.25% 2/27/14	2,294,000	2,290,057
2.5% 5/15/14	3,810,000	3,936,503
2.75% 3/13/14	2,444,000	2,545,692
4.625% 10/15/13	308,000	335,695
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac:
0.625% 12/28/12	$ 2,512,000	$ 2,508,760
0.75% 3/28/13	1,911,000	1,908,971
1.375% 2/25/14	3,090,000	3,094,394
1.75% 9/10/15	4,207,000	4,129,507
4.5% 1/15/14	986,000	1,075,156
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		24,604,444
U.S. Treasury Obligations - 34.3%
U.S. Treasury Notes:
1.75% 7/31/15	26,929,000	26,800,549
1.875% 6/30/15	4,339,000	4,348,832
1.875% 9/30/17	226,000	214,488
2.125% 5/31/15	25,077,000	25,435,601
2.375% 9/30/14 (f)	13,980,000	14,425,613
2.5% 4/30/15	13,746,000	14,168,043
2.625% 7/31/14	4,500,000	4,688,789
2.625% 1/31/18	38,975,000	38,533,491
2.625% 8/15/20	795,000	747,052
3% 9/30/16	10,517,000	10,869,488
3.125% 1/31/17	8,719,000	9,026,885
3.5% 5/15/20	39,133,000	39,762,648
3.625% 2/15/20	23,540,000	24,235,160
TOTAL U.S. TREASURY OBLIGATIONS		213,256,639
Other Government Related - 1.0%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	520,000	530,622
3.125% 6/15/12 (FDIC Guaranteed) (e)	18,000	18,600
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (e)	1,600,000	1,631,989
2.25% 12/10/12 (FDIC Guaranteed) (e)	1,710,000	1,754,746
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
General Electric Capital Corp. 2% 9/28/12 (FDIC Guaranteed) (e)	$ 2,010,000	$ 2,054,646
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (e)	9,000	9,315
TOTAL OTHER GOVERNMENT RELATED		5,999,918
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $242,780,728)		243,861,001
U.S. Government Agency - Mortgage Securities - 5.9%

Fannie Mae - 4.7%
2.018% 10/1/33 (h)	59,283	61,118
2.142% 3/1/35 (h)	39,665	41,026
2.165% 10/1/33 (h)	23,029	23,808
2.202% 2/1/33 (h)	49,665	51,243
2.213% 7/1/35 (h)	21,604	22,313
2.243% 12/1/34 (h)	54,947	56,677
2.316% 3/1/35 (h)	8,909	9,238
2.474% 10/1/35 (h)	82,091	84,993
2.532% 7/1/34 (h)	27,101	28,169
2.553% 10/1/33 (h)	57,586	60,629
2.573% 3/1/35 (h)	27,174	28,517
2.59% 6/1/36 (h)	40,393	42,224
2.622% 12/1/33 (h)	1,617,186	1,698,985
2.622% 7/1/34 (h)	115,925	121,769
2.634% 7/1/35 (h)	173,554	182,412
2.682% 2/1/34 (h)	16,072	16,848
2.686% 11/1/36 (h)	306,162	321,534
2.733% 7/1/35 (h)	286,312	300,200
2.747% 5/1/35 (h)	116,578	123,250
2.917% 4/1/35 (h)	977,233	1,028,318
3.193% 1/1/40 (h)	584,513	603,223
3.335% 1/1/40 (h)	877,600	910,604
3.5% 12/1/25	13,642,750	13,693,346
3.536% 7/1/37 (h)	87,052	91,226
3.547% 12/1/39 (h)	184,733	192,358
3.606% 3/1/40 (h)	658,072	686,548
3.768% 10/1/39 (h)	413,783	428,558
4% 8/1/18	925,985	968,295
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 8/1/18 to 3/1/35	$ 1,529,603	$ 1,614,513
6% 5/1/16 to 4/1/17	247,035	269,106
6.5% 12/1/13 to 3/1/35	3,324,134	3,695,420
7% 11/1/11 to 6/1/33	912,653	1,039,352
7.5% 8/1/17 to 3/1/28	297,188	335,806
8.5% 5/1/21 to 9/1/25	49,724	56,403
9.5% 2/1/25	6,712	7,296
10.5% 8/1/20	12,123	14,319
12.5% 12/1/13 to 4/1/15	5,510	6,283
TOTAL FANNIE MAE		28,915,927
Freddie Mac - 1.2%
2.245% 4/1/35 (h)	403,809	419,368
2.585% 1/1/35 (h)	109,919	115,403
3.147% 3/1/33 (h)	8,268	8,713
3.352% 10/1/35 (h)	57,045	60,432
3.524% 12/1/39 (h)	480,627	498,208
3.552% 4/1/40 (h)	438,264	454,574
3.588% 4/1/40 (h)	392,209	407,399
3.616% 2/1/40 (h)	984,198	1,024,165
4.5% 8/1/18	1,653,050	1,755,781
5% 3/1/19	2,525,674	2,716,529
8.5% 9/1/24 to 8/1/27	49,256	56,720
11.5% 10/1/15	2,589	2,873
TOTAL FREDDIE MAC		7,520,165
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	190,445	216,830
7.5% 2/15/28 to 10/15/28	4,492	5,136
8% 6/15/24	222	253
8.5% 5/15/17 to 10/15/21	62,594	71,058
11% 7/20/19 to 8/20/19	3,090	3,689
TOTAL GINNIE MAE		296,966
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $35,985,104)		36,733,058
Asset-Backed Securities - 7.8%
	Principal Amount	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7315% 4/25/35 (h)	$ 146,088	$ 109,296
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0115% 3/25/34 (h)	5,843	5,768
Class M2, 1.9115% 3/25/34 (h)	60,000	48,861
Series 2005-HE2 Class M2, 0.7115% 4/25/35 (h)	19,437	18,262
Series 2006-OP1:
Class M4, 0.6315% 4/25/36 (h)	19,400	172
Class M5, 0.6515% 4/25/36 (h)	1,150	2
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.742% 10/20/14 (h)	5,215	970
Series 2007-D1 Class D, 1.662% 1/22/13 (d)(h)	1,065,000	10,650
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	1,110,000	1,123,251
Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	280,000	283,672
Class A4, 3% 10/15/15 (d)	280,000	289,219
Series 2010-1 Class A4, 2.3% 12/15/14	930,000	946,241
Series 2010-4 Class A4, 1.35% 12/15/15	570,000	556,602
Series 2010-5 Class A4, 1.75% 3/15/16	240,000	236,829
Series 2011-1 Class A4, 2.14% 3/15/16	1,090,000	1,095,553
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	320,000	328,140
Series 2011-1 Class A2, 2.15% 1/15/16	2,260,000	2,256,558
AmeriCredit Automobile Receivables Trust Series 2010-4 Class A3, 1.27% 4/8/15	870,000	866,511
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	450,000	449,896
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	128,000	131,365
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9615% 12/25/33 (h)	10,939	9,338
Series 2004-R2 Class M3, 0.8115% 4/25/34 (h)	15,238	3,920
Series 2005-R2 Class M1, 0.7115% 4/25/35 (h)	176,341	151,393
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.04% 3/25/34 (h)	4,092	3,260
Series 2004-W11 Class M2, 0.9615% 11/25/34 (h)	63,962	47,440
Series 2004-W7 Class M1, 0.8115% 5/25/34 (h)	185,706	128,443
Series 2006-W4 Class A2C, 0.4215% 5/25/36 (h)	158,946	56,887
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0865% 4/25/34 (h)	228,192	185,376
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2006-HE2 Class M1, 0.6315% 3/25/36 (h)	$ 33,000	$ 871
Axon Financial Funding Ltd. 2.025% 4/4/17 (b)(d)(h)	842,000	8
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (d)	500,000	517,796
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	331,618	334,333
Series 2009-3A Class A3, 1.67% 12/15/13 (d)	1,081,441	1,089,139
Series 2010-2 Class A3, 1.31% 7/15/14	1,150,000	1,158,726
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.0115% 2/25/35 (h)	427,000	319,120
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	910,000	910,466
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0528% 12/1/41 (h)	84,262	84,158
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3128% 12/26/24 (h)	138,685	125,510
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (h)	11,220	11,126
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	17,082	17,109
Class C, 5.31% 6/15/12	203,000	205,710
Series 2007-1 Class C, 5.38% 11/15/12	72,000	74,603
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	1,273,180	1,311,428
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	400,000	431,765
Capital Trust Ltd. Series 2004-1:
Class A2, 0.712% 7/20/39 (d)(h)	52,147	39,110
Class B, 1.012% 7/20/39 (d)(h)	30,070	13,832
Class C, 1.362% 7/20/39 (d)(h)	38,684	5,803
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	105,000	106,678
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5615% 7/25/36 (h)	130,038	8,250
Series 2006-NC2 Class M7, 1.1115% 6/25/36 (h)	48,500	205
Series 2006-NC4 Class M1, 0.5615% 10/25/36 (h)	28,000	2,116
Series 2006-RFC1 Class M9, 2.1315% 5/25/36 (h)	21,243	1,294
Series 2007-RFC1 Class A3, 0.4015% 12/25/36 (h)	205,465	77,247
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14	770,000	823,698
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	700,000	700,330
Asset-Backed Securities - continued
	Principal Amount	Value
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (d)	$ 163,770	$ 163,833
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	700,000	753,247
Series 2009-A5 Class A5, 2.25% 12/23/14	2,070,000	2,114,708
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (d)	1,100,000	1,116,909
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5315% 5/25/37 (h)	87,242	13,599
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3215% 6/25/47 (h)	8,565	8,409
Series 2007-4 Class A1A, 0.36% 9/25/37 (h)	61,881	59,184
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	37,648	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5106% 3/25/32 (MGIC Investment Corp. Insured) (h)	36,015	13,454
Series 2004-3 Class M4, 1.2315% 4/25/34 (h)	18,137	7,557
Series 2004-4 Class M2, 1.0565% 6/25/34 (h)	50,135	28,734
Series 2005-3 Class MV1, 0.6815% 8/25/35 (h)	72,405	69,245
Series 2005-AB1 Class A2, 0.4715% 8/25/35 (h)	8,495	8,382
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (d)	47,621	48,249
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6842% 5/28/35 (h)	4,436	3,273
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4365% 8/25/34 (h)	33,155	19,027
Series 2006-3 Class 2A3, 0.4215% 11/25/36 (h)	581,111	215,101
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.8% 7/15/13 (d)	930,000	929,340
Ford Credit Auto Owner Trust:
Series 2006-B:
Class C, 5.68% 6/15/12	310,000	310,723
Class D, 7.26% 2/15/13 (d)	850,000	852,720
Series 2006-C:
Class B, 5.3% 6/15/12	78,000	79,188
Class D, 6.89% 5/15/13 (d)	439,000	447,571
Series 2007-A Class D, 7.05% 12/15/13 (d)	310,000	325,099
Series 2009-B Class A3, 2.79% 8/15/13	585,394	592,943
Series 2009-C Class A4, 4.43% 11/15/14	520,000	551,767
Series 2009-D Class A4, 2.98% 8/15/14	690,000	713,323
Series 2009-E Class A3, 1.51% 1/15/14	700,000	705,645
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust: - continued
Series 2010-B:
Class A3, 0.98% 10/15/14	$ 620,000	$ 621,684
Class A4, 1.58% 9/15/15	1,360,000	1,358,992
Ford Credit Floorplan Master Owner Trust:
Series 2006-4:
Class A, 0.5158% 6/15/13 (h)	700,000	698,657
Class B, 0.8158% 6/15/13 (h)	88,000	87,775
Series 2010-1 Class A, 1.9158% 12/15/14 (d)(h)	560,000	571,071
Series 2010-5 Class A1, 1.5% 9/15/15	640,000	634,613
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	7,646	7,663
Series 2007-1:
Class A4, 5.03% 2/16/15	31,588	31,631
Class C, 5.43% 2/16/15	77,000	76,741
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7515% 1/25/35 (h)	81,136	40,096
Class M4, 0.9415% 1/25/35 (h)	41,438	13,200
Series 2006-D Class M1, 0.4915% 11/25/36 (h)	36,689	1,166
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (d)(h)	335,000	197,650
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	211,680	168,497
GE Business Loan Trust:
Series 2003-1 Class A, 0.6958% 4/15/31 (d)(h)	28,171	26,340
Series 2006-2A:
Class A, 0.4458% 11/15/34 (d)(h)	269,592	223,761
Class B, 0.5458% 11/15/34 (d)(h)	97,817	63,581
Class C, 0.6458% 11/15/34 (d)(h)	161,437	80,719
Class D, 1.0158% 11/15/34 (d)(h)	61,235	14,696
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,600,000	1,616,229
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7028% 6/25/42 (h)	92,000	76,604
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	4,861	4,946
Class C, 5.74% 12/15/14	4,283	4,354
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(h)	59,628	12,016
Class M1, 0.9115% 6/25/34 (h)	253,008	176,969
Series 2007-HE1 Class M1, 0.5115% 3/25/47 (h)	100,732	5,739
Asset-Backed Securities - continued
	Principal Amount	Value
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3415% 5/25/30 (d)(h)	$ 9,109	$ 4,646
Series 2006-3:
Class B, 0.6615% 9/25/46 (d)(h)	74,651	37,326
Class C, 0.8115% 9/25/46 (d)(h)	174,018	41,764
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5815% 8/25/33 (h)	54,211	39,370
Series 2003-3 Class M1, 1.5515% 8/25/33 (h)	66,956	55,622
Series 2003-5 Class A2, 0.9615% 12/25/33 (h)	2,817	1,980
Series 2005-5 Class 2A2, 0.5115% 11/25/35 (h)	7,817	7,714
Series 2006-1 Class 2A3, 0.4865% 4/25/36 (h)	122,863	119,682
Series 2006-8 Class 2A1, 0.3115% 3/25/37 (h)	758	748
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	260,000	264,240
Series 2010-2 Class A4, 1.92% 6/18/13	1,300,000	1,316,209
Series 2011-1 Class A4, 1.8% 4/17/17	330,000	329,901
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.552% 3/20/36 (h)	62,654	52,187
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4515% 1/25/37 (h)	141,116	59,267
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	350,000	353,428
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	933,119	938,223
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5615% 7/25/36 (h)	25,000	1,028
Series 2007-CH1:
Class AV4, 0.3915% 11/25/36 (h)	176,698	151,828
Class MV1, 0.4915% 11/25/36 (h)	143,100	94,738
Series 2007-CH3 Class M1, 0.5615% 3/25/37 (h)	71,000	3,616
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6328% 12/27/29 (h)	63,895	54,894
Series 2006-A Class 2C, 1.4528% 3/27/42 (h)	392,000	72,185
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	208,438	210,907
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3415% 6/25/34 (h)	10,761	6,764
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	2,529	2,396
Class C, 5.691% 10/20/28 (d)	1,265	1,192
Class D, 6.01% 10/20/28 (d)	13,595	11,116
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5215% 10/25/36 (h)	63,216	3,549
Asset-Backed Securities - continued
	Principal Amount	Value
MASTR Asset Backed Securities Trust: - continued
Series 2007-HE1 Class M1, 0.5615% 5/25/37 (h)	$ 89,453	$ 4,624
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (d)	1,250,000	1,249,752
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0115% 7/25/34 (h)	23,015	15,213
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	13,475	13,563
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9115% 7/25/34 (h)	76,266	59,752
Series 2006-FM1 Class A2B, 0.3715% 4/25/37 (h)	189,748	173,456
Series 2006-MLN1 Class A2A, 0.3315% 7/25/37 (h)	1,740	1,723
Series 2006-OPT1 Class A1A, 0.5215% 6/25/35 (h)	339,047	278,270
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6015% 8/25/34 (h)	4,895	4,065
Series 2004-NC8 Class M6, 1.5115% 9/25/34 (h)	94,987	39,771
Series 2005-NC1 Class M1, 0.7015% 1/25/35 (h)	45,571	32,169
Series 2005-NC2 Class B1, 1.4315% 3/25/35 (h)	47,458	7,176
Series 2007-HE2 Class M1, 0.5115% 1/25/37 (h)	33,000	901
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	736,800	101,310
Series 2006-1 Class AIO, 5.5% 4/25/11 (j)	835,946	6,446
Series 2006-2 Class AIO, 6% 8/25/11 (j)	489,000	10,085
Series 2006-3 Class AIO, 7.1% 1/25/12 (j)	2,506,000	112,770
Series 2006-4:
Class A1, 0.2915% 3/25/25 (h)	14,502	14,421
Class AIO, 6.35% 2/27/12 (j)	1,917,000	102,021
Class D, 1.3615% 5/25/32 (h)	300,000	6,982
Series 2007-1 Class AIO, 7.27% 4/25/12 (j)	2,308,000	173,100
Series 2007-2 Class AIO, 6.7% 7/25/12 (j)	1,718,000	143,407
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7715% 9/25/35 (h)	162,650	107,601
Series 2005-D Class M2, 0.7315% 2/25/36 (h)	99,892	9,202
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	213,774	214,476
Series 2009-B Class A3, 2.07% 1/15/15	713,558	717,105
Ocala Funding LLC:
Series 2005-1A Class A, 1.7535% 3/20/49 (b)(d)	64,000	0
Series 2006-1A Class A, 1.662% 3/20/49 (b)(d)(h)	134,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3515% 5/25/37 (h)	2,020	1,983
Series 2007-6 Class 2A1, 0.3215% 7/25/37 (h)	4,327	4,229
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5115% 9/25/34 (h)	$ 60,741	$ 38,614
Class M4, 1.7115% 9/25/34 (h)	77,891	36,325
Series 2005-WCH1:
Class M2, 0.7815% 1/25/36 (h)	308,921	286,411
Class M3, 0.8215% 1/25/36 (h)	54,533	38,615
Class M4, 1.0915% 1/25/36 (h)	126,217	52,087
Series 2005-WHQ2:
Class M7, 1.5115% 5/25/35 (h)	456,374	11,335
Class M9, 2.1415% 5/25/35 (h)	2,880	4
Providian Master Note Trust Series 2006-C1A Class C1, 0.8158% 3/15/15 (d)(h)	400,093	400,019
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4915% 12/25/36 (h)	64,000	1,990
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0615% 4/25/33 (h)	582	513
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0565% 3/25/35 (h)	173,624	143,868
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9815% 1/25/36 (h)	9,328	313
Series 2006-FR4 Class A2A, 0.3415% 8/25/36 (h)	5,952	2,387
Series 2007-NC1 Class A2A, 0.3115% 12/25/36 (h)	1,925	1,890
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4106% 3/20/19 (FGIC Insured) (d)(h)	86,464	81,392
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2516% 6/15/33 (h)	145,000	12,871
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	81,826	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4115% 9/25/34 (h)	8,086	3,373
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	104,736	107,878
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1215% 9/25/34 (h)	2,472	1,926
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	410,000	411,796
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8628% 4/6/42 (d)(h)	308,349	9,250
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	48,963	49,406
USAA Auto Owner Trust:
Series 2009-1 Class A4, 4.77% 9/15/14	460,000	484,092
Asset-Backed Securities - continued
	Principal Amount	Value
USAA Auto Owner Trust: - continued
Series 2009-2 Class A3, 1.54% 2/18/14	$ 833,191	$ 838,742
Volkswagen Auto Lease Trust:
Series 2009-A Class A3, 3.41% 4/16/12	481,237	484,909
Series 2010-A Class A3, 0.85% 11/20/13	1,410,000	1,408,592
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	75,976	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7658% 8/15/15 (d)(h)	788,019	785,397
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	646	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1031% 10/25/44 (d)(h)	203,978	91,790
TOTAL ASSET-BACKED SECURITIES (Cost $47,652,796)		48,308,804
Collateralized Mortgage Obligations - 2.7%

Private Sponsor - 2.0%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.4035% 2/17/52 (d)(h)	800,000	797,576
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7331% 4/12/56 (d)(h)	162,551	161,282
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	424,056	432,096
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9055% 1/25/34 (h)	158,078	149,153
Series 2004-1 Class 2A2, 3.2375% 10/25/34 (h)	114,098	103,570
Series 2004-A Class 2A2, 2.9991% 2/25/34 (h)	34,072	30,434
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (h)	15,468	14,024
Class 2A2, 3.0527% 3/25/34 (h)	102,205	98,500
Series 2004-D Class 2A2, 2.9567% 5/25/34 (h)	230,604	211,730
Series 2004-G Class 2A7, 3.0214% 8/25/34 (h)	212,805	191,846
Series 2004-H Class 2A1, 3.1667% 9/25/34 (h)	190,789	172,830
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4264% 10/12/41 (d)(h)(j)	459,533	5,301
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 2.9853% 2/25/37 (h)	104,552	103,892
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0995% 12/10/49 (h)	216,000	228,335
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	$ 241,000	$ 108,450
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7648% 7/16/34 (d)(h)	161,084	160,812
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9234% 11/25/34 (h)	252,180	236,085
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	509,009	503,919
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4631% 10/18/54 (d)(h)	404,000	401,596
Class C2, 0.7731% 10/18/54 (d)(h)	135,000	133,839
Class M2, 0.5531% 10/18/54 (d)(h)	232,000	227,685
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7825% 11/20/56 (d)(h)	379,000	369,828
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.363% 12/20/54 (h)	25,291	16,452
Series 2006-1A Class C2, 1.463% 12/20/54 (d)(h)	578,000	371,943
Series 2006-2 Class C1, 0.733% 12/20/54 (h)	463,000	297,941
Series 2006-3 Class C2, 0.763% 12/20/54 (h)	128,000	82,368
Series 2006-4:
Class B1, 0.353% 12/20/54 (h)	521,000	429,825
Class C1, 0.643% 12/20/54 (h)	319,000	205,277
Class M1, 0.433% 12/20/54 (h)	137,000	103,435
Series 2007-1:
Class 1C1, 0.863% 12/20/54 (h)	258,000	166,023
Class 1M1, 0.563% 12/20/54 (h)	172,000	129,860
Class 2C1, 1.223% 12/20/54 (h)	117,000	75,290
Class 2M1, 0.763% 12/20/54 (h)	222,000	167,610
Series 2007-2 Class 2C1, 0.694% 12/17/54 (h)	308,000	198,198
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7531% 1/20/44 (h)	36,767	27,575
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.482% 5/19/35 (h)	31,265	20,928
Holmes Master Issuer PLC floater Series 2007-1 Class 3A1, 0.3831% 7/15/40 (h)	170,000	169,762
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (h)	7,635	7,726
Class A3, 5.447% 6/12/47 (h)	410,000	424,410
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.6869% 12/25/34 (h)	144,458	134,635
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
JPMorgan Mortgage Trust: - continued
Series 2006-A2 Class 5A1, 2.9739% 11/25/33 (h)	$ 188,023	$ 180,804
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4715% 5/25/47 (h)	86,153	59,454
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4915% 10/25/36 (h)	49,839	222
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4315% 2/25/37 (h)	168,504	121,172
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.436% 6/15/22 (d)(h)	28,707	27,056
Class C, 0.456% 6/15/22 (d)(h)	181,170	160,788
Class D, 0.466% 6/15/22 (d)(h)	69,853	59,724
Class E, 0.476% 6/15/22 (d)(h)	111,337	93,801
Class F, 0.506% 6/15/22 (d)(h)	177,078	146,532
Class G, 0.576% 6/15/22 (d)(h)	41,484	33,706
Class H, 0.596% 6/15/22 (d)(h)	83,046	66,229
Class J, 0.636% 6/15/22 (d)(h)	97,221	73,159
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	925,000	975,409
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5615% 3/25/37 (h)	277,584	18,143
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3831% 10/15/33 (h)	450,000	445,615
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.81% 10/25/35 (h)	542,922	475,122
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.614% 7/10/35 (d)(h)	203,533	165,493
Class B6, 3.114% 7/10/35 (d)(h)	338,598	259,434
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	122,319	128,573
Series 2004-SL3 Class A1, 7% 8/25/16	7,273	7,050
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7115% 6/25/33 (d)(h)	43,679	35,802
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (h)	4,517	3,360
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (h)	280,140	199,406
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5271% 6/25/34 (h)	133,373	131,028
Series 2005-AR10 Class 2A2, 2.833% 6/25/35 (h)	115,223	111,634
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR12 Class 2A6, 2.8181% 7/25/35 (h)	$ 83,101	$ 78,800
Series 2005-AR2 Class 2A2, 2.8076% 3/25/35 (h)	349,899	327,324
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (h)	195,889	178,926
TOTAL PRIVATE SPONSOR		12,435,807
U.S. Government Agency - 0.7%
Fannie Mae Series 2010-123 Class DL, 3.5% 11/25/25	626,096	649,586
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	67,018	72,556
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	229,603	246,108
Series 2004-86 Class KC, 4.5% 5/25/19	167,793	175,144
Series 2010-143 Class B, 3.5% 12/25/25	968,872	1,004,107
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	447,626	490,667
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	241,356	260,108
Series 2363 Class PF, 6% 9/15/16	306,884	330,204
Series 3777 Class AC, 3.5% 12/15/25	1,381,326	1,405,118
TOTAL U.S. GOVERNMENT AGENCY		4,633,598
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,674,471)		17,069,405
Commercial Mortgage Securities - 5.4%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0685% 2/14/43 (h)	159,000	169,193
Class A3, 7.1185% 2/14/43 (h)	172,000	185,866
Class A6, 7.4385% 2/14/43 (h)	253,000	268,889
Class PS1, 1.4561% 2/14/43 (h)(j)	642,669	15,230
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7218% 5/10/45 (h)	252,000	271,218
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-5 Class A3, 5.39% 9/10/47	$ 301,000	$ 311,005
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	448,067
Series 2007-2 Class A1, 5.421% 4/10/49	34,881	35,519
Series 2007-4 Class A3, 5.8093% 2/10/51 (h)	215,000	226,798
Series 2006-6 Class E, 5.619% 10/10/45 (d)	125,000	35,930
Series 2007-3 Class A3, 5.6579% 6/10/49 (h)	361,000	376,494
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2:
Class A3, 4.05% 11/10/38	44,754	45,441
Class A4, 4.153% 11/10/38	274,000	282,644
Series 2006-1 Class A1, 5.219% 9/10/45 (h)	50,284	50,274
Series 2001-3 Class H, 6.562% 4/11/37 (d)	121,000	122,507
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	54,000	53,225
Class K, 6.15% 5/11/35 (d)	100,000	95,208
Series 2007-1 Class B, 5.543% 1/15/49	130,000	104,418
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5758% 3/15/22 (d)(h)	93,000	91,140
Class D, 0.6258% 3/15/22 (d)(h)	94,000	87,420
Class E, 0.6658% 3/15/22 (d)(h)	78,000	70,980
Class F, 0.7358% 3/15/22 (d)(h)	70,189	62,468
Class G, 0.7958% 3/15/22 (d)(h)	45,493	39,579
Series 2006-BIX1:
Class C, 0.4458% 10/15/19 (d)(h)	139,000	134,135
Class D, 0.4758% 10/15/19 (d)(h)	170,000	158,950
Class E, 0.5058% 10/15/19 (d)(h)	157,000	142,870
Class F, 0.5758% 10/15/19 (d)(h)	360,653	317,375
Class G, 0.5958% 10/15/19 (d)(h)	144,054	121,005
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1115% 12/25/33 (d)(h)	8,733	6,375
Series 2004-1:
Class A, 0.6215% 4/25/34 (d)(h)	125,416	110,993
Class B, 2.1615% 4/25/34 (d)(h)	17,211	9,638
Class M1, 0.8215% 4/25/34 (d)(h)	13,945	10,668
Class M2, 1.4615% 4/25/34 (d)(h)	12,911	9,038
Series 2004-2:
Class A, 0.6915% 8/25/34 (d)(h)	126,999	110,490
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-2:
Class M1, 0.8415% 8/25/34 (d)(h)	$ 20,825	$ 15,411
Series 2004-3:
Class A1, 0.6315% 1/25/35 (d)(h)	236,935	203,764
Class A2, 0.6815% 1/25/35 (d)(h)	41,041	30,780
Class M1, 0.7615% 1/25/35 (d)(h)	49,604	35,715
Class M2, 1.2615% 1/25/35 (d)(h)	22,372	15,101
Series 2005-2A:
Class A1, 0.5715% 8/25/35 (d)(h)	176,022	143,458
Class M1, 0.6915% 8/25/35 (d)(h)	10,372	6,952
Class M2, 0.7415% 8/25/35 (d)(h)	17,107	10,692
Class M3, 0.7615% 8/25/35 (d)(h)	9,465	5,702
Class M4, 0.8715% 8/25/35 (d)(h)	8,688	4,936
Series 2005-3A:
Class A1, 0.5815% 11/25/35 (d)(h)	78,455	63,941
Class A2, 0.6615% 11/25/35 (d)(h)	78,999	62,409
Class M1, 0.7015% 11/25/35 (d)(h)	9,279	6,124
Class M2, 0.7515% 11/25/35 (d)(h)	11,781	7,304
Class M3, 0.7715% 11/25/35 (d)(h)	10,544	6,116
Class M4, 0.8615% 11/25/35 (d)(h)	13,137	6,995
Series 2005-4A:
Class A2, 0.6515% 1/25/36 (d)(h)	180,676	140,928
Class B1, 1.6615% 1/25/36 (d)(h)	15,614	5,933
Class M1, 0.7115% 1/25/36 (d)(h)	58,283	38,758
Class M2, 0.7315% 1/25/36 (d)(h)	17,485	10,928
Class M3, 0.7615% 1/25/36 (d)(h)	25,535	14,555
Class M4, 0.8715% 1/25/36 (d)(h)	14,123	7,344
Class M5, 0.9115% 1/25/36 (d)(h)	14,123	6,708
Class M6, 0.9615% 1/25/36 (d)(h)	15,000	6,150
Series 2006-1:
Class A2, 0.6215% 4/25/36 (d)(h)	27,797	22,237
Class M1, 0.6415% 4/25/36 (d)(h)	9,942	6,462
Class M2, 0.6615% 4/25/36 (d)(h)	10,504	6,407
Class M3, 0.6815% 4/25/36 (d)(h)	9,038	5,152
Class M4, 0.7815% 4/25/36 (d)(h)	5,122	2,689
Class M5, 0.8215% 4/25/36 (d)(h)	4,971	2,336
Class M6, 0.9015% 4/25/36 (d)(h)	9,912	4,460
Series 2006-2A:
Class A1, 0.4915% 7/25/36 (d)(h)	432,288	345,830
Class A2, 0.5415% 7/25/36 (d)(h)	24,834	18,874
Class B1, 1.1315% 7/25/36 (d)(h)	9,298	3,347
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class B3, 2.9615% 7/25/36 (d)(h)	$ 14,048	$ 3,653
Class M1, 0.5715% 7/25/36 (d)(h)	26,057	14,852
Class M2, 0.5915% 7/25/36 (d)(h)	18,384	9,744
Class M3, 0.6115% 7/25/36 (d)(h)	15,249	7,396
Class M4, 0.6815% 7/25/36 (d)(h)	10,297	4,428
Class M5, 0.7315% 7/25/36 (d)(h)	12,656	5,189
Class M6, 0.8015% 7/25/36 (d)(h)	18,884	6,798
Series 2006-3A:
Class B1, 1.0615% 10/25/36 (d)(h)	16,756	3,016
Class B2, 1.6115% 10/25/36 (d)(h)	12,085	1,813
Class B3, 2.8615% 10/25/36 (d)(h)	19,667	2,360
Class M4, 0.6915% 10/25/36 (d)(h)	18,518	6,852
Class M5, 0.7415% 10/25/36 (d)(h)	22,169	7,316
Class M6, 0.8215% 10/25/36 (d)(h)	43,394	10,849
Series 2006-4A:
Class A1, 0.4915% 12/25/36 (d)(h)	97,201	78,247
Class A2, 0.5315% 12/25/36 (d)(h)	408,665	306,499
Class B1, 0.9615% 12/25/36 (d)(h)	15,026	2,591
Class B2, 1.5115% 12/25/36 (d)(h)	15,460	2,408
Class B3, 2.7115% 12/25/36 (d)(h)	25,646	3,022
Class M1, 0.5515% 12/25/36 (d)(h)	31,334	18,174
Class M2, 0.5715% 12/25/36 (d)(h)	21,103	11,396
Class M3, 0.6015% 12/25/36 (d)(h)	21,103	10,446
Class M4, 0.6615% 12/25/36 (d)(h)	24,940	10,973
Class M5, 0.7015% 12/25/36 (d)(h)	23,661	9,938
Class M6, 0.7815% 12/25/36 (d)(h)	21,103	7,808
Series 2007-1:
Class A2, 0.5315% 3/25/37 (d)(h)	108,050	76,716
Class B1, 0.9315% 3/25/37 (d)(h)	34,430	6,886
Class B2, 1.4115% 3/25/37 (d)(h)	24,889	3,982
Class B3, 3.6115% 3/25/37 (d)(h)	67,746	7,452
Class M1, 0.5315% 3/25/37 (d)(h)	30,239	14,515
Class M2, 0.5515% 3/25/37 (d)(h)	22,683	9,754
Class M3, 0.5815% 3/25/37 (d)(h)	20,411	7,756
Class M4, 0.6315% 3/25/37 (d)(h)	16,200	5,670
Class M5, 0.6815% 3/25/37 (d)(h)	25,694	7,965
Class M6, 0.7615% 3/25/37 (d)(h)	35,524	8,881
Series 2007-2A:
Class A1, 0.5315% 7/25/37 (d)(h)	97,530	72,172
Class A2, 0.5815% 7/25/37 (d)(h)	91,182	44,679
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class B1, 1.8615% 7/25/37 (d)(h)	$ 27,909	$ 3,628
Class B2, 2.5115% 7/25/37 (d)(h)	24,656	2,959
Class B3, 3.6115% 7/25/37 (d)(h)	27,438	2,469
Class M1, 0.6315% 7/25/37 (d)(h)	32,019	10,166
Class M2, 0.6715% 7/25/37 (d)(h)	17,298	5,017
Class M3, 0.7515% 7/25/37 (d)(h)	17,450	4,319
Class M4, 0.9115% 7/25/37 (d)(h)	35,568	6,402
Class M5, 1.0115% 7/25/37 (d)(h)	31,337	4,701
Class M6, 1.2615% 7/25/37 (d)(h)	39,171	5,484
Series 2007-3:
Class A2, 0.5515% 7/25/37 (d)(h)	99,576	66,716
Class B1, 1.2115% 7/25/37 (d)(h)	24,501	3,185
Class B2, 1.8615% 7/25/37 (d)(h)	61,544	6,154
Class B3, 4.2615% 7/25/37 (d)(h)	32,406	2,593
Class M1, 0.5715% 7/25/37 (d)(h)	22,089	9,940
Class M2, 0.6015% 7/25/37 (d)(h)	23,699	8,295
Class M3, 0.6315% 7/25/37 (d)(h)	36,560	10,968
Class M4, 0.7615% 7/25/37 (d)(h)	57,848	16,198
Class M5, 0.8615% 7/25/37 (d)(h)	30,070	6,615
Class M6, 1.0615% 7/25/37 (d)(h)	22,778	4,556
Series 2007-4A:
Class B1, 2.8115% 9/25/37 (d)(h)	37,366	1,214
Class B2, 3.7115% 9/25/37 (d)(h)	135,399	3,385
Class M1, 1.2115% 9/25/37 (d)(h)	36,332	5,450
Class M2, 1.3115% 9/25/37 (d)(h)	36,332	4,360
Class M4, 1.8615% 9/25/37 (d)(h)	91,615	8,245
Class M5, 2.0115% 9/25/37 (d)(h)	91,615	6,413
Class M6, 2.2115% 9/25/37 (d)(h)	91,696	5,502
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(j)	480,500	16,818
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(h)(j)	1,150,328	136,544
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7058% 3/15/19 (d)(h)	91,801	76,735
Class H, 0.9158% 3/15/19 (d)(h)	61,770	45,905
Class J, 1.1158% 3/15/19 (d)(h)	46,405	32,911
Series 2007-BBA8:
Class D, 0.5158% 3/15/22 (d)(h)	76,569	62,787
Class E, 0.5658% 3/15/22 (d)(h)	394,020	303,395
Class F, 0.6158% 3/15/22 (d)(h)	241,475	173,862
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class G, 0.6658% 3/15/22 (d)(h)	$ 62,931	$ 43,422
Class H, 0.8158% 3/15/22 (d)(h)	76,569	48,238
Class J, 0.9658% 3/15/22 (d)(h)	76,569	38,285
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	57,901	58,799
Series 2004-PWR3 Class A3, 4.487% 2/11/41	124,459	126,529
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	98,354	99,070
Series 2007-PW17 Class A1, 5.282% 6/11/50	86,012	87,374
Series 2007-T26 Class A1, 5.145% 1/12/45 (h)	37,507	38,320
Series 2003-PWR2 Class X2, 0.5297% 5/11/39 (d)(h)(j)	1,524,060	4,799
Series 2003-T12 Class X2, 0.4803% 8/13/39 (d)(h)(j)	5,627,707	19,635
Series 2006-PW14 Class X2, 0.6525% 12/11/38 (d)(h)(j)	2,462,113	44,146
Series 2007-PW16:
Class B, 5.7174% 6/11/40 (d)(h)	35,000	23,380
Class C, 5.7174% 6/11/40 (d)(h)	29,000	16,251
Class D, 5.7174% 6/11/40 (d)(h)	29,000	15,091
Series 2007-PW18 Class X2, 0.3155% 6/11/50 (d)(h)(j)	18,835,222	226,983
Series 2007-T28:
Class A1, 5.422% 9/11/42	20,798	21,189
Class X2, 0.1785% 9/11/42 (d)(h)(j)	9,279,907	69,838
C-BASS Trust floater Series 2006-SC1 Class A, 0.5315% 5/25/36 (d)(h)	97,704	72,766
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	254,000	269,837
Class XCL, 2.1173% 5/15/35 (d)(h)(j)	2,301,023	50,683
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.574% 8/15/21 (d)(h)	77,000	75,075
Class G, 0.594% 8/15/21 (d)(h)	49,634	46,430
Class H, 0.634% 8/15/21 (d)(h)	40,527	36,474
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	326,471	295,348
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49	168,893	170,600
Series 2007-CD4:
Class A3, 5.293% 12/11/49	210,000	216,177
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
Series 2007-CD4:
Class C, 5.476% 12/11/49	$ 407,000	$ 142,450
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8155% 5/15/46 (h)	216,000	231,395
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	356,400
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4958% 4/15/17 (d)(h)	484,000	450,120
Class C, 0.5358% 4/15/17 (d)(h)	174,000	160,080
Class D, 0.5758% 4/15/17 (d)(h)	81,291	73,975
Class E, 0.6358% 4/15/17 (d)(h)	34,474	30,682
Class F, 0.6758% 4/15/17 (d)(h)	19,555	16,817
Class G, 0.8158% 4/15/17 (d)(h)	19,555	16,035
Class H, 0.8858% 4/15/17 (d)(h)	19,555	15,057
Class J, 1.1158% 4/15/17 (d)(h)	14,996	10,497
Series 2005-FL11:
Class C, 0.5658% 11/15/17 (d)(h)	164,947	156,700
Class D, 0.6058% 11/15/17 (d)(h)	8,646	8,041
Class E, 0.6558% 11/15/17 (d)(h)	30,262	27,841
Class F, 0.7158% 11/15/17 (d)(h)	21,193	19,286
Class G, 0.7658% 11/15/17 (d)(h)	14,690	13,221
Series 2006-FL12 Class AJ, 0.3958% 12/15/20 (d)(h)	308,000	284,900
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	2,115	2,115
Series 2006-C8 Class A3, 5.31% 12/10/46	615,000	639,046
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	365,000	365,000
Class AJFX, 5.478% 2/5/19 (d)	380,000	379,397
Series 2004-LBN2 Class X2, 0.8571% 3/10/39 (d)(h)(j)	403,276	58
Series 2006-C8:
Class B, 5.44% 12/10/46	374,000	247,060
Class XP, 0.4911% 12/10/46 (h)(j)	2,483,860	30,165
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (h)	432,000	453,740
Series 2007-C3 Class A4, 5.7203% 6/15/39 (h)	130,000	138,400
Series 2006-C5 Class ASP, 0.6744% 12/15/39 (h)(j)	1,512,327	27,332
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6158% 4/15/22 (d)(h)	$ 771,000	$ 601,380
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	216,000	221,211
Series 2002-CP5 Class A1, 4.106% 12/15/35	14,779	14,977
Series 2004-C1:
Class A3, 4.321% 1/15/37	36,310	36,741
Class A4, 4.75% 1/15/37	101,000	106,239
Series 2001-CK6 Class AX, 0.8911% 8/15/36 (h)(j)	536,903	2,105
Series 2001-CKN5 Class AX, 1.9441% 9/15/34 (d)(h)(j)	1,519,175	5,871
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4158% 2/15/22 (d)(h)	82,000	73,800
Class C:
0.4358% 2/15/22 (d)(h)	212,546	187,040
0.5358% 2/15/22 (d)(h)	75,912	63,766
Class F, 0.5858% 2/15/22 (d)(h)	151,805	124,480
Series 2007-C1:
Class ASP, 0.4157% 2/15/40 (h)(j)	4,043,567	39,428
Class B, 5.487% 2/15/40 (d)(h)	330,000	49,500
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	77,000	76,960
Class G, 6.936% 3/15/33 (d)	142,000	142,442
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,197,188
Series 2001-1 Class X1, 0.9778% 5/15/33 (d)(h)(j)	788,121	8,448
Series 2007-C1 Class XP, 0.2003% 12/10/49 (h)(j)	4,280,775	22,694
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.6179% 12/10/41 (h)(j)	4,478,256	19,592
Series 2005-C1 Class X2, 0.5542% 5/10/43 (h)(j)	822,332	6,165
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.453% 11/5/21 (d)(h)	81,000	76,564
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	432,000	452,693
Series 2005-GG3 Class XP, 0.6927% 8/10/42 (d)(h)(j)	3,615,221	23,862
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(j)	4,974,483	44,162
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.503% 6/6/20 (d)(h)	$ 11,000	$ 10,437
Class D, 0.543% 6/6/20 (d)(h)	52,000	47,853
Class E, 0.633% 6/6/20 (d)(h)	60,000	53,993
Class F, 0.703% 6/6/20 (d)(h)	95,176	83,743
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (d)(h)	236,000	230,261
Class D, 2.3636% 3/6/20 (d)(h)	467,000	454,452
Class F, 2.8433% 3/6/20 (d)(h)	19,000	18,401
Class G, 3.0177% 3/6/20 (d)(h)	10,000	9,610
Class H, 3.5846% 3/6/20 (d)(h)	7,000	6,701
Class J, 4.4568% 3/6/20 (d)(h)	11,000	10,327
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	420,000	429,391
Series 2005-GG4 Class XP, 0.7101% 7/10/39 (d)(h)(j)	3,934,207	35,011
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	324,000	328,303
Series 2007-GG10:
Class A1, 5.69% 8/10/45	11,391	11,546
Class A2, 5.778% 8/10/45	103,000	105,622
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-CB8 Class X2, 1.1472% 1/12/39 (d)(h)(j)	366,274	72
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4358% 11/15/18 (d)(h)	140,375	131,953
Class C, 0.4758% 11/15/18 (d)(h)	99,687	93,705
Class D, 0.4958% 11/15/18 (d)(h)	30,636	28,798
Class E, 0.5458% 11/15/18 (d)(h)	44,766	39,394
Class F, 0.5958% 11/15/18 (d)(h)	66,889	57,525
Class G, 0.6258% 11/15/18 (d)(h)	58,144	48,841
Class H, 0.7658% 11/15/18 (d)(h)	44,768	36,262
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	103,000	106,613
Series 2007-LDP10 Class A1, 5.122% 1/15/49	3,404	3,421
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,555,000	1,590,397
Class A3, 5.412% 1/15/49	594,000	631,325
Series 2005-CB13 Class E, 5.3502% 1/12/43 (d)(h)	109,000	11,288
Series 2006-CB17 Class A3, 5.45% 12/12/43	62,000	64,237
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.7447% 2/12/49 (h)	$ 18,000	$ 10,628
Class C, 5.7447% 2/12/49 (h)	48,000	24,526
Class D, 5.7447% 2/12/49 (h)	51,000	23,821
Series 2007-LDP10 Class ES, 5.5411% 1/15/49 (d)(h)	112,000	28,442
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	73,009	73,045
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	64,542	64,623
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	1,907	1,911
Series 2006-C1 Class A2, 5.084% 2/15/31	54,959	55,012
Series 2006-C6 Class A1, 5.23% 9/15/39	18,764	18,782
Series 2006-C7:
Class A1, 5.279% 11/15/38	65,440	66,049
Class A2, 5.3% 11/15/38	238,000	241,962
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	18,695	18,968
Class A4, 5.424% 2/15/40	28,000	30,042
Series 2007-C2 Class A3, 5.43% 2/15/40	104,000	110,989
Series 2001-C3 Class B, 6.512% 6/15/36	418,000	424,322
Series 2001-C7 Class D, 6.514% 11/15/33	238,000	243,553
Series 2004-C2 Class XCP, 1.0355% 3/15/36 (d)(h)(j)	2,765,640	1,027
Series 2005-C3 Class XCP, 0.7544% 7/15/40 (h)(j)	668,349	5,424
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (h)(j)	995,235	16,454
Series 2007-C1 Class XCP, 0.4772% 2/15/40 (h)(j)	370,580	4,641
Series 2007-C7 Class XCP, 0.2848% 9/15/45 (h)(j)	16,575,476	163,126
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4958% 9/15/21 (d)(h)	69,510	62,559
Class E, 0.5558% 9/15/21 (d)(h)	249,861	219,878
Class F, 0.6058% 9/15/21 (d)(h)	97,418	82,805
Class G, 0.6258% 9/15/21 (d)(h)	192,585	155,994
Class H, 0.6658% 9/15/21 (d)(h)	49,497	38,608
Merrill Lynch Mortgage Trust:
sequential payer Series 2004-MKB1 Class A2, 4.353% 2/12/42	8,748	8,746
Series 2005-CKI1 Class A3, 5.2412% 11/12/37 (h)	355,000	361,743
Series 2005-LC1 Class F, 5.3853% 1/12/44 (d)(h)	188,000	95,933
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3813% 12/12/49 (h)	$ 98,771	$ 96,438
sequential payer:
Series 2006-1 CLass A3, 5.4839% 2/12/39 (h)	230,000	239,062
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	186,000	197,640
Series 2007-5:
Class A3, 5.364% 8/12/48	84,000	86,436
Class A4, 5.378% 8/12/48	9,000	9,464
Class B, 5.479% 2/12/17	648,000	284,634
Series 2007-6 Class A1, 5.175% 3/12/51	7,301	7,379
Series 2007-8 Class A1, 4.622% 8/12/49	37,024	37,434
Series 2006-4 Class XP, 0.6112% 12/12/49 (h)(j)	3,982,402	76,629
Series 2007-6 Class B, 5.635% 3/12/51 (h)	216,000	105,808
Series 2007-7 Class B, 5.75% 6/12/50	19,000	4,314
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.466% 7/15/19 (d)(h)	40,774	21,202
Series 2007-XCLA Class A1, 0.466% 7/17/17 (d)(h)	221,848	199,663
Series 2007-XLFA:
Class C, 0.426% 10/15/20 (d)(h)	124,000	104,160
Class D, 0.456% 10/15/20 (d)(h)	76,067	57,050
Class E, 0.516% 10/15/20 (d)(h)	95,138	61,840
Class F, 0.566% 10/15/20 (d)(h)	57,094	28,547
Class G, 0.606% 10/15/20 (d)(h)	70,577	28,231
Class H, 0.696% 10/15/20 (d)(h)	44,426	4,443
Class J, 0.846% 10/15/20 (d)(h)	50,712	2,536
Class MHRO, 0.956% 10/15/20 (d)(h)	69,487	22,236
Class MJPM, 1.266% 10/15/20 (d)(h)	3,891	2,996
Class MSTR, 0.966% 10/15/20 (d)(h)	40,125	12,840
Class NHRO, 1.156% 10/15/20 (d)(h)	105,185	23,141
Class NSTR, 1.116% 10/15/20 (d)(h)	36,399	8,008
sequential payer:
Series 2003-IQ5 Class X2, 0.9108% 4/15/38 (d)(h)(j)	594,585	2,797
Series 2005-IQ9 Class A3, 4.54% 7/15/56	321,000	329,350
Series 2006-T23 Class A1, 5.682% 8/12/41	28,930	28,994
Series 2007-HQ11 Class A1, 5.246% 2/12/44	16,841	16,979
Series 2007-IQ13 Class A1, 5.05% 3/15/44	35,788	36,152
Series 2007-IQ14 Class A1, 5.38% 4/15/49	68,982	70,249
Series 2007-T25 Class A1, 5.391% 11/12/49	28,893	29,379
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2003-IQ6 Class X2, 0.5897% 12/15/41 (d)(h)(j)	$ 1,278,425	$ 6,362
Series 2005-IQ9 Class X2, 1.0924% 7/15/56 (d)(h)(j)	2,284,548	21,964
Series 2006-HQ10 Class X2, 0.4925% 11/12/41 (d)(h)(j)	1,188,210	11,013
Series 2006-HQ8 Class A3, 5.442% 3/12/44 (h)	335,000	338,935
Series 2006-IQ12 Class B, 5.468% 12/15/43	216,000	140,400
Series 2006-T23 Class A3, 5.803% 8/12/41 (h)	110,000	117,397
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (d)	145,642	164,823
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	19,621	20,033
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	134,627	135,697
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4658% 1/15/18 (d)(h)	145,481	139,668
Series 2006-WL7A:
Class E, 0.544% 9/15/21 (d)(h)	201,847	157,000
Class F, 0.604% 8/11/18 (d)(h)	214,060	143,512
Class G, 0.624% 8/11/18 (d)(h)	202,788	124,431
Class J, 0.864% 8/11/18 (d)(h)	45,086	20,985
Series 2007-WHL8:
Class AP1, 0.9658% 6/15/20 (d)(h)	16,443	11,510
Class AP2, 1.0658% 6/15/20 (d)(h)	26,799	17,419
Class F, 0.7458% 6/15/20 (d)(h)	526,588	342,282
Class LXR1, 0.9658% 6/15/20 (d)(h)	26,316	22,105
Class LXR2, 1.0658% 6/15/20 (d)(h)	358,510	283,223
sequential payer:
Series 2006-C27 Class A2, 5.624% 7/15/45	175,798	177,309
Series 2006-C29:
Class A1, 5.11% 11/15/48	51,123	51,503
Class A3, 5.313% 11/15/48	574,000	600,187
Series 2007-C30:
Class A1, 5.031% 12/15/43	1,034	1,033
Class A3, 5.246% 12/15/43	185,000	190,218
Class A4, 5.305% 12/15/43	64,000	65,343
Class A5, 5.342% 12/15/43	231,000	241,009
Series 2007-C31 Class A1, 5.14% 4/15/47	1,378	1,377
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C32:
Class A2, 5.7406% 6/15/49 (h)	$ 259,000	$ 269,961
Class A3, 5.7456% 6/15/49 (h)	367,000	391,226
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(h)	166,000	159,360
Class 180B, 5.5782% 10/15/41 (d)(h)	76,000	71,440
Series 2005-C22 Class F, 5.3619% 12/15/44 (d)(h)	360,000	203,763
Series 2006-C29 Class E, 5.516% 11/15/48 (h)	216,000	116,580
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	648,000	335,415
Class XP, 0.4403% 12/15/43 (d)(h)(j)	2,398,982	29,097
Series 2007-C31 Class C, 5.6933% 4/15/47 (h)	59,000	30,411
Series 2007-C31A Class A2, 5.421% 4/15/47	828,000	856,435
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.8994% 2/15/51 (h)	143,000	154,207
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $25,636,462)		33,573,251
Municipal Securities - 0.4%

California Gen. Oblig.:
5.25% 4/1/14	1,500,000	1,565,670
6.2% 3/1/19	96,000	101,539
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	920,000	919,338
TOTAL MUNICIPAL SECURITIES (Cost $2,525,242)		2,586,547
Foreign Government and Government Agency Obligations - 1.0%

Chilean Republic 7.125% 1/11/12	460,000	483,920
Ontario Province 2.7% 6/16/15	5,320,000	5,436,029
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,791,863)		5,919,949
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $34,588)	37,000	39,349
Bank Notes - 0.3%
	Principal Amount	Value
National City Bank, Cleveland 0.3959% 3/1/13 (h) (Cost $1,590,590)	$ 1,729,000	$ 1,718,737
Fixed-Income Funds - 1.2%
	Shares
Fidelity Specialized High Income Central Fund (i) (Cost $6,972,729)	70,146	7,170,304
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (h)	$ 183,000	165,251
MUFG Capital Finance 1 Ltd. 6.346% (h)	624,000	642,604
		807,855
TOTAL PREFERRED SECURITIES (Cost $496,607)		807,855
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $2,773,000)	$ 2,773,016	2,773,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $586,231,970)		616,117,730
NET OTHER ASSETS (LIABILITIES) - 0.8%		4,929,631
NET ASSETS - 100%		$ 621,047,361
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (g)

	August 2034	$ 79,002	$ (43,814)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (g)	Dec. 2034	248,361	(242,173)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)	Feb. 2034	806	(759)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (g)	Oct. 2034	92,890	(35,097)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	77,259	(58,378)
		$ 498,318	$ (380,221)
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,599,528 or 11.4% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $5,999,918 or 1.0% of net assets.

(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $103,188.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,773,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 231,754
Bank of America NA	206,003
Barclays Capital, Inc.	114,718
Credit Agricole Securities (USA), Inc.	103,002
Deutsche Bank Securities, Inc.	118,190
Goldman, Sachs & Co.	25,750
HSBC Securities (USA), Inc.	309,007
ING Financial Markets LLC	190,553
J.P. Morgan Securities, Inc.	309,005
Merrill Lynch Government Securities, Inc.	92,702
Merrill Lynch, Pierce, Fenner & Smith, Inc.	142,211
Mizuho Securities USA, Inc.	566,510
RBC Capital Markets Corp.	25,750
Societe Generale, New York Branch	206,003
Wells Fargo Securities LLC	131,842
$ 2,773,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 200,966
Fidelity Specialized High Income Central Fund	237,068
Total	$ 438,034
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 16,225,717	$ -	$ 16,115,432 *	$ -	0.0%
Fidelity Specialized High Income Central Fund	6,650,974	237,068	-	7,170,304	1.6%
Total	$ 22,876,691	$ 237,068	$ 16,115,432	$ 7,170,304
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 215,556,470	$ -	$ 215,556,470	$ -
U.S. Government and Government Agency Obligations	243,861,001	-	243,861,001	-
U.S. Government Agency - Mortgage Securities	36,733,058	-	36,733,058	-
Asset-Backed Securities	48,308,804	-	46,753,800	1,555,004
Collateralized Mortgage Obligations	17,069,405	-	17,051,040	18,365
Commercial Mortgage Securities	33,573,251	-	28,791,824	4,781,427
Municipal Securities	2,586,547	-	2,586,547	-
Foreign Government and Government Agency Obligations	5,919,949	-	5,919,949	-
Supranational Obligations	39,349	-	39,349	-
Bank Notes	1,718,737	-	1,718,737	-
Fixed-Income Funds	7,170,304	7,170,304	-	-
Preferred Securities	807,855	-	807,855	-
Cash Equivalents	2,773,000	-	2,773,000	-
Total Investments in Securities:	$ 616,117,730	$ 7,170,304	$ 602,592,630	$ 6,354,796
Derivative Instruments:
Liabilities
Swap Agreements	$ (380,221)	$ -	$ (78,911)	$ (301,310)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 3,134,356
Total Realized Gain (Loss)	(168,806)
Total Unrealized Gain (Loss)	276,710
Cost of Purchases	134,636
Proceeds of Sales	(127,639)
Amortization/Accretion	(28,790)
Transfers in to Level 3	187,780
Transfers out of Level 3	(1,853,243)
Ending Balance	$ 1,555,004
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 105,530

Collateralized Mortgage Obligations
Beginning Balance	$ 759,935
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,507)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	1,378
Transfers in to Level 3	-
Transfers out of Level 3	(740,441)
Ending Balance	$ 18,365
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ (2,507)

Commercial Mortgage Securities
Beginning Balance	$ 5,107,088
Total Realized Gain (Loss)	149,201
Total Unrealized Gain (Loss)	965,782
Cost of Purchases	379,050
Proceeds of Sales	(381,168)
Amortization/Accretion	142,306
Transfers in to Level 3	307,691
Transfers out of Level 3	(1,888,523)
Ending Balance	$ 4,781,427
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 939,500

Derivative Instruments:
Swap Agreements
Beginning Balance	$ (410,783)
Total Unrealized Gain (Loss)	6,363
Transfers in to Level 3	-
Transfers out of Level 3	103,110
Ending Balance	$ (301,310)
Realized gain (loss) on Swap Agreements for the period	$ 7,216
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2011	$ 6,363

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (380,221)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.0%
United Kingdom	2.3%
Canada	2.1%
Australia	1.0%
Netherlands	1.0%
Others (Individually Less Than 1%)	3.6%
100.0%
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $48,949,567 of which $8,055,126, $8,543,007, $13,593,034 and $18,758,400 will expire in fiscal 2014, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,773,000) - See accompanying schedule: Unaffiliated issuers (cost $579,259,241)	$ 608,947,426
Fidelity Central Funds (cost $6,972,729)	7,170,304
Total Investments (cost $586,231,970)		$ 616,117,730
Cash		78,705
Receivable for investments sold		2,745,202
Receivable for swap agreements		1,232
Receivable for fund shares sold		656,801
Interest receivable		4,432,226
Prepaid expenses		1,188
Other receivables		404,301
Total assets		624,437,385

Liabilities
Payable for investments purchased	$ 165,291
Payable for fund shares redeemed	1,795,287
Distributions payable	161,768
Unrealized depreciation on swap agreements	380,221
Accrued management fee	164,583
Distribution and service plan fees payable	155,184
Other affiliated payables	115,287
Other payables and accrued expenses	452,403
Total liabilities		3,390,024

Net Assets		$ 621,047,361
Net Assets consist of:
Paid in capital		$ 651,646,801
Undistributed net investment income		4,288,302
Accumulated undistributed net realized gain (loss) on investments		(64,390,500)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,502,758
Net Assets		$ 621,047,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($184,740,451 ÷ 16,602,648 shares)	$ 11.13

Maximum offering price per share (100/97.25 of $11.13)	$ 11.44
Class T: Net Asset Value and redemption price per share ($274,439,037 ÷ 24,650,109 shares)	$ 11.13

Maximum offering price per share (100/97.25 of $11.13)	$ 11.44
Class B: Net Asset Value and offering price per share ($8,056,165 ÷ 724,812 shares)A	$ 11.11

Class C: Net Asset Value and offering price per share ($62,907,032 ÷ 5,665,299 shares)A	$ 11.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($90,904,676 ÷ 8,149,237 shares)	$ 11.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 28, 2011 (Unaudited)

Investment Income
Dividends		$ 25,084
Interest		12,632,255
Income from Fidelity Central Funds		438,034
Total income		13,095,373

Expenses
Management fee	$ 1,072,185
Transfer agent fees	599,835
Distribution and service plan fees	1,035,111
Accounting fees and expenses	130,763
Custodian fees and expenses	15,009
Independent trustees' compensation	1,433
Registration fees	54,654
Audit	51,450
Legal	2,170
Miscellaneous	3,416
Total expenses before reductions	2,966,026
Expense reductions	(77)	2,965,949
Net investment income (loss)		10,129,424
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,461,717
Fidelity Central Funds	1,223,127
Swap agreements	7,216
Total net realized gain (loss)		8,692,060
Change in net unrealized appreciation (depreciation) on: Investment securities	(17,885,493)
Swap agreements	30,562
Total change in net unrealized appreciation (depreciation)		(17,854,931)
Net gain (loss)		(9,162,871)
Net increase (decrease) in net assets resulting from operations		$ 966,553

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,129,424	$ 25,586,779
Net realized gain (loss)	8,692,060	28,340,194
Change in net unrealized appreciation (depreciation)	(17,854,931)	20,961,230
Net increase (decrease) in net assets resulting from operations	966,553	74,888,203
Distributions to shareholders from net investment income	(9,978,258)	(22,859,376)
Distributions to shareholders from net realized gain	(937,926)	(2,298,408)
Total distributions	(10,916,184)	(25,157,784)
Share transactions - net increase (decrease)	(80,280,155)	21,837,609
Total increase (decrease) in net assets	(90,229,786)	71,568,028

Net Assets
Beginning of period	711,277,147	639,709,119
End of period (including undistributed net investment income of $4,288,302 and undistributed net investment income of $4,137,136, respectively)	$ 621,047,361	$ 711,277,147

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 H	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 10.48	$ 10.31	$ 10.64	$ 10.78	$ 10.87	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.169	.416	.435	.457	.487	.385	.397
Net realized and unrealized gain (loss)	(.138)	.793	.149	(.319)	(.167)	(.043)	(.338)
Total from investment operations	.031	1.209	.584	.138	.320	.342	.059
Distributions from net investment income	(.166)	(.372)	(.414)	(.468)	(.460)	(.382)	(.379)
Distributions from net realized gain	(.015)	(.037)	-	-	-	(.050)	(.150)
Total distributions	(.181)	(.409)	(.414)	(.468)	(.460)	(.432)	(.529)
Net asset value, end of period	$ 11.13	$ 11.28	$ 10.48	$ 10.31	$ 10.64	$ 10.78	$ 10.87
Total Return B,C,D	.27%	11.77%	6.05%	1.28%	2.99%	3.23%	.54%
Ratios to Average Net Assets F,I
Expenses before reductions	.84%A	.85%	.87%	.85%	.79%	.75% A	.81%
Expenses net of fee waivers, if any	.84%A	.85%	.87%	.85%	.79%	.75% A	.81%
Expenses net of all reductions	.84%A	.85%	.87%	.85%	.78%	.74% A	.80%
Net investment income (loss)	3.04%A	3.84%	4.45%	4.32%	4.52%	4.30% A	3.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 184,740	$ 211,123	$ 195,407	$ 216,683	$ 255,591	$ 229,490	$ 219,441
Portfolio turnover rate G	78%A,K	107% K	73% K	81%	89% K	43% A	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 H	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 10.48	$ 10.32	$ 10.64	$ 10.79	$ 10.88	$ 11.35
Income from Investment Operations
Net investment income (loss) E	.171	.420	.440	.462	.484	.377	.386
Net realized and unrealized gain (loss)	(.148)	.803	.139	(.310)	(.178)	(.043)	(.338)
Total from investment operations	.023	1.223	.579	.152	.306	.334	.048
Distributions from net investment income	(.168)	(.376)	(.419)	(.472)	(.456)	(.374)	(.368)
Distributions from net realized gain	(.015)	(.037)	-	-	-	(.050)	(.150)
Total distributions	(.183)	(.413)	(.419)	(.472)	(.456)	(.424)	(.518)
Net asset value, end of period	$ 11.13	$ 11.29	$ 10.48	$ 10.32	$ 10.64	$ 10.79	$ 10.88
Total Return B,C,D	.20%	11.90%	6.00%	1.41%	2.85%	3.15%	.43%
Ratios to Average Net Assets F,I
Expenses before reductions	.81% A	.81%	.82%	.82%	.82%	.84% A	.91%
Expenses net of fee waivers, if any	.81% A	.81%	.82%	.82%	.82%	.84% A	.91%
Expenses net of all reductions	.81% A	.81%	.82%	.82%	.82%	.83% A	.91%
Net investment income (loss)	3.07% A	3.87%	4.50%	4.35%	4.48%	4.21% A	3.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 274,439	$ 314,110	$ 290,428	$ 344,229	$ 503,737	$ 563,677	$ 622,245
Portfolio turnover rate G	78% A,K	107% K	73% K	81%	89% K	43% A	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 H	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.47	$ 10.30	$ 10.63	$ 10.77	$ 10.86	$ 11.33
Income from Investment Operations
Net investment income (loss) E	.129	.339	.369	.385	.409	.316	.310
Net realized and unrealized gain (loss)	(.148)	.794	.150	(.318)	(.169)	(.043)	(.338)
Total from investment operations	(.019)	1.133	.519	.067	.240	.273	(.028)
Distributions from net investment income	(.126)	(.296)	(.349)	(.397)	(.380)	(.313)	(.292)
Distributions from net realized gain	(.015)	(.037)	-	-	-	(.050)	(.150)
Total distributions	(.141)	(.333)	(.349)	(.397)	(.380)	(.363)	(.442)
Net asset value, end of period	$ 11.11	$ 11.27	$ 10.47	$ 10.30	$ 10.63	$ 10.77	$ 10.86
Total ReturnB,C,D	(.17)%	11.00%	5.35%	.60%	2.24%	2.57%	(.25)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.56% A	1.55%	1.54%	1.53%	1.52%	1.52% A	1.61%
Expenses net of fee waivers, if any	1.56% A	1.55%	1.54%	1.53%	1.52%	1.52% A	1.60%
Expenses net of all reductions	1.56% A	1.55%	1.54%	1.53%	1.52%	1.52% A	1.60%
Net investment income (loss)	2.32% A	3.13%	3.78%	3.64%	3.78%	3.52% A	2.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,056	$ 10,941	$ 11,753	$ 15,141	$ 22,609	$ 46,344	$ 73,017
Portfolio turnover rateG	78% A,K	107% K	73% K	81%	89% K	43% A	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. KThe portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 H	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 10.46	$ 10.29	$ 10.62	$ 10.76	$ 10.85	$ 11.32
Income from Investment Operations
Net investment income (loss) E	.129	.338	.364	.378	.400	.308	.301
Net realized and unrealized gain (loss)	(.148)	.794	.150	(.317)	(.167)	(.042)	(.337)
Total from investment operations	(.019)	1.132	.514	.061	.233	.266	(.036)
Distributions from net investment income	(.126)	(.295)	(.344)	(.391)	(.373)	(.306)	(.284)
Distributions from net realized gain	(.015)	(.037)	-	-	-	(.050)	(.150)
Total distributions	(.141)	(.332)	(.344)	(.391)	(.373)	(.356)	(.434)
Net asset value, end of period	$ 11.10	$ 11.26	$ 10.46	$ 10.29	$ 10.62	$ 10.76	$ 10.85
Total Return B,C,D	(.17)%	11.00%	5.31%	.54%	2.18%	2.51%	(.33)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.57% A	1.56%	1.59%	1.59%	1.59%	1.60% A	1.67%
Expenses net of fee waivers, if any	1.57% A	1.56%	1.59%	1.59%	1.59%	1.60% A	1.67%
Expenses net of all reductions	1.57% A	1.56%	1.59%	1.59%	1.58%	1.60% A	1.67%
Net investment income (loss)	2.32% A	3.12%	3.73%	3.58%	3.72%	3.45% A	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,907	$ 80,043	$ 63,750	$ 52,529	$ 58,693	$ 63,946	$ 74,522
Portfolio turnover rate G	78% A,K	107% K	73% K	81%	89% K	43% A	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 G	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 10.50	$ 10.34	$ 10.66	$ 10.80	$ 10.89	$ 11.36
Income from Investment Operations
Net investment income (loss) D	.184	.447	.468	.494	.513	.401	.417
Net realized and unrealized gain (loss)	(.148)	.802	.139	(.311)	(.169)	(.043)	(.339)
Total from investment operations	.036	1.249	.607	.183	.344	.358	.078
Distributions from net investment income	(.181)	(.402)	(.447)	(.503)	(.484)	(.398)	(.398)
Distributions from net realized gain	(.015)	(.037)	-	-	-	(.050)	(.150)
Total distributions	(.196)	(.439)	(.447)	(.503)	(.484)	(.448)	(.548)
Net asset value, end of period	$ 11.15	$ 11.31	$ 10.50	$ 10.34	$ 10.66	$ 10.80	$ 10.89
Total Return B,C	.31%	12.15%	6.30%	1.71%	3.22%	3.37%	.71%
Ratios to Average Net AssetsE,H
Expenses before reductions	.58%A	.57%	.54%	.53%	.55%	.57% A	.63%
Expenses net of fee waivers, if any	.58% A	.57%	.54%	.53%	.55%	.57% A	.63%
Expenses net of all reductions	.58% A	.57%	.54%	.53%	.55%	.57% A	.63%
Net investment income (loss)	3.30% A	4.11%	4.78%	4.64%	4.75%	4.48% A	3.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,905	$ 95,061	$ 78,372	$ 362,708	$ 715,292	$ 582,070	$ 465,201
Portfolio turnover rate F	78% A,J	107% J	73% J	81%	89%J	43% A	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

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2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,787,759
Gross unrealized depreciation	(8,167,538)
Net unrealized appreciation (depreciation) on securities and other investments	$ 11,620,221
Tax cost	$ 604,497,509

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

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Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ 7,216	$ 30,562

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

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5. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $498,318 representing 0.08% of net assets.

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Notes to Financial Statements (Unaudited) - continued

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities and liquidations in-kind from Affiliated Central Funds, aggregated $58,636,857 and $79,164,174, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 251,703	$ 7,829
Class T	-%	.25%	375,448	4,150
Class B	.65%	.25%	43,650	31,667
Class C	.75%	.25%	364,310	59,831
			$ 1,035,111	$ 103,477

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% or .50% for certain purchases of Class A shares (.75% prior to February 18, 2011) and .25% for certain purchases of Class T shares.

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7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,702
Class T	5,821
Class B*	6,653
Class C*	8,609
$ 31,785

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 195,603.20
Class T	243,965.16
Class B	12,577.26
Class C	60,372.17
Institutional Class	87,318.19
	$ 599,835

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Exchange In-Kind. During the period, the Fund redeemed in-kind 148,628 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invested, valued at $16,115,432 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $1,223,127 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

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Notes to Financial Statements (Unaudited) - continued

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,275 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $77.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010
From net investment income
Class A	$ 2,995,793	$ 6,951,199
Class T	4,514,729	10,386,340
Class B	110,374	306,236
Class C	826,077	1,914,639
Institutional Class	1,531,285	3,300,962
Total	$ 9,978,258	$ 22,859,376
From net realized gain
Class A	$ 277,121	$ 701,159
Class T	415,972	1,023,762
Class B	14,010	39,727
Class C	104,258	238,561
Institutional Class	126,565	295,199
Total	$ 937,926	$ 2,298,408

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11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Class A
Shares sold	2,015,936	5,869,878	$ 22,573,475	$ 63,705,443
Reinvestment of distributions	238,182	610,684	2,672,352	6,624,737
Shares redeemed	(4,365,441)	(6,416,927)	(48,697,522)	(69,506,115)
Net increase (decrease)	(2,111,323)	63,635	$ (23,451,695)	$ 824,065
Class T
Shares sold	3,129,573	9,285,142	$ 35,072,524	$ 100,920,744
Reinvestment of distributions	415,422	1,000,177	4,661,947	10,858,629
Shares redeemed	(6,722,314)	(10,162,930)	(74,991,564)	(110,262,105)
Net increase (decrease)	(3,177,319)	122,389	$ (35,257,093)	$ 1,517,268
Class B
Shares sold	44,960	397,437	$ 505,172	$ 4,315,399
Reinvestment of distributions	10,094	29,051	113,178	314,492
Shares redeemed	(301,071)	(578,535)	(3,361,081)	(6,261,860)
Net increase (decrease)	(246,017)	(152,047)	$ (2,742,731)	$ (1,631,969)
Class C
Shares sold	534,587	2,898,950	$ 5,985,723	$ 31,435,300
Reinvestment of distributions	65,986	161,131	738,989	1,744,630
Shares redeemed	(2,044,833)	(2,046,996)	(22,781,042)	(22,117,334)
Net increase (decrease)	(1,444,260)	1,013,085	$ (16,056,330)	$ 11,062,596
Institutional Class
Shares sold	1,576,772	2,915,473	$ 17,646,678	$ 31,699,747
Reinvestment of distributions	131,995	283,943	1,483,510	3,091,524
Shares redeemed	(1,965,138)	(2,256,377)	(21,902,494)	(24,725,622)
Net increase (decrease)	(256,371)	943,039	$ (2,772,306)	$ 10,065,649

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Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Intermediate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Advisor Intermediate Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Intermediate Bond Fund

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

LTB-USAN-0411
1.784888.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Intermediate Bond
Fund - Institutional Class

Semiannual Report

February 28, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class A	.84%
Actual		$ 1,000.00	$ 1,002.70	$ 4.17
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21
Class T	.81%
Actual		$ 1,000.00	$ 1,002.00	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Class B	1.56%
Actual		$ 1,000.00	$ 998.30	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Class C	1.57%
Actual		$ 1,000.00	$ 998.30	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85
Institutional Class	.58%
Actual		$ 1,000.00	$ 1,003.10	$ 2.88
HypotheticalA		$ 1,000.00	$ 1,021.92	$ 2.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
U.S. Government and U.S. Government Agency Obligations † 45.9%	U.S. Government and U.S. Government Agency Obligations † 49.2%
AAA 12.0%	AAA 10.7%
AA 8.9%	AA 8.2%
A 9.4%	A 9.8%
BBB 18.1%	BBB 16.7%
BB and Below 3.7%	BB and Below 3.0%
Not Rated 0.4%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 1.6%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2011
6 months ago
Years	4.8	5.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	4.0	3.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011*		As of August 31, 2010**
	Corporate Bonds 35.7%		Corporate Bonds 34.3%
	U.S. Government and U.S. Government Agency Obligations † 45.9%		U.S. Government and U.S. Government Agency Obligations † 49.2%
	Asset-Backed Securities 7.8%		Asset-Backed Securities 6.3%
	CMOs and Other Mortgage Related Securities 7.4%		CMOs and Other Mortgage Related Securities 6.6%
	Municipal Bonds 0.4%		Municipal Bonds 0.4%
	Other Investments 1.2%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	10.0%	** Foreign investments	10.2%

* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
† Includes FDIC Guaranteed Corporate Securities

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 1,321,000	$ 1,355,516
6.5% 11/15/13	591,000	666,142
		2,021,658
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	530,000	549,866
Household Durables - 0.4%
Fortune Brands, Inc.:
5.375% 1/15/16	731,000	769,070
6.375% 6/15/14	843,000	925,391
Whirlpool Corp.:
6.125% 6/15/11	778,000	789,596
6.5% 6/15/16	43,000	47,934
		2,531,991
Media - 1.9%
Comcast Corp.:
4.95% 6/15/16	326,000	348,231
5.15% 3/1/20	693,000	722,475
5.5% 3/15/11	58,000	58,093
5.7% 5/15/18	42,000	45,909
COX Communications, Inc. 4.625% 6/1/13	674,000	719,737
Discovery Communications LLC:
3.7% 6/1/15	875,000	906,992
5.05% 6/1/20	322,000	337,486
NBC Universal, Inc.:
3.65% 4/30/15 (d)	66,000	67,456
5.15% 4/30/20 (d)	1,000,000	1,030,111
News America, Inc.:
5.3% 12/15/14	132,000	146,217
6.9% 3/1/19	750,000	881,840
Time Warner Cable, Inc.:
5.4% 7/2/12	425,000	448,380
5.85% 5/1/17	996,000	1,096,649
6.2% 7/1/13	404,000	446,012
6.75% 7/1/18	1,141,000	1,309,778
Time Warner, Inc.:
3.15% 7/15/15	24,000	24,369
4.875% 3/15/20	731,000	750,169
5.875% 11/15/16	685,000	766,379
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
4.375% 9/15/14	$ 684,000	$ 731,559
6.125% 10/5/17	679,000	767,990
		11,605,832
Multiline Retail - 0.1%
Target Corp. 3.875% 7/15/20	1,000,000	987,201
Specialty Retail - 0.4%
Lowe's Companies, Inc. 4.625% 4/15/20	750,000	785,995
Staples, Inc. 7.375% 10/1/12	1,352,000	1,470,016
		2,256,011
TOTAL CONSUMER DISCRETIONARY		19,952,559
CONSUMER STAPLES - 1.7%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	1,453,000	1,483,937
5.375% 11/15/14 (d)	111,000	122,650
7.2% 1/15/14 (d)	1,000,000	1,144,727
Diageo Capital PLC 5.2% 1/30/13	157,000	168,776
FBG Finance Ltd. 5.125% 6/15/15 (d)	510,000	541,985
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,033,198
The Coca-Cola Co. 3.15% 11/15/20	80,000	74,574
		4,569,847
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	820,000	819,233
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (d)	106,000	119,122
General Mills, Inc. 5.2% 3/17/15	650,000	713,606
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	701,587
5.625% 11/1/11	195,000	201,182
6.5% 8/11/17	140,000	160,824
6.75% 2/19/14	82,000	93,103
		1,989,424
Tobacco - 0.6%
Altria Group, Inc.:
8.5% 11/10/13	30,000	35,345
9.7% 11/10/18	1,342,000	1,766,708
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. 4.5% 3/26/20	$ 1,000,000	$ 1,031,532
Reynolds American, Inc. 6.75% 6/15/17	513,000	577,521
		3,411,106
TOTAL CONSUMER STAPLES		10,789,610
ENERGY - 4.1%
Energy Equipment & Services - 0.7%
DCP Midstream LLC 5.35% 3/15/20 (d)	633,000	656,010
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	847,193
Halliburton Co. 6.15% 9/15/19	425,000	487,195
Noble Holding International Ltd. 3.45% 8/1/15	58,000	59,231
Weatherford International Ltd.:
4.95% 10/15/13	303,000	322,043
5.15% 3/15/13	1,469,000	1,551,960
		3,923,632
Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	49,360
6.375% 9/15/17	15,000	16,719
BW Group Ltd. 6.625% 6/28/17 (d)	446,000	450,359
Canadian Natural Resources Ltd.:
5.15% 2/1/13	781,000	834,069
5.7% 5/15/17	201,000	224,576
Cenovus Energy, Inc.:
4.5% 9/15/14	40,000	43,091
5.7% 10/15/19	650,000	724,923
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	9,371	9,398
Duke Capital LLC 6.25% 2/15/13	151,000	164,085
Duke Energy Field Services 5.375% 10/15/15 (d)	212,000	227,558
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	22,883
EnCana Corp. 6.3% 11/1/11	151,000	156,587
EnCana Holdings Finance Corp. 5.8% 5/1/14	502,000	558,114
Enterprise Products Operating LP:
4.6% 8/1/12	706,000	736,357
5.6% 10/15/14	339,000	375,932
5.65% 4/1/13	105,000	113,378
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)	671,000	707,877
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	20,000	23,089
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	$ 750,000	$ 788,556
Marathon Petroleum Corp. 3.5% 3/1/16 (d)	560,000	562,994
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (d)	877,000	954,067
Motiva Enterprises LLC 5.75% 1/15/20 (d)	56,000	61,600
Nexen, Inc.:
5.05% 11/20/13	721,000	768,915
5.2% 3/10/15	158,000	167,970
6.2% 7/30/19	55,000	58,828
NGPL PipeCo LLC 6.514% 12/15/12 (d)	1,219,000	1,314,032
Petro-Canada 6.05% 5/15/18	326,000	369,871
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	816,000	846,721
7.875% 3/15/19	647,000	762,975
Petroleos Mexicanos 6% 3/5/20	59,000	61,803
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	385,500
4.25% 9/1/12	1,045,000	1,085,972
5.75% 1/15/20	962,000	1,032,333
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	363,300	393,272
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	329,000	340,107
5.832% 9/30/16 (d)	240,894	256,552
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	473,000	508,320
Southeast Supply Header LLC 4.85% 8/15/14 (d)	862,000	903,970
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	29,637
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,074,031
Texas Eastern Transmission LP 6% 9/15/17 (d)	1,096,000	1,243,368
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	452,393
XTO Energy, Inc.:
4.9% 2/1/14	777,000	851,790
5% 1/31/15	264,000	292,961
5.65% 4/1/16	181,000	207,827
		21,214,720
TOTAL ENERGY		25,138,352
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 17.6%
Capital Markets - 2.9%
Bear Stearns Companies, Inc. 5.3% 10/30/15	$ 374,000	$ 407,442
BlackRock, Inc. 6.25% 9/15/17	826,000	943,899
Goldman Sachs Group, Inc.:
3.7% 8/1/15	712,000	722,138
5.375% 3/15/20	750,000	770,015
5.95% 1/18/18	1,693,000	1,837,972
6.15% 4/1/18	402,000	440,382
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	549,000	558,179
Lazard Group LLC:
6.85% 6/15/17	669,000	712,599
7.125% 5/15/15	239,000	263,013
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	1,684,000	1,794,251
6.4% 8/28/17	40,000	43,952
6.875% 4/25/18	726,000	816,682
Morgan Stanley:
4.1% 1/26/15	1,320,000	1,359,278
4.2% 11/20/14	863,000	896,144
4.75% 4/1/14	138,000	144,284
5.45% 1/9/17	200,000	210,899
5.625% 9/23/19	112,000	114,975
5.75% 1/25/21	647,000	664,554
5.95% 12/28/17	383,000	408,820
6% 4/28/15	130,000	142,378
7.3% 5/13/19	603,000	686,719
Royal Bank of Scotland PLC:
3.25% 1/11/14	660,000	666,922
4.875% 8/25/14 (d)	1,200,000	1,246,243
State Street Corp. 4.3% 5/30/14	120,000	129,462
The Bank of New York, Inc. 4.3% 5/15/14	583,000	628,612
UBS AG Stamford Branch:
3.875% 1/15/15	700,000	718,922
5.75% 4/25/18	784,000	852,040
		18,180,776
Commercial Banks - 5.1%
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	1,330,000	1,337,741
Bank of Montreal 2.125% 6/28/13	1,350,000	1,378,222
Bank of Nova Scotia 3.4% 1/22/15	1,650,000	1,707,552
Barclays Bank PLC 2.375% 1/13/14	1,680,000	1,688,445
BB&T Corp. 6.5% 8/1/11	187,000	191,409
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Comerica, Inc. 3% 9/16/15	$ 2,000	$ 1,992
Commonwealth Bank of Australia 2.9% 9/17/14 (d)	3,000,000	3,105,948
Credit Suisse New York Branch:
2.2% 1/14/14	878,000	881,592
6% 2/15/18	1,605,000	1,713,772
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (d)(h)	846,000	830,138
Export-Import Bank of Korea:
5.25% 2/10/14 (d)	114,000	121,413
5.5% 10/17/12	340,000	358,960
Fifth Third Bancorp:
3.625% 1/25/16	361,000	362,500
4.5% 6/1/18	63,000	61,444
8.25% 3/1/38	68,000	81,955
Fifth Third Bank 4.75% 2/1/15	308,000	322,696
Fifth Third Capital Trust IV 6.5% 4/15/67 (h)	7,000	6,825
HBOS PLC 6.75% 5/21/18 (d)	509,000	483,657
Huntington Bancshares, Inc. 7% 12/15/20	180,000	197,037
ING Bank NV 2.65% 1/14/13 (d)	1,310,000	1,313,203
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,941,985
Marshall & Ilsley Bank:
5% 1/17/17	36,000	37,522
5.25% 9/4/12	6,000	6,286
PNC Funding Corp. 3.625% 2/8/15	717,000	742,281
Rabobank Nederland NV 1.85% 1/10/14	2,608,000	2,611,156
Regions Bank 7.5% 5/15/18	250,000	265,000
Regions Financial Corp.:
0.4728% 6/26/12 (h)	31,000	29,510
5.75% 6/15/15	4,000	4,000
7.75% 11/10/14	20,000	21,350
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	2,245,000	2,294,002
U.S. Bancorp:
1.375% 9/13/13	1,410,000	1,410,602
3.15% 3/4/15	322,000	329,061
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(h)	442,000	423,356
Union Planters Corp. 7.75% 3/1/11	45,000	45,000
UnionBanCal Corp. 5.25% 12/16/13	115,000	123,770
Wachovia Bank NA 4.875% 2/1/15	283,000	302,491
Wachovia Corp. 5.625% 10/15/16	590,000	642,843
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
3.676% 6/15/16	$ 620,000	$ 633,471
3.75% 10/1/14	2,229,000	2,347,465
Westpac Banking Corp. 1.85% 12/9/13	1,277,000	1,280,835
		31,638,487
Consumer Finance - 1.7%
American Express Credit Corp. 2.75% 9/15/15	1,410,000	1,387,408
American Honda Finance Corp. 2.375% 3/18/13 (d)	300,000	304,130
Capital One Financial Corp.:
5.7% 9/15/11	565,000	579,916
7.375% 5/23/14	232,000	267,368
Discover Financial Services:
6.45% 6/12/17	399,000	432,598
10.25% 7/15/19	54,000	69,917
General Electric Capital Corp.:
1.875% 9/16/13	345,000	346,201
2.1% 1/7/14	435,000	436,335
2.25% 11/9/15	886,000	858,779
2.8% 1/8/13	1,045,000	1,071,900
3.5% 8/13/12	1,220,000	1,261,847
3.5% 6/29/15	518,000	532,448
6.375% 11/15/67 (h)	1,275,000	1,305,281
Household Finance Corp. 6.375% 10/15/11	1,021,000	1,056,378
SLM Corp.:
0.5016% 3/15/11 (h)	17,000	16,978
0.5331% 10/25/11 (h)	354,000	351,110
		10,278,594
Diversified Financial Services - 3.2%
Bank of America Corp. 5.75% 12/1/17	1,150,000	1,229,466
BB&T Corp. 3.375% 9/25/13	750,000	783,807
BNP Paribas:
2.125% 12/21/12	380,000	385,684
3.25% 3/11/15	710,000	716,440
BP Capital Markets PLC:
3.125% 10/1/15	60,000	60,880
3.625% 5/8/14	65,000	67,922
4.5% 10/1/20	60,000	60,260
Capital One Capital V 10.25% 8/15/39	140,000	152,075
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
4.75% 5/19/15	$ 1,605,000	$ 1,694,771
5.125% 5/5/14	239,000	256,931
6.125% 5/15/18	38,000	41,664
6.5% 8/19/13	2,950,000	3,251,284
Deutsche Bank AG London Branch 2.375% 1/11/13	1,320,000	1,342,074
JPMorgan Chase & Co. 3.4% 6/24/15	2,482,000	2,516,430
New York Life Global Fund 2.25% 12/14/12 (d)	650,000	664,695
ORIX Corp. 5.48% 11/22/11	58,000	59,683
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	189,000	185,538
5.35% 4/15/12 (d)	101,000	102,594
5.5% 1/15/14 (d)	144,000	151,030
5.7% 4/15/17 (d)	295,000	302,888
TECO Finance, Inc.:
4% 3/15/16	171,000	173,861
5.15% 3/15/20	252,000	260,865
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	489,000	517,676
USAA Capital Corp. 3.5% 7/17/14 (d)	932,000	966,632
Volkswagen International Finance NV 1.625% 8/12/13 (d)	560,000	563,308
Whirlpool Corp. 8% 5/1/12	710,000	761,032
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(h)	1,008,000	1,028,160
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(h)	527,000	524,903
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(h)	805,000	802,988
		19,625,541
Insurance - 1.7%
Aon Corp.:
3.5% 9/30/15	911,000	914,452
5% 9/30/20	7,000	7,142
Assurant, Inc. 5.625% 2/15/14	332,000	351,960
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	90,623
Berkshire Hathaway, Inc. 3.2% 2/11/15	1,000,000	1,033,202
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	259,000	265,475
Hartford Financial Services Group, Inc. 5.375% 3/15/17	18,000	18,767
Liberty Mutual Group, Inc. 6.5% 3/15/35 (d)	104,000	95,869
MetLife, Inc.:
2.375% 2/6/14	876,000	887,582
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
5% 6/15/15	$ 175,000	$ 189,296
Metropolitan Life Global Funding I 2.5% 9/29/15 (d)	750,000	731,675
Monumental Global Funding II 5.65% 7/14/11 (d)	312,000	315,995
Monumental Global Funding III 5.5% 4/22/13 (d)	382,000	406,602
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	48,000	51,889
Pacific Life Global Funding 5.15% 4/15/13 (d)	1,218,000	1,295,699
Pacific LifeCorp 6% 2/10/20 (d)	51,000	53,838
Prudential Financial, Inc.:
3.625% 9/17/12	643,000	663,656
4.5% 11/15/20	700,000	691,146
5.15% 1/15/13	73,000	77,515
5.4% 6/13/35	68,000	64,474
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(h)	29,000	27,136
Symetra Financial Corp. 6.125% 4/1/16 (d)	892,000	932,459
The Chubb Corp. 5.75% 5/15/18	311,000	348,562
Unum Group:
5.625% 9/15/20	370,000	375,911
7.125% 9/30/16	704,000	797,788
		10,688,713
Real Estate Investment Trusts - 0.9%
AvalonBay Communities, Inc.:
4.95% 3/15/13	55,000	58,601
5.5% 1/15/12	225,000	233,346
BRE Properties, Inc. 5.5% 3/15/17	61,000	65,641
Camden Property Trust:
5.375% 12/15/13	326,000	349,379
5.875% 11/30/12	102,000	108,541
Developers Diversified Realty Corp.:
5.25% 4/15/11	437,000	438,726
5.375% 10/15/12	225,000	233,011
7.5% 4/1/17	389,000	444,841
Duke Realty LP:
4.625% 5/15/13	122,000	126,561
5.875% 8/15/12	86,000	90,384
Equity One, Inc.:
6% 9/15/17	131,000	134,555
6.25% 12/15/14	62,000	66,513
6.25% 1/15/17	74,000	77,372
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust:
5.4% 12/1/13	$ 85,000	$ 91,666
5.9% 4/1/20	5,000	5,492
6% 7/15/12	509,000	539,002
6.2% 1/15/17	94,000	104,747
HRPT Properties Trust:
5.75% 11/1/15	134,000	142,235
6.25% 6/15/17	186,000	194,583
6.65% 1/15/18	95,000	101,292
UDR, Inc. 5.5% 4/1/14	1,107,000	1,172,132
Washington (REIT):
5.25% 1/15/14	30,000	31,634
5.95% 6/15/11	636,000	643,453
		5,453,707
Real Estate Management & Development - 1.5%
AMB Property LP 5.9% 8/15/13	389,000	413,081
Arden Realty LP 5.2% 9/1/11	286,000	292,378
BioMed Realty LP 6.125% 4/15/20	6,000	6,273
Brandywine Operating Partnership LP:
5.7% 5/1/17	369,000	384,608
5.75% 4/1/12	371,000	382,200
Colonial Properties Trust:
4.8% 4/1/11	1,000	1,003
6.875% 8/15/12	107,000	112,089
Duke Realty LP:
5.4% 8/15/14	498,000	531,604
5.625% 8/15/11	568,000	577,088
6.25% 5/15/13	1,166,000	1,262,983
6.75% 3/15/20	35,000	39,096
8.25% 8/15/19	7,000	8,434
ERP Operating LP:
4.75% 7/15/20	446,000	453,476
5.375% 8/1/16	240,000	263,706
5.5% 10/1/12	384,000	409,137
5.75% 6/15/17	853,000	938,875
Liberty Property LP:
4.75% 10/1/20	455,000	449,970
5.125% 3/2/15	170,000	179,830
5.5% 12/15/16	260,000	281,673
6.625% 10/1/17	582,000	667,975
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP 7.75% 8/15/19	$ 64,000	$ 76,887
Post Apartment Homes LP 6.3% 6/1/13	571,000	611,442
Regency Centers LP:
4.95% 4/15/14	92,000	96,140
5.25% 8/1/15	322,000	344,009
5.875% 6/15/17	160,000	173,567
Simon Property Group LP:
4.2% 2/1/15	234,000	246,516
5.3% 5/30/13	12,000	12,994
Tanger Properties LP:
6.125% 6/1/20	83,000	89,773
6.15% 11/15/15	115,000	124,074
		9,430,881
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
4.5% 4/1/15	935,000	976,995
5.65% 5/1/18	1,265,000	1,336,743
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	679,229
U.S. Central Federal Credit Union 1.9% 10/19/12	990,000	1,010,029
		4,002,996
TOTAL FINANCIALS		109,299,695
HEALTH CARE - 1.3%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	510,232
Celgene Corp. 2.45% 10/15/15	56,000	54,303
		564,535
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 4.45% 3/15/20	670,000	694,204
Health Care Providers & Services - 0.7%
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	274,068
6.3% 8/15/14	546,000	583,296
Express Scripts, Inc.:
5.25% 6/15/12	505,000	529,527
6.25% 6/15/14	299,000	333,786
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,099,118
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc. 3.875% 10/15/20	$ 759,000	$ 729,733
WellPoint, Inc. 4.35% 8/15/20	760,000	758,235
		4,307,763
Pharmaceuticals - 0.4%
Merck & Co., Inc. 5% 6/30/19	348,000	381,012
Roche Holdings, Inc. 5% 3/1/14 (d)	897,000	981,646
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3% 6/15/15	1,000,000	1,012,722
Watson Pharmaceuticals, Inc. 5% 8/15/14	66,000	71,277
		2,446,657
TOTAL HEALTH CARE		8,013,159
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (d)	53,000	56,521
6.4% 12/15/11 (d)	151,000	157,690
		214,211
Airlines - 0.2%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	14,314	14,364
Continental Airlines, Inc.:
6.648% 3/15/19	489,733	510,792
6.795% 2/2/20	26,755	26,956
6.82% 5/1/18	33,503	35,447
6.9% 7/2/19	133,422	142,095
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	49,449	52,292
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	286,901	280,876
8.36% 7/20/20	215,350	218,903
		1,281,725
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12	$ 106,000	$ 113,477
6% 10/15/17	442,000	501,632
		615,109
TOTAL INDUSTRIALS		2,111,045
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	526,000	577,966
6% 10/1/12	673,000	720,279
6.55% 10/1/17	356,000	410,190
		1,708,435
Office Electronics - 0.3%
Xerox Corp.:
4.25% 2/15/15	1,734,000	1,825,189
5.5% 5/15/12	277,000	291,013
		2,116,202
Software - 0.2%
Oracle Corp. 3.875% 7/15/20 (d)	1,000,000	984,901
TOTAL INFORMATION TECHNOLOGY		4,809,538
MATERIALS - 0.9%
Chemicals - 0.3%
Dow Chemical Co.:
4.85% 8/15/12	1,481,000	1,559,369
7.6% 5/15/14	80,000	92,901
		1,652,270
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	319,000	343,721
Metals & Mining - 0.6%
Anglo American Capital PLC:
2.15% 9/27/13 (d)	1,000,000	1,009,288
9.375% 4/8/14 (d)	459,000	553,016
9.375% 4/8/19 (d)	630,000	843,152
ArcelorMittal SA 3.75% 3/1/16	166,000	165,291
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	298,000	312,052
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	$ 302,000	$ 324,990
Vale Overseas Ltd. 6.25% 1/23/17	403,000	454,233
		3,662,022
TOTAL MATERIALS		5,658,013
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
AT&T Broadband Corp. 8.375% 3/15/13	390,000	442,330
AT&T, Inc.:
2.5% 8/15/15	62,000	61,398
5.5% 2/1/18	690,000	757,695
6.7% 11/15/13	177,000	200,313
CenturyLink, Inc. 6.15% 9/15/19	592,000	617,177
Deutsche Telekom International Financial BV 5.25% 7/22/13	370,000	401,142
France Telecom SA 2.125% 9/16/15	220,000	214,789
SBC Communications, Inc.:
5.1% 9/15/14	950,000	1,045,401
5.875% 2/1/12	412,000	431,777
5.875% 8/15/12	148,000	158,609
Telecom Italia Capital SA:
4.95% 9/30/14	557,000	572,317
5.25% 10/1/15	395,000	401,676
6.999% 6/4/18	271,000	290,844
7.175% 6/18/19	48,000	51,968
Telefonica Emisiones SAU:
3.729% 4/27/15	1,278,000	1,287,547
6.421% 6/20/16	234,000	259,807
Verizon New England, Inc. 6.5% 9/15/11	178,000	183,593
Verizon New York, Inc. 6.875% 4/1/12	948,000	1,005,553
		8,383,936
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 3.625% 3/30/15	600,000	616,991
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	1,360,000	1,462,919
5.875% 10/1/19	34,000	36,847
Sprint Nextel Corp. 6% 12/1/16	172,000	171,570
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
4.15% 6/10/14	$ 346,000	$ 366,443
5% 12/16/13	398,000	432,583
5.5% 6/15/11	597,000	605,581
		3,692,934
TOTAL TELECOMMUNICATION SERVICES		12,076,870
UTILITIES - 2.9%
Electric Utilities - 1.6%
Ameren Illinois Co. 6.125% 11/15/17	62,000	68,968
AmerenUE 6.4% 6/15/17	519,000	588,087
Cleveland Electric Illuminating Co. 5.65% 12/15/13	714,000	783,415
Commonwealth Edison Co. 5.4% 12/15/11	958,000	993,572
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (d)	24,000	24,833
Edison International 3.75% 9/15/17	431,000	427,715
EDP Finance BV:
4.9% 10/1/19 (d)	200,000	182,048
5.375% 11/2/12 (d)	301,000	311,324
Exelon Corp. 4.9% 6/15/15	415,000	440,738
FirstEnergy Corp. 7.375% 11/15/31	55,000	59,957
FirstEnergy Solutions Corp.:
4.8% 2/15/15	160,000	168,314
6.05% 8/15/21	655,000	685,018
LG&E and KU Energy LLC:
2.125% 11/15/15 (d)	479,000	459,055
3.75% 11/15/20 (d)	2,000	1,889
Mid-American Energy Co. 5.65% 7/15/12	50,000	53,050
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,791,676
6.5% 8/1/18	273,000	314,159
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	125,394
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	448,590
Progress Energy, Inc.:
4.4% 1/15/21	732,000	728,028
7.1% 3/1/11	588,000	588,000
Sierra Pacific Power Co. 5.45% 9/1/13	270,000	294,017
Tampa Electric Co. 5.4% 5/15/21 (d)	238,000	256,603
		9,794,450
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	$ 357,000	$ 392,293
Exelon Generation Co. LLC:
4% 10/1/20	80,000	74,441
5.2% 10/1/19	1,000,000	1,030,084
5.35% 1/15/14	231,000	249,669
PPL Energy Supply LLC 6.3% 7/15/13	1,500,000	1,648,764
		3,395,251
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	680,000	699,880
Dominion Resources, Inc.:
6.3% 9/30/66 (h)	651,000	636,353
7.5% 6/30/66 (h)	567,000	589,680
DTE Energy Co. 7.05% 6/1/11	337,000	342,010
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	495,000	530,748
National Grid PLC 6.3% 8/1/16	248,000	282,831
NiSource Finance Corp.:
5.25% 9/15/17	402,000	425,583
5.4% 7/15/14	234,000	254,391
5.45% 9/15/20	43,000	44,798
6.4% 3/15/18	230,000	258,221
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	454,000	453,433
		4,517,928
TOTAL UTILITIES		17,707,629
TOTAL NONCONVERTIBLE BONDS (Cost $200,317,790)		215,556,470
U.S. Government and Government Agency Obligations - 39.3%

U.S. Government Agency Obligations - 4.0%
Fannie Mae:
0.375% 12/28/12	1,860,000	1,845,278
1.25% 8/20/13	930,000	934,431
1.25% 2/27/14	2,294,000	2,290,057
2.5% 5/15/14	3,810,000	3,936,503
2.75% 3/13/14	2,444,000	2,545,692
4.625% 10/15/13	308,000	335,695
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac:
0.625% 12/28/12	$ 2,512,000	$ 2,508,760
0.75% 3/28/13	1,911,000	1,908,971
1.375% 2/25/14	3,090,000	3,094,394
1.75% 9/10/15	4,207,000	4,129,507
4.5% 1/15/14	986,000	1,075,156
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		24,604,444
U.S. Treasury Obligations - 34.3%
U.S. Treasury Notes:
1.75% 7/31/15	26,929,000	26,800,549
1.875% 6/30/15	4,339,000	4,348,832
1.875% 9/30/17	226,000	214,488
2.125% 5/31/15	25,077,000	25,435,601
2.375% 9/30/14 (f)	13,980,000	14,425,613
2.5% 4/30/15	13,746,000	14,168,043
2.625% 7/31/14	4,500,000	4,688,789
2.625% 1/31/18	38,975,000	38,533,491
2.625% 8/15/20	795,000	747,052
3% 9/30/16	10,517,000	10,869,488
3.125% 1/31/17	8,719,000	9,026,885
3.5% 5/15/20	39,133,000	39,762,648
3.625% 2/15/20	23,540,000	24,235,160
TOTAL U.S. TREASURY OBLIGATIONS		213,256,639
Other Government Related - 1.0%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	520,000	530,622
3.125% 6/15/12 (FDIC Guaranteed) (e)	18,000	18,600
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (e)	1,600,000	1,631,989
2.25% 12/10/12 (FDIC Guaranteed) (e)	1,710,000	1,754,746
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
General Electric Capital Corp. 2% 9/28/12 (FDIC Guaranteed) (e)	$ 2,010,000	$ 2,054,646
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (e)	9,000	9,315
TOTAL OTHER GOVERNMENT RELATED		5,999,918
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $242,780,728)		243,861,001
U.S. Government Agency - Mortgage Securities - 5.9%

Fannie Mae - 4.7%
2.018% 10/1/33 (h)	59,283	61,118
2.142% 3/1/35 (h)	39,665	41,026
2.165% 10/1/33 (h)	23,029	23,808
2.202% 2/1/33 (h)	49,665	51,243
2.213% 7/1/35 (h)	21,604	22,313
2.243% 12/1/34 (h)	54,947	56,677
2.316% 3/1/35 (h)	8,909	9,238
2.474% 10/1/35 (h)	82,091	84,993
2.532% 7/1/34 (h)	27,101	28,169
2.553% 10/1/33 (h)	57,586	60,629
2.573% 3/1/35 (h)	27,174	28,517
2.59% 6/1/36 (h)	40,393	42,224
2.622% 12/1/33 (h)	1,617,186	1,698,985
2.622% 7/1/34 (h)	115,925	121,769
2.634% 7/1/35 (h)	173,554	182,412
2.682% 2/1/34 (h)	16,072	16,848
2.686% 11/1/36 (h)	306,162	321,534
2.733% 7/1/35 (h)	286,312	300,200
2.747% 5/1/35 (h)	116,578	123,250
2.917% 4/1/35 (h)	977,233	1,028,318
3.193% 1/1/40 (h)	584,513	603,223
3.335% 1/1/40 (h)	877,600	910,604
3.5% 12/1/25	13,642,750	13,693,346
3.536% 7/1/37 (h)	87,052	91,226
3.547% 12/1/39 (h)	184,733	192,358
3.606% 3/1/40 (h)	658,072	686,548
3.768% 10/1/39 (h)	413,783	428,558
4% 8/1/18	925,985	968,295
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 8/1/18 to 3/1/35	$ 1,529,603	$ 1,614,513
6% 5/1/16 to 4/1/17	247,035	269,106
6.5% 12/1/13 to 3/1/35	3,324,134	3,695,420
7% 11/1/11 to 6/1/33	912,653	1,039,352
7.5% 8/1/17 to 3/1/28	297,188	335,806
8.5% 5/1/21 to 9/1/25	49,724	56,403
9.5% 2/1/25	6,712	7,296
10.5% 8/1/20	12,123	14,319
12.5% 12/1/13 to 4/1/15	5,510	6,283
TOTAL FANNIE MAE		28,915,927
Freddie Mac - 1.2%
2.245% 4/1/35 (h)	403,809	419,368
2.585% 1/1/35 (h)	109,919	115,403
3.147% 3/1/33 (h)	8,268	8,713
3.352% 10/1/35 (h)	57,045	60,432
3.524% 12/1/39 (h)	480,627	498,208
3.552% 4/1/40 (h)	438,264	454,574
3.588% 4/1/40 (h)	392,209	407,399
3.616% 2/1/40 (h)	984,198	1,024,165
4.5% 8/1/18	1,653,050	1,755,781
5% 3/1/19	2,525,674	2,716,529
8.5% 9/1/24 to 8/1/27	49,256	56,720
11.5% 10/1/15	2,589	2,873
TOTAL FREDDIE MAC		7,520,165
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	190,445	216,830
7.5% 2/15/28 to 10/15/28	4,492	5,136
8% 6/15/24	222	253
8.5% 5/15/17 to 10/15/21	62,594	71,058
11% 7/20/19 to 8/20/19	3,090	3,689
TOTAL GINNIE MAE		296,966
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $35,985,104)		36,733,058
Asset-Backed Securities - 7.8%
	Principal Amount	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7315% 4/25/35 (h)	$ 146,088	$ 109,296
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0115% 3/25/34 (h)	5,843	5,768
Class M2, 1.9115% 3/25/34 (h)	60,000	48,861
Series 2005-HE2 Class M2, 0.7115% 4/25/35 (h)	19,437	18,262
Series 2006-OP1:
Class M4, 0.6315% 4/25/36 (h)	19,400	172
Class M5, 0.6515% 4/25/36 (h)	1,150	2
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.742% 10/20/14 (h)	5,215	970
Series 2007-D1 Class D, 1.662% 1/22/13 (d)(h)	1,065,000	10,650
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	1,110,000	1,123,251
Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	280,000	283,672
Class A4, 3% 10/15/15 (d)	280,000	289,219
Series 2010-1 Class A4, 2.3% 12/15/14	930,000	946,241
Series 2010-4 Class A4, 1.35% 12/15/15	570,000	556,602
Series 2010-5 Class A4, 1.75% 3/15/16	240,000	236,829
Series 2011-1 Class A4, 2.14% 3/15/16	1,090,000	1,095,553
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	320,000	328,140
Series 2011-1 Class A2, 2.15% 1/15/16	2,260,000	2,256,558
AmeriCredit Automobile Receivables Trust Series 2010-4 Class A3, 1.27% 4/8/15	870,000	866,511
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	450,000	449,896
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	128,000	131,365
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9615% 12/25/33 (h)	10,939	9,338
Series 2004-R2 Class M3, 0.8115% 4/25/34 (h)	15,238	3,920
Series 2005-R2 Class M1, 0.7115% 4/25/35 (h)	176,341	151,393
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.04% 3/25/34 (h)	4,092	3,260
Series 2004-W11 Class M2, 0.9615% 11/25/34 (h)	63,962	47,440
Series 2004-W7 Class M1, 0.8115% 5/25/34 (h)	185,706	128,443
Series 2006-W4 Class A2C, 0.4215% 5/25/36 (h)	158,946	56,887
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0865% 4/25/34 (h)	228,192	185,376
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2006-HE2 Class M1, 0.6315% 3/25/36 (h)	$ 33,000	$ 871
Axon Financial Funding Ltd. 2.025% 4/4/17 (b)(d)(h)	842,000	8
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (d)	500,000	517,796
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	331,618	334,333
Series 2009-3A Class A3, 1.67% 12/15/13 (d)	1,081,441	1,089,139
Series 2010-2 Class A3, 1.31% 7/15/14	1,150,000	1,158,726
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.0115% 2/25/35 (h)	427,000	319,120
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	910,000	910,466
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0528% 12/1/41 (h)	84,262	84,158
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3128% 12/26/24 (h)	138,685	125,510
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (h)	11,220	11,126
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	17,082	17,109
Class C, 5.31% 6/15/12	203,000	205,710
Series 2007-1 Class C, 5.38% 11/15/12	72,000	74,603
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	1,273,180	1,311,428
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	400,000	431,765
Capital Trust Ltd. Series 2004-1:
Class A2, 0.712% 7/20/39 (d)(h)	52,147	39,110
Class B, 1.012% 7/20/39 (d)(h)	30,070	13,832
Class C, 1.362% 7/20/39 (d)(h)	38,684	5,803
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	105,000	106,678
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5615% 7/25/36 (h)	130,038	8,250
Series 2006-NC2 Class M7, 1.1115% 6/25/36 (h)	48,500	205
Series 2006-NC4 Class M1, 0.5615% 10/25/36 (h)	28,000	2,116
Series 2006-RFC1 Class M9, 2.1315% 5/25/36 (h)	21,243	1,294
Series 2007-RFC1 Class A3, 0.4015% 12/25/36 (h)	205,465	77,247
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14	770,000	823,698
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	700,000	700,330
Asset-Backed Securities - continued
	Principal Amount	Value
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (d)	$ 163,770	$ 163,833
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	700,000	753,247
Series 2009-A5 Class A5, 2.25% 12/23/14	2,070,000	2,114,708
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (d)	1,100,000	1,116,909
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5315% 5/25/37 (h)	87,242	13,599
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3215% 6/25/47 (h)	8,565	8,409
Series 2007-4 Class A1A, 0.36% 9/25/37 (h)	61,881	59,184
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	37,648	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5106% 3/25/32 (MGIC Investment Corp. Insured) (h)	36,015	13,454
Series 2004-3 Class M4, 1.2315% 4/25/34 (h)	18,137	7,557
Series 2004-4 Class M2, 1.0565% 6/25/34 (h)	50,135	28,734
Series 2005-3 Class MV1, 0.6815% 8/25/35 (h)	72,405	69,245
Series 2005-AB1 Class A2, 0.4715% 8/25/35 (h)	8,495	8,382
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (d)	47,621	48,249
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6842% 5/28/35 (h)	4,436	3,273
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4365% 8/25/34 (h)	33,155	19,027
Series 2006-3 Class 2A3, 0.4215% 11/25/36 (h)	581,111	215,101
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.8% 7/15/13 (d)	930,000	929,340
Ford Credit Auto Owner Trust:
Series 2006-B:
Class C, 5.68% 6/15/12	310,000	310,723
Class D, 7.26% 2/15/13 (d)	850,000	852,720
Series 2006-C:
Class B, 5.3% 6/15/12	78,000	79,188
Class D, 6.89% 5/15/13 (d)	439,000	447,571
Series 2007-A Class D, 7.05% 12/15/13 (d)	310,000	325,099
Series 2009-B Class A3, 2.79% 8/15/13	585,394	592,943
Series 2009-C Class A4, 4.43% 11/15/14	520,000	551,767
Series 2009-D Class A4, 2.98% 8/15/14	690,000	713,323
Series 2009-E Class A3, 1.51% 1/15/14	700,000	705,645
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust: - continued
Series 2010-B:
Class A3, 0.98% 10/15/14	$ 620,000	$ 621,684
Class A4, 1.58% 9/15/15	1,360,000	1,358,992
Ford Credit Floorplan Master Owner Trust:
Series 2006-4:
Class A, 0.5158% 6/15/13 (h)	700,000	698,657
Class B, 0.8158% 6/15/13 (h)	88,000	87,775
Series 2010-1 Class A, 1.9158% 12/15/14 (d)(h)	560,000	571,071
Series 2010-5 Class A1, 1.5% 9/15/15	640,000	634,613
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	7,646	7,663
Series 2007-1:
Class A4, 5.03% 2/16/15	31,588	31,631
Class C, 5.43% 2/16/15	77,000	76,741
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7515% 1/25/35 (h)	81,136	40,096
Class M4, 0.9415% 1/25/35 (h)	41,438	13,200
Series 2006-D Class M1, 0.4915% 11/25/36 (h)	36,689	1,166
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (d)(h)	335,000	197,650
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	211,680	168,497
GE Business Loan Trust:
Series 2003-1 Class A, 0.6958% 4/15/31 (d)(h)	28,171	26,340
Series 2006-2A:
Class A, 0.4458% 11/15/34 (d)(h)	269,592	223,761
Class B, 0.5458% 11/15/34 (d)(h)	97,817	63,581
Class C, 0.6458% 11/15/34 (d)(h)	161,437	80,719
Class D, 1.0158% 11/15/34 (d)(h)	61,235	14,696
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,600,000	1,616,229
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7028% 6/25/42 (h)	92,000	76,604
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	4,861	4,946
Class C, 5.74% 12/15/14	4,283	4,354
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(h)	59,628	12,016
Class M1, 0.9115% 6/25/34 (h)	253,008	176,969
Series 2007-HE1 Class M1, 0.5115% 3/25/47 (h)	100,732	5,739
Asset-Backed Securities - continued
	Principal Amount	Value
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3415% 5/25/30 (d)(h)	$ 9,109	$ 4,646
Series 2006-3:
Class B, 0.6615% 9/25/46 (d)(h)	74,651	37,326
Class C, 0.8115% 9/25/46 (d)(h)	174,018	41,764
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5815% 8/25/33 (h)	54,211	39,370
Series 2003-3 Class M1, 1.5515% 8/25/33 (h)	66,956	55,622
Series 2003-5 Class A2, 0.9615% 12/25/33 (h)	2,817	1,980
Series 2005-5 Class 2A2, 0.5115% 11/25/35 (h)	7,817	7,714
Series 2006-1 Class 2A3, 0.4865% 4/25/36 (h)	122,863	119,682
Series 2006-8 Class 2A1, 0.3115% 3/25/37 (h)	758	748
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	260,000	264,240
Series 2010-2 Class A4, 1.92% 6/18/13	1,300,000	1,316,209
Series 2011-1 Class A4, 1.8% 4/17/17	330,000	329,901
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.552% 3/20/36 (h)	62,654	52,187
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4515% 1/25/37 (h)	141,116	59,267
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	350,000	353,428
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	933,119	938,223
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5615% 7/25/36 (h)	25,000	1,028
Series 2007-CH1:
Class AV4, 0.3915% 11/25/36 (h)	176,698	151,828
Class MV1, 0.4915% 11/25/36 (h)	143,100	94,738
Series 2007-CH3 Class M1, 0.5615% 3/25/37 (h)	71,000	3,616
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6328% 12/27/29 (h)	63,895	54,894
Series 2006-A Class 2C, 1.4528% 3/27/42 (h)	392,000	72,185
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	208,438	210,907
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3415% 6/25/34 (h)	10,761	6,764
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	2,529	2,396
Class C, 5.691% 10/20/28 (d)	1,265	1,192
Class D, 6.01% 10/20/28 (d)	13,595	11,116
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5215% 10/25/36 (h)	63,216	3,549
Asset-Backed Securities - continued
	Principal Amount	Value
MASTR Asset Backed Securities Trust: - continued
Series 2007-HE1 Class M1, 0.5615% 5/25/37 (h)	$ 89,453	$ 4,624
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (d)	1,250,000	1,249,752
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0115% 7/25/34 (h)	23,015	15,213
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	13,475	13,563
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9115% 7/25/34 (h)	76,266	59,752
Series 2006-FM1 Class A2B, 0.3715% 4/25/37 (h)	189,748	173,456
Series 2006-MLN1 Class A2A, 0.3315% 7/25/37 (h)	1,740	1,723
Series 2006-OPT1 Class A1A, 0.5215% 6/25/35 (h)	339,047	278,270
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6015% 8/25/34 (h)	4,895	4,065
Series 2004-NC8 Class M6, 1.5115% 9/25/34 (h)	94,987	39,771
Series 2005-NC1 Class M1, 0.7015% 1/25/35 (h)	45,571	32,169
Series 2005-NC2 Class B1, 1.4315% 3/25/35 (h)	47,458	7,176
Series 2007-HE2 Class M1, 0.5115% 1/25/37 (h)	33,000	901
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	736,800	101,310
Series 2006-1 Class AIO, 5.5% 4/25/11 (j)	835,946	6,446
Series 2006-2 Class AIO, 6% 8/25/11 (j)	489,000	10,085
Series 2006-3 Class AIO, 7.1% 1/25/12 (j)	2,506,000	112,770
Series 2006-4:
Class A1, 0.2915% 3/25/25 (h)	14,502	14,421
Class AIO, 6.35% 2/27/12 (j)	1,917,000	102,021
Class D, 1.3615% 5/25/32 (h)	300,000	6,982
Series 2007-1 Class AIO, 7.27% 4/25/12 (j)	2,308,000	173,100
Series 2007-2 Class AIO, 6.7% 7/25/12 (j)	1,718,000	143,407
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7715% 9/25/35 (h)	162,650	107,601
Series 2005-D Class M2, 0.7315% 2/25/36 (h)	99,892	9,202
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	213,774	214,476
Series 2009-B Class A3, 2.07% 1/15/15	713,558	717,105
Ocala Funding LLC:
Series 2005-1A Class A, 1.7535% 3/20/49 (b)(d)	64,000	0
Series 2006-1A Class A, 1.662% 3/20/49 (b)(d)(h)	134,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3515% 5/25/37 (h)	2,020	1,983
Series 2007-6 Class 2A1, 0.3215% 7/25/37 (h)	4,327	4,229
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5115% 9/25/34 (h)	$ 60,741	$ 38,614
Class M4, 1.7115% 9/25/34 (h)	77,891	36,325
Series 2005-WCH1:
Class M2, 0.7815% 1/25/36 (h)	308,921	286,411
Class M3, 0.8215% 1/25/36 (h)	54,533	38,615
Class M4, 1.0915% 1/25/36 (h)	126,217	52,087
Series 2005-WHQ2:
Class M7, 1.5115% 5/25/35 (h)	456,374	11,335
Class M9, 2.1415% 5/25/35 (h)	2,880	4
Providian Master Note Trust Series 2006-C1A Class C1, 0.8158% 3/15/15 (d)(h)	400,093	400,019
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4915% 12/25/36 (h)	64,000	1,990
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0615% 4/25/33 (h)	582	513
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0565% 3/25/35 (h)	173,624	143,868
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9815% 1/25/36 (h)	9,328	313
Series 2006-FR4 Class A2A, 0.3415% 8/25/36 (h)	5,952	2,387
Series 2007-NC1 Class A2A, 0.3115% 12/25/36 (h)	1,925	1,890
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4106% 3/20/19 (FGIC Insured) (d)(h)	86,464	81,392
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2516% 6/15/33 (h)	145,000	12,871
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	81,826	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4115% 9/25/34 (h)	8,086	3,373
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	104,736	107,878
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1215% 9/25/34 (h)	2,472	1,926
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	410,000	411,796
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8628% 4/6/42 (d)(h)	308,349	9,250
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	48,963	49,406
USAA Auto Owner Trust:
Series 2009-1 Class A4, 4.77% 9/15/14	460,000	484,092
Asset-Backed Securities - continued
	Principal Amount	Value
USAA Auto Owner Trust: - continued
Series 2009-2 Class A3, 1.54% 2/18/14	$ 833,191	$ 838,742
Volkswagen Auto Lease Trust:
Series 2009-A Class A3, 3.41% 4/16/12	481,237	484,909
Series 2010-A Class A3, 0.85% 11/20/13	1,410,000	1,408,592
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	75,976	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7658% 8/15/15 (d)(h)	788,019	785,397
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	646	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1031% 10/25/44 (d)(h)	203,978	91,790
TOTAL ASSET-BACKED SECURITIES (Cost $47,652,796)		48,308,804
Collateralized Mortgage Obligations - 2.7%

Private Sponsor - 2.0%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.4035% 2/17/52 (d)(h)	800,000	797,576
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7331% 4/12/56 (d)(h)	162,551	161,282
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	424,056	432,096
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9055% 1/25/34 (h)	158,078	149,153
Series 2004-1 Class 2A2, 3.2375% 10/25/34 (h)	114,098	103,570
Series 2004-A Class 2A2, 2.9991% 2/25/34 (h)	34,072	30,434
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (h)	15,468	14,024
Class 2A2, 3.0527% 3/25/34 (h)	102,205	98,500
Series 2004-D Class 2A2, 2.9567% 5/25/34 (h)	230,604	211,730
Series 2004-G Class 2A7, 3.0214% 8/25/34 (h)	212,805	191,846
Series 2004-H Class 2A1, 3.1667% 9/25/34 (h)	190,789	172,830
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4264% 10/12/41 (d)(h)(j)	459,533	5,301
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 2.9853% 2/25/37 (h)	104,552	103,892
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0995% 12/10/49 (h)	216,000	228,335
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	$ 241,000	$ 108,450
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7648% 7/16/34 (d)(h)	161,084	160,812
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9234% 11/25/34 (h)	252,180	236,085
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	509,009	503,919
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4631% 10/18/54 (d)(h)	404,000	401,596
Class C2, 0.7731% 10/18/54 (d)(h)	135,000	133,839
Class M2, 0.5531% 10/18/54 (d)(h)	232,000	227,685
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7825% 11/20/56 (d)(h)	379,000	369,828
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.363% 12/20/54 (h)	25,291	16,452
Series 2006-1A Class C2, 1.463% 12/20/54 (d)(h)	578,000	371,943
Series 2006-2 Class C1, 0.733% 12/20/54 (h)	463,000	297,941
Series 2006-3 Class C2, 0.763% 12/20/54 (h)	128,000	82,368
Series 2006-4:
Class B1, 0.353% 12/20/54 (h)	521,000	429,825
Class C1, 0.643% 12/20/54 (h)	319,000	205,277
Class M1, 0.433% 12/20/54 (h)	137,000	103,435
Series 2007-1:
Class 1C1, 0.863% 12/20/54 (h)	258,000	166,023
Class 1M1, 0.563% 12/20/54 (h)	172,000	129,860
Class 2C1, 1.223% 12/20/54 (h)	117,000	75,290
Class 2M1, 0.763% 12/20/54 (h)	222,000	167,610
Series 2007-2 Class 2C1, 0.694% 12/17/54 (h)	308,000	198,198
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7531% 1/20/44 (h)	36,767	27,575
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.482% 5/19/35 (h)	31,265	20,928
Holmes Master Issuer PLC floater Series 2007-1 Class 3A1, 0.3831% 7/15/40 (h)	170,000	169,762
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (h)	7,635	7,726
Class A3, 5.447% 6/12/47 (h)	410,000	424,410
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.6869% 12/25/34 (h)	144,458	134,635
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
JPMorgan Mortgage Trust: - continued
Series 2006-A2 Class 5A1, 2.9739% 11/25/33 (h)	$ 188,023	$ 180,804
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4715% 5/25/47 (h)	86,153	59,454
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4915% 10/25/36 (h)	49,839	222
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4315% 2/25/37 (h)	168,504	121,172
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.436% 6/15/22 (d)(h)	28,707	27,056
Class C, 0.456% 6/15/22 (d)(h)	181,170	160,788
Class D, 0.466% 6/15/22 (d)(h)	69,853	59,724
Class E, 0.476% 6/15/22 (d)(h)	111,337	93,801
Class F, 0.506% 6/15/22 (d)(h)	177,078	146,532
Class G, 0.576% 6/15/22 (d)(h)	41,484	33,706
Class H, 0.596% 6/15/22 (d)(h)	83,046	66,229
Class J, 0.636% 6/15/22 (d)(h)	97,221	73,159
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	925,000	975,409
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5615% 3/25/37 (h)	277,584	18,143
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3831% 10/15/33 (h)	450,000	445,615
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.81% 10/25/35 (h)	542,922	475,122
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.614% 7/10/35 (d)(h)	203,533	165,493
Class B6, 3.114% 7/10/35 (d)(h)	338,598	259,434
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	122,319	128,573
Series 2004-SL3 Class A1, 7% 8/25/16	7,273	7,050
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7115% 6/25/33 (d)(h)	43,679	35,802
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (h)	4,517	3,360
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (h)	280,140	199,406
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5271% 6/25/34 (h)	133,373	131,028
Series 2005-AR10 Class 2A2, 2.833% 6/25/35 (h)	115,223	111,634
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR12 Class 2A6, 2.8181% 7/25/35 (h)	$ 83,101	$ 78,800
Series 2005-AR2 Class 2A2, 2.8076% 3/25/35 (h)	349,899	327,324
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (h)	195,889	178,926
TOTAL PRIVATE SPONSOR		12,435,807
U.S. Government Agency - 0.7%
Fannie Mae Series 2010-123 Class DL, 3.5% 11/25/25	626,096	649,586
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	67,018	72,556
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	229,603	246,108
Series 2004-86 Class KC, 4.5% 5/25/19	167,793	175,144
Series 2010-143 Class B, 3.5% 12/25/25	968,872	1,004,107
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	447,626	490,667
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	241,356	260,108
Series 2363 Class PF, 6% 9/15/16	306,884	330,204
Series 3777 Class AC, 3.5% 12/15/25	1,381,326	1,405,118
TOTAL U.S. GOVERNMENT AGENCY		4,633,598
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,674,471)		17,069,405
Commercial Mortgage Securities - 5.4%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0685% 2/14/43 (h)	159,000	169,193
Class A3, 7.1185% 2/14/43 (h)	172,000	185,866
Class A6, 7.4385% 2/14/43 (h)	253,000	268,889
Class PS1, 1.4561% 2/14/43 (h)(j)	642,669	15,230
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7218% 5/10/45 (h)	252,000	271,218
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-5 Class A3, 5.39% 9/10/47	$ 301,000	$ 311,005
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	448,067
Series 2007-2 Class A1, 5.421% 4/10/49	34,881	35,519
Series 2007-4 Class A3, 5.8093% 2/10/51 (h)	215,000	226,798
Series 2006-6 Class E, 5.619% 10/10/45 (d)	125,000	35,930
Series 2007-3 Class A3, 5.6579% 6/10/49 (h)	361,000	376,494
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2:
Class A3, 4.05% 11/10/38	44,754	45,441
Class A4, 4.153% 11/10/38	274,000	282,644
Series 2006-1 Class A1, 5.219% 9/10/45 (h)	50,284	50,274
Series 2001-3 Class H, 6.562% 4/11/37 (d)	121,000	122,507
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	54,000	53,225
Class K, 6.15% 5/11/35 (d)	100,000	95,208
Series 2007-1 Class B, 5.543% 1/15/49	130,000	104,418
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5758% 3/15/22 (d)(h)	93,000	91,140
Class D, 0.6258% 3/15/22 (d)(h)	94,000	87,420
Class E, 0.6658% 3/15/22 (d)(h)	78,000	70,980
Class F, 0.7358% 3/15/22 (d)(h)	70,189	62,468
Class G, 0.7958% 3/15/22 (d)(h)	45,493	39,579
Series 2006-BIX1:
Class C, 0.4458% 10/15/19 (d)(h)	139,000	134,135
Class D, 0.4758% 10/15/19 (d)(h)	170,000	158,950
Class E, 0.5058% 10/15/19 (d)(h)	157,000	142,870
Class F, 0.5758% 10/15/19 (d)(h)	360,653	317,375
Class G, 0.5958% 10/15/19 (d)(h)	144,054	121,005
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1115% 12/25/33 (d)(h)	8,733	6,375
Series 2004-1:
Class A, 0.6215% 4/25/34 (d)(h)	125,416	110,993
Class B, 2.1615% 4/25/34 (d)(h)	17,211	9,638
Class M1, 0.8215% 4/25/34 (d)(h)	13,945	10,668
Class M2, 1.4615% 4/25/34 (d)(h)	12,911	9,038
Series 2004-2:
Class A, 0.6915% 8/25/34 (d)(h)	126,999	110,490
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-2:
Class M1, 0.8415% 8/25/34 (d)(h)	$ 20,825	$ 15,411
Series 2004-3:
Class A1, 0.6315% 1/25/35 (d)(h)	236,935	203,764
Class A2, 0.6815% 1/25/35 (d)(h)	41,041	30,780
Class M1, 0.7615% 1/25/35 (d)(h)	49,604	35,715
Class M2, 1.2615% 1/25/35 (d)(h)	22,372	15,101
Series 2005-2A:
Class A1, 0.5715% 8/25/35 (d)(h)	176,022	143,458
Class M1, 0.6915% 8/25/35 (d)(h)	10,372	6,952
Class M2, 0.7415% 8/25/35 (d)(h)	17,107	10,692
Class M3, 0.7615% 8/25/35 (d)(h)	9,465	5,702
Class M4, 0.8715% 8/25/35 (d)(h)	8,688	4,936
Series 2005-3A:
Class A1, 0.5815% 11/25/35 (d)(h)	78,455	63,941
Class A2, 0.6615% 11/25/35 (d)(h)	78,999	62,409
Class M1, 0.7015% 11/25/35 (d)(h)	9,279	6,124
Class M2, 0.7515% 11/25/35 (d)(h)	11,781	7,304
Class M3, 0.7715% 11/25/35 (d)(h)	10,544	6,116
Class M4, 0.8615% 11/25/35 (d)(h)	13,137	6,995
Series 2005-4A:
Class A2, 0.6515% 1/25/36 (d)(h)	180,676	140,928
Class B1, 1.6615% 1/25/36 (d)(h)	15,614	5,933
Class M1, 0.7115% 1/25/36 (d)(h)	58,283	38,758
Class M2, 0.7315% 1/25/36 (d)(h)	17,485	10,928
Class M3, 0.7615% 1/25/36 (d)(h)	25,535	14,555
Class M4, 0.8715% 1/25/36 (d)(h)	14,123	7,344
Class M5, 0.9115% 1/25/36 (d)(h)	14,123	6,708
Class M6, 0.9615% 1/25/36 (d)(h)	15,000	6,150
Series 2006-1:
Class A2, 0.6215% 4/25/36 (d)(h)	27,797	22,237
Class M1, 0.6415% 4/25/36 (d)(h)	9,942	6,462
Class M2, 0.6615% 4/25/36 (d)(h)	10,504	6,407
Class M3, 0.6815% 4/25/36 (d)(h)	9,038	5,152
Class M4, 0.7815% 4/25/36 (d)(h)	5,122	2,689
Class M5, 0.8215% 4/25/36 (d)(h)	4,971	2,336
Class M6, 0.9015% 4/25/36 (d)(h)	9,912	4,460
Series 2006-2A:
Class A1, 0.4915% 7/25/36 (d)(h)	432,288	345,830
Class A2, 0.5415% 7/25/36 (d)(h)	24,834	18,874
Class B1, 1.1315% 7/25/36 (d)(h)	9,298	3,347
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class B3, 2.9615% 7/25/36 (d)(h)	$ 14,048	$ 3,653
Class M1, 0.5715% 7/25/36 (d)(h)	26,057	14,852
Class M2, 0.5915% 7/25/36 (d)(h)	18,384	9,744
Class M3, 0.6115% 7/25/36 (d)(h)	15,249	7,396
Class M4, 0.6815% 7/25/36 (d)(h)	10,297	4,428
Class M5, 0.7315% 7/25/36 (d)(h)	12,656	5,189
Class M6, 0.8015% 7/25/36 (d)(h)	18,884	6,798
Series 2006-3A:
Class B1, 1.0615% 10/25/36 (d)(h)	16,756	3,016
Class B2, 1.6115% 10/25/36 (d)(h)	12,085	1,813
Class B3, 2.8615% 10/25/36 (d)(h)	19,667	2,360
Class M4, 0.6915% 10/25/36 (d)(h)	18,518	6,852
Class M5, 0.7415% 10/25/36 (d)(h)	22,169	7,316
Class M6, 0.8215% 10/25/36 (d)(h)	43,394	10,849
Series 2006-4A:
Class A1, 0.4915% 12/25/36 (d)(h)	97,201	78,247
Class A2, 0.5315% 12/25/36 (d)(h)	408,665	306,499
Class B1, 0.9615% 12/25/36 (d)(h)	15,026	2,591
Class B2, 1.5115% 12/25/36 (d)(h)	15,460	2,408
Class B3, 2.7115% 12/25/36 (d)(h)	25,646	3,022
Class M1, 0.5515% 12/25/36 (d)(h)	31,334	18,174
Class M2, 0.5715% 12/25/36 (d)(h)	21,103	11,396
Class M3, 0.6015% 12/25/36 (d)(h)	21,103	10,446
Class M4, 0.6615% 12/25/36 (d)(h)	24,940	10,973
Class M5, 0.7015% 12/25/36 (d)(h)	23,661	9,938
Class M6, 0.7815% 12/25/36 (d)(h)	21,103	7,808
Series 2007-1:
Class A2, 0.5315% 3/25/37 (d)(h)	108,050	76,716
Class B1, 0.9315% 3/25/37 (d)(h)	34,430	6,886
Class B2, 1.4115% 3/25/37 (d)(h)	24,889	3,982
Class B3, 3.6115% 3/25/37 (d)(h)	67,746	7,452
Class M1, 0.5315% 3/25/37 (d)(h)	30,239	14,515
Class M2, 0.5515% 3/25/37 (d)(h)	22,683	9,754
Class M3, 0.5815% 3/25/37 (d)(h)	20,411	7,756
Class M4, 0.6315% 3/25/37 (d)(h)	16,200	5,670
Class M5, 0.6815% 3/25/37 (d)(h)	25,694	7,965
Class M6, 0.7615% 3/25/37 (d)(h)	35,524	8,881
Series 2007-2A:
Class A1, 0.5315% 7/25/37 (d)(h)	97,530	72,172
Class A2, 0.5815% 7/25/37 (d)(h)	91,182	44,679
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class B1, 1.8615% 7/25/37 (d)(h)	$ 27,909	$ 3,628
Class B2, 2.5115% 7/25/37 (d)(h)	24,656	2,959
Class B3, 3.6115% 7/25/37 (d)(h)	27,438	2,469
Class M1, 0.6315% 7/25/37 (d)(h)	32,019	10,166
Class M2, 0.6715% 7/25/37 (d)(h)	17,298	5,017
Class M3, 0.7515% 7/25/37 (d)(h)	17,450	4,319
Class M4, 0.9115% 7/25/37 (d)(h)	35,568	6,402
Class M5, 1.0115% 7/25/37 (d)(h)	31,337	4,701
Class M6, 1.2615% 7/25/37 (d)(h)	39,171	5,484
Series 2007-3:
Class A2, 0.5515% 7/25/37 (d)(h)	99,576	66,716
Class B1, 1.2115% 7/25/37 (d)(h)	24,501	3,185
Class B2, 1.8615% 7/25/37 (d)(h)	61,544	6,154
Class B3, 4.2615% 7/25/37 (d)(h)	32,406	2,593
Class M1, 0.5715% 7/25/37 (d)(h)	22,089	9,940
Class M2, 0.6015% 7/25/37 (d)(h)	23,699	8,295
Class M3, 0.6315% 7/25/37 (d)(h)	36,560	10,968
Class M4, 0.7615% 7/25/37 (d)(h)	57,848	16,198
Class M5, 0.8615% 7/25/37 (d)(h)	30,070	6,615
Class M6, 1.0615% 7/25/37 (d)(h)	22,778	4,556
Series 2007-4A:
Class B1, 2.8115% 9/25/37 (d)(h)	37,366	1,214
Class B2, 3.7115% 9/25/37 (d)(h)	135,399	3,385
Class M1, 1.2115% 9/25/37 (d)(h)	36,332	5,450
Class M2, 1.3115% 9/25/37 (d)(h)	36,332	4,360
Class M4, 1.8615% 9/25/37 (d)(h)	91,615	8,245
Class M5, 2.0115% 9/25/37 (d)(h)	91,615	6,413
Class M6, 2.2115% 9/25/37 (d)(h)	91,696	5,502
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(j)	480,500	16,818
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(h)(j)	1,150,328	136,544
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7058% 3/15/19 (d)(h)	91,801	76,735
Class H, 0.9158% 3/15/19 (d)(h)	61,770	45,905
Class J, 1.1158% 3/15/19 (d)(h)	46,405	32,911
Series 2007-BBA8:
Class D, 0.5158% 3/15/22 (d)(h)	76,569	62,787
Class E, 0.5658% 3/15/22 (d)(h)	394,020	303,395
Class F, 0.6158% 3/15/22 (d)(h)	241,475	173,862
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class G, 0.6658% 3/15/22 (d)(h)	$ 62,931	$ 43,422
Class H, 0.8158% 3/15/22 (d)(h)	76,569	48,238
Class J, 0.9658% 3/15/22 (d)(h)	76,569	38,285
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	57,901	58,799
Series 2004-PWR3 Class A3, 4.487% 2/11/41	124,459	126,529
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	98,354	99,070
Series 2007-PW17 Class A1, 5.282% 6/11/50	86,012	87,374
Series 2007-T26 Class A1, 5.145% 1/12/45 (h)	37,507	38,320
Series 2003-PWR2 Class X2, 0.5297% 5/11/39 (d)(h)(j)	1,524,060	4,799
Series 2003-T12 Class X2, 0.4803% 8/13/39 (d)(h)(j)	5,627,707	19,635
Series 2006-PW14 Class X2, 0.6525% 12/11/38 (d)(h)(j)	2,462,113	44,146
Series 2007-PW16:
Class B, 5.7174% 6/11/40 (d)(h)	35,000	23,380
Class C, 5.7174% 6/11/40 (d)(h)	29,000	16,251
Class D, 5.7174% 6/11/40 (d)(h)	29,000	15,091
Series 2007-PW18 Class X2, 0.3155% 6/11/50 (d)(h)(j)	18,835,222	226,983
Series 2007-T28:
Class A1, 5.422% 9/11/42	20,798	21,189
Class X2, 0.1785% 9/11/42 (d)(h)(j)	9,279,907	69,838
C-BASS Trust floater Series 2006-SC1 Class A, 0.5315% 5/25/36 (d)(h)	97,704	72,766
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	254,000	269,837
Class XCL, 2.1173% 5/15/35 (d)(h)(j)	2,301,023	50,683
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.574% 8/15/21 (d)(h)	77,000	75,075
Class G, 0.594% 8/15/21 (d)(h)	49,634	46,430
Class H, 0.634% 8/15/21 (d)(h)	40,527	36,474
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	326,471	295,348
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49	168,893	170,600
Series 2007-CD4:
Class A3, 5.293% 12/11/49	210,000	216,177
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
Series 2007-CD4:
Class C, 5.476% 12/11/49	$ 407,000	$ 142,450
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8155% 5/15/46 (h)	216,000	231,395
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	356,400
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4958% 4/15/17 (d)(h)	484,000	450,120
Class C, 0.5358% 4/15/17 (d)(h)	174,000	160,080
Class D, 0.5758% 4/15/17 (d)(h)	81,291	73,975
Class E, 0.6358% 4/15/17 (d)(h)	34,474	30,682
Class F, 0.6758% 4/15/17 (d)(h)	19,555	16,817
Class G, 0.8158% 4/15/17 (d)(h)	19,555	16,035
Class H, 0.8858% 4/15/17 (d)(h)	19,555	15,057
Class J, 1.1158% 4/15/17 (d)(h)	14,996	10,497
Series 2005-FL11:
Class C, 0.5658% 11/15/17 (d)(h)	164,947	156,700
Class D, 0.6058% 11/15/17 (d)(h)	8,646	8,041
Class E, 0.6558% 11/15/17 (d)(h)	30,262	27,841
Class F, 0.7158% 11/15/17 (d)(h)	21,193	19,286
Class G, 0.7658% 11/15/17 (d)(h)	14,690	13,221
Series 2006-FL12 Class AJ, 0.3958% 12/15/20 (d)(h)	308,000	284,900
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	2,115	2,115
Series 2006-C8 Class A3, 5.31% 12/10/46	615,000	639,046
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	365,000	365,000
Class AJFX, 5.478% 2/5/19 (d)	380,000	379,397
Series 2004-LBN2 Class X2, 0.8571% 3/10/39 (d)(h)(j)	403,276	58
Series 2006-C8:
Class B, 5.44% 12/10/46	374,000	247,060
Class XP, 0.4911% 12/10/46 (h)(j)	2,483,860	30,165
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (h)	432,000	453,740
Series 2007-C3 Class A4, 5.7203% 6/15/39 (h)	130,000	138,400
Series 2006-C5 Class ASP, 0.6744% 12/15/39 (h)(j)	1,512,327	27,332
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6158% 4/15/22 (d)(h)	$ 771,000	$ 601,380
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	216,000	221,211
Series 2002-CP5 Class A1, 4.106% 12/15/35	14,779	14,977
Series 2004-C1:
Class A3, 4.321% 1/15/37	36,310	36,741
Class A4, 4.75% 1/15/37	101,000	106,239
Series 2001-CK6 Class AX, 0.8911% 8/15/36 (h)(j)	536,903	2,105
Series 2001-CKN5 Class AX, 1.9441% 9/15/34 (d)(h)(j)	1,519,175	5,871
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4158% 2/15/22 (d)(h)	82,000	73,800
Class C:
0.4358% 2/15/22 (d)(h)	212,546	187,040
0.5358% 2/15/22 (d)(h)	75,912	63,766
Class F, 0.5858% 2/15/22 (d)(h)	151,805	124,480
Series 2007-C1:
Class ASP, 0.4157% 2/15/40 (h)(j)	4,043,567	39,428
Class B, 5.487% 2/15/40 (d)(h)	330,000	49,500
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	77,000	76,960
Class G, 6.936% 3/15/33 (d)	142,000	142,442
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,197,188
Series 2001-1 Class X1, 0.9778% 5/15/33 (d)(h)(j)	788,121	8,448
Series 2007-C1 Class XP, 0.2003% 12/10/49 (h)(j)	4,280,775	22,694
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.6179% 12/10/41 (h)(j)	4,478,256	19,592
Series 2005-C1 Class X2, 0.5542% 5/10/43 (h)(j)	822,332	6,165
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.453% 11/5/21 (d)(h)	81,000	76,564
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	432,000	452,693
Series 2005-GG3 Class XP, 0.6927% 8/10/42 (d)(h)(j)	3,615,221	23,862
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(j)	4,974,483	44,162
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.503% 6/6/20 (d)(h)	$ 11,000	$ 10,437
Class D, 0.543% 6/6/20 (d)(h)	52,000	47,853
Class E, 0.633% 6/6/20 (d)(h)	60,000	53,993
Class F, 0.703% 6/6/20 (d)(h)	95,176	83,743
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (d)(h)	236,000	230,261
Class D, 2.3636% 3/6/20 (d)(h)	467,000	454,452
Class F, 2.8433% 3/6/20 (d)(h)	19,000	18,401
Class G, 3.0177% 3/6/20 (d)(h)	10,000	9,610
Class H, 3.5846% 3/6/20 (d)(h)	7,000	6,701
Class J, 4.4568% 3/6/20 (d)(h)	11,000	10,327
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	420,000	429,391
Series 2005-GG4 Class XP, 0.7101% 7/10/39 (d)(h)(j)	3,934,207	35,011
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	324,000	328,303
Series 2007-GG10:
Class A1, 5.69% 8/10/45	11,391	11,546
Class A2, 5.778% 8/10/45	103,000	105,622
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-CB8 Class X2, 1.1472% 1/12/39 (d)(h)(j)	366,274	72
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4358% 11/15/18 (d)(h)	140,375	131,953
Class C, 0.4758% 11/15/18 (d)(h)	99,687	93,705
Class D, 0.4958% 11/15/18 (d)(h)	30,636	28,798
Class E, 0.5458% 11/15/18 (d)(h)	44,766	39,394
Class F, 0.5958% 11/15/18 (d)(h)	66,889	57,525
Class G, 0.6258% 11/15/18 (d)(h)	58,144	48,841
Class H, 0.7658% 11/15/18 (d)(h)	44,768	36,262
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	103,000	106,613
Series 2007-LDP10 Class A1, 5.122% 1/15/49	3,404	3,421
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,555,000	1,590,397
Class A3, 5.412% 1/15/49	594,000	631,325
Series 2005-CB13 Class E, 5.3502% 1/12/43 (d)(h)	109,000	11,288
Series 2006-CB17 Class A3, 5.45% 12/12/43	62,000	64,237
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.7447% 2/12/49 (h)	$ 18,000	$ 10,628
Class C, 5.7447% 2/12/49 (h)	48,000	24,526
Class D, 5.7447% 2/12/49 (h)	51,000	23,821
Series 2007-LDP10 Class ES, 5.5411% 1/15/49 (d)(h)	112,000	28,442
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	73,009	73,045
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	64,542	64,623
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	1,907	1,911
Series 2006-C1 Class A2, 5.084% 2/15/31	54,959	55,012
Series 2006-C6 Class A1, 5.23% 9/15/39	18,764	18,782
Series 2006-C7:
Class A1, 5.279% 11/15/38	65,440	66,049
Class A2, 5.3% 11/15/38	238,000	241,962
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	18,695	18,968
Class A4, 5.424% 2/15/40	28,000	30,042
Series 2007-C2 Class A3, 5.43% 2/15/40	104,000	110,989
Series 2001-C3 Class B, 6.512% 6/15/36	418,000	424,322
Series 2001-C7 Class D, 6.514% 11/15/33	238,000	243,553
Series 2004-C2 Class XCP, 1.0355% 3/15/36 (d)(h)(j)	2,765,640	1,027
Series 2005-C3 Class XCP, 0.7544% 7/15/40 (h)(j)	668,349	5,424
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (h)(j)	995,235	16,454
Series 2007-C1 Class XCP, 0.4772% 2/15/40 (h)(j)	370,580	4,641
Series 2007-C7 Class XCP, 0.2848% 9/15/45 (h)(j)	16,575,476	163,126
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4958% 9/15/21 (d)(h)	69,510	62,559
Class E, 0.5558% 9/15/21 (d)(h)	249,861	219,878
Class F, 0.6058% 9/15/21 (d)(h)	97,418	82,805
Class G, 0.6258% 9/15/21 (d)(h)	192,585	155,994
Class H, 0.6658% 9/15/21 (d)(h)	49,497	38,608
Merrill Lynch Mortgage Trust:
sequential payer Series 2004-MKB1 Class A2, 4.353% 2/12/42	8,748	8,746
Series 2005-CKI1 Class A3, 5.2412% 11/12/37 (h)	355,000	361,743
Series 2005-LC1 Class F, 5.3853% 1/12/44 (d)(h)	188,000	95,933
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3813% 12/12/49 (h)	$ 98,771	$ 96,438
sequential payer:
Series 2006-1 CLass A3, 5.4839% 2/12/39 (h)	230,000	239,062
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	186,000	197,640
Series 2007-5:
Class A3, 5.364% 8/12/48	84,000	86,436
Class A4, 5.378% 8/12/48	9,000	9,464
Class B, 5.479% 2/12/17	648,000	284,634
Series 2007-6 Class A1, 5.175% 3/12/51	7,301	7,379
Series 2007-8 Class A1, 4.622% 8/12/49	37,024	37,434
Series 2006-4 Class XP, 0.6112% 12/12/49 (h)(j)	3,982,402	76,629
Series 2007-6 Class B, 5.635% 3/12/51 (h)	216,000	105,808
Series 2007-7 Class B, 5.75% 6/12/50	19,000	4,314
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.466% 7/15/19 (d)(h)	40,774	21,202
Series 2007-XCLA Class A1, 0.466% 7/17/17 (d)(h)	221,848	199,663
Series 2007-XLFA:
Class C, 0.426% 10/15/20 (d)(h)	124,000	104,160
Class D, 0.456% 10/15/20 (d)(h)	76,067	57,050
Class E, 0.516% 10/15/20 (d)(h)	95,138	61,840
Class F, 0.566% 10/15/20 (d)(h)	57,094	28,547
Class G, 0.606% 10/15/20 (d)(h)	70,577	28,231
Class H, 0.696% 10/15/20 (d)(h)	44,426	4,443
Class J, 0.846% 10/15/20 (d)(h)	50,712	2,536
Class MHRO, 0.956% 10/15/20 (d)(h)	69,487	22,236
Class MJPM, 1.266% 10/15/20 (d)(h)	3,891	2,996
Class MSTR, 0.966% 10/15/20 (d)(h)	40,125	12,840
Class NHRO, 1.156% 10/15/20 (d)(h)	105,185	23,141
Class NSTR, 1.116% 10/15/20 (d)(h)	36,399	8,008
sequential payer:
Series 2003-IQ5 Class X2, 0.9108% 4/15/38 (d)(h)(j)	594,585	2,797
Series 2005-IQ9 Class A3, 4.54% 7/15/56	321,000	329,350
Series 2006-T23 Class A1, 5.682% 8/12/41	28,930	28,994
Series 2007-HQ11 Class A1, 5.246% 2/12/44	16,841	16,979
Series 2007-IQ13 Class A1, 5.05% 3/15/44	35,788	36,152
Series 2007-IQ14 Class A1, 5.38% 4/15/49	68,982	70,249
Series 2007-T25 Class A1, 5.391% 11/12/49	28,893	29,379
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2003-IQ6 Class X2, 0.5897% 12/15/41 (d)(h)(j)	$ 1,278,425	$ 6,362
Series 2005-IQ9 Class X2, 1.0924% 7/15/56 (d)(h)(j)	2,284,548	21,964
Series 2006-HQ10 Class X2, 0.4925% 11/12/41 (d)(h)(j)	1,188,210	11,013
Series 2006-HQ8 Class A3, 5.442% 3/12/44 (h)	335,000	338,935
Series 2006-IQ12 Class B, 5.468% 12/15/43	216,000	140,400
Series 2006-T23 Class A3, 5.803% 8/12/41 (h)	110,000	117,397
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (d)	145,642	164,823
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	19,621	20,033
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	134,627	135,697
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4658% 1/15/18 (d)(h)	145,481	139,668
Series 2006-WL7A:
Class E, 0.544% 9/15/21 (d)(h)	201,847	157,000
Class F, 0.604% 8/11/18 (d)(h)	214,060	143,512
Class G, 0.624% 8/11/18 (d)(h)	202,788	124,431
Class J, 0.864% 8/11/18 (d)(h)	45,086	20,985
Series 2007-WHL8:
Class AP1, 0.9658% 6/15/20 (d)(h)	16,443	11,510
Class AP2, 1.0658% 6/15/20 (d)(h)	26,799	17,419
Class F, 0.7458% 6/15/20 (d)(h)	526,588	342,282
Class LXR1, 0.9658% 6/15/20 (d)(h)	26,316	22,105
Class LXR2, 1.0658% 6/15/20 (d)(h)	358,510	283,223
sequential payer:
Series 2006-C27 Class A2, 5.624% 7/15/45	175,798	177,309
Series 2006-C29:
Class A1, 5.11% 11/15/48	51,123	51,503
Class A3, 5.313% 11/15/48	574,000	600,187
Series 2007-C30:
Class A1, 5.031% 12/15/43	1,034	1,033
Class A3, 5.246% 12/15/43	185,000	190,218
Class A4, 5.305% 12/15/43	64,000	65,343
Class A5, 5.342% 12/15/43	231,000	241,009
Series 2007-C31 Class A1, 5.14% 4/15/47	1,378	1,377
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C32:
Class A2, 5.7406% 6/15/49 (h)	$ 259,000	$ 269,961
Class A3, 5.7456% 6/15/49 (h)	367,000	391,226
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(h)	166,000	159,360
Class 180B, 5.5782% 10/15/41 (d)(h)	76,000	71,440
Series 2005-C22 Class F, 5.3619% 12/15/44 (d)(h)	360,000	203,763
Series 2006-C29 Class E, 5.516% 11/15/48 (h)	216,000	116,580
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	648,000	335,415
Class XP, 0.4403% 12/15/43 (d)(h)(j)	2,398,982	29,097
Series 2007-C31 Class C, 5.6933% 4/15/47 (h)	59,000	30,411
Series 2007-C31A Class A2, 5.421% 4/15/47	828,000	856,435
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.8994% 2/15/51 (h)	143,000	154,207
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $25,636,462)		33,573,251
Municipal Securities - 0.4%

California Gen. Oblig.:
5.25% 4/1/14	1,500,000	1,565,670
6.2% 3/1/19	96,000	101,539
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	920,000	919,338
TOTAL MUNICIPAL SECURITIES (Cost $2,525,242)		2,586,547
Foreign Government and Government Agency Obligations - 1.0%

Chilean Republic 7.125% 1/11/12	460,000	483,920
Ontario Province 2.7% 6/16/15	5,320,000	5,436,029
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,791,863)		5,919,949
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $34,588)	37,000	39,349
Bank Notes - 0.3%
	Principal Amount	Value
National City Bank, Cleveland 0.3959% 3/1/13 (h) (Cost $1,590,590)	$ 1,729,000	$ 1,718,737
Fixed-Income Funds - 1.2%
	Shares
Fidelity Specialized High Income Central Fund (i) (Cost $6,972,729)	70,146	7,170,304
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (h)	$ 183,000	165,251
MUFG Capital Finance 1 Ltd. 6.346% (h)	624,000	642,604
		807,855
TOTAL PREFERRED SECURITIES (Cost $496,607)		807,855
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $2,773,000)	$ 2,773,016	2,773,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $586,231,970)		616,117,730
NET OTHER ASSETS (LIABILITIES) - 0.8%		4,929,631
NET ASSETS - 100%		$ 621,047,361
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (g)

	August 2034	$ 79,002	$ (43,814)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (g)	Dec. 2034	248,361	(242,173)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)	Feb. 2034	806	(759)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (g)	Oct. 2034	92,890	(35,097)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	77,259	(58,378)
		$ 498,318	$ (380,221)
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,599,528 or 11.4% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $5,999,918 or 1.0% of net assets.

(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $103,188.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,773,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 231,754
Bank of America NA	206,003
Barclays Capital, Inc.	114,718
Credit Agricole Securities (USA), Inc.	103,002
Deutsche Bank Securities, Inc.	118,190
Goldman, Sachs & Co.	25,750
HSBC Securities (USA), Inc.	309,007
ING Financial Markets LLC	190,553
J.P. Morgan Securities, Inc.	309,005
Merrill Lynch Government Securities, Inc.	92,702
Merrill Lynch, Pierce, Fenner & Smith, Inc.	142,211
Mizuho Securities USA, Inc.	566,510
RBC Capital Markets Corp.	25,750
Societe Generale, New York Branch	206,003
Wells Fargo Securities LLC	131,842
$ 2,773,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 200,966
Fidelity Specialized High Income Central Fund	237,068
Total	$ 438,034
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 16,225,717	$ -	$ 16,115,432 *	$ -	0.0%
Fidelity Specialized High Income Central Fund	6,650,974	237,068	-	7,170,304	1.6%
Total	$ 22,876,691	$ 237,068	$ 16,115,432	$ 7,170,304
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 215,556,470	$ -	$ 215,556,470	$ -
U.S. Government and Government Agency Obligations	243,861,001	-	243,861,001	-
U.S. Government Agency - Mortgage Securities	36,733,058	-	36,733,058	-
Asset-Backed Securities	48,308,804	-	46,753,800	1,555,004
Collateralized Mortgage Obligations	17,069,405	-	17,051,040	18,365
Commercial Mortgage Securities	33,573,251	-	28,791,824	4,781,427
Municipal Securities	2,586,547	-	2,586,547	-
Foreign Government and Government Agency Obligations	5,919,949	-	5,919,949	-
Supranational Obligations	39,349	-	39,349	-
Bank Notes	1,718,737	-	1,718,737	-
Fixed-Income Funds	7,170,304	7,170,304	-	-
Preferred Securities	807,855	-	807,855	-
Cash Equivalents	2,773,000	-	2,773,000	-
Total Investments in Securities:	$ 616,117,730	$ 7,170,304	$ 602,592,630	$ 6,354,796
Derivative Instruments:
Liabilities
Swap Agreements	$ (380,221)	$ -	$ (78,911)	$ (301,310)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 3,134,356
Total Realized Gain (Loss)	(168,806)
Total Unrealized Gain (Loss)	276,710
Cost of Purchases	134,636
Proceeds of Sales	(127,639)
Amortization/Accretion	(28,790)
Transfers in to Level 3	187,780
Transfers out of Level 3	(1,853,243)
Ending Balance	$ 1,555,004
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 105,530

Collateralized Mortgage Obligations
Beginning Balance	$ 759,935
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,507)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	1,378
Transfers in to Level 3	-
Transfers out of Level 3	(740,441)
Ending Balance	$ 18,365
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ (2,507)

Commercial Mortgage Securities
Beginning Balance	$ 5,107,088
Total Realized Gain (Loss)	149,201
Total Unrealized Gain (Loss)	965,782
Cost of Purchases	379,050
Proceeds of Sales	(381,168)
Amortization/Accretion	142,306
Transfers in to Level 3	307,691
Transfers out of Level 3	(1,888,523)
Ending Balance	$ 4,781,427
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 939,500

Derivative Instruments:
Swap Agreements
Beginning Balance	$ (410,783)
Total Unrealized Gain (Loss)	6,363
Transfers in to Level 3	-
Transfers out of Level 3	103,110
Ending Balance	$ (301,310)
Realized gain (loss) on Swap Agreements for the period	$ 7,216
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2011	$ 6,363

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (380,221)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.0%
United Kingdom	2.3%
Canada	2.1%
Australia	1.0%
Netherlands	1.0%
Others (Individually Less Than 1%)	3.6%
100.0%
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $48,949,567 of which $8,055,126, $8,543,007, $13,593,034 and $18,758,400 will expire in fiscal 2014, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,773,000) - See accompanying schedule: Unaffiliated issuers (cost $579,259,241)	$ 608,947,426
Fidelity Central Funds (cost $6,972,729)	7,170,304
Total Investments (cost $586,231,970)		$ 616,117,730
Cash		78,705
Receivable for investments sold		2,745,202
Receivable for swap agreements		1,232
Receivable for fund shares sold		656,801
Interest receivable		4,432,226
Prepaid expenses		1,188
Other receivables		404,301
Total assets		624,437,385

Liabilities
Payable for investments purchased	$ 165,291
Payable for fund shares redeemed	1,795,287
Distributions payable	161,768
Unrealized depreciation on swap agreements	380,221
Accrued management fee	164,583
Distribution and service plan fees payable	155,184
Other affiliated payables	115,287
Other payables and accrued expenses	452,403
Total liabilities		3,390,024

Net Assets		$ 621,047,361
Net Assets consist of:
Paid in capital		$ 651,646,801
Undistributed net investment income		4,288,302
Accumulated undistributed net realized gain (loss) on investments		(64,390,500)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,502,758
Net Assets		$ 621,047,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($184,740,451 ÷ 16,602,648 shares)	$ 11.13

Maximum offering price per share (100/97.25 of $11.13)	$ 11.44
Class T: Net Asset Value and redemption price per share ($274,439,037 ÷ 24,650,109 shares)	$ 11.13

Maximum offering price per share (100/97.25 of $11.13)	$ 11.44
Class B: Net Asset Value and offering price per share ($8,056,165 ÷ 724,812 shares)A	$ 11.11

Class C: Net Asset Value and offering price per share ($62,907,032 ÷ 5,665,299 shares)A	$ 11.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($90,904,676 ÷ 8,149,237 shares)	$ 11.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 28, 2011 (Unaudited)

Investment Income
Dividends		$ 25,084
Interest		12,632,255
Income from Fidelity Central Funds		438,034
Total income		13,095,373

Expenses
Management fee	$ 1,072,185
Transfer agent fees	599,835
Distribution and service plan fees	1,035,111
Accounting fees and expenses	130,763
Custodian fees and expenses	15,009
Independent trustees' compensation	1,433
Registration fees	54,654
Audit	51,450
Legal	2,170
Miscellaneous	3,416
Total expenses before reductions	2,966,026
Expense reductions	(77)	2,965,949
Net investment income (loss)		10,129,424
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,461,717
Fidelity Central Funds	1,223,127
Swap agreements	7,216
Total net realized gain (loss)		8,692,060
Change in net unrealized appreciation (depreciation) on: Investment securities	(17,885,493)
Swap agreements	30,562
Total change in net unrealized appreciation (depreciation)		(17,854,931)
Net gain (loss)		(9,162,871)
Net increase (decrease) in net assets resulting from operations		$ 966,553

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,129,424	$ 25,586,779
Net realized gain (loss)	8,692,060	28,340,194
Change in net unrealized appreciation (depreciation)	(17,854,931)	20,961,230
Net increase (decrease) in net assets resulting from operations	966,553	74,888,203
Distributions to shareholders from net investment income	(9,978,258)	(22,859,376)
Distributions to shareholders from net realized gain	(937,926)	(2,298,408)
Total distributions	(10,916,184)	(25,157,784)
Share transactions - net increase (decrease)	(80,280,155)	21,837,609
Total increase (decrease) in net assets	(90,229,786)	71,568,028

Net Assets
Beginning of period	711,277,147	639,709,119
End of period (including undistributed net investment income of $4,288,302 and undistributed net investment income of $4,137,136, respectively)	$ 621,047,361	$ 711,277,147

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 H	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 10.48	$ 10.31	$ 10.64	$ 10.78	$ 10.87	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.169	.416	.435	.457	.487	.385	.397
Net realized and unrealized gain (loss)	(.138)	.793	.149	(.319)	(.167)	(.043)	(.338)
Total from investment operations	.031	1.209	.584	.138	.320	.342	.059
Distributions from net investment income	(.166)	(.372)	(.414)	(.468)	(.460)	(.382)	(.379)
Distributions from net realized gain	(.015)	(.037)	-	-	-	(.050)	(.150)
Total distributions	(.181)	(.409)	(.414)	(.468)	(.460)	(.432)	(.529)
Net asset value, end of period	$ 11.13	$ 11.28	$ 10.48	$ 10.31	$ 10.64	$ 10.78	$ 10.87
Total Return B,C,D	.27%	11.77%	6.05%	1.28%	2.99%	3.23%	.54%
Ratios to Average Net Assets F,I
Expenses before reductions	.84%A	.85%	.87%	.85%	.79%	.75% A	.81%
Expenses net of fee waivers, if any	.84%A	.85%	.87%	.85%	.79%	.75% A	.81%
Expenses net of all reductions	.84%A	.85%	.87%	.85%	.78%	.74% A	.80%
Net investment income (loss)	3.04%A	3.84%	4.45%	4.32%	4.52%	4.30% A	3.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 184,740	$ 211,123	$ 195,407	$ 216,683	$ 255,591	$ 229,490	$ 219,441
Portfolio turnover rate G	78%A,K	107% K	73% K	81%	89% K	43% A	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 H	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 10.48	$ 10.32	$ 10.64	$ 10.79	$ 10.88	$ 11.35
Income from Investment Operations
Net investment income (loss) E	.171	.420	.440	.462	.484	.377	.386
Net realized and unrealized gain (loss)	(.148)	.803	.139	(.310)	(.178)	(.043)	(.338)
Total from investment operations	.023	1.223	.579	.152	.306	.334	.048
Distributions from net investment income	(.168)	(.376)	(.419)	(.472)	(.456)	(.374)	(.368)
Distributions from net realized gain	(.015)	(.037)	-	-	-	(.050)	(.150)
Total distributions	(.183)	(.413)	(.419)	(.472)	(.456)	(.424)	(.518)
Net asset value, end of period	$ 11.13	$ 11.29	$ 10.48	$ 10.32	$ 10.64	$ 10.79	$ 10.88
Total Return B,C,D	.20%	11.90%	6.00%	1.41%	2.85%	3.15%	.43%
Ratios to Average Net Assets F,I
Expenses before reductions	.81% A	.81%	.82%	.82%	.82%	.84% A	.91%
Expenses net of fee waivers, if any	.81% A	.81%	.82%	.82%	.82%	.84% A	.91%
Expenses net of all reductions	.81% A	.81%	.82%	.82%	.82%	.83% A	.91%
Net investment income (loss)	3.07% A	3.87%	4.50%	4.35%	4.48%	4.21% A	3.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 274,439	$ 314,110	$ 290,428	$ 344,229	$ 503,737	$ 563,677	$ 622,245
Portfolio turnover rate G	78% A,K	107% K	73% K	81%	89% K	43% A	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 H	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.47	$ 10.30	$ 10.63	$ 10.77	$ 10.86	$ 11.33
Income from Investment Operations
Net investment income (loss) E	.129	.339	.369	.385	.409	.316	.310
Net realized and unrealized gain (loss)	(.148)	.794	.150	(.318)	(.169)	(.043)	(.338)
Total from investment operations	(.019)	1.133	.519	.067	.240	.273	(.028)
Distributions from net investment income	(.126)	(.296)	(.349)	(.397)	(.380)	(.313)	(.292)
Distributions from net realized gain	(.015)	(.037)	-	-	-	(.050)	(.150)
Total distributions	(.141)	(.333)	(.349)	(.397)	(.380)	(.363)	(.442)
Net asset value, end of period	$ 11.11	$ 11.27	$ 10.47	$ 10.30	$ 10.63	$ 10.77	$ 10.86
Total ReturnB,C,D	(.17)%	11.00%	5.35%	.60%	2.24%	2.57%	(.25)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.56% A	1.55%	1.54%	1.53%	1.52%	1.52% A	1.61%
Expenses net of fee waivers, if any	1.56% A	1.55%	1.54%	1.53%	1.52%	1.52% A	1.60%
Expenses net of all reductions	1.56% A	1.55%	1.54%	1.53%	1.52%	1.52% A	1.60%
Net investment income (loss)	2.32% A	3.13%	3.78%	3.64%	3.78%	3.52% A	2.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,056	$ 10,941	$ 11,753	$ 15,141	$ 22,609	$ 46,344	$ 73,017
Portfolio turnover rateG	78% A,K	107% K	73% K	81%	89% K	43% A	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. KThe portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 H	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 10.46	$ 10.29	$ 10.62	$ 10.76	$ 10.85	$ 11.32
Income from Investment Operations
Net investment income (loss) E	.129	.338	.364	.378	.400	.308	.301
Net realized and unrealized gain (loss)	(.148)	.794	.150	(.317)	(.167)	(.042)	(.337)
Total from investment operations	(.019)	1.132	.514	.061	.233	.266	(.036)
Distributions from net investment income	(.126)	(.295)	(.344)	(.391)	(.373)	(.306)	(.284)
Distributions from net realized gain	(.015)	(.037)	-	-	-	(.050)	(.150)
Total distributions	(.141)	(.332)	(.344)	(.391)	(.373)	(.356)	(.434)
Net asset value, end of period	$ 11.10	$ 11.26	$ 10.46	$ 10.29	$ 10.62	$ 10.76	$ 10.85
Total Return B,C,D	(.17)%	11.00%	5.31%	.54%	2.18%	2.51%	(.33)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.57% A	1.56%	1.59%	1.59%	1.59%	1.60% A	1.67%
Expenses net of fee waivers, if any	1.57% A	1.56%	1.59%	1.59%	1.59%	1.60% A	1.67%
Expenses net of all reductions	1.57% A	1.56%	1.59%	1.59%	1.58%	1.60% A	1.67%
Net investment income (loss)	2.32% A	3.12%	3.73%	3.58%	3.72%	3.45% A	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,907	$ 80,043	$ 63,750	$ 52,529	$ 58,693	$ 63,946	$ 74,522
Portfolio turnover rate G	78% A,K	107% K	73% K	81%	89% K	43% A	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 G	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 10.50	$ 10.34	$ 10.66	$ 10.80	$ 10.89	$ 11.36
Income from Investment Operations
Net investment income (loss) D	.184	.447	.468	.494	.513	.401	.417
Net realized and unrealized gain (loss)	(.148)	.802	.139	(.311)	(.169)	(.043)	(.339)
Total from investment operations	.036	1.249	.607	.183	.344	.358	.078
Distributions from net investment income	(.181)	(.402)	(.447)	(.503)	(.484)	(.398)	(.398)
Distributions from net realized gain	(.015)	(.037)	-	-	-	(.050)	(.150)
Total distributions	(.196)	(.439)	(.447)	(.503)	(.484)	(.448)	(.548)
Net asset value, end of period	$ 11.15	$ 11.31	$ 10.50	$ 10.34	$ 10.66	$ 10.80	$ 10.89
Total Return B,C	.31%	12.15%	6.30%	1.71%	3.22%	3.37%	.71%
Ratios to Average Net AssetsE,H
Expenses before reductions	.58%A	.57%	.54%	.53%	.55%	.57% A	.63%
Expenses net of fee waivers, if any	.58% A	.57%	.54%	.53%	.55%	.57% A	.63%
Expenses net of all reductions	.58% A	.57%	.54%	.53%	.55%	.57% A	.63%
Net investment income (loss)	3.30% A	4.11%	4.78%	4.64%	4.75%	4.48% A	3.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,905	$ 95,061	$ 78,372	$ 362,708	$ 715,292	$ 582,070	$ 465,201
Portfolio turnover rate F	78% A,J	107% J	73% J	81%	89%J	43% A	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

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2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,787,759
Gross unrealized depreciation	(8,167,538)
Net unrealized appreciation (depreciation) on securities and other investments	$ 11,620,221
Tax cost	$ 604,497,509

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ 7,216	$ 30,562

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

Semiannual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $498,318 representing 0.08% of net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities and liquidations in-kind from Affiliated Central Funds, aggregated $58,636,857 and $79,164,174, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 251,703	$ 7,829
Class T	-%	.25%	375,448	4,150
Class B	.65%	.25%	43,650	31,667
Class C	.75%	.25%	364,310	59,831
			$ 1,035,111	$ 103,477

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% or .50% for certain purchases of Class A shares (.75% prior to February 18, 2011) and .25% for certain purchases of Class T shares.

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7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,702
Class T	5,821
Class B*	6,653
Class C*	8,609
$ 31,785

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 195,603.20
Class T	243,965.16
Class B	12,577.26
Class C	60,372.17
Institutional Class	87,318.19
	$ 599,835

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Exchange In-Kind. During the period, the Fund redeemed in-kind 148,628 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invested, valued at $16,115,432 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $1,223,127 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,275 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $77.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010
From net investment income
Class A	$ 2,995,793	$ 6,951,199
Class T	4,514,729	10,386,340
Class B	110,374	306,236
Class C	826,077	1,914,639
Institutional Class	1,531,285	3,300,962
Total	$ 9,978,258	$ 22,859,376
From net realized gain
Class A	$ 277,121	$ 701,159
Class T	415,972	1,023,762
Class B	14,010	39,727
Class C	104,258	238,561
Institutional Class	126,565	295,199
Total	$ 937,926	$ 2,298,408

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Class A
Shares sold	2,015,936	5,869,878	$ 22,573,475	$ 63,705,443
Reinvestment of distributions	238,182	610,684	2,672,352	6,624,737
Shares redeemed	(4,365,441)	(6,416,927)	(48,697,522)	(69,506,115)
Net increase (decrease)	(2,111,323)	63,635	$ (23,451,695)	$ 824,065
Class T
Shares sold	3,129,573	9,285,142	$ 35,072,524	$ 100,920,744
Reinvestment of distributions	415,422	1,000,177	4,661,947	10,858,629
Shares redeemed	(6,722,314)	(10,162,930)	(74,991,564)	(110,262,105)
Net increase (decrease)	(3,177,319)	122,389	$ (35,257,093)	$ 1,517,268
Class B
Shares sold	44,960	397,437	$ 505,172	$ 4,315,399
Reinvestment of distributions	10,094	29,051	113,178	314,492
Shares redeemed	(301,071)	(578,535)	(3,361,081)	(6,261,860)
Net increase (decrease)	(246,017)	(152,047)	$ (2,742,731)	$ (1,631,969)
Class C
Shares sold	534,587	2,898,950	$ 5,985,723	$ 31,435,300
Reinvestment of distributions	65,986	161,131	738,989	1,744,630
Shares redeemed	(2,044,833)	(2,046,996)	(22,781,042)	(22,117,334)
Net increase (decrease)	(1,444,260)	1,013,085	$ (16,056,330)	$ 11,062,596
Institutional Class
Shares sold	1,576,772	2,915,473	$ 17,646,678	$ 31,699,747
Reinvestment of distributions	131,995	283,943	1,483,510	3,091,524
Shares redeemed	(1,965,138)	(2,256,377)	(21,902,494)	(24,725,622)
Net increase (decrease)	(256,371)	943,039	$ (2,772,306)	$ 10,065,649

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Intermediate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Advisor Intermediate Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Intermediate Bond Fund

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

LTBI-USAN-0411
1.784889.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Mortgage Securities
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class A	.83%
Actual		$ 1,000.00	$ 1,005.50	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Class T	.80%
Actual		$ 1,000.00	$ 1,005.60	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class B	1.52%
Actual		$ 1,000.00	$ 1,001.10	$ 7.54
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class C	1.54%
Actual		$ 1,000.00	$ 1,001.00	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,006.40	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,006.90	$ 2.74
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2011
	% of fund's investments	% of fund's investments 6 months ago
Less than 0.01%	0.2	0.4
0.01 - 0.99%	8.7	7.6
1 - 1.99%	1.3	0.5
2 - 2.99%	1.1	1.4
3 - 3.99%	4.1	3.4
4 - 4.99%	32.5	28.0
5 - 5.99%	33.9	37.9
6 - 6.99%	14.1	11.5
7% and over	3.1	2.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2011
6 months ago
Years	4.8	3.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	3.6	2.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011*		As of August 31, 2010**
	Mortgage Securities 102.5%		Mortgage Securities 122.0%
	CMOs and Other Mortgage Related Securities 19.3%		CMOs and Other Mortgage Related Securities 19.2%
	U.S. Government Agency Obligations † 0.4%		U.S. Government Agency Obligations 0.0%
	Asset-Backed Securities 6.7%		Asset-Backed Securities 8.0%
	Short-Term Investments and Net Other Assets † † (28.9)%		Short-Term Investments and Net Other Assets † † (49.2)%
* Foreign investments	1.7%	** Foreign investments	2.7%
* Futures and Swaps	(2.2)%	** Futures and Swaps	(2.7)%

† Includes NCUA Guaranteed Notes.

†† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
Other Government Related - 0.4%
National Credit Union Administration Guaranteed Notes Series 2011-C1 Class 1A, 0.764% 2/28/20 (NCUA Guaranteed) (g) (Cost $3,280)	$ 3,280	$ 3,280
U.S. Government Agency - Mortgage Securities - 102.5%

Fannie Mae - 57.7%
2.553% 10/1/33 (g)	86	91
2.573% 3/1/35 (g)	54	57
2.59% 6/1/36 (g)	59	61
2.62% 1/1/35 (g)	422	440
2.686% 11/1/36 (g)	79	83
2.733% 7/1/35 (g)	120	126
2.743% 8/1/35 (g)	547	573
2.837% 9/1/36 (g)	228	239
3% 1/1/26 (d)	12,999	12,670
3.35% 1/1/40 (g)	2,269	2,345
3.5% 1/1/26 to 11/1/40	15,960	15,393
3.5% 3/1/26 (c)	5,000	5,011
3.6% 5/1/40 (g)	7,956	8,287
4% 4/1/24 to 10/1/40	27,312	27,454
4% 3/1/26 (c)	6,000	6,166
4% 3/1/26 (c)	4,000	4,111
4% 3/1/41 (c)	1,000	986
4% 3/1/41 (c)(d)	33,000	32,540
4.5% 1/1/25 to 11/1/40	44,084	45,261
4.5% 3/1/41 (c)	10,000	10,191
4.5% 3/1/41 (c)	23,000	23,440
4.5% 3/1/41 (c)	6,000	6,115
4.5% 3/1/41 (c)	3,500	3,567
4.5% 3/1/41 (c)	3,000	3,057
4.5% 3/1/41 (c)	4,000	4,077
4.5% 3/1/41 (c)	3,500	3,567
4.5% 3/1/41 (c)	2,000	2,038
4.5% 3/1/41 (c)	2,000	2,038
4.981% 7/1/35 (g)	19	20
4.984% 6/1/36 (g)	1,072	1,136
5% 9/1/16 to 8/1/40	70,668	74,699
5% 3/1/41 (c)	1,000	1,047
5% 3/1/41 (c)(d)	32,300	33,829
5% 3/1/41 (c)	6,500	6,808
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 3/1/41 (c)	$ 2,000	$ 2,095
5% 3/1/41 (c)	2,000	2,095
5.08% 7/1/35 (g)	111	119
5.375% 10/1/36 (g)	172	182
5.5% 2/1/18 to 5/1/38 (d)	82,209	88,321
5.799% 3/1/36 (g)	608	648
5.816% 5/1/36 (g)	157	163
5.938% 9/1/36 (g)	402	429
5.955% 5/1/37 (g)	12	13
5.957% 4/1/36 (g)	237	247
6% 3/1/17 to 9/1/39	43,285	47,118
6% 3/1/41 (c)(d)	5,500	5,978
6% 3/1/41 (c)(d)	6,500	7,065
6.029% 9/1/36 (g)	473	506
6.111% 8/1/46 (g)	155	166
6.235% 9/1/36 (g)	105	112
6.24% 9/1/37 (g)	22	23
6.301% 5/1/36 (g)	387	402
6.35% 4/1/37 (g)	240	256
6.499% 12/1/36 (g)	198	212
6.5% 5/1/12 to 5/1/38	16,196	18,159
6.555% 12/1/36 (g)	284	304
6.824% 9/1/37 (g)	90	97
7% 12/1/15 to 5/1/30	2,731	3,073
7.431% 9/1/37 (g)	77	82
7.5% 8/1/22 to 9/1/32	1,541	1,758
8% 12/1/29 to 3/1/37	103	118
8.5% 1/1/16 to 7/1/31	190	218
9% 2/1/13 to 10/1/30	448	522
9.5% 7/1/16 to 8/1/22	50	57
12.5% 8/1/15 to 3/1/16	13	15
12.75% 2/1/15	3	3
13.5% 9/1/14	2	2
		518,081
Freddie Mac - 25.1%
2.041% 3/1/35 (g)	259	266
2.108% 5/1/37 (g)	145	150
2.461% 11/1/35 (g)	533	557
2.528% 12/1/33 (g)	748	785
2.54% 6/1/37 (g)	493	519
2.606% 5/1/34 (g)	19	20
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.615% 4/1/37 (g)	$ 199	$ 208
2.885% 6/1/33 (g)	1,328	1,400
3.352% 10/1/35 (g)	82	86
4% 3/1/41 (c)	9,000	8,861
4.5% 7/1/25 to 10/1/40	8,201	8,453
4.5% 3/1/41 (c)	31,000	31,562
4.5% 3/1/41 (c)	25,000	25,453
5% 7/1/33 to 9/1/40	44,484	46,816
5% 3/1/41 (c)	1,000	1,046
5.138% 4/1/35 (g)	78	82
5.5% 10/1/17 to 10/1/39 (f)	48,078	51,516
5.847% 6/1/37 (g)	57	60
6% 4/1/14 to 6/1/39	14,037	15,333
6.011% 4/1/37 (g)	81	86
6.038% 3/1/36 (g)	845	904
6.048% 10/1/36 (g)	74	79
6.051% 6/1/37 (g)	1,048	1,110
6.141% 7/1/36 (g)	204	215
6.284% 8/1/37 (g)	317	339
6.405% 12/1/36 (g)	871	932
6.5% 4/1/11 to 3/1/37	14,758	16,410
6.604% 6/1/37 (g)	164	176
7% 6/1/21 to 9/1/36	4,143	4,662
7.03% 6/1/36 (g)	32	34
7.07% 2/1/37 (g)	56	59
7.22% 4/1/37 (g)	9	9
7.5% 8/1/11 to 7/1/34	5,899	6,652
8% 11/1/16 to 1/1/37	123	140
8.5% 6/1/16 to 9/1/20	17	18
9% 9/1/16 to 5/1/21	111	123
10% 7/1/11 to 5/1/19	22	24
10.5% 2/1/16	1	1
12.5% 10/1/12 to 12/1/14	7	8
13% 12/1/13 to 6/1/15	19	21
		225,175
Ginnie Mae - 19.7%
4% 9/15/25 to 2/20/41	21,888	22,156
4% 3/1/41 (c)	21,000	20,990
4.5% 4/15/39 to 11/20/40	56,635	58,695
4.751% 12/20/60 (k)	13,151	13,779
4.814% 2/1/61 (k)	300	316
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5% 9/20/33 to 6/15/40	$ 14,528	$ 15,540
5% 3/1/41 (c)	6,400	6,795
5% 3/1/41 (c)	7,000	7,432
5% 3/1/41 (c)	4,000	4,247
5% 3/1/41 (c)(d)	4,000	4,247
5.265% 7/20/60 (k)	4,715	5,023
5.5% 10/15/33 to 9/15/39	6,731	7,339
6% 1/15/36	4,261	4,720
6.5% 2/15/32 to 7/15/36	1,733	1,961
7% 2/15/24 to 4/20/32	2,168	2,473
7.5% 9/15/16 to 4/15/32	799	909
8% 6/15/21 to 12/15/25	335	382
8.5% 8/15/16 to 10/15/28	418	477
9% 11/20/17	1	2
10.5% 12/20/15 to 2/20/18	41	47
		177,530
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $907,683)		920,786
Asset-Backed Securities - 6.7%

ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7 Class A2C, 0.5115% 11/25/35 (g)	4,931	4,831
Ally Master Owner Trust Series 2011-1 Class A1, 1.1306% 1/15/16 (g)	7,000	7,000
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.303% 10/6/13 (XL Capital Assurance, Inc. Insured) (g)	5,714	5,684
Series 2007-CM Class A4B, 0.343% 4/7/14 (National Public Finance Guarantee Corp. Insured) (g)	4,087	4,062
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (g)	37	37
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	4,681	4,821
Citibank Credit Card Issuance Trust Series 2004-C1 Class C1, 0.9158% 7/15/13 (g)	1,930	1,927
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3215% 6/25/47 (g)	1,446	1,420
Series 2007-4 Class A1A, 0.36% 9/25/37 (g)	1,427	1,365
Series 2007-5 Class 2A1, 0.3615% 9/25/47 (g)	765	747
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.9665% 7/25/35 (g)	$ 4,033	$ 3,916
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (b)	715	729
Series 2007-A Class D, 7.05% 12/15/13 (b)	350	367
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class A, 0.5158% 6/15/13 (g)	1,960	1,956
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (b)(g)	89	18
Series 2004-AR2 Class B1, 2.1615% 8/25/34 (g)	796	73
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.3115% 3/25/37 (g)	9	8
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.3315% 7/25/37 (g)	52	52
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.6415% 8/25/35 (g)	2,138	2,089
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	2,454	337
Series 2006-1 Class AIO, 5.5% 4/25/11 (h)	1,075	8
Series 2006-2 Class AIO, 6% 8/25/11 (h)	620	13
Series 2006-3 Class AIO, 7.1% 1/25/12 (h)	3,300	149
Series 2006-4 Class AIO, 6.35% 2/27/12 (h)	6,585	350
Series 2007-1 Class AIO, 7.27% 4/25/12 (h)	9,200	690
Series 2007-2 Class AIO, 6.7% 7/25/12 (h)	6,620	553
Ocala Funding LLC Series 2006-1A Class A, 1.662% 3/20/49 (a)(b)(g)	2,100	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3515% 5/25/37 (g)	3,461	3,396
Series 2007-6 Class 2A1, 0.3215% 7/25/37 (g)	108	106
OwnIt Mortgage Loan Trust Series 2005-2 Class M2, 0.7115% 3/25/36 (g)	766	764
Rental Car Finance Corp. Series 2006-1A Class A, 0.4415% 5/25/12 (AMBAC Insured) (b)(g)	3,750	3,735
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	321	298
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3315% 2/25/37 (g)	42	42
Santander Drive Auto Receivables Trust:
Series 2007-2 Class A3, 1.0658% 8/15/14 (National Public Finance Guarantee Corp. Insured) (g)	1,870	1,871
Series 2010-2 Class A2, 0.95% 8/15/13	5,000	5,006
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9815% 1/25/36 (g)	$ 389	$ 13
Series 2006-FR4 Class A2A, 0.3415% 8/25/36 (g)	145	58
Series 2007-NC1 Class A2A, 0.3115% 12/25/36 (g)	47	46
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.6915% 5/25/35 (g)	1,995	1,457
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $66,340)		59,994
Collateralized Mortgage Obligations - 16.4%

Private Sponsor - 6.6%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 2.2806% 2/25/44 (g)	316	312
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (b)	1,791	1,825
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.081% 5/20/36 (g)	433	440
Banc of America Mortgage Securities, Inc.:
Series 2004-1 Class 2A2, 3.2375% 10/25/34 (g)	1,123	1,020
Series 2004-A Class 2A2, 2.9991% 2/25/34 (g)	866	774
BCAP LLC Trust Series 2010-RR2 Class 5A1, 5% 12/26/36 (b)(g)	3,982	4,059
Citigroup Mortgage Loan Trust:
Series 2006-AR7 Class 1A1, 3.6759% 11/25/36 (g)	169	104
Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	6,630	6,647
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 2.9607% 1/28/32 (b)(g)	195	152
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	700	693
CSMC floater Series 2011-1R Class A1, 1.26% 2/27/47 (b)(g)	5,000	5,000
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (g)	1,179	1,139
Fosse Master Issuer PLC floater:
Series 2006-1A Class C2, 0.7731% 10/18/54 (b)(g)	770	763
Series 2007-1A Class A2, 0.3831% 10/18/54 (b)(g)	564	562
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.7825% 11/20/56 (b)(g)	$ 1,675	$ 1,634
Series 2007-1A Class 3A1, 0.3925% 11/20/56 (b)(g)	4,176	4,119
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.363% 12/20/54 (g)	700	455
Series 2006-2 Class C1, 0.733% 12/20/54 (g)	155	100
Series 2007-1:
Class 1C1, 0.863% 12/20/54 (g)	940	605
Class 2C1, 1.223% 12/20/54 (g)	500	322
Series 2007-2 Class 2C1, 0.694% 12/17/54 (g)	1,355	872
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.9085% 4/25/35 (g)	679	588
Holmes Master Issuer PLC floater:
Series 2007-1 Class 3A1, 0.3831% 7/15/40 (g)	2,700	2,696
Series 2007-2A Class 3A1, 0.3831% 7/15/21 (g)	2,120	2,110
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.5015% 4/25/36 (g)	2,227	1,334
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4715% 5/25/47 (g)	709	489
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4315% 2/25/37 (g)	3,358	2,414
Morgan Stanley Resecuritization Trust floater Series 2010-F Class A, 0.514% 6/17/13 (b)(g)	5,000	4,992
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3831% 10/15/33 (g)	750	743
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	463	487
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3732% 4/25/33 (g)	634	614
Series 2003-20 Class 1A1, 5.5% 7/25/33	543	555
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.38% 7/25/36 (g)	2,989	2,979
Series 2006-5 Class A1, 0.3815% 10/25/46 (g)	4,648	4,598
WaMu Mortgage pass-thru certificates Series 2005-AR16 Class 1A3, 2.5931% 12/25/35 (g)	2,065	1,596
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 1A2, 2.7859% 3/25/35 (g)	460	272
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (g)	179	163
Series 2006-AR8 Class 3A1, 2.8958% 4/25/36 (g)	1,736	1,584
TOTAL PRIVATE SPONSOR		59,811
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 9.8%
Fannie Mae:
planned amortization class Series 1994-23:
Class PX, 6% 8/25/23	$ 2,038	$ 2,168
Class PZ, 6% 2/25/24	3,029	3,459
Series 1993-165 Class SH, 19.0043% 9/25/23 (g)(j)	104	130
Series 2003-39 Class IA, 5.5% 10/25/22 (g)(h)	811	71
Series 2009-16 Class SA, 5.9885% 3/25/24 (g)(h)(j)	2,612	244
Series 2010-109 Class IM, 5.5% 9/25/40 (h)	4,711	819
Series 2010-23:
Class AI, 5% 12/25/18 (h)	1,908	176
Class HI, 4.5% 10/25/18 (h)	1,302	138
Series 2010-29 Class LI, 4.5% 6/25/19 (h)	3,681	391
Series 2010-37 Class GI, 5% 4/25/25 (h)	2,978	288
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (i)	2,072	1,732
Series 339 Class 29, 5.5% 7/1/18 (h)	1,003	121
Series 348 Class 14, 6.5% 8/1/34 (h)	556	123
Series 351:
Class 12, 5.5% 4/1/34 (h)	426	83
Class 13, 6% 3/1/34 (h)	518	106
Series 359, Class 19 6% 7/1/35 (h)	498	94
Series 384 Class 6, 5% 7/25/37 (h)	2,353	420
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2007-57 Class FA, 0.4915% 6/25/37 (g)	6,414	6,344
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	3,024	3,313
Series 1999-32 Class PL, 6% 7/25/29	2,226	2,439
Series 1999-33 Class PK, 6% 7/25/29	1,430	1,565
Series 2001-52 Class YZ, 6.5% 10/25/31	146	161
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,176
Series 2005-73 Class SA, 16.8701% 8/25/35 (g)(j)	585	684
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,235
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	2,583	2,830
Series 2001-31 Class ZC, 6.5% 7/25/31	892	997
Series 2002-16 Class ZD, 6.5% 4/25/32	422	473
Series 2002-79 Class Z, 5.5% 11/25/22	1,410	1,514
Series 2003-80 Class CG, 6% 4/25/30	311	319
Series 2003-21 Class SK, 7.8385% 3/25/33 (g)(h)(j)	413	78
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2003-35:
Class BS, 6.7385% 4/25/17 (g)(h)(j)	$ 136	$ 5
Class TQ, 7.2385% 5/25/18 (g)(h)(j)	373	47
Series 2003-42 Class SJ, 6.7885% 11/25/22 (g)(h)(j)	402	39
Series 2003-48 Class HI, 5% 11/25/17 (h)	1,208	72
Series 2005-104 Class NI, 6.4385% 3/25/35 (g)(h)(j)	4,544	661
Series 2006-4 Class IT, 6% 10/25/35 (h)	130	7
Series 2007-57 Class SA, 39.051% 6/25/37 (g)(j)	1,920	3,212
Series 2007-66:
Class FB, 0.6615% 7/25/37 (g)	2,897	2,891
Class SB, 38.031% 7/25/37 (g)(j)	534	904
Series 2009-114 Class AI, 5% 12/25/23 (h)	2,134	198
Series 2009-76 Class MI, 5.5% 9/25/24 (h)	1,335	155
Series 2010-12 Class AI, 5% 12/25/18 (h)	3,865	410
Series 2010-96 Class DI, 4% 5/25/23 (h)	2,272	200
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (g)	26	26
Class GY, 0% 5/15/37 (g)	63	62
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	2,725	2,982
Series 2104 Class PG, 6% 12/15/28	845	926
Series 2162 Class PH, 6% 6/15/29	289	316
Series 70 Class C, 9% 9/15/20	60	67
sequential payer Series 2114 Class ZM, 6% 1/15/29	390	428
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	941	1,047
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 3129 Class MF, 0% 7/15/34 (g)	34	33
Series 3222 Class HF, 0% 9/15/36 (g)	151	147
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,143	1,253
Series 2154 Class PT, 6% 5/15/29	1,644	1,803
Series 2520 Class BE, 6% 11/15/32	1,614	1,771
Series 2585 Class KS, 7.3343% 3/15/23 (g)(h)(j)	214	30
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2590 Class YR, 5.5% 9/15/32 (h)	$ 74	$ 9
Series 2802 Class OB, 6% 5/15/34 (e)	3,375	3,694
Series 2810 Class PD, 6% 6/15/33	1,999	2,108
Series 3741 Class YU, 3.5% 11/15/22	2,150	2,164
Series 3786 Class HP, 4.5% 3/15/38	3,297	3,475
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,250	1,371
Series 2274 Class ZM, 6.5% 1/15/31	476	532
Series 2281 Class ZB, 6% 3/15/30	504	552
Series 2502 Class ZC, 6% 9/15/32	1,453	1,597
Series 2564 Class ES, 7.3343% 2/15/22 (g)(h)(j)	54	1
Series 2575 Class ID, 5.5% 8/15/22 (h)	43	3
Series 2817 Class SD, 6.7843% 7/15/30 (g)(h)(j)	533	47
Series 3097 Class IA, 5.5% 3/15/33 (h)	1,813	173
Series 1658 Class GZ, 7% 1/15/24	1,382	1,530
Series 2587 Class IM, 6.5% 3/15/33 (h)	763	156
Series 2844:
Class SC, 45.0726% 8/15/24 (g)(j)	55	103
Class SD, 82.9952% 8/15/24 (g)(j)	80	217
Series 3772 Class BI, 4.5% 10/15/18 (h)	2,557	225
Ginnie Mae 0.761% 3/1/61 (c)(g)(k)	3,100	3,100
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2011-H03 Class FA, 0.7606% 1/20/61 (g)(k)	10,503	10,503
Series 2011-H05 Class FA, 0.7606% 12/20/60 (g)(k)	1,360	1,360
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,193	1,304
Series 2004-32 Class GS, 6.2353% 5/16/34 (g)(h)(j)	890	136
TOTAL U.S. GOVERNMENT AGENCY		87,743
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $145,751)		147,554
Commercial Mortgage Securities - 2.9%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A6, 7.4385% 2/14/43 (g)	$ 4,300	$ 4,570
Class PS1, 1.4561% 2/14/43 (g)(h)	10,339	245
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	710	722
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class M4, 0.6915% 10/25/36 (b)(g)	214	79
Class M5, 0.7415% 10/25/36 (b)(g)	273	90
Class M6, 0.8215% 10/25/36 (b)(g)	529	132
Series 2006-4A:
Class B1, 0.9615% 12/25/36 (b)(g)	83	14
Class B2, 1.5115% 12/25/36 (b)(g)	80	12
Series 2007-3:
Class M1, 0.5715% 7/25/37 (b)(g)	74	33
Class M2, 0.6015% 7/25/37 (b)(g)	77	27
Class M3, 0.6315% 7/25/37 (b)(g)	126	38
Class M4, 0.7615% 7/25/37 (b)(g)	200	56
Class M5, 0.8615% 7/25/37 (b)(g)	100	22
Class M6, 1.0615% 7/25/37 (b)(g)	77	15
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.1173% 5/15/35 (b)(g)(h)	16,902	372
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,386
COMM pass-thru certificates sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	5,000	5,287
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A2, 5.8829% 7/10/38 (g)	866	872
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	560	573
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LDPX Class A2 S, 5.305% 1/15/49	5,180	5,298
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	240	258
Series 2004-C2 Class XCP, 1.0355% 3/15/36 (b)(g)(h)	53,681	20
Series 2007-C1 Class XCP, 0.4772% 2/15/40 (g)(h)	10,035	126
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (g)	$ 175	$ 184
Wachovia Bank Commercial Mortgage Trust Series 2007-C31A Class A2, 5.421% 4/15/47	1,112	1,150
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $25,474)		25,581
Cash Equivalents - 1.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $14,253)	$ 14,253	14,253
TOTAL INVESTMENT PORTFOLIO - 130.5% (Cost $1,162,781)		1,171,448
NET OTHER ASSETS (LIABILITIES) - (30.5)%		(273,522)
NET ASSETS - 100%		$ 897,926
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
18 CBOT 2 Year U.S. Treasury Notes Index Contracts	July 2011	$ 3,929	$ (6)

The face value of futures sold as a percentage of net assets is 0.4%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.6575% with Credit Suisse First Boston	August 2012	$ 8,500	$ (8)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4175% with Credit Suisse First Boston	Oct. 2011	10,000	(115)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.8225% with Credit Suisse First Boston	April 2020	5,400	(256)
		$ 23,900	$ (379)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,205,000 or 4.0% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $55,000.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $884,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$14,253,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 1,191
Bank of America NA	1,059
Barclays Capital, Inc.	590
Credit Agricole Securities (USA), Inc.	529
Deutsche Bank Securities, Inc.	607
Goldman, Sachs & Co.	132
HSBC Securities (USA), Inc.	1,588
ING Financial Markets LLC	979
J.P. Morgan Securities, Inc.	1,588
Merrill Lynch Government Securities, Inc.	476
Merrill Lynch, Pierce, Fenner & Smith, Inc.	731
Mizuho Securities USA, Inc.	2,914
RBC Capital Markets Corp.	132
Societe Generale, New York Branch	1,059
Wells Fargo Securities LLC	678
$ 14,253
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,280	$ -	$ 3,280	$ -
U.S. Government Agency - Mortgage Securities	920,786	-	920,786	-
Asset-Backed Securities	59,994	-	59,540	454
Collateralized Mortgage Obligations	147,554	-	147,554	-
Commercial Mortgage Securities	25,581	-	25,063	518
Cash Equivalents	14,253	-	14,253	-
Total Investments in Securities:	$ 1,171,448	$ -	$ 1,170,476	$ 972
Derivative Instruments:
Liabilities
Futures Contracts	$ (6)	$ (6)	$ -	$ -
Swap Agreements	(379)	-	(379)	-
Total Liabilities	$ (385)	$ (6)	$ (379)	$ -
Other Financial Instruments: Forward Commitments	$ (779)	$ -	$ (779)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,019
Total Realized Gain (Loss)	(2,783)
Total Unrealized Gain (Loss)	2,430
Cost of Purchases	179
Proceeds of Sales	(7,149)
Amortization/Accretion	(244)
Transfers in to Level 3	378
Transfers out of Level 3	(4,858)
Ending Balance	$ 972
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ (614)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (6)
Swap Agreements (b)	-	(379)
Total Value of Derivatives	$ -	$ (385)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $102,737,000 of which $3,420,000, $14,492,000 and $84,825,000 will expire in fiscal 2015, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $14,253) - See accompanying schedule: Unaffiliated issuers (cost $1,162,781)		$ 1,171,448
Commitment to sell securities on a delayed delivery basis	$ (104,762)
Receivable for securities sold on a delayed delivery basis	103,983	(779)
Receivable for investments sold, regular delivery		3,466
Cash		241
Receivable for fund shares sold		673
Interest receivable		3,589
Other receivables		114
Total assets		1,178,752

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 278,204
Payable for fund shares redeemed	1,498
Distributions payable	241
Unrealized depreciation on swap agreements	379
Accrued management fee	235
Distribution and service plan fees payable	37
Payable for daily variation on futures contracts	4
Other affiliated payables	113
Other payables and accrued expenses	115
Total liabilities		280,826

Net Assets		$ 897,926
Net Assets consist of:
Paid in capital		$ 1,000,451
Distributions in excess of net investment income		(9,306)
Accumulated undistributed net realized gain (loss) on investments		(100,722)
Net unrealized appreciation (depreciation) on investments		7,503
Net Assets		$ 897,926

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($55,294 ÷ 5,122 shares)	$ 10.80

Maximum offering price per share (100/96.00 of $10.80)	$ 11.25
Class T: Net Asset Value and redemption price per share ($36,918 ÷ 3,413 shares)	$ 10.82

Maximum offering price per share (100/96.00 of $10.82)	$ 11.27
Class B: Net Asset Value and offering price per share ($5,613 ÷ 520 shares)A	$ 10.79

Class C: Net Asset Value and offering price per share ($16,349 ÷ 1,517 shares)A	$ 10.78

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($777,539 ÷ 71,860 shares)	$ 10.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,213 ÷ 576 shares)	$ 10.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)

Investment Income
Interest		$ 17,414

Expenses
Management fee	$ 1,470
Transfer agent fees	534
Distribution and service plan fees	235
Fund wide operations fee	158
Independent trustees' compensation	2
Miscellaneous	1
Total expenses		2,400
Net investment income (loss)		15,014
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,493
Futures contracts	2
Swap agreements	(214)
Total net realized gain (loss)		2,281
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,664)
Futures contracts	(5)
Swap agreements	610
Delayed delivery commitments	(491)
Total change in net unrealized appreciation (depreciation)		(11,550)
Net gain (loss)		(9,269)
Net increase (decrease) in net assets resulting from operations		$ 5,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,014	$ 35,080
Net realized gain (loss)	2,281	35,359
Change in net unrealized appreciation (depreciation)	(11,550)	18,617
Net increase (decrease) in net assets resulting from operations	5,745	89,056
Distributions to shareholders from net investment income	(15,965)	(41,600)
Share transactions - net increase (decrease)	(57,848)	(53,944)
Total increase (decrease) in net assets	(68,068)	(6,488)

Net Assets
Beginning of period	965,994	972,482
End of period (including distributions in excess of net investment income of $9,306 and distributions in excess of net investment income of $8,355, respectively)	$ 897,926	$ 965,994

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33
Income from Investment Operations
Net investment income (loss) E	.158	.357	.464	.467	.521	.404	.408
Net realized and unrealized gain (loss)	(.099)	.602	.283	(.461)	(.401)	(.021)	(.267)
Total from investment operations	.059	.959	.747	.006	.120	.383	.141
Distributions from net investment income	(.169)	(.429)	(.457)	(.486)	(.520)	(.403)	(.421)
Distributions from net realized gain	-	-	-	-	-	-	(.060)
Total distributions	(.169)	(.429)	(.457)	(.486)	(.520)	(.403)	(.481)
Net asset value, end of period	$ 10.80	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99
Total Return B, C, D	.55%	9.44%	7.63%	.06%	1.04%	3.56%	1.26%
Ratios to Average Net Assets F, H
Expenses before reductions	.83% A	.83%	.84%	.85%	.79%	.74% A	.82%
Expenses net of fee waivers, if any	.83% A	.83%	.84%	.85%	.79%	.74% A	.82%
Expenses net of all reductions	.83% A	.83%	.84%	.85%	.78%	.74% A	.82%
Net investment income (loss)	2.94% A	3.36%	4.59%	4.52%	4.77%	4.44% A	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 55	$ 61	$ 47	$ 39	$ 54	$ 54	$ 50
Portfolio turnover rate G	521% A	527%	476%	397%	409%	232% A	183%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.40	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.160	.360	.466	.470	.519	.399	.400
Net realized and unrealized gain (loss)	(.099)	.602	.282	(.462)	(.403)	(.012)	(.268)
Total from investment operations	.061	.962	.748	.008	.116	.387	.132
Distributions from net investment income	(.171)	(.432)	(.458)	(.488)	(.516)	(.397)	(.412)
Distributions from net realized gain	-	-	-	-	-	-	(.060)
Total distributions	(.171)	(.432)	(.458)	(.488)	(.516)	(.397)	(.472)
Net asset value, end of period	$ 10.82	$ 10.93	$ 10.40	$ 10.11	$ 10.59	$ 10.99	$ 11.00
Total Return B, C, D	.56%	9.44%	7.62%	.07%	1.01%	3.59%	1.18%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.81%	.83%	.83%	.82%	.81% A	.89%
Expenses net of fee waivers, if any	.80% A	.81%	.83%	.83%	.82%	.81% A	.89%
Expenses net of all reductions	.80% A	.81%	.83%	.83%	.82%	.81% A	.89%
Net investment income (loss)	2.97% A	3.39%	4.60%	4.53%	4.73%	4.37% A	3.57%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 41	$ 40	$ 41	$ 68	$ 89	$ 126
Portfolio turnover rate G	521% A	527%	476%	397%	409%	232% A	183%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32
Income from Investment Operations
Net investment income (loss) E	.121	.286	.398	.400	.443	.336	.323
Net realized and unrealized gain (loss)	(.109)	.602	.283	(.461)	(.401)	(.022)	(.257)
Total from investment operations	.012	.888	.681	(.061)	.042	.314	.066
Distributions from net investment income	(.132)	(.358)	(.391)	(.419)	(.442)	(.334)	(.336)
Distributions from net realized gain	-	-	-	-	-	-	(.060)
Total distributions	(.132)	(.358)	(.391)	(.419)	(.442)	(.334)	(.396)
Net asset value, end of period	$ 10.79	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99
Total Return B, C, D	.11%	8.71%	6.93%	(.58)%	.32%	2.91%	.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.52% A	1.50%	1.50%	1.50%	1.50%	1.50% A	1.58%
Expenses net of fee waivers, if any	1.52% A	1.50%	1.50%	1.50%	1.50%	1.50% A	1.58%
Expenses net of all reductions	1.52% A	1.50%	1.50%	1.50%	1.50%	1.50% A	1.58%
Net investment income (loss)	2.25% A	2.69%	3.93%	3.86%	4.05%	3.68% A	2.89%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 19	$ 32	$ 50	$ 74	$ 101
Portfolio turnover rate G	521% A	527%	476%	397%	409%	232% A	183%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31
Income from Investment Operations
Net investment income (loss) E	.120	.282	.390	.389	.434	.328	.316
Net realized and unrealized gain (loss)	(.109)	.603	.284	(.459)	(.401)	(.021)	(.257)
Total from investment operations	.011	.885	.674	(.070)	.033	.307	.059
Distributions from net investment income	(.131)	(.355)	(.384)	(.410)	(.433)	(.327)	(.329)
Distributions from net realized gain	-	-	-	-	-	-	(.060)
Total distributions	(.131)	(.355)	(.384)	(.410)	(.433)	(.327)	(.389)
Net asset value, end of period	$ 10.78	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.96	$ 10.98
Total Return B, C, D	.10%	8.69%	6.86%	(.68)%	.25%	2.85%	.52%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.53%	1.57%	1.60%	1.58%	1.57% A	1.64%
Expenses net of fee waivers, if any	1.54% A	1.53%	1.57%	1.60%	1.58%	1.57% A	1.64%
Expenses net of all reductions	1.54% A	1.53%	1.57%	1.60%	1.58%	1.57% A	1.64%
Net investment income (loss)	2.22% A	2.66%	3.86%	3.77%	3.97%	3.61% A	2.82%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 18	$ 18	$ 15	$ 23	$ 31	$ 41
Portfolio turnover rate G	521% A	527%	476%	397%	409%	232% A	183%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 I	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.41	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34
Income from Investment Operations
Net investment income (loss) D	.179	.399	.505	.509	.559	.432	.438
Net realized and unrealized gain (loss)	(.109)	.601	.292	(.462)	(.403)	(.023)	(.257)
Total from investment operations	.070	1.000	.797	.047	.156	.409	.181
Distributions from net investment income	(.190)	(.470)	(.497)	(.527)	(.556)	(.429)	(.451)
Distributions from net realized gain	-	-	-	-	-	-	(.060)
Total distributions	(.190)	(.470)	(.497)	(.527)	(.556)	(.429)	(.511)
Net asset value, end of period	$ 10.82	$ 10.94	$ 10.41	$ 10.11	$ 10.59	$ 10.99	$ 11.01
Total Return B, C	.64%	9.83%	8.14%	.46%	1.38%	3.80%	1.61%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45% A	.55%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45% A	.55%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45% A	.55%
Net investment income (loss)	3.32% A	3.74%	4.99%	4.91%	5.10%	4.73% A	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 778	$ 829	$ 838	$ 1,049	$ 1,446	$ 1,612	$ 1,807
Portfolio turnover rate F	521% A	527%	476%	397%	409%	232% A	183%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended October 31. I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 I	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32
Income from Investment Operations
Net investment income (loss) D	.174	.391	.496	.499	.548	.424	.432
Net realized and unrealized gain (loss)	(.099)	.603	.284	(.461)	(.411)	(.011)	(.266)
Total from investment operations	.075	.994	.780	.038	.137	.413	.166
Distributions from net investment income	(.185)	(.464)	(.490)	(.518)	(.547)	(.423)	(.446)
Distributions from net realized gain	-	-	-	-	-	-	(.060)
Total distributions	(.185)	(.464)	(.490)	(.518)	(.547)	(.423)	(.506)
Net asset value, end of period	$ 10.79	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.97	$ 10.98
Total Return B, C	.69%	9.80%	7.98%	.37%	1.20%	3.85%	1.48%
Ratios to Average Net Assets E, G
Expenses before reductions	.55% A	.50%	.52%	.54%	.53%	.52% A	.60%
Expenses net of fee waivers, if any	.55% A	.50%	.52%	.54%	.53%	.52% A	.60%
Expenses net of all reductions	.55% A	.50%	.52%	.54%	.53%	.52% A	.60%
Net investment income (loss)	3.22% A	3.69%	4.92%	4.83%	5.02%	4.66% A	3.87%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 10	$ 10	$ 7	$ 10	$ 14	$ 16
Portfolio turnover rate F	521% A	527%	476%	397%	409%	232% A	183%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended October 31. I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

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2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 24,659
Gross unrealized depreciation	(15,994)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,665

Tax cost	$ 1,162,783

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payment in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 2	$ (5)
Swap Agreements	(214)	610
Total Interest Rate Risk (a)(b)	$ (212)	$ 605

(a) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $2 for futures contracts and $(214) for swap agreements.

(b) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $(5) for futures contracts and $610 for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond markets, and to fluctuations in currency values.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Semiannual Report

4. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $62,724 and $96,033, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 72	$ 2
Class T	-%	.25%	48	1
Class B	.65%	.25%	28	20
Class C	.75%	.25%	87	12
			$ 235	$ 35

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	2
Class B*	4
Class C*	-**
$ 11

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents less than $1,000.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities' average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 64.22
Class T	37.20
Class B	8.26
Class C	16.18
Fidelity Mortgage Securities Fund	401.10
Institutional Class	8.20
	$ 534

* Annualized

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6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010
From net investment income
Class A	$ 908	$ 2,250
Class T	609	1,580
Class B	77	427
Class C	209	612
Fidelity Mortgage Securities Fund	14,017	36,331
Institutional Class	145	400
Total	$ 15,965	$ 41,600

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Class A
Shares sold	582	2,781	$ 6,331	$ 29,523
Reinvestment of distributions	67	177	729	1,879
Shares redeemed	(1,134)	(1,894)	(12,300)	(20,089)
Net increase (decrease)	(485)	1,064	$ (5,240)	$ 11,313
Class T
Shares sold	330	918	$ 3,600	$ 9,808
Reinvestment of distributions	49	136	530	1,445
Shares redeemed	(735)	(1,143)	(7,995)	(12,127)
Net increase (decrease)	(356)	(89)	$ (3,865)	$ (874)
Class B
Shares sold	23	231	$ 255	$ 2,472
Reinvestment of distributions	5	33	49	347
Shares redeemed	(168)	(1,420)	(1,824)	(15,023)
Net increase (decrease)	(140)	(1,156)	$ (1,520)	$ (12,204)
Class C
Shares sold	108	365	$ 1,159	$ 3,873
Reinvestment of distributions	14	44	153	466
Shares redeemed	(257)	(470)	(2,783)	(4,981)
Net increase (decrease)	(135)	(61)	$ (1,471)	$ (642)
Fidelity Mortgage Securities Fund
Shares sold	5,525	11,591	$ 60,049	$ 123,757
Reinvestment of distributions	1,166	3,091	12,681	32,856
Shares redeemed	(10,609)	(19,469)	(115,186)	(207,063)
Net increase (decrease)	(3,918)	(4,787)	$ (42,456)	$ (50,450)
Institutional Class
Shares sold	67	419	$ 725	$ 4,511
Reinvestment of distributions	12	25	130	266
Shares redeemed	(384)	(554)	(4,151)	(5,864)
Net increase (decrease)	(305)	(110)	$ (3,296)	$ (1,087)

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Advisor Mortgage Securities Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mortgage Securities Fund

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AMOR-USAN-0411
1.784898.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Mortgage Securities
Fund - Institutional Class

Semiannual Report

February 28, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class A	.83%
Actual		$ 1,000.00	$ 1,005.50	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Class T	.80%
Actual		$ 1,000.00	$ 1,005.60	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class B	1.52%
Actual		$ 1,000.00	$ 1,001.10	$ 7.54
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class C	1.54%
Actual		$ 1,000.00	$ 1,001.00	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,006.40	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,006.90	$ 2.74
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2011
	% of fund's investments	% of fund's investments 6 months ago
Less than 0.01%	0.2	0.4
0.01 - 0.99%	8.7	7.6
1 - 1.99%	1.3	0.5
2 - 2.99%	1.1	1.4
3 - 3.99%	4.1	3.4
4 - 4.99%	32.5	28.0
5 - 5.99%	33.9	37.9
6 - 6.99%	14.1	11.5
7% and over	3.1	2.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2011
6 months ago
Years	4.8	3.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	3.6	2.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011*		As of August 31, 2010**
	Mortgage Securities 102.5%		Mortgage Securities 122.0%
	CMOs and Other Mortgage Related Securities 19.3%		CMOs and Other Mortgage Related Securities 19.2%
	U.S. Government Agency Obligations † 0.4%		U.S. Government Agency Obligations 0.0%
	Asset-Backed Securities 6.7%		Asset-Backed Securities 8.0%
	Short-Term Investments and Net Other Assets † † (28.9)%		Short-Term Investments and Net Other Assets † † (49.2)%
* Foreign investments	1.7%	** Foreign investments	2.7%
* Futures and Swaps	(2.2)%	** Futures and Swaps	(2.7)%

† Includes NCUA Guaranteed Notes.

†† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
Other Government Related - 0.4%
National Credit Union Administration Guaranteed Notes Series 2011-C1 Class 1A, 0.764% 2/28/20 (NCUA Guaranteed) (g) (Cost $3,280)	$ 3,280	$ 3,280
U.S. Government Agency - Mortgage Securities - 102.5%

Fannie Mae - 57.7%
2.553% 10/1/33 (g)	86	91
2.573% 3/1/35 (g)	54	57
2.59% 6/1/36 (g)	59	61
2.62% 1/1/35 (g)	422	440
2.686% 11/1/36 (g)	79	83
2.733% 7/1/35 (g)	120	126
2.743% 8/1/35 (g)	547	573
2.837% 9/1/36 (g)	228	239
3% 1/1/26 (d)	12,999	12,670
3.35% 1/1/40 (g)	2,269	2,345
3.5% 1/1/26 to 11/1/40	15,960	15,393
3.5% 3/1/26 (c)	5,000	5,011
3.6% 5/1/40 (g)	7,956	8,287
4% 4/1/24 to 10/1/40	27,312	27,454
4% 3/1/26 (c)	6,000	6,166
4% 3/1/26 (c)	4,000	4,111
4% 3/1/41 (c)	1,000	986
4% 3/1/41 (c)(d)	33,000	32,540
4.5% 1/1/25 to 11/1/40	44,084	45,261
4.5% 3/1/41 (c)	10,000	10,191
4.5% 3/1/41 (c)	23,000	23,440
4.5% 3/1/41 (c)	6,000	6,115
4.5% 3/1/41 (c)	3,500	3,567
4.5% 3/1/41 (c)	3,000	3,057
4.5% 3/1/41 (c)	4,000	4,077
4.5% 3/1/41 (c)	3,500	3,567
4.5% 3/1/41 (c)	2,000	2,038
4.5% 3/1/41 (c)	2,000	2,038
4.981% 7/1/35 (g)	19	20
4.984% 6/1/36 (g)	1,072	1,136
5% 9/1/16 to 8/1/40	70,668	74,699
5% 3/1/41 (c)	1,000	1,047
5% 3/1/41 (c)(d)	32,300	33,829
5% 3/1/41 (c)	6,500	6,808
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 3/1/41 (c)	$ 2,000	$ 2,095
5% 3/1/41 (c)	2,000	2,095
5.08% 7/1/35 (g)	111	119
5.375% 10/1/36 (g)	172	182
5.5% 2/1/18 to 5/1/38 (d)	82,209	88,321
5.799% 3/1/36 (g)	608	648
5.816% 5/1/36 (g)	157	163
5.938% 9/1/36 (g)	402	429
5.955% 5/1/37 (g)	12	13
5.957% 4/1/36 (g)	237	247
6% 3/1/17 to 9/1/39	43,285	47,118
6% 3/1/41 (c)(d)	5,500	5,978
6% 3/1/41 (c)(d)	6,500	7,065
6.029% 9/1/36 (g)	473	506
6.111% 8/1/46 (g)	155	166
6.235% 9/1/36 (g)	105	112
6.24% 9/1/37 (g)	22	23
6.301% 5/1/36 (g)	387	402
6.35% 4/1/37 (g)	240	256
6.499% 12/1/36 (g)	198	212
6.5% 5/1/12 to 5/1/38	16,196	18,159
6.555% 12/1/36 (g)	284	304
6.824% 9/1/37 (g)	90	97
7% 12/1/15 to 5/1/30	2,731	3,073
7.431% 9/1/37 (g)	77	82
7.5% 8/1/22 to 9/1/32	1,541	1,758
8% 12/1/29 to 3/1/37	103	118
8.5% 1/1/16 to 7/1/31	190	218
9% 2/1/13 to 10/1/30	448	522
9.5% 7/1/16 to 8/1/22	50	57
12.5% 8/1/15 to 3/1/16	13	15
12.75% 2/1/15	3	3
13.5% 9/1/14	2	2
		518,081
Freddie Mac - 25.1%
2.041% 3/1/35 (g)	259	266
2.108% 5/1/37 (g)	145	150
2.461% 11/1/35 (g)	533	557
2.528% 12/1/33 (g)	748	785
2.54% 6/1/37 (g)	493	519
2.606% 5/1/34 (g)	19	20
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.615% 4/1/37 (g)	$ 199	$ 208
2.885% 6/1/33 (g)	1,328	1,400
3.352% 10/1/35 (g)	82	86
4% 3/1/41 (c)	9,000	8,861
4.5% 7/1/25 to 10/1/40	8,201	8,453
4.5% 3/1/41 (c)	31,000	31,562
4.5% 3/1/41 (c)	25,000	25,453
5% 7/1/33 to 9/1/40	44,484	46,816
5% 3/1/41 (c)	1,000	1,046
5.138% 4/1/35 (g)	78	82
5.5% 10/1/17 to 10/1/39 (f)	48,078	51,516
5.847% 6/1/37 (g)	57	60
6% 4/1/14 to 6/1/39	14,037	15,333
6.011% 4/1/37 (g)	81	86
6.038% 3/1/36 (g)	845	904
6.048% 10/1/36 (g)	74	79
6.051% 6/1/37 (g)	1,048	1,110
6.141% 7/1/36 (g)	204	215
6.284% 8/1/37 (g)	317	339
6.405% 12/1/36 (g)	871	932
6.5% 4/1/11 to 3/1/37	14,758	16,410
6.604% 6/1/37 (g)	164	176
7% 6/1/21 to 9/1/36	4,143	4,662
7.03% 6/1/36 (g)	32	34
7.07% 2/1/37 (g)	56	59
7.22% 4/1/37 (g)	9	9
7.5% 8/1/11 to 7/1/34	5,899	6,652
8% 11/1/16 to 1/1/37	123	140
8.5% 6/1/16 to 9/1/20	17	18
9% 9/1/16 to 5/1/21	111	123
10% 7/1/11 to 5/1/19	22	24
10.5% 2/1/16	1	1
12.5% 10/1/12 to 12/1/14	7	8
13% 12/1/13 to 6/1/15	19	21
		225,175
Ginnie Mae - 19.7%
4% 9/15/25 to 2/20/41	21,888	22,156
4% 3/1/41 (c)	21,000	20,990
4.5% 4/15/39 to 11/20/40	56,635	58,695
4.751% 12/20/60 (k)	13,151	13,779
4.814% 2/1/61 (k)	300	316
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5% 9/20/33 to 6/15/40	$ 14,528	$ 15,540
5% 3/1/41 (c)	6,400	6,795
5% 3/1/41 (c)	7,000	7,432
5% 3/1/41 (c)	4,000	4,247
5% 3/1/41 (c)(d)	4,000	4,247
5.265% 7/20/60 (k)	4,715	5,023
5.5% 10/15/33 to 9/15/39	6,731	7,339
6% 1/15/36	4,261	4,720
6.5% 2/15/32 to 7/15/36	1,733	1,961
7% 2/15/24 to 4/20/32	2,168	2,473
7.5% 9/15/16 to 4/15/32	799	909
8% 6/15/21 to 12/15/25	335	382
8.5% 8/15/16 to 10/15/28	418	477
9% 11/20/17	1	2
10.5% 12/20/15 to 2/20/18	41	47
		177,530
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $907,683)		920,786
Asset-Backed Securities - 6.7%

ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7 Class A2C, 0.5115% 11/25/35 (g)	4,931	4,831
Ally Master Owner Trust Series 2011-1 Class A1, 1.1306% 1/15/16 (g)	7,000	7,000
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.303% 10/6/13 (XL Capital Assurance, Inc. Insured) (g)	5,714	5,684
Series 2007-CM Class A4B, 0.343% 4/7/14 (National Public Finance Guarantee Corp. Insured) (g)	4,087	4,062
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (g)	37	37
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	4,681	4,821
Citibank Credit Card Issuance Trust Series 2004-C1 Class C1, 0.9158% 7/15/13 (g)	1,930	1,927
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3215% 6/25/47 (g)	1,446	1,420
Series 2007-4 Class A1A, 0.36% 9/25/37 (g)	1,427	1,365
Series 2007-5 Class 2A1, 0.3615% 9/25/47 (g)	765	747
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.9665% 7/25/35 (g)	$ 4,033	$ 3,916
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (b)	715	729
Series 2007-A Class D, 7.05% 12/15/13 (b)	350	367
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class A, 0.5158% 6/15/13 (g)	1,960	1,956
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (b)(g)	89	18
Series 2004-AR2 Class B1, 2.1615% 8/25/34 (g)	796	73
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.3115% 3/25/37 (g)	9	8
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.3315% 7/25/37 (g)	52	52
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.6415% 8/25/35 (g)	2,138	2,089
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	2,454	337
Series 2006-1 Class AIO, 5.5% 4/25/11 (h)	1,075	8
Series 2006-2 Class AIO, 6% 8/25/11 (h)	620	13
Series 2006-3 Class AIO, 7.1% 1/25/12 (h)	3,300	149
Series 2006-4 Class AIO, 6.35% 2/27/12 (h)	6,585	350
Series 2007-1 Class AIO, 7.27% 4/25/12 (h)	9,200	690
Series 2007-2 Class AIO, 6.7% 7/25/12 (h)	6,620	553
Ocala Funding LLC Series 2006-1A Class A, 1.662% 3/20/49 (a)(b)(g)	2,100	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3515% 5/25/37 (g)	3,461	3,396
Series 2007-6 Class 2A1, 0.3215% 7/25/37 (g)	108	106
OwnIt Mortgage Loan Trust Series 2005-2 Class M2, 0.7115% 3/25/36 (g)	766	764
Rental Car Finance Corp. Series 2006-1A Class A, 0.4415% 5/25/12 (AMBAC Insured) (b)(g)	3,750	3,735
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	321	298
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3315% 2/25/37 (g)	42	42
Santander Drive Auto Receivables Trust:
Series 2007-2 Class A3, 1.0658% 8/15/14 (National Public Finance Guarantee Corp. Insured) (g)	1,870	1,871
Series 2010-2 Class A2, 0.95% 8/15/13	5,000	5,006
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9815% 1/25/36 (g)	$ 389	$ 13
Series 2006-FR4 Class A2A, 0.3415% 8/25/36 (g)	145	58
Series 2007-NC1 Class A2A, 0.3115% 12/25/36 (g)	47	46
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.6915% 5/25/35 (g)	1,995	1,457
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $66,340)		59,994
Collateralized Mortgage Obligations - 16.4%

Private Sponsor - 6.6%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 2.2806% 2/25/44 (g)	316	312
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (b)	1,791	1,825
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.081% 5/20/36 (g)	433	440
Banc of America Mortgage Securities, Inc.:
Series 2004-1 Class 2A2, 3.2375% 10/25/34 (g)	1,123	1,020
Series 2004-A Class 2A2, 2.9991% 2/25/34 (g)	866	774
BCAP LLC Trust Series 2010-RR2 Class 5A1, 5% 12/26/36 (b)(g)	3,982	4,059
Citigroup Mortgage Loan Trust:
Series 2006-AR7 Class 1A1, 3.6759% 11/25/36 (g)	169	104
Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	6,630	6,647
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 2.9607% 1/28/32 (b)(g)	195	152
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	700	693
CSMC floater Series 2011-1R Class A1, 1.26% 2/27/47 (b)(g)	5,000	5,000
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (g)	1,179	1,139
Fosse Master Issuer PLC floater:
Series 2006-1A Class C2, 0.7731% 10/18/54 (b)(g)	770	763
Series 2007-1A Class A2, 0.3831% 10/18/54 (b)(g)	564	562
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.7825% 11/20/56 (b)(g)	$ 1,675	$ 1,634
Series 2007-1A Class 3A1, 0.3925% 11/20/56 (b)(g)	4,176	4,119
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.363% 12/20/54 (g)	700	455
Series 2006-2 Class C1, 0.733% 12/20/54 (g)	155	100
Series 2007-1:
Class 1C1, 0.863% 12/20/54 (g)	940	605
Class 2C1, 1.223% 12/20/54 (g)	500	322
Series 2007-2 Class 2C1, 0.694% 12/17/54 (g)	1,355	872
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.9085% 4/25/35 (g)	679	588
Holmes Master Issuer PLC floater:
Series 2007-1 Class 3A1, 0.3831% 7/15/40 (g)	2,700	2,696
Series 2007-2A Class 3A1, 0.3831% 7/15/21 (g)	2,120	2,110
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.5015% 4/25/36 (g)	2,227	1,334
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4715% 5/25/47 (g)	709	489
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4315% 2/25/37 (g)	3,358	2,414
Morgan Stanley Resecuritization Trust floater Series 2010-F Class A, 0.514% 6/17/13 (b)(g)	5,000	4,992
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3831% 10/15/33 (g)	750	743
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	463	487
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3732% 4/25/33 (g)	634	614
Series 2003-20 Class 1A1, 5.5% 7/25/33	543	555
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.38% 7/25/36 (g)	2,989	2,979
Series 2006-5 Class A1, 0.3815% 10/25/46 (g)	4,648	4,598
WaMu Mortgage pass-thru certificates Series 2005-AR16 Class 1A3, 2.5931% 12/25/35 (g)	2,065	1,596
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 1A2, 2.7859% 3/25/35 (g)	460	272
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (g)	179	163
Series 2006-AR8 Class 3A1, 2.8958% 4/25/36 (g)	1,736	1,584
TOTAL PRIVATE SPONSOR		59,811
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 9.8%
Fannie Mae:
planned amortization class Series 1994-23:
Class PX, 6% 8/25/23	$ 2,038	$ 2,168
Class PZ, 6% 2/25/24	3,029	3,459
Series 1993-165 Class SH, 19.0043% 9/25/23 (g)(j)	104	130
Series 2003-39 Class IA, 5.5% 10/25/22 (g)(h)	811	71
Series 2009-16 Class SA, 5.9885% 3/25/24 (g)(h)(j)	2,612	244
Series 2010-109 Class IM, 5.5% 9/25/40 (h)	4,711	819
Series 2010-23:
Class AI, 5% 12/25/18 (h)	1,908	176
Class HI, 4.5% 10/25/18 (h)	1,302	138
Series 2010-29 Class LI, 4.5% 6/25/19 (h)	3,681	391
Series 2010-37 Class GI, 5% 4/25/25 (h)	2,978	288
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (i)	2,072	1,732
Series 339 Class 29, 5.5% 7/1/18 (h)	1,003	121
Series 348 Class 14, 6.5% 8/1/34 (h)	556	123
Series 351:
Class 12, 5.5% 4/1/34 (h)	426	83
Class 13, 6% 3/1/34 (h)	518	106
Series 359, Class 19 6% 7/1/35 (h)	498	94
Series 384 Class 6, 5% 7/25/37 (h)	2,353	420
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2007-57 Class FA, 0.4915% 6/25/37 (g)	6,414	6,344
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	3,024	3,313
Series 1999-32 Class PL, 6% 7/25/29	2,226	2,439
Series 1999-33 Class PK, 6% 7/25/29	1,430	1,565
Series 2001-52 Class YZ, 6.5% 10/25/31	146	161
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,176
Series 2005-73 Class SA, 16.8701% 8/25/35 (g)(j)	585	684
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,235
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	2,583	2,830
Series 2001-31 Class ZC, 6.5% 7/25/31	892	997
Series 2002-16 Class ZD, 6.5% 4/25/32	422	473
Series 2002-79 Class Z, 5.5% 11/25/22	1,410	1,514
Series 2003-80 Class CG, 6% 4/25/30	311	319
Series 2003-21 Class SK, 7.8385% 3/25/33 (g)(h)(j)	413	78
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2003-35:
Class BS, 6.7385% 4/25/17 (g)(h)(j)	$ 136	$ 5
Class TQ, 7.2385% 5/25/18 (g)(h)(j)	373	47
Series 2003-42 Class SJ, 6.7885% 11/25/22 (g)(h)(j)	402	39
Series 2003-48 Class HI, 5% 11/25/17 (h)	1,208	72
Series 2005-104 Class NI, 6.4385% 3/25/35 (g)(h)(j)	4,544	661
Series 2006-4 Class IT, 6% 10/25/35 (h)	130	7
Series 2007-57 Class SA, 39.051% 6/25/37 (g)(j)	1,920	3,212
Series 2007-66:
Class FB, 0.6615% 7/25/37 (g)	2,897	2,891
Class SB, 38.031% 7/25/37 (g)(j)	534	904
Series 2009-114 Class AI, 5% 12/25/23 (h)	2,134	198
Series 2009-76 Class MI, 5.5% 9/25/24 (h)	1,335	155
Series 2010-12 Class AI, 5% 12/25/18 (h)	3,865	410
Series 2010-96 Class DI, 4% 5/25/23 (h)	2,272	200
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (g)	26	26
Class GY, 0% 5/15/37 (g)	63	62
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	2,725	2,982
Series 2104 Class PG, 6% 12/15/28	845	926
Series 2162 Class PH, 6% 6/15/29	289	316
Series 70 Class C, 9% 9/15/20	60	67
sequential payer Series 2114 Class ZM, 6% 1/15/29	390	428
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	941	1,047
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 3129 Class MF, 0% 7/15/34 (g)	34	33
Series 3222 Class HF, 0% 9/15/36 (g)	151	147
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,143	1,253
Series 2154 Class PT, 6% 5/15/29	1,644	1,803
Series 2520 Class BE, 6% 11/15/32	1,614	1,771
Series 2585 Class KS, 7.3343% 3/15/23 (g)(h)(j)	214	30
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2590 Class YR, 5.5% 9/15/32 (h)	$ 74	$ 9
Series 2802 Class OB, 6% 5/15/34 (e)	3,375	3,694
Series 2810 Class PD, 6% 6/15/33	1,999	2,108
Series 3741 Class YU, 3.5% 11/15/22	2,150	2,164
Series 3786 Class HP, 4.5% 3/15/38	3,297	3,475
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,250	1,371
Series 2274 Class ZM, 6.5% 1/15/31	476	532
Series 2281 Class ZB, 6% 3/15/30	504	552
Series 2502 Class ZC, 6% 9/15/32	1,453	1,597
Series 2564 Class ES, 7.3343% 2/15/22 (g)(h)(j)	54	1
Series 2575 Class ID, 5.5% 8/15/22 (h)	43	3
Series 2817 Class SD, 6.7843% 7/15/30 (g)(h)(j)	533	47
Series 3097 Class IA, 5.5% 3/15/33 (h)	1,813	173
Series 1658 Class GZ, 7% 1/15/24	1,382	1,530
Series 2587 Class IM, 6.5% 3/15/33 (h)	763	156
Series 2844:
Class SC, 45.0726% 8/15/24 (g)(j)	55	103
Class SD, 82.9952% 8/15/24 (g)(j)	80	217
Series 3772 Class BI, 4.5% 10/15/18 (h)	2,557	225
Ginnie Mae 0.761% 3/1/61 (c)(g)(k)	3,100	3,100
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2011-H03 Class FA, 0.7606% 1/20/61 (g)(k)	10,503	10,503
Series 2011-H05 Class FA, 0.7606% 12/20/60 (g)(k)	1,360	1,360
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,193	1,304
Series 2004-32 Class GS, 6.2353% 5/16/34 (g)(h)(j)	890	136
TOTAL U.S. GOVERNMENT AGENCY		87,743
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $145,751)		147,554
Commercial Mortgage Securities - 2.9%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A6, 7.4385% 2/14/43 (g)	$ 4,300	$ 4,570
Class PS1, 1.4561% 2/14/43 (g)(h)	10,339	245
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	710	722
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class M4, 0.6915% 10/25/36 (b)(g)	214	79
Class M5, 0.7415% 10/25/36 (b)(g)	273	90
Class M6, 0.8215% 10/25/36 (b)(g)	529	132
Series 2006-4A:
Class B1, 0.9615% 12/25/36 (b)(g)	83	14
Class B2, 1.5115% 12/25/36 (b)(g)	80	12
Series 2007-3:
Class M1, 0.5715% 7/25/37 (b)(g)	74	33
Class M2, 0.6015% 7/25/37 (b)(g)	77	27
Class M3, 0.6315% 7/25/37 (b)(g)	126	38
Class M4, 0.7615% 7/25/37 (b)(g)	200	56
Class M5, 0.8615% 7/25/37 (b)(g)	100	22
Class M6, 1.0615% 7/25/37 (b)(g)	77	15
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.1173% 5/15/35 (b)(g)(h)	16,902	372
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,386
COMM pass-thru certificates sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	5,000	5,287
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A2, 5.8829% 7/10/38 (g)	866	872
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	560	573
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LDPX Class A2 S, 5.305% 1/15/49	5,180	5,298
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	240	258
Series 2004-C2 Class XCP, 1.0355% 3/15/36 (b)(g)(h)	53,681	20
Series 2007-C1 Class XCP, 0.4772% 2/15/40 (g)(h)	10,035	126
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (g)	$ 175	$ 184
Wachovia Bank Commercial Mortgage Trust Series 2007-C31A Class A2, 5.421% 4/15/47	1,112	1,150
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $25,474)		25,581
Cash Equivalents - 1.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $14,253)	$ 14,253	14,253
TOTAL INVESTMENT PORTFOLIO - 130.5% (Cost $1,162,781)		1,171,448
NET OTHER ASSETS (LIABILITIES) - (30.5)%		(273,522)
NET ASSETS - 100%		$ 897,926
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
18 CBOT 2 Year U.S. Treasury Notes Index Contracts	July 2011	$ 3,929	$ (6)

The face value of futures sold as a percentage of net assets is 0.4%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.6575% with Credit Suisse First Boston	August 2012	$ 8,500	$ (8)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4175% with Credit Suisse First Boston	Oct. 2011	10,000	(115)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.8225% with Credit Suisse First Boston	April 2020	5,400	(256)
		$ 23,900	$ (379)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,205,000 or 4.0% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $55,000.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $884,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$14,253,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 1,191
Bank of America NA	1,059
Barclays Capital, Inc.	590
Credit Agricole Securities (USA), Inc.	529
Deutsche Bank Securities, Inc.	607
Goldman, Sachs & Co.	132
HSBC Securities (USA), Inc.	1,588
ING Financial Markets LLC	979
J.P. Morgan Securities, Inc.	1,588
Merrill Lynch Government Securities, Inc.	476
Merrill Lynch, Pierce, Fenner & Smith, Inc.	731
Mizuho Securities USA, Inc.	2,914
RBC Capital Markets Corp.	132
Societe Generale, New York Branch	1,059
Wells Fargo Securities LLC	678
$ 14,253
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,280	$ -	$ 3,280	$ -
U.S. Government Agency - Mortgage Securities	920,786	-	920,786	-
Asset-Backed Securities	59,994	-	59,540	454
Collateralized Mortgage Obligations	147,554	-	147,554	-
Commercial Mortgage Securities	25,581	-	25,063	518
Cash Equivalents	14,253	-	14,253	-
Total Investments in Securities:	$ 1,171,448	$ -	$ 1,170,476	$ 972
Derivative Instruments:
Liabilities
Futures Contracts	$ (6)	$ (6)	$ -	$ -
Swap Agreements	(379)	-	(379)	-
Total Liabilities	$ (385)	$ (6)	$ (379)	$ -
Other Financial Instruments: Forward Commitments	$ (779)	$ -	$ (779)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,019
Total Realized Gain (Loss)	(2,783)
Total Unrealized Gain (Loss)	2,430
Cost of Purchases	179
Proceeds of Sales	(7,149)
Amortization/Accretion	(244)
Transfers in to Level 3	378
Transfers out of Level 3	(4,858)
Ending Balance	$ 972
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ (614)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (6)
Swap Agreements (b)	-	(379)
Total Value of Derivatives	$ -	$ (385)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $102,737,000 of which $3,420,000, $14,492,000 and $84,825,000 will expire in fiscal 2015, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $14,253) - See accompanying schedule: Unaffiliated issuers (cost $1,162,781)		$ 1,171,448
Commitment to sell securities on a delayed delivery basis	$ (104,762)
Receivable for securities sold on a delayed delivery basis	103,983	(779)
Receivable for investments sold, regular delivery		3,466
Cash		241
Receivable for fund shares sold		673
Interest receivable		3,589
Other receivables		114
Total assets		1,178,752

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 278,204
Payable for fund shares redeemed	1,498
Distributions payable	241
Unrealized depreciation on swap agreements	379
Accrued management fee	235
Distribution and service plan fees payable	37
Payable for daily variation on futures contracts	4
Other affiliated payables	113
Other payables and accrued expenses	115
Total liabilities		280,826

Net Assets		$ 897,926
Net Assets consist of:
Paid in capital		$ 1,000,451
Distributions in excess of net investment income		(9,306)
Accumulated undistributed net realized gain (loss) on investments		(100,722)
Net unrealized appreciation (depreciation) on investments		7,503
Net Assets		$ 897,926

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($55,294 ÷ 5,122 shares)	$ 10.80

Maximum offering price per share (100/96.00 of $10.80)	$ 11.25
Class T: Net Asset Value and redemption price per share ($36,918 ÷ 3,413 shares)	$ 10.82

Maximum offering price per share (100/96.00 of $10.82)	$ 11.27
Class B: Net Asset Value and offering price per share ($5,613 ÷ 520 shares)A	$ 10.79

Class C: Net Asset Value and offering price per share ($16,349 ÷ 1,517 shares)A	$ 10.78

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($777,539 ÷ 71,860 shares)	$ 10.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,213 ÷ 576 shares)	$ 10.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)

Investment Income
Interest		$ 17,414

Expenses
Management fee	$ 1,470
Transfer agent fees	534
Distribution and service plan fees	235
Fund wide operations fee	158
Independent trustees' compensation	2
Miscellaneous	1
Total expenses		2,400
Net investment income (loss)		15,014
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,493
Futures contracts	2
Swap agreements	(214)
Total net realized gain (loss)		2,281
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,664)
Futures contracts	(5)
Swap agreements	610
Delayed delivery commitments	(491)
Total change in net unrealized appreciation (depreciation)		(11,550)
Net gain (loss)		(9,269)
Net increase (decrease) in net assets resulting from operations		$ 5,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,014	$ 35,080
Net realized gain (loss)	2,281	35,359
Change in net unrealized appreciation (depreciation)	(11,550)	18,617
Net increase (decrease) in net assets resulting from operations	5,745	89,056
Distributions to shareholders from net investment income	(15,965)	(41,600)
Share transactions - net increase (decrease)	(57,848)	(53,944)
Total increase (decrease) in net assets	(68,068)	(6,488)

Net Assets
Beginning of period	965,994	972,482
End of period (including distributions in excess of net investment income of $9,306 and distributions in excess of net investment income of $8,355, respectively)	$ 897,926	$ 965,994

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33
Income from Investment Operations
Net investment income (loss) E	.158	.357	.464	.467	.521	.404	.408
Net realized and unrealized gain (loss)	(.099)	.602	.283	(.461)	(.401)	(.021)	(.267)
Total from investment operations	.059	.959	.747	.006	.120	.383	.141
Distributions from net investment income	(.169)	(.429)	(.457)	(.486)	(.520)	(.403)	(.421)
Distributions from net realized gain	-	-	-	-	-	-	(.060)
Total distributions	(.169)	(.429)	(.457)	(.486)	(.520)	(.403)	(.481)
Net asset value, end of period	$ 10.80	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99
Total Return B, C, D	.55%	9.44%	7.63%	.06%	1.04%	3.56%	1.26%
Ratios to Average Net Assets F, H
Expenses before reductions	.83% A	.83%	.84%	.85%	.79%	.74% A	.82%
Expenses net of fee waivers, if any	.83% A	.83%	.84%	.85%	.79%	.74% A	.82%
Expenses net of all reductions	.83% A	.83%	.84%	.85%	.78%	.74% A	.82%
Net investment income (loss)	2.94% A	3.36%	4.59%	4.52%	4.77%	4.44% A	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 55	$ 61	$ 47	$ 39	$ 54	$ 54	$ 50
Portfolio turnover rate G	521% A	527%	476%	397%	409%	232% A	183%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.40	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.160	.360	.466	.470	.519	.399	.400
Net realized and unrealized gain (loss)	(.099)	.602	.282	(.462)	(.403)	(.012)	(.268)
Total from investment operations	.061	.962	.748	.008	.116	.387	.132
Distributions from net investment income	(.171)	(.432)	(.458)	(.488)	(.516)	(.397)	(.412)
Distributions from net realized gain	-	-	-	-	-	-	(.060)
Total distributions	(.171)	(.432)	(.458)	(.488)	(.516)	(.397)	(.472)
Net asset value, end of period	$ 10.82	$ 10.93	$ 10.40	$ 10.11	$ 10.59	$ 10.99	$ 11.00
Total Return B, C, D	.56%	9.44%	7.62%	.07%	1.01%	3.59%	1.18%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.81%	.83%	.83%	.82%	.81% A	.89%
Expenses net of fee waivers, if any	.80% A	.81%	.83%	.83%	.82%	.81% A	.89%
Expenses net of all reductions	.80% A	.81%	.83%	.83%	.82%	.81% A	.89%
Net investment income (loss)	2.97% A	3.39%	4.60%	4.53%	4.73%	4.37% A	3.57%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 41	$ 40	$ 41	$ 68	$ 89	$ 126
Portfolio turnover rate G	521% A	527%	476%	397%	409%	232% A	183%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32
Income from Investment Operations
Net investment income (loss) E	.121	.286	.398	.400	.443	.336	.323
Net realized and unrealized gain (loss)	(.109)	.602	.283	(.461)	(.401)	(.022)	(.257)
Total from investment operations	.012	.888	.681	(.061)	.042	.314	.066
Distributions from net investment income	(.132)	(.358)	(.391)	(.419)	(.442)	(.334)	(.336)
Distributions from net realized gain	-	-	-	-	-	-	(.060)
Total distributions	(.132)	(.358)	(.391)	(.419)	(.442)	(.334)	(.396)
Net asset value, end of period	$ 10.79	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99
Total Return B, C, D	.11%	8.71%	6.93%	(.58)%	.32%	2.91%	.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.52% A	1.50%	1.50%	1.50%	1.50%	1.50% A	1.58%
Expenses net of fee waivers, if any	1.52% A	1.50%	1.50%	1.50%	1.50%	1.50% A	1.58%
Expenses net of all reductions	1.52% A	1.50%	1.50%	1.50%	1.50%	1.50% A	1.58%
Net investment income (loss)	2.25% A	2.69%	3.93%	3.86%	4.05%	3.68% A	2.89%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 19	$ 32	$ 50	$ 74	$ 101
Portfolio turnover rate G	521% A	527%	476%	397%	409%	232% A	183%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31
Income from Investment Operations
Net investment income (loss) E	.120	.282	.390	.389	.434	.328	.316
Net realized and unrealized gain (loss)	(.109)	.603	.284	(.459)	(.401)	(.021)	(.257)
Total from investment operations	.011	.885	.674	(.070)	.033	.307	.059
Distributions from net investment income	(.131)	(.355)	(.384)	(.410)	(.433)	(.327)	(.329)
Distributions from net realized gain	-	-	-	-	-	-	(.060)
Total distributions	(.131)	(.355)	(.384)	(.410)	(.433)	(.327)	(.389)
Net asset value, end of period	$ 10.78	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.96	$ 10.98
Total Return B, C, D	.10%	8.69%	6.86%	(.68)%	.25%	2.85%	.52%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.53%	1.57%	1.60%	1.58%	1.57% A	1.64%
Expenses net of fee waivers, if any	1.54% A	1.53%	1.57%	1.60%	1.58%	1.57% A	1.64%
Expenses net of all reductions	1.54% A	1.53%	1.57%	1.60%	1.58%	1.57% A	1.64%
Net investment income (loss)	2.22% A	2.66%	3.86%	3.77%	3.97%	3.61% A	2.82%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 18	$ 18	$ 15	$ 23	$ 31	$ 41
Portfolio turnover rate G	521% A	527%	476%	397%	409%	232% A	183%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 I	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.41	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34
Income from Investment Operations
Net investment income (loss) D	.179	.399	.505	.509	.559	.432	.438
Net realized and unrealized gain (loss)	(.109)	.601	.292	(.462)	(.403)	(.023)	(.257)
Total from investment operations	.070	1.000	.797	.047	.156	.409	.181
Distributions from net investment income	(.190)	(.470)	(.497)	(.527)	(.556)	(.429)	(.451)
Distributions from net realized gain	-	-	-	-	-	-	(.060)
Total distributions	(.190)	(.470)	(.497)	(.527)	(.556)	(.429)	(.511)
Net asset value, end of period	$ 10.82	$ 10.94	$ 10.41	$ 10.11	$ 10.59	$ 10.99	$ 11.01
Total Return B, C	.64%	9.83%	8.14%	.46%	1.38%	3.80%	1.61%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45% A	.55%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45% A	.55%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45% A	.55%
Net investment income (loss)	3.32% A	3.74%	4.99%	4.91%	5.10%	4.73% A	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 778	$ 829	$ 838	$ 1,049	$ 1,446	$ 1,612	$ 1,807
Portfolio turnover rate F	521% A	527%	476%	397%	409%	232% A	183%
A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended October 31. I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 I	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32
Income from Investment Operations
Net investment income (loss) D	.174	.391	.496	.499	.548	.424	.432
Net realized and unrealized gain (loss)	(.099)	.603	.284	(.461)	(.411)	(.011)	(.266)
Total from investment operations	.075	.994	.780	.038	.137	.413	.166
Distributions from net investment income	(.185)	(.464)	(.490)	(.518)	(.547)	(.423)	(.446)
Distributions from net realized gain	-	-	-	-	-	-	(.060)
Total distributions	(.185)	(.464)	(.490)	(.518)	(.547)	(.423)	(.506)
Net asset value, end of period	$ 10.79	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.97	$ 10.98
Total Return B, C	.69%	9.80%	7.98%	.37%	1.20%	3.85%	1.48%
Ratios to Average Net Assets E, G
Expenses before reductions	.55% A	.50%	.52%	.54%	.53%	.52% A	.60%
Expenses net of fee waivers, if any	.55% A	.50%	.52%	.54%	.53%	.52% A	.60%
Expenses net of all reductions	.55% A	.50%	.52%	.54%	.53%	.52% A	.60%
Net investment income (loss)	3.22% A	3.69%	4.92%	4.83%	5.02%	4.66% A	3.87%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 10	$ 10	$ 7	$ 10	$ 14	$ 16
Portfolio turnover rate F	521% A	527%	476%	397%	409%	232% A	183%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended October 31. I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 24,659
Gross unrealized depreciation	(15,994)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,665

Tax cost	$ 1,162,783

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payment in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 2	$ (5)
Swap Agreements	(214)	610
Total Interest Rate Risk (a)(b)	$ (212)	$ 605

(a) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $2 for futures contracts and $(214) for swap agreements.

(b) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $(5) for futures contracts and $610 for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond markets, and to fluctuations in currency values.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Semiannual Report

4. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $62,724 and $96,033, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 72	$ 2
Class T	-%	.25%	48	1
Class B	.65%	.25%	28	20
Class C	.75%	.25%	87	12
			$ 235	$ 35

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	2
Class B*	4
Class C*	-**
$ 11

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents less than $1,000.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities' average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 64.22
Class T	37.20
Class B	8.26
Class C	16.18
Fidelity Mortgage Securities Fund	401.10
Institutional Class	8.20
	$ 534

* Annualized

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6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010
From net investment income
Class A	$ 908	$ 2,250
Class T	609	1,580
Class B	77	427
Class C	209	612
Fidelity Mortgage Securities Fund	14,017	36,331
Institutional Class	145	400
Total	$ 15,965	$ 41,600

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Class A
Shares sold	582	2,781	$ 6,331	$ 29,523
Reinvestment of distributions	67	177	729	1,879
Shares redeemed	(1,134)	(1,894)	(12,300)	(20,089)
Net increase (decrease)	(485)	1,064	$ (5,240)	$ 11,313
Class T
Shares sold	330	918	$ 3,600	$ 9,808
Reinvestment of distributions	49	136	530	1,445
Shares redeemed	(735)	(1,143)	(7,995)	(12,127)
Net increase (decrease)	(356)	(89)	$ (3,865)	$ (874)
Class B
Shares sold	23	231	$ 255	$ 2,472
Reinvestment of distributions	5	33	49	347
Shares redeemed	(168)	(1,420)	(1,824)	(15,023)
Net increase (decrease)	(140)	(1,156)	$ (1,520)	$ (12,204)
Class C
Shares sold	108	365	$ 1,159	$ 3,873
Reinvestment of distributions	14	44	153	466
Shares redeemed	(257)	(470)	(2,783)	(4,981)
Net increase (decrease)	(135)	(61)	$ (1,471)	$ (642)
Fidelity Mortgage Securities Fund
Shares sold	5,525	11,591	$ 60,049	$ 123,757
Reinvestment of distributions	1,166	3,091	12,681	32,856
Shares redeemed	(10,609)	(19,469)	(115,186)	(207,063)
Net increase (decrease)	(3,918)	(4,787)	$ (42,456)	$ (50,450)
Institutional Class
Shares sold	67	419	$ 725	$ 4,511
Reinvestment of distributions	12	25	130	266
Shares redeemed	(384)	(554)	(4,151)	(5,864)
Net increase (decrease)	(305)	(110)	$ (3,296)	$ (1,087)

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Advisor Mortgage Securities Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mortgage Securities Fund

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AMORI-USAN-0411
1.784899.108

Fidelity®
Mortgage Securities
Fund

(A Class of Fidelity Advisor® Mortgage
Securities Fund)

Semiannual Report

February 28, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class A	.83%
Actual		$ 1,000.00	$ 1,005.50	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Class T	.80%
Actual		$ 1,000.00	$ 1,005.60	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class B	1.52%
Actual		$ 1,000.00	$ 1,001.10	$ 7.54
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class C	1.54%
Actual		$ 1,000.00	$ 1,001.00	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,006.40	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,006.90	$ 2.74
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2011
	% of fund's investments	% of fund's investments 6 months ago
Less than 0.01%	0.2	0.4
0.01 - 0.99%	8.7	7.6
1 - 1.99%	1.3	0.5
2 - 2.99%	1.1	1.4
3 - 3.99%	4.1	3.4
4 - 4.99%	32.5	28.0
5 - 5.99%	33.9	37.9
6 - 6.99%	14.1	11.5
7% and over	3.1	2.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2011
6 months ago
Years	4.8	3.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	3.6	2.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011*		As of August 31, 2010**
	Mortgage Securities 102.5%		Mortgage Securities 122.0%
	CMOs and Other Mortgage Related Securities 19.3%		CMOs and Other Mortgage Related Securities 19.2%
	U.S. Government Agency Obligations † 0.4%		U.S. Government Agency Obligations 0.0%
	Asset-Backed Securities 6.7%		Asset-Backed Securities 8.0%
	Short-Term Investments and Net Other Assets † † (28.9)%		Short-Term Investments and Net Other Assets † † (49.2)%
* Foreign investments	1.7%	** Foreign investments	2.7%
* Futures and Swaps	(2.2)%	** Futures and Swaps	(2.7)%

† Includes NCUA Guaranteed Notes.

†† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
Other Government Related - 0.4%
National Credit Union Administration Guaranteed Notes Series 2011-C1 Class 1A, 0.764% 2/28/20 (NCUA Guaranteed) (g) (Cost $3,280)	$ 3,280	$ 3,280
U.S. Government Agency - Mortgage Securities - 102.5%

Fannie Mae - 57.7%
2.553% 10/1/33 (g)	86	91
2.573% 3/1/35 (g)	54	57
2.59% 6/1/36 (g)	59	61
2.62% 1/1/35 (g)	422	440
2.686% 11/1/36 (g)	79	83
2.733% 7/1/35 (g)	120	126
2.743% 8/1/35 (g)	547	573
2.837% 9/1/36 (g)	228	239
3% 1/1/26 (d)	12,999	12,670
3.35% 1/1/40 (g)	2,269	2,345
3.5% 1/1/26 to 11/1/40	15,960	15,393
3.5% 3/1/26 (c)	5,000	5,011
3.6% 5/1/40 (g)	7,956	8,287
4% 4/1/24 to 10/1/40	27,312	27,454
4% 3/1/26 (c)	6,000	6,166
4% 3/1/26 (c)	4,000	4,111
4% 3/1/41 (c)	1,000	986
4% 3/1/41 (c)(d)	33,000	32,540
4.5% 1/1/25 to 11/1/40	44,084	45,261
4.5% 3/1/41 (c)	10,000	10,191
4.5% 3/1/41 (c)	23,000	23,440
4.5% 3/1/41 (c)	6,000	6,115
4.5% 3/1/41 (c)	3,500	3,567
4.5% 3/1/41 (c)	3,000	3,057
4.5% 3/1/41 (c)	4,000	4,077
4.5% 3/1/41 (c)	3,500	3,567
4.5% 3/1/41 (c)	2,000	2,038
4.5% 3/1/41 (c)	2,000	2,038
4.981% 7/1/35 (g)	19	20
4.984% 6/1/36 (g)	1,072	1,136
5% 9/1/16 to 8/1/40	70,668	74,699
5% 3/1/41 (c)	1,000	1,047
5% 3/1/41 (c)(d)	32,300	33,829
5% 3/1/41 (c)	6,500	6,808
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 3/1/41 (c)	$ 2,000	$ 2,095
5% 3/1/41 (c)	2,000	2,095
5.08% 7/1/35 (g)	111	119
5.375% 10/1/36 (g)	172	182
5.5% 2/1/18 to 5/1/38 (d)	82,209	88,321
5.799% 3/1/36 (g)	608	648
5.816% 5/1/36 (g)	157	163
5.938% 9/1/36 (g)	402	429
5.955% 5/1/37 (g)	12	13
5.957% 4/1/36 (g)	237	247
6% 3/1/17 to 9/1/39	43,285	47,118
6% 3/1/41 (c)(d)	5,500	5,978
6% 3/1/41 (c)(d)	6,500	7,065
6.029% 9/1/36 (g)	473	506
6.111% 8/1/46 (g)	155	166
6.235% 9/1/36 (g)	105	112
6.24% 9/1/37 (g)	22	23
6.301% 5/1/36 (g)	387	402
6.35% 4/1/37 (g)	240	256
6.499% 12/1/36 (g)	198	212
6.5% 5/1/12 to 5/1/38	16,196	18,159
6.555% 12/1/36 (g)	284	304
6.824% 9/1/37 (g)	90	97
7% 12/1/15 to 5/1/30	2,731	3,073
7.431% 9/1/37 (g)	77	82
7.5% 8/1/22 to 9/1/32	1,541	1,758
8% 12/1/29 to 3/1/37	103	118
8.5% 1/1/16 to 7/1/31	190	218
9% 2/1/13 to 10/1/30	448	522
9.5% 7/1/16 to 8/1/22	50	57
12.5% 8/1/15 to 3/1/16	13	15
12.75% 2/1/15	3	3
13.5% 9/1/14	2	2
		518,081
Freddie Mac - 25.1%
2.041% 3/1/35 (g)	259	266
2.108% 5/1/37 (g)	145	150
2.461% 11/1/35 (g)	533	557
2.528% 12/1/33 (g)	748	785
2.54% 6/1/37 (g)	493	519
2.606% 5/1/34 (g)	19	20
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.615% 4/1/37 (g)	$ 199	$ 208
2.885% 6/1/33 (g)	1,328	1,400
3.352% 10/1/35 (g)	82	86
4% 3/1/41 (c)	9,000	8,861
4.5% 7/1/25 to 10/1/40	8,201	8,453
4.5% 3/1/41 (c)	31,000	31,562
4.5% 3/1/41 (c)	25,000	25,453
5% 7/1/33 to 9/1/40	44,484	46,816
5% 3/1/41 (c)	1,000	1,046
5.138% 4/1/35 (g)	78	82
5.5% 10/1/17 to 10/1/39 (f)	48,078	51,516
5.847% 6/1/37 (g)	57	60
6% 4/1/14 to 6/1/39	14,037	15,333
6.011% 4/1/37 (g)	81	86
6.038% 3/1/36 (g)	845	904
6.048% 10/1/36 (g)	74	79
6.051% 6/1/37 (g)	1,048	1,110
6.141% 7/1/36 (g)	204	215
6.284% 8/1/37 (g)	317	339
6.405% 12/1/36 (g)	871	932
6.5% 4/1/11 to 3/1/37	14,758	16,410
6.604% 6/1/37 (g)	164	176
7% 6/1/21 to 9/1/36	4,143	4,662
7.03% 6/1/36 (g)	32	34
7.07% 2/1/37 (g)	56	59
7.22% 4/1/37 (g)	9	9
7.5% 8/1/11 to 7/1/34	5,899	6,652
8% 11/1/16 to 1/1/37	123	140
8.5% 6/1/16 to 9/1/20	17	18
9% 9/1/16 to 5/1/21	111	123
10% 7/1/11 to 5/1/19	22	24
10.5% 2/1/16	1	1
12.5% 10/1/12 to 12/1/14	7	8
13% 12/1/13 to 6/1/15	19	21
		225,175
Ginnie Mae - 19.7%
4% 9/15/25 to 2/20/41	21,888	22,156
4% 3/1/41 (c)	21,000	20,990
4.5% 4/15/39 to 11/20/40	56,635	58,695
4.751% 12/20/60 (k)	13,151	13,779
4.814% 2/1/61 (k)	300	316
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5% 9/20/33 to 6/15/40	$ 14,528	$ 15,540
5% 3/1/41 (c)	6,400	6,795
5% 3/1/41 (c)	7,000	7,432
5% 3/1/41 (c)	4,000	4,247
5% 3/1/41 (c)(d)	4,000	4,247
5.265% 7/20/60 (k)	4,715	5,023
5.5% 10/15/33 to 9/15/39	6,731	7,339
6% 1/15/36	4,261	4,720
6.5% 2/15/32 to 7/15/36	1,733	1,961
7% 2/15/24 to 4/20/32	2,168	2,473
7.5% 9/15/16 to 4/15/32	799	909
8% 6/15/21 to 12/15/25	335	382
8.5% 8/15/16 to 10/15/28	418	477
9% 11/20/17	1	2
10.5% 12/20/15 to 2/20/18	41	47
		177,530
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $907,683)		920,786
Asset-Backed Securities - 6.7%

ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7 Class A2C, 0.5115% 11/25/35 (g)	4,931	4,831
Ally Master Owner Trust Series 2011-1 Class A1, 1.1306% 1/15/16 (g)	7,000	7,000
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.303% 10/6/13 (XL Capital Assurance, Inc. Insured) (g)	5,714	5,684
Series 2007-CM Class A4B, 0.343% 4/7/14 (National Public Finance Guarantee Corp. Insured) (g)	4,087	4,062
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (g)	37	37
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	4,681	4,821
Citibank Credit Card Issuance Trust Series 2004-C1 Class C1, 0.9158% 7/15/13 (g)	1,930	1,927
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3215% 6/25/47 (g)	1,446	1,420
Series 2007-4 Class A1A, 0.36% 9/25/37 (g)	1,427	1,365
Series 2007-5 Class 2A1, 0.3615% 9/25/47 (g)	765	747
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.9665% 7/25/35 (g)	$ 4,033	$ 3,916
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (b)	715	729
Series 2007-A Class D, 7.05% 12/15/13 (b)	350	367
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class A, 0.5158% 6/15/13 (g)	1,960	1,956
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (b)(g)	89	18
Series 2004-AR2 Class B1, 2.1615% 8/25/34 (g)	796	73
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.3115% 3/25/37 (g)	9	8
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.3315% 7/25/37 (g)	52	52
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.6415% 8/25/35 (g)	2,138	2,089
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	2,454	337
Series 2006-1 Class AIO, 5.5% 4/25/11 (h)	1,075	8
Series 2006-2 Class AIO, 6% 8/25/11 (h)	620	13
Series 2006-3 Class AIO, 7.1% 1/25/12 (h)	3,300	149
Series 2006-4 Class AIO, 6.35% 2/27/12 (h)	6,585	350
Series 2007-1 Class AIO, 7.27% 4/25/12 (h)	9,200	690
Series 2007-2 Class AIO, 6.7% 7/25/12 (h)	6,620	553
Ocala Funding LLC Series 2006-1A Class A, 1.662% 3/20/49 (a)(b)(g)	2,100	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3515% 5/25/37 (g)	3,461	3,396
Series 2007-6 Class 2A1, 0.3215% 7/25/37 (g)	108	106
OwnIt Mortgage Loan Trust Series 2005-2 Class M2, 0.7115% 3/25/36 (g)	766	764
Rental Car Finance Corp. Series 2006-1A Class A, 0.4415% 5/25/12 (AMBAC Insured) (b)(g)	3,750	3,735
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	321	298
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3315% 2/25/37 (g)	42	42
Santander Drive Auto Receivables Trust:
Series 2007-2 Class A3, 1.0658% 8/15/14 (National Public Finance Guarantee Corp. Insured) (g)	1,870	1,871
Series 2010-2 Class A2, 0.95% 8/15/13	5,000	5,006
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9815% 1/25/36 (g)	$ 389	$ 13
Series 2006-FR4 Class A2A, 0.3415% 8/25/36 (g)	145	58
Series 2007-NC1 Class A2A, 0.3115% 12/25/36 (g)	47	46
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.6915% 5/25/35 (g)	1,995	1,457
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $66,340)		59,994
Collateralized Mortgage Obligations - 16.4%

Private Sponsor - 6.6%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 2.2806% 2/25/44 (g)	316	312
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (b)	1,791	1,825
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.081% 5/20/36 (g)	433	440
Banc of America Mortgage Securities, Inc.:
Series 2004-1 Class 2A2, 3.2375% 10/25/34 (g)	1,123	1,020
Series 2004-A Class 2A2, 2.9991% 2/25/34 (g)	866	774
BCAP LLC Trust Series 2010-RR2 Class 5A1, 5% 12/26/36 (b)(g)	3,982	4,059
Citigroup Mortgage Loan Trust:
Series 2006-AR7 Class 1A1, 3.6759% 11/25/36 (g)	169	104
Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	6,630	6,647
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 2.9607% 1/28/32 (b)(g)	195	152
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	700	693
CSMC floater Series 2011-1R Class A1, 1.26% 2/27/47 (b)(g)	5,000	5,000
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (g)	1,179	1,139
Fosse Master Issuer PLC floater:
Series 2006-1A Class C2, 0.7731% 10/18/54 (b)(g)	770	763
Series 2007-1A Class A2, 0.3831% 10/18/54 (b)(g)	564	562
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.7825% 11/20/56 (b)(g)	$ 1,675	$ 1,634
Series 2007-1A Class 3A1, 0.3925% 11/20/56 (b)(g)	4,176	4,119
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.363% 12/20/54 (g)	700	455
Series 2006-2 Class C1, 0.733% 12/20/54 (g)	155	100
Series 2007-1:
Class 1C1, 0.863% 12/20/54 (g)	940	605
Class 2C1, 1.223% 12/20/54 (g)	500	322
Series 2007-2 Class 2C1, 0.694% 12/17/54 (g)	1,355	872
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.9085% 4/25/35 (g)	679	588
Holmes Master Issuer PLC floater:
Series 2007-1 Class 3A1, 0.3831% 7/15/40 (g)	2,700	2,696
Series 2007-2A Class 3A1, 0.3831% 7/15/21 (g)	2,120	2,110
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.5015% 4/25/36 (g)	2,227	1,334
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4715% 5/25/47 (g)	709	489
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4315% 2/25/37 (g)	3,358	2,414
Morgan Stanley Resecuritization Trust floater Series 2010-F Class A, 0.514% 6/17/13 (b)(g)	5,000	4,992
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3831% 10/15/33 (g)	750	743
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	463	487
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3732% 4/25/33 (g)	634	614
Series 2003-20 Class 1A1, 5.5% 7/25/33	543	555
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.38% 7/25/36 (g)	2,989	2,979
Series 2006-5 Class A1, 0.3815% 10/25/46 (g)	4,648	4,598
WaMu Mortgage pass-thru certificates Series 2005-AR16 Class 1A3, 2.5931% 12/25/35 (g)	2,065	1,596
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 1A2, 2.7859% 3/25/35 (g)	460	272
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (g)	179	163
Series 2006-AR8 Class 3A1, 2.8958% 4/25/36 (g)	1,736	1,584
TOTAL PRIVATE SPONSOR		59,811
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 9.8%
Fannie Mae:
planned amortization class Series 1994-23:
Class PX, 6% 8/25/23	$ 2,038	$ 2,168
Class PZ, 6% 2/25/24	3,029	3,459
Series 1993-165 Class SH, 19.0043% 9/25/23 (g)(j)	104	130
Series 2003-39 Class IA, 5.5% 10/25/22 (g)(h)	811	71
Series 2009-16 Class SA, 5.9885% 3/25/24 (g)(h)(j)	2,612	244
Series 2010-109 Class IM, 5.5% 9/25/40 (h)	4,711	819
Series 2010-23:
Class AI, 5% 12/25/18 (h)	1,908	176
Class HI, 4.5% 10/25/18 (h)	1,302	138
Series 2010-29 Class LI, 4.5% 6/25/19 (h)	3,681	391
Series 2010-37 Class GI, 5% 4/25/25 (h)	2,978	288
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (i)	2,072	1,732
Series 339 Class 29, 5.5% 7/1/18 (h)	1,003	121
Series 348 Class 14, 6.5% 8/1/34 (h)	556	123
Series 351:
Class 12, 5.5% 4/1/34 (h)	426	83
Class 13, 6% 3/1/34 (h)	518	106
Series 359, Class 19 6% 7/1/35 (h)	498	94
Series 384 Class 6, 5% 7/25/37 (h)	2,353	420
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2007-57 Class FA, 0.4915% 6/25/37 (g)	6,414	6,344
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	3,024	3,313
Series 1999-32 Class PL, 6% 7/25/29	2,226	2,439
Series 1999-33 Class PK, 6% 7/25/29	1,430	1,565
Series 2001-52 Class YZ, 6.5% 10/25/31	146	161
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,176
Series 2005-73 Class SA, 16.8701% 8/25/35 (g)(j)	585	684
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,235
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	2,583	2,830
Series 2001-31 Class ZC, 6.5% 7/25/31	892	997
Series 2002-16 Class ZD, 6.5% 4/25/32	422	473
Series 2002-79 Class Z, 5.5% 11/25/22	1,410	1,514
Series 2003-80 Class CG, 6% 4/25/30	311	319
Series 2003-21 Class SK, 7.8385% 3/25/33 (g)(h)(j)	413	78
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2003-35:
Class BS, 6.7385% 4/25/17 (g)(h)(j)	$ 136	$ 5
Class TQ, 7.2385% 5/25/18 (g)(h)(j)	373	47
Series 2003-42 Class SJ, 6.7885% 11/25/22 (g)(h)(j)	402	39
Series 2003-48 Class HI, 5% 11/25/17 (h)	1,208	72
Series 2005-104 Class NI, 6.4385% 3/25/35 (g)(h)(j)	4,544	661
Series 2006-4 Class IT, 6% 10/25/35 (h)	130	7
Series 2007-57 Class SA, 39.051% 6/25/37 (g)(j)	1,920	3,212
Series 2007-66:
Class FB, 0.6615% 7/25/37 (g)	2,897	2,891
Class SB, 38.031% 7/25/37 (g)(j)	534	904
Series 2009-114 Class AI, 5% 12/25/23 (h)	2,134	198
Series 2009-76 Class MI, 5.5% 9/25/24 (h)	1,335	155
Series 2010-12 Class AI, 5% 12/25/18 (h)	3,865	410
Series 2010-96 Class DI, 4% 5/25/23 (h)	2,272	200
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (g)	26	26
Class GY, 0% 5/15/37 (g)	63	62
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	2,725	2,982
Series 2104 Class PG, 6% 12/15/28	845	926
Series 2162 Class PH, 6% 6/15/29	289	316
Series 70 Class C, 9% 9/15/20	60	67
sequential payer Series 2114 Class ZM, 6% 1/15/29	390	428
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	941	1,047
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 3129 Class MF, 0% 7/15/34 (g)	34	33
Series 3222 Class HF, 0% 9/15/36 (g)	151	147
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,143	1,253
Series 2154 Class PT, 6% 5/15/29	1,644	1,803
Series 2520 Class BE, 6% 11/15/32	1,614	1,771
Series 2585 Class KS, 7.3343% 3/15/23 (g)(h)(j)	214	30
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2590 Class YR, 5.5% 9/15/32 (h)	$ 74	$ 9
Series 2802 Class OB, 6% 5/15/34 (e)	3,375	3,694
Series 2810 Class PD, 6% 6/15/33	1,999	2,108
Series 3741 Class YU, 3.5% 11/15/22	2,150	2,164
Series 3786 Class HP, 4.5% 3/15/38	3,297	3,475
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,250	1,371
Series 2274 Class ZM, 6.5% 1/15/31	476	532
Series 2281 Class ZB, 6% 3/15/30	504	552
Series 2502 Class ZC, 6% 9/15/32	1,453	1,597
Series 2564 Class ES, 7.3343% 2/15/22 (g)(h)(j)	54	1
Series 2575 Class ID, 5.5% 8/15/22 (h)	43	3
Series 2817 Class SD, 6.7843% 7/15/30 (g)(h)(j)	533	47
Series 3097 Class IA, 5.5% 3/15/33 (h)	1,813	173
Series 1658 Class GZ, 7% 1/15/24	1,382	1,530
Series 2587 Class IM, 6.5% 3/15/33 (h)	763	156
Series 2844:
Class SC, 45.0726% 8/15/24 (g)(j)	55	103
Class SD, 82.9952% 8/15/24 (g)(j)	80	217
Series 3772 Class BI, 4.5% 10/15/18 (h)	2,557	225
Ginnie Mae 0.761% 3/1/61 (c)(g)(k)	3,100	3,100
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2011-H03 Class FA, 0.7606% 1/20/61 (g)(k)	10,503	10,503
Series 2011-H05 Class FA, 0.7606% 12/20/60 (g)(k)	1,360	1,360
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,193	1,304
Series 2004-32 Class GS, 6.2353% 5/16/34 (g)(h)(j)	890	136
TOTAL U.S. GOVERNMENT AGENCY		87,743
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $145,751)		147,554
Commercial Mortgage Securities - 2.9%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A6, 7.4385% 2/14/43 (g)	$ 4,300	$ 4,570
Class PS1, 1.4561% 2/14/43 (g)(h)	10,339	245
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	710	722
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class M4, 0.6915% 10/25/36 (b)(g)	214	79
Class M5, 0.7415% 10/25/36 (b)(g)	273	90
Class M6, 0.8215% 10/25/36 (b)(g)	529	132
Series 2006-4A:
Class B1, 0.9615% 12/25/36 (b)(g)	83	14
Class B2, 1.5115% 12/25/36 (b)(g)	80	12
Series 2007-3:
Class M1, 0.5715% 7/25/37 (b)(g)	74	33
Class M2, 0.6015% 7/25/37 (b)(g)	77	27
Class M3, 0.6315% 7/25/37 (b)(g)	126	38
Class M4, 0.7615% 7/25/37 (b)(g)	200	56
Class M5, 0.8615% 7/25/37 (b)(g)	100	22
Class M6, 1.0615% 7/25/37 (b)(g)	77	15
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.1173% 5/15/35 (b)(g)(h)	16,902	372
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,386
COMM pass-thru certificates sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	5,000	5,287
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A2, 5.8829% 7/10/38 (g)	866	872
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	560	573
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LDPX Class A2 S, 5.305% 1/15/49	5,180	5,298
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	240	258
Series 2004-C2 Class XCP, 1.0355% 3/15/36 (b)(g)(h)	53,681	20
Series 2007-C1 Class XCP, 0.4772% 2/15/40 (g)(h)	10,035	126
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (g)	$ 175	$ 184
Wachovia Bank Commercial Mortgage Trust Series 2007-C31A Class A2, 5.421% 4/15/47	1,112	1,150
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $25,474)		25,581
Cash Equivalents - 1.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $14,253)	$ 14,253	14,253
TOTAL INVESTMENT PORTFOLIO - 130.5% (Cost $1,162,781)		1,171,448
NET OTHER ASSETS (LIABILITIES) - (30.5)%		(273,522)
NET ASSETS - 100%		$ 897,926
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
18 CBOT 2 Year U.S. Treasury Notes Index Contracts	July 2011	$ 3,929	$ (6)

The face value of futures sold as a percentage of net assets is 0.4%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.6575% with Credit Suisse First Boston	August 2012	$ 8,500	$ (8)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4175% with Credit Suisse First Boston	Oct. 2011	10,000	(115)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.8225% with Credit Suisse First Boston	April 2020	5,400	(256)
		$ 23,900	$ (379)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,205,000 or 4.0% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $55,000.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $884,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$14,253,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 1,191
Bank of America NA	1,059
Barclays Capital, Inc.	590
Credit Agricole Securities (USA), Inc.	529
Deutsche Bank Securities, Inc.	607
Goldman, Sachs & Co.	132
HSBC Securities (USA), Inc.	1,588
ING Financial Markets LLC	979
J.P. Morgan Securities, Inc.	1,588
Merrill Lynch Government Securities, Inc.	476
Merrill Lynch, Pierce, Fenner & Smith, Inc.	731
Mizuho Securities USA, Inc.	2,914
RBC Capital Markets Corp.	132
Societe Generale, New York Branch	1,059
Wells Fargo Securities LLC	678
$ 14,253
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,280	$ -	$ 3,280	$ -
U.S. Government Agency - Mortgage Securities	920,786	-	920,786	-
Asset-Backed Securities	59,994	-	59,540	454
Collateralized Mortgage Obligations	147,554	-	147,554	-
Commercial Mortgage Securities	25,581	-	25,063	518
Cash Equivalents	14,253	-	14,253	-
Total Investments in Securities:	$ 1,171,448	$ -	$ 1,170,476	$ 972
Derivative Instruments:
Liabilities
Futures Contracts	$ (6)	$ (6)	$ -	$ -
Swap Agreements	(379)	-	(379)	-
Total Liabilities	$ (385)	$ (6)	$ (379)	$ -
Other Financial Instruments: Forward Commitments	$ (779)	$ -	$ (779)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,019
Total Realized Gain (Loss)	(2,783)
Total Unrealized Gain (Loss)	2,430
Cost of Purchases	179
Proceeds of Sales	(7,149)
Amortization/Accretion	(244)
Transfers in to Level 3	378
Transfers out of Level 3	(4,858)
Ending Balance	$ 972
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ (614)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (6)
Swap Agreements (b)	-	(379)
Total Value of Derivatives	$ -	$ (385)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $102,737,000 of which $3,420,000, $14,492,000 and $84,825,000 will expire in fiscal 2015, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $14,253) - See accompanying schedule: Unaffiliated issuers (cost $1,162,781)		$ 1,171,448
Commitment to sell securities on a delayed delivery basis	$ (104,762)
Receivable for securities sold on a delayed delivery basis	103,983	(779)
Receivable for investments sold, regular delivery		3,466
Cash		241
Receivable for fund shares sold		673
Interest receivable		3,589
Other receivables		114
Total assets		1,178,752

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 278,204
Payable for fund shares redeemed	1,498
Distributions payable	241
Unrealized depreciation on swap agreements	379
Accrued management fee	235
Distribution and service plan fees payable	37
Payable for daily variation on futures contracts	4
Other affiliated payables	113
Other payables and accrued expenses	115
Total liabilities		280,826

Net Assets		$ 897,926
Net Assets consist of:
Paid in capital		$ 1,000,451
Distributions in excess of net investment income		(9,306)
Accumulated undistributed net realized gain (loss) on investments		(100,722)
Net unrealized appreciation (depreciation) on investments		7,503
Net Assets		$ 897,926

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($55,294 ÷ 5,122 shares)	$ 10.80

Maximum offering price per share (100/96.00 of $10.80)	$ 11.25
Class T: Net Asset Value and redemption price per share ($36,918 ÷ 3,413 shares)	$ 10.82

Maximum offering price per share (100/96.00 of $10.82)	$ 11.27
Class B: Net Asset Value and offering price per share ($5,613 ÷ 520 shares)A	$ 10.79

Class C: Net Asset Value and offering price per share ($16,349 ÷ 1,517 shares)A	$ 10.78

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($777,539 ÷ 71,860 shares)	$ 10.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,213 ÷ 576 shares)	$ 10.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)

Investment Income
Interest		$ 17,414

Expenses
Management fee	$ 1,470
Transfer agent fees	534
Distribution and service plan fees	235
Fund wide operations fee	158
Independent trustees' compensation	2
Miscellaneous	1
Total expenses		2,400
Net investment income (loss)		15,014
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,493
Futures contracts	2
Swap agreements	(214)
Total net realized gain (loss)		2,281
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,664)
Futures contracts	(5)
Swap agreements	610
Delayed delivery commitments	(491)
Total change in net unrealized appreciation (depreciation)		(11,550)
Net gain (loss)		(9,269)
Net increase (decrease) in net assets resulting from operations		$ 5,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,014	$ 35,080
Net realized gain (loss)	2,281	35,359
Change in net unrealized appreciation (depreciation)	(11,550)	18,617
Net increase (decrease) in net assets resulting from operations	5,745	89,056
Distributions to shareholders from net investment income	(15,965)	(41,600)
Share transactions - net increase (decrease)	(57,848)	(53,944)
Total increase (decrease) in net assets	(68,068)	(6,488)

Net Assets
Beginning of period	965,994	972,482
End of period (including distributions in excess of net investment income of $9,306 and distributions in excess of net investment income of $8,355, respectively)	$ 897,926	$ 965,994

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33
Income from Investment Operations
Net investment income (loss) E	.158	.357	.464	.467	.521	.404	.408
Net realized and unrealized gain (loss)	(.099)	.602	.283	(.461)	(.401)	(.021)	(.267)
Total from investment operations	.059	.959	.747	.006	.120	.383	.141
Distributions from net investment income	(.169)	(.429)	(.457)	(.486)	(.520)	(.403)	(.421)
Distributions from net realized gain	-	-	-	-	-	-	(.060)
Total distributions	(.169)	(.429)	(.457)	(.486)	(.520)	(.403)	(.481)
Net asset value, end of period	$ 10.80	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99
Total Return B, C, D	.55%	9.44%	7.63%	.06%	1.04%	3.56%	1.26%
Ratios to Average Net Assets F, H
Expenses before reductions	.83% A	.83%	.84%	.85%	.79%	.74% A	.82%
Expenses net of fee waivers, if any	.83% A	.83%	.84%	.85%	.79%	.74% A	.82%
Expenses net of all reductions	.83% A	.83%	.84%	.85%	.78%	.74% A	.82%
Net investment income (loss)	2.94% A	3.36%	4.59%	4.52%	4.77%	4.44% A	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 55	$ 61	$ 47	$ 39	$ 54	$ 54	$ 50
Portfolio turnover rate G	521% A	527%	476%	397%	409%	232% A	183%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.40	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.160	.360	.466	.470	.519	.399	.400
Net realized and unrealized gain (loss)	(.099)	.602	.282	(.462)	(.403)	(.012)	(.268)
Total from investment operations	.061	.962	.748	.008	.116	.387	.132
Distributions from net investment income	(.171)	(.432)	(.458)	(.488)	(.516)	(.397)	(.412)
Distributions from net realized gain	-	-	-	-	-	-	(.060)
Total distributions	(.171)	(.432)	(.458)	(.488)	(.516)	(.397)	(.472)
Net asset value, end of period	$ 10.82	$ 10.93	$ 10.40	$ 10.11	$ 10.59	$ 10.99	$ 11.00
Total Return B, C, D	.56%	9.44%	7.62%	.07%	1.01%	3.59%	1.18%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.81%	.83%	.83%	.82%	.81% A	.89%
Expenses net of fee waivers, if any	.80% A	.81%	.83%	.83%	.82%	.81% A	.89%
Expenses net of all reductions	.80% A	.81%	.83%	.83%	.82%	.81% A	.89%
Net investment income (loss)	2.97% A	3.39%	4.60%	4.53%	4.73%	4.37% A	3.57%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 41	$ 40	$ 41	$ 68	$ 89	$ 126
Portfolio turnover rate G	521% A	527%	476%	397%	409%	232% A	183%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32
Income from Investment Operations
Net investment income (loss) E	.121	.286	.398	.400	.443	.336	.323
Net realized and unrealized gain (loss)	(.109)	.602	.283	(.461)	(.401)	(.022)	(.257)
Total from investment operations	.012	.888	.681	(.061)	.042	.314	.066
Distributions from net investment income	(.132)	(.358)	(.391)	(.419)	(.442)	(.334)	(.336)
Distributions from net realized gain	-	-	-	-	-	-	(.060)
Total distributions	(.132)	(.358)	(.391)	(.419)	(.442)	(.334)	(.396)
Net asset value, end of period	$ 10.79	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99
Total Return B, C, D	.11%	8.71%	6.93%	(.58)%	.32%	2.91%	.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.52% A	1.50%	1.50%	1.50%	1.50%	1.50% A	1.58%
Expenses net of fee waivers, if any	1.52% A	1.50%	1.50%	1.50%	1.50%	1.50% A	1.58%
Expenses net of all reductions	1.52% A	1.50%	1.50%	1.50%	1.50%	1.50% A	1.58%
Net investment income (loss)	2.25% A	2.69%	3.93%	3.86%	4.05%	3.68% A	2.89%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 19	$ 32	$ 50	$ 74	$ 101
Portfolio turnover rate G	521% A	527%	476%	397%	409%	232% A	183%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31
Income from Investment Operations
Net investment income (loss) E	.120	.282	.390	.389	.434	.328	.316
Net realized and unrealized gain (loss)	(.109)	.603	.284	(.459)	(.401)	(.021)	(.257)
Total from investment operations	.011	.885	.674	(.070)	.033	.307	.059
Distributions from net investment income	(.131)	(.355)	(.384)	(.410)	(.433)	(.327)	(.329)
Distributions from net realized gain	-	-	-	-	-	-	(.060)
Total distributions	(.131)	(.355)	(.384)	(.410)	(.433)	(.327)	(.389)
Net asset value, end of period	$ 10.78	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.96	$ 10.98
Total Return B, C, D	.10%	8.69%	6.86%	(.68)%	.25%	2.85%	.52%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.53%	1.57%	1.60%	1.58%	1.57% A	1.64%
Expenses net of fee waivers, if any	1.54% A	1.53%	1.57%	1.60%	1.58%	1.57% A	1.64%
Expenses net of all reductions	1.54% A	1.53%	1.57%	1.60%	1.58%	1.57% A	1.64%
Net investment income (loss)	2.22% A	2.66%	3.86%	3.77%	3.97%	3.61% A	2.82%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 18	$ 18	$ 15	$ 23	$ 31	$ 41
Portfolio turnover rate G	521% A	527%	476%	397%	409%	232% A	183%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 I	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.41	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34
Income from Investment Operations
Net investment income (loss) D	.179	.399	.505	.509	.559	.432	.438
Net realized and unrealized gain (loss)	(.109)	.601	.292	(.462)	(.403)	(.023)	(.257)
Total from investment operations	.070	1.000	.797	.047	.156	.409	.181
Distributions from net investment income	(.190)	(.470)	(.497)	(.527)	(.556)	(.429)	(.451)
Distributions from net realized gain	-	-	-	-	-	-	(.060)
Total distributions	(.190)	(.470)	(.497)	(.527)	(.556)	(.429)	(.511)
Net asset value, end of period	$ 10.82	$ 10.94	$ 10.41	$ 10.11	$ 10.59	$ 10.99	$ 11.01
Total Return B, C	.64%	9.83%	8.14%	.46%	1.38%	3.80%	1.61%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45% A	.55%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45% A	.55%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45% A	.55%
Net investment income (loss)	3.32% A	3.74%	4.99%	4.91%	5.10%	4.73% A	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 778	$ 829	$ 838	$ 1,049	$ 1,446	$ 1,612	$ 1,807
Portfolio turnover rate F	521% A	527%	476%	397%	409%	232% A	183%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended October 31. I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 I	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32
Income from Investment Operations
Net investment income (loss) D	.174	.391	.496	.499	.548	.424	.432
Net realized and unrealized gain (loss)	(.099)	.603	.284	(.461)	(.411)	(.011)	(.266)
Total from investment operations	.075	.994	.780	.038	.137	.413	.166
Distributions from net investment income	(.185)	(.464)	(.490)	(.518)	(.547)	(.423)	(.446)
Distributions from net realized gain	-	-	-	-	-	-	(.060)
Total distributions	(.185)	(.464)	(.490)	(.518)	(.547)	(.423)	(.506)
Net asset value, end of period	$ 10.79	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.97	$ 10.98
Total Return B, C	.69%	9.80%	7.98%	.37%	1.20%	3.85%	1.48%
Ratios to Average Net Assets E, G
Expenses before reductions	.55% A	.50%	.52%	.54%	.53%	.52% A	.60%
Expenses net of fee waivers, if any	.55% A	.50%	.52%	.54%	.53%	.52% A	.60%
Expenses net of all reductions	.55% A	.50%	.52%	.54%	.53%	.52% A	.60%
Net investment income (loss)	3.22% A	3.69%	4.92%	4.83%	5.02%	4.66% A	3.87%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 10	$ 10	$ 7	$ 10	$ 14	$ 16
Portfolio turnover rate F	521% A	527%	476%	397%	409%	232% A	183%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended October 31. I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 24,659
Gross unrealized depreciation	(15,994)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,665

Tax cost	$ 1,162,783

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payment in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 2	$ (5)
Swap Agreements	(214)	610
Total Interest Rate Risk (a)(b)	$ (212)	$ 605

(a) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $2 for futures contracts and $(214) for swap agreements.

(b) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $(5) for futures contracts and $610 for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond markets, and to fluctuations in currency values.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Semiannual Report

4. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $62,724 and $96,033, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 72	$ 2
Class T	-%	.25%	48	1
Class B	.65%	.25%	28	20
Class C	.75%	.25%	87	12
			$ 235	$ 35

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	2
Class B*	4
Class C*	-**
$ 11

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents less than $1,000.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities' average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 64.22
Class T	37.20
Class B	8.26
Class C	16.18
Fidelity Mortgage Securities Fund	401.10
Institutional Class	8.20
	$ 534

* Annualized

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6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010
From net investment income
Class A	$ 908	$ 2,250
Class T	609	1,580
Class B	77	427
Class C	209	612
Fidelity Mortgage Securities Fund	14,017	36,331
Institutional Class	145	400
Total	$ 15,965	$ 41,600

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Class A
Shares sold	582	2,781	$ 6,331	$ 29,523
Reinvestment of distributions	67	177	729	1,879
Shares redeemed	(1,134)	(1,894)	(12,300)	(20,089)
Net increase (decrease)	(485)	1,064	$ (5,240)	$ 11,313
Class T
Shares sold	330	918	$ 3,600	$ 9,808
Reinvestment of distributions	49	136	530	1,445
Shares redeemed	(735)	(1,143)	(7,995)	(12,127)
Net increase (decrease)	(356)	(89)	$ (3,865)	$ (874)
Class B
Shares sold	23	231	$ 255	$ 2,472
Reinvestment of distributions	5	33	49	347
Shares redeemed	(168)	(1,420)	(1,824)	(15,023)
Net increase (decrease)	(140)	(1,156)	$ (1,520)	$ (12,204)
Class C
Shares sold	108	365	$ 1,159	$ 3,873
Reinvestment of distributions	14	44	153	466
Shares redeemed	(257)	(470)	(2,783)	(4,981)
Net increase (decrease)	(135)	(61)	$ (1,471)	$ (642)
Fidelity Mortgage Securities Fund
Shares sold	5,525	11,591	$ 60,049	$ 123,757
Reinvestment of distributions	1,166	3,091	12,681	32,856
Shares redeemed	(10,609)	(19,469)	(115,186)	(207,063)
Net increase (decrease)	(3,918)	(4,787)	$ (42,456)	$ (50,450)
Institutional Class
Shares sold	67	419	$ 725	$ 4,511
Reinvestment of distributions	12	25	130	266
Shares redeemed	(384)	(554)	(4,151)	(5,864)
Net increase (decrease)	(305)	(110)	$ (3,296)	$ (1,087)

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Advisor Mortgage Securities Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mortgage Securities Fund

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

MOR-USAN-0411
1.784900.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Short Fixed-Income
Fund - Class A, Class T, Class B and Class C

Semiannual Report

February 28, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class A	.72%
Actual		$ 1,000.00	$ 1,007.00	$ 3.58
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61
Class T	.71%
Actual		$ 1,000.00	$ 1,007.00	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Class B	1.53%
Actual		$ 1,000.00	$ 1,004.00	$ 7.60
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class C	1.56%
Actual		$ 1,000.00	$ 1,002.80	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,007.90	$ 2.64
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
U.S. Government and U.S. Government Agency Obligations † 55.2%	U.S. Government and U.S. Government Agency Obligations † 55.6%
AAA 13.4%	AAA 14.3%
AA 8.9%	AA 9.4%
A 8.2%	A 8.3%
BBB 9.3%	BBB 10.3%
BB and Below 1.1%	BB and Below 1.2%
Not Rated 0.5%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Weighted Average Maturity as of February 28, 2011
6 months ago
Years	2.1	2.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	1.8	1.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011 *	As of August 31, 2010 **
Corporate Bonds 25.3%	Corporate Bonds 26.6%
U.S. Government and U.S. Government Agency Obligations † 55.2%	U.S. Government and U.S. Government Agency Obligations † 55.6%
Asset-Backed Securities 9.7%	Asset-Backed Securities 10.8%
CMOs and Other Mortgage Related Securities 5.5%	CMOs and Other Mortgage Related Securities 5.7%
Municipal Bonds 0.6%	Municipal Bonds 0.2%
Other Investments 0.3%	Other Investments 0.5%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 0.6%

* Foreign investments	8.9%	** Foreign investments	9.2%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
† Includes FDIC Guaranteed Corporate Securities.

Semiannual Report

Investments February 28, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 3,076,000	$ 3,156,373
6.5% 11/15/13	1,149,000	1,295,087
		4,451,460
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	970,000	1,006,359
Household Durables - 0.2%
Fortune Brands, Inc. 3% 6/1/12	1,230,000	1,244,491
Whirlpool Corp. 6.125% 6/15/11	1,250,000	1,268,631
		2,513,122
Media - 1.0%
COX Communications, Inc. 7.125% 10/1/12	3,434,000	3,737,930
NBC Universal, Inc. 3.65% 4/30/15 (d)	1,310,000	1,338,896
News America, Inc. 5.3% 12/15/14	2,007,000	2,223,170
Time Warner Cable, Inc. 5.4% 7/2/12	2,542,000	2,681,838
Time Warner, Inc. 3.15% 7/15/15	1,923,000	1,952,582
		11,934,416
Specialty Retail - 0.2%
Staples, Inc.:
7.375% 10/1/12	1,224,000	1,330,843
7.75% 4/1/11	1,510,000	1,517,994
		2,848,837
TOTAL CONSUMER DISCRETIONARY		22,754,194
CONSUMER STAPLES - 1.3%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	2,054,000	2,097,734
7.2% 1/15/14 (d)	2,150,000	2,461,163
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	1,269,000	1,252,865
Diageo Capital PLC 5.2% 1/30/13	510,000	548,255
Diageo Finance BV 5.5% 4/1/13	1,807,000	1,961,318
The Coca-Cola Co. 3.625% 3/15/14	1,300,000	1,379,556
		9,700,891
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	1,607,000	1,605,497
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.3%
Cargill, Inc. 5.2% 1/22/13 (d)	$ 500,000	$ 533,920
Kraft Foods, Inc.:
2.625% 5/8/13	2,575,000	2,644,195
5.625% 11/1/11	155,000	159,914
		3,338,029
Tobacco - 0.1%
Altria Group, Inc. 8.5% 11/10/13	1,000,000	1,178,183
TOTAL CONSUMER STAPLES		15,822,600
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Cenovus Energy, Inc. 4.5% 9/15/14	2,105,000	2,267,664
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	1,061,774	1,064,843
Enterprise Products Operating LP 4.6% 8/1/12	1,896,000	1,977,524
Gazstream SA 5.625% 7/22/13 (d)	821,357	849,078
Marathon Petroleum Corp. 3.5% 3/1/16 (d)	1,050,000	1,055,613
NGPL PipeCo LLC 6.514% 12/15/12 (d)	1,400,000	1,509,143
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	1,151,000	1,162,337
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	1,800,000	1,870,574
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (d)	704,000	727,767
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	1,922,000	2,065,520
Shell International Finance BV 1.875% 3/25/13	2,590,000	2,642,090
Southeast Supply Header LLC 4.85% 8/15/14 (d)	1,835,000	1,924,344
Total Capital Canada Ltd. 1.625% 1/28/14	1,210,000	1,212,766
XTO Energy, Inc. 4.9% 2/1/14	1,559,000	1,709,062
		22,038,325
FINANCIALS - 14.2%
Capital Markets - 2.2%
Goldman Sachs Group, Inc.:
3.625% 8/1/12	4,250,000	4,392,821
4.75% 7/15/13	930,000	989,971
5.25% 10/15/13	867,000	939,490
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	965,000	981,134
JPMorgan Chase & Co.:
1.1031% 1/24/14 (g)	2,500,000	2,515,658
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase & Co.: - continued
2.05% 1/24/14	$ 3,930,000	$ 3,942,112
Merrill Lynch & Co., Inc. 5.45% 7/15/14	950,000	1,023,248
Morgan Stanley:
1.9025% 1/24/14 (g)	1,200,000	1,217,641
2.875% 1/24/14	1,200,000	1,209,560
6% 5/13/14	2,690,000	2,943,331
Northern Trust Corp. 4.625% 5/1/14	283,000	308,181
Royal Bank of Scotland PLC:
3.25% 1/11/14	1,200,000	1,212,586
3.4% 8/23/13	1,200,000	1,223,183
The Bank of New York, Inc. 4.3% 5/15/14	1,840,000	1,983,956
UBS AG Stamford Branch 2.25% 1/28/14	2,500,000	2,489,285
		27,372,157
Commercial Banks - 5.2%
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	2,400,000	2,413,968
Bank of Montreal 2.125% 6/28/13	2,670,000	2,725,816
Barclays Bank PLC 2.375% 1/13/14	3,080,000	3,095,483
Canadian Imperial Bank of Commerce 1.45% 9/13/13	2,094,000	2,087,381
Credit Agricole SA 0.4834% 6/7/11 (d)(g)	1,800,000	1,798,254
Credit Suisse New York Branch 2.2% 1/14/14	3,082,000	3,094,608
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (d)(g)	147,614	144,846
Fifth Third Bancorp 3.625% 1/25/16	673,000	675,796
ING Bank NV 2.65% 1/14/13 (d)	2,540,000	2,546,210
Marshall & Ilsley Bank 6.375% 9/1/11	1,357,000	1,384,607
Nordea Bank AB 1.75% 10/4/13 (d)	1,830,000	1,819,520
PNC Funding Corp.:
3% 5/19/14	1,700,000	1,744,424
3.625% 2/8/15	1,445,000	1,495,949
Rabobank Nederland NV 1.85% 1/10/14	4,985,000	4,991,032
Regions Financial Corp. 4.875% 4/26/13	1,300,000	1,306,655
Royal Bank of Canada 1.125% 1/15/14	2,885,000	2,852,821
Royal Bank of Scotland PLC 1.5% 3/30/12 (d)	3,080,000	3,106,867
Santander US Debt SA Unipersonal 2.485% 1/18/13 (d)	2,370,000	2,325,060
Sumitomo Mitsui Banking Corp. 1.95% 1/14/14 (d)	2,400,000	2,402,374
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	4,282,000	4,375,463
U.S. Bancorp:
1.375% 9/13/13	1,230,000	1,230,525
4.2% 5/15/14	1,770,000	1,891,348
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Union Bank NA Mtn Bank Nts Be 2.125% 12/16/13	$ 4,370,000	$ 4,383,949
Wells Fargo & Co.:
3.625% 4/15/15	1,200,000	1,243,112
4.375% 1/31/13	3,806,000	4,029,606
5.25% 10/23/12	646,000	688,635
Westpac Banking Corp.:
0.8531% 4/8/13 (d)(g)	1,300,000	1,302,952
1.85% 12/9/13	1,889,000	1,894,673
2.1% 8/2/13	581,000	587,324
		63,639,258
Consumer Finance - 2.1%
American Honda Finance Corp. 2.375% 3/18/13 (d)	550,000	557,571
Capital One Financial Corp.:
5.7% 9/15/11	1,050,000	1,077,720
7.375% 5/23/14	2,500,000	2,881,118
Caterpillar Financial Services Corp.:
1.55% 12/20/13	840,000	843,021
2% 4/5/13	979,000	992,992
2.75% 6/24/15	701,000	712,897
General Electric Capital Corp.:
1.875% 9/16/13	2,278,000	2,285,927
2.1% 1/7/14	2,871,000	2,879,808
2.25% 11/9/15	1,650,000	1,599,305
3.5% 8/13/12	8,048,000	8,324,054
HSBC Finance Corp. 5.9% 6/19/12	1,200,000	1,267,255
John Deere Capital Corp. 1.875% 6/17/13	2,143,000	2,173,021
		25,594,689
Diversified Financial Services - 2.7%
BB&T Corp. 3.375% 9/25/13	1,200,000	1,254,091
BNP Paribas 2.125% 12/21/12	2,030,000	2,060,367
BP Capital Markets PLC 3.125% 3/10/12	1,831,000	1,872,315
Citigroup, Inc.:
1.7531% 1/13/14 (g)	2,043,000	2,073,369
2.312% 8/13/13 (g)	500,000	513,318
5.125% 5/5/14	628,000	675,116
6.375% 8/12/14	2,900,000	3,235,730
6.5% 8/19/13	1,733,000	1,909,991
Deutsche Bank AG London Branch 2.375% 1/11/13	5,240,000	5,327,629
Iberbond 2004 PLC 4.826% 12/24/17 (j)	1,535,090	1,504,388
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co. 3.4% 6/24/15	$ 2,005,000	$ 2,032,813
MassMutual Global Funding II 3.625% 7/16/12 (d)	800,000	827,319
New York Life Global Fund:
2.25% 12/14/12 (d)	1,200,000	1,227,128
5.25% 10/16/12 (d)	2,280,000	2,439,491
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (g)	270,000	263,250
Pricoa Global Funding I 5.45% 6/11/14 (d)	1,150,000	1,252,979
USAA Capital Corp. 3.5% 7/17/14 (d)	1,798,000	1,864,812
Volkswagen International Finance NV 1.625% 8/12/13 (d)	1,089,000	1,095,434
Whirlpool Corp. 8% 5/1/12	1,220,000	1,307,689
		32,737,229
Insurance - 0.8%
Berkshire Hathaway, Inc. 2.125% 2/11/13	2,570,000	2,627,411
Metropolitan Life Global Funding I:
2.5% 1/11/13 (d)	2,105,000	2,144,875
2.5% 9/29/15 (d)	1,000,000	975,567
2.875% 9/17/12 (d)	2,254,000	2,304,929
Prudential Financial, Inc. 3.625% 9/17/12	1,850,000	1,909,431
		9,962,213
Real Estate Investment Trusts - 0.1%
Equity One, Inc. 6.25% 12/15/14	1,200,000	1,287,341
Real Estate Management & Development - 0.4%
Duke Realty LP 5.625% 8/15/11	1,010,000	1,026,160
Liberty Property LP 6.375% 8/15/12	1,358,000	1,446,102
Simon Property Group LP:
4.2% 2/1/15	484,000	509,889
5.3% 5/30/13	1,511,000	1,636,192
		4,618,343
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp.:
1.7138% 1/30/14 (g)	2,000,000	2,025,056
3.7% 9/1/15	960,000	970,243
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Countrywide Financial Corp. 5.8% 6/7/12	$ 3,693,000	$ 3,893,940
U.S. Central Federal Credit Union 1.9% 10/19/12	1,810,000	1,846,618
		8,735,857
TOTAL FINANCIALS		173,947,087
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Express Scripts, Inc. 5.25% 6/15/12	1,783,000	1,869,597
Pharmaceuticals - 0.1%
Wyeth 5.5% 2/1/14	703,000	779,873
TOTAL HEALTH CARE		2,649,470
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (d)	1,500,000	1,599,642
6.4% 12/15/11 (d)	1,320,000	1,378,481
		2,978,123
Airlines - 0.0%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	7,122	7,147
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	3,030,000	3,092,633
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
1.875% 6/15/13	1,330,000	1,344,497
5.45% 10/15/12	610,000	653,028
		1,997,525
TOTAL INDUSTRIALS		8,075,428
INFORMATION TECHNOLOGY - 0.1%
Office Electronics - 0.1%
Xerox Corp. 5.5% 5/15/12	1,639,000	1,721,917
MATERIALS - 0.9%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	4,852,000	5,108,748
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (d)	$ 2,400,000	$ 2,422,291
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	774,000	810,498
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	700,000	753,289
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	1,413,000	1,710,658
		5,696,736
TOTAL MATERIALS		10,805,484
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.8%
AT&T Broadband Corp. 8.375% 3/15/13	750,000	850,634
AT&T, Inc.:
4.95% 1/15/13	2,327,000	2,490,346
6.7% 11/15/13	470,000	531,904
Deutsche Telekom International Financial BV 5.375% 3/23/11	4,000,000	4,010,892
France Telecom SA 4.375% 7/8/14	1,491,000	1,604,361
SBC Communications, Inc. 5.875% 2/1/12	1,031,000	1,080,491
Telecom Italia Capital SA 6.175% 6/18/14	3,100,000	3,299,501
Telefonica Emisiones SAU 2.582% 4/26/13	3,300,000	3,323,621
Verizon New England, Inc. 6.5% 9/15/11	1,475,000	1,521,346
Verizon New York, Inc. 6.875% 4/1/12	2,651,000	2,811,942
		21,525,038
Wireless Telecommunication Services - 0.9%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,684,887
Verizon Wireless Capital LLC:
3.75% 5/20/11	3,531,000	3,556,084
5.25% 2/1/12	1,252,000	1,303,827
Vodafone Group PLC 5.5% 6/15/11	3,380,000	3,428,584
		10,973,382
TOTAL TELECOMMUNICATION SERVICES		32,498,420
UTILITIES - 1.5%
Electric Utilities - 1.1%
Commonwealth Edison Co.:
1.625% 1/15/14	668,000	666,339
5.4% 12/15/11	992,000	1,028,835
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
EDP Finance BV 5.375% 11/2/12 (d)	$ 1,000,000	$ 1,034,299
FirstEnergy Corp. 6.45% 11/15/11	2,045,000	2,114,612
FirstEnergy Solutions Corp. 4.8% 2/15/15	340,000	357,668
LG&E and KU Energy LLC 2.125% 11/15/15 (d)	831,000	796,399
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	2,675,000	2,760,223
Progress Energy, Inc.:
6.05% 3/15/14	815,000	907,492
7.1% 3/1/11	2,181,000	2,181,000
Southern Co.:
0.7031% 10/21/11 (g)	1,173,000	1,175,920
4.15% 5/15/14	412,000	436,499
		13,459,286
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	2,260,000	2,305,087
Multi-Utilities - 0.2%
Dominion Resources, Inc. 6.3% 9/30/66 (g)	1,336,000	1,305,940
DTE Energy Co. 7.05% 6/1/11	1,600,000	1,623,784
		2,929,724
TOTAL UTILITIES		18,694,097
TOTAL NONCONVERTIBLE BONDS (Cost $301,100,918)		309,007,022
U.S. Government and Government Agency Obligations - 49.5%

U.S. Government Agency Obligations - 10.5%
Fannie Mae:
0.375% 12/28/12	8,850,000	8,779,952
0.75% 2/26/13	11,394,000	11,394,308
1.25% 2/27/14	6,983,000	6,970,996
2.5% 5/15/14	18,754,000	19,376,689
2.75% 3/13/14	8,200,000	8,541,194
4.625% 10/15/13	10,789,000	11,759,136
4.75% 11/19/12	996,000	1,065,476
Federal Home Loan Bank:
1% 3/27/13	770,000	771,287
1.125% 5/18/12	5,060,000	5,099,266
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac:
0.625% 12/28/12	$ 15,420,000	$ 15,400,108
0.75% 3/28/13	10,303,000	10,292,058
1.125% 7/27/12	5,227,000	5,270,060
1.375% 2/25/14	6,788,000	6,797,653
1.75% 6/15/12	3,121,000	3,172,181
2.5% 1/7/14	1,000,000	1,031,735
2.5% 4/23/14	1,200,000	1,239,852
4.125% 12/21/12	480,000	509,263
4.5% 1/15/14	10,379,000	11,317,490
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		128,788,704
U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Notes 2.375% 4/15/11	6,623,976	6,683,418
U.S. Treasury Obligations - 35.0%
U.S. Treasury Notes:
0.375% 10/31/12	6,599,000	6,580,958
0.625% 12/31/12	6,794,000	6,794,530
0.75% 5/31/12	42,050,000	42,256,886
0.875% 1/31/12	25,159,000	25,295,613
1% 4/30/12	46,909,000	47,266,447
1% 1/15/14	31,412,000	31,311,387
1.25% 2/15/14	94,452,000	94,688,118
1.375% 2/15/13	38,139,000	38,658,949
1.75% 4/15/13	79,377,000	81,063,761
1.75% 3/31/14	2,770,000	2,815,877
1.875% 4/30/14	36,034,000	36,743,437
2.375% 9/30/14	3,667,000	3,783,886
2.375% 10/31/14	9,988,000	10,297,009
TOTAL U.S. TREASURY OBLIGATIONS		427,556,858
Other Government Related - 3.4%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (e)	1,200,000	1,226,293
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	1,035,000	1,056,142
3.125% 6/15/12 (FDIC Guaranteed) (e)	959,000	990,960
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (e)	2,440,000	2,479,418
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (e)	$ 4,800,000	$ 4,897,661
1.875% 11/15/12 (FDIC Guaranteed) (e)	2,900,000	2,957,980
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (e)	1,540,000	1,570,383
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (e)	3,700,000	3,782,184
2.625% 12/28/12 (FDIC Guaranteed) (e)	3,422,000	3,537,982
3% 12/9/11 (FDIC Guaranteed) (e)	5,407,000	5,519,266
Goldman Sachs Group, Inc.:
2.15% 3/15/12 (FDIC Guaranteed) (e)	500,000	508,663
3.25% 6/15/12 (FDIC Guaranteed) (e)	459,000	475,090
HSBC USA, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (e)	560,000	572,464
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (e)	1,782,000	1,819,490
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (e)	2,670,000	2,729,261
Wells Fargo & Co. 3% 12/9/11 (FDIC Guaranteed) (e)	7,700,000	7,859,275
TOTAL OTHER GOVERNMENT RELATED		41,982,512
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $601,092,262)		605,011,492
U.S. Government Agency - Mortgage Securities - 3.2%

Fannie Mae - 2.4%
2.018% 10/1/33 (g)	69,164	71,304
2.142% 3/1/35 (g)	53,122	54,945
2.397% 5/1/33 (g)	17,097	17,792
2.474% 10/1/35 (g)	98,002	101,467
2.545% 5/1/35 (g)	685,925	721,781
2.553% 10/1/33 (g)	100,776	106,100
2.554% 12/1/34 (g)	413,321	435,185
2.573% 3/1/35 (g)	32,696	34,312
2.613% 7/1/35 (g)	650,892	684,004
2.62% 11/1/36 (g)	121,212	127,542
2.622% 12/1/33 (g)	403,881	424,310
2.634% 11/1/34 (g)	370,076	386,318
2.634% 7/1/35 (g)	2,223,567	2,337,055
2.643% 2/1/35 (g)	771,482	809,809
2.673% 10/1/35 (g)	835,732	877,541
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.686% 11/1/36 (g)	$ 778,898	$ 818,005
2.733% 7/1/35 (g)	267,529	280,506
2.743% 8/1/35 (g)	475,431	497,798
2.917% 4/1/35 (g)	250,321	263,406
3.193% 1/1/40 (g)	1,125,730	1,161,764
3.247% 10/1/35 (g)	189,083	199,489
3.547% 12/1/39 (g)	328,414	341,969
3.606% 3/1/40 (g)	1,275,015	1,330,187
3.768% 10/1/39 (g)	1,430,447	1,481,523
4.5% 8/1/18 to 7/1/20	7,983,133	8,471,761
5.5% 11/1/16 to 6/1/19	4,180,872	4,529,348
6.5% 6/1/11 to 3/1/35	2,301,023	2,523,898
7% 1/1/16 to 11/1/18	93,720	101,522
7.5% 5/1/12 to 10/1/14	20,289	21,816
TOTAL FANNIE MAE		29,212,457
Freddie Mac - 0.8%
2.521% 4/1/35 (g)	731,504	763,246
2.585% 1/1/35 (g)	139,397	146,351
2.597% 11/1/35 (g)	406,224	425,791
3.087% 8/1/34 (g)	169,232	177,283
3.212% 6/1/37 (g)	426,350	449,342
3.325% 8/1/36 (g)	263,301	276,031
3.524% 12/1/39 (g)	890,050	922,607
3.552% 4/1/40 (g)	855,659	887,501
3.588% 4/1/40 (g)	762,628	792,165
4.5% 8/1/18 to 11/1/18	4,583,931	4,867,122
8.5% 5/1/26 to 7/1/28	89,620	102,936
12% 11/1/19	2,490	2,790
TOTAL FREDDIE MAC		9,813,165
Ginnie Mae - 0.0%
7% 1/15/25 to 6/15/32	396,540	451,770
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $38,188,697)		39,477,392
Asset-Backed Securities - 9.7%
	Principal Amount	Value
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	$ 475,896	$ 380,828
Series 2005-1 Class M1, 0.7315% 4/25/35 (g)	216,835	162,225
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0115% 3/25/34 (g)	5,309	5,241
Series 2005-HE2 Class M2, 0.7115% 4/25/35 (g)	21,642	20,333
Series 2006-OP1:
Class M4, 0.6315% 4/25/36 (g)	21,600	192
Class M5, 0.6515% 4/25/36 (g)	1,280	3
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.742% 10/20/14 (g)	5,131	955
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	2,040,000	2,064,354
Series 2010-1 Class A4, 2.3% 12/15/14	1,800,000	1,831,434
Series 2010-4 Class A3, 0.91% 11/17/14	1,680,000	1,668,834
Series 2010-5 Class A3, 1.11% 1/15/15	1,130,000	1,126,512
Series 2011-1 Class A3, 1.45% 1/15/15	1,390,000	1,393,679
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	510,000	522,974
Series 2011-1 Class A2, 2.15% 1/15/16	4,370,000	4,363,345
AmeriCredit Automobile Receivables Trust:
Series 2006-1 Class D, 5.49% 4/6/12	994,144	995,834
Series 2007-AX Class A4, 0.303% 10/6/13 (XL Capital Assurance, Inc. Insured) (g)	2,385,780	2,373,064
Series 2007-CM Class A4B, 0.343% 4/7/14 (National Public Finance Guarantee Corp. Insured) (g)	2,452,229	2,437,200
Americredit Automobile Receivables Trust Series 2010-4 Class A3, 1.27% 4/8/15	1,510,000	1,503,944
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	850,000	849,804
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.8115% 4/25/34 (g)	16,966	4,364
Series 2005-R2 Class M1, 0.7115% 4/25/35 (g)	262,030	224,960
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.04% 3/25/34 (g)	82,560	65,761
Series 2006-W4 Class A2C, 0.4215% 5/25/36 (g)	176,970	63,337
Axon Financial Funding Ltd. 2.025% 4/4/17 (b)(d)(g)	432,000	4
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)	1,416,118	1,430,112
Class A4, 3.52% 6/15/16 (d)	1,100,000	1,139,150
Asset-Backed Securities - continued
	Principal Amount	Value
Bank of America Auto Trust: - continued
Series 2009-3A Class A3, 1.67% 12/15/13 (d)	$ 1,966,256	$ 1,980,252
Series 2010-2 Class A3, 1.31% 7/15/14	2,250,000	2,267,073
BMW Vehicle Lease Trust:
Series 2009-1 Class A3, 2.91% 3/15/12	548,901	552,514
Series 2010-1 Class A3, 0.82% 4/15/13	1,560,000	1,560,800
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0528% 12/1/41 (g)	839,080	838,040
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3128% 12/26/24 (g)	206,176	186,589
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (g)	7,684	7,619
Capital Auto Receivables Asset Trust Series 2007-1 Class B, 5.15% 9/17/12	1,085,000	1,118,007
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	643,086	653,726
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	1,778,708	1,832,143
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16	700,000	755,588
Series 2009-A2 Class A2, 3.2% 4/15/14	3,572,000	3,598,993
Capital One Prime Auto Receivables Trust Series 2007-1 Class B1, 5.76% 12/15/13	1,060,000	1,070,612
Capital Trust Ltd. Series 2004-1:
Class A2, 0.712% 7/20/39 (d)(g)	703,061	527,296
Class B, 1.012% 7/20/39 (d)(g)	373,480	171,801
Class C, 1.362% 7/20/39 (d)(g)	478,070	71,711
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5615% 7/25/36 (g)	144,785	9,185
Series 2006-NC2 Class M7, 1.1115% 6/25/36 (g)	54,000	228
Series 2006-RFC1 Class M9, 2.1315% 5/25/36 (g)	23,652	1,441
Series 2007-RFC1 Class A3, 0.4015% 12/25/36 (g)	228,766	86,007
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	900,000	962,763
Series 2008-9 Class A, 4.26% 5/15/13	1,330,000	1,340,857
Series 2009-A3 Class A3, 2.4% 6/17/13	4,010,000	4,033,298
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	1,220,000	1,220,576
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (d)	169,011	169,076
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	1,200,000	1,212,960
Series 2008-A5 Class A5, 4.85% 4/22/15	1,400,000	1,506,493
Series 2009-A3 Class A3, 2.7% 6/24/13	1,665,000	1,685,020
Asset-Backed Securities - continued
	Principal Amount	Value
Citibank Credit Card Issuance Trust: - continued
Series 2009-A5 Class A5, 2.25% 12/23/14	$ 4,500,000	$ 4,597,191
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (d)	527,557	528,933
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5315% 5/25/37 (g)	97,135	15,142
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	41,917	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5106% 3/25/32 (MGIC Investment Corp. Insured) (g)	31,876	11,908
Series 2004-2 Class 3A4, 0.5115% 7/25/34 (g)	81,779	65,736
Series 2004-3 Class M4, 1.2315% 4/25/34 (g)	20,061	8,359
Series 2004-4 Class M2, 1.0565% 6/25/34 (g)	74,616	42,765
Series 2005-3 Class MV1, 0.6815% 8/25/35 (g)	107,750	103,047
Series 2005-AB1 Class A2, 0.4715% 8/25/35 (g)	12,639	12,472
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7353% 5/28/35 (g)	159,655	127,952
Class AB3, 0.6842% 5/28/35 (g)	67,441	49,758
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4365% 8/25/34 (g)	36,914	21,184
Series 2006-2 Class M1, 0.5715% 7/25/36 (g)	1,430,000	44,570
Series 2006-3 Class 2A3, 0.4215% 11/25/36 (g)	571,298	211,469
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.5415% 10/25/35 (g)	356,544	343,535
Ford Credit Auto Lease Trust:
Series 2010-A Class A2, 1.04% 3/15/13 (d)	520,923	521,436
Series 2010-B Class A3, 0.8% 7/15/13 (d)	1,610,000	1,608,857
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	2,044,758
Series 2006-C Class B, 5.3% 6/15/12	750,000	761,424
Series 2007-A:
Class B, 5.6% 10/15/12	490,000	509,207
Class C, 5.8% 2/15/13	775,000	808,047
Series 2008-B Class A3A, 4.28% 5/15/12	607,917	611,119
Series 2009-C Class A4, 4.43% 11/15/14	1,000,000	1,061,090
Series 2009-E Class A3, 1.51% 1/15/14	1,300,000	1,310,484
Series 2010-B Class A3, 0.98% 10/15/14	1,210,000	1,213,286
Ford Credit Floorplan Master Owner Trust:
Series 2006-4:
Class A, 0.5158% 6/15/13 (g)	1,200,000	1,197,697
Class B, 0.8158% 6/15/13 (g)	98,000	97,750
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust: - continued
Series 2010-1 Class A, 1.9158% 12/15/14 (d)(g)	$ 1,290,000	$ 1,315,502
Series 2010-5 Class A1, 1.5% 9/15/15	1,110,000	1,100,657
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	766,767	767,815
Class C, 5.43% 2/16/15	1,845,000	1,838,797
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6865% 11/25/34 (g)	104,293	24,702
Class M5, 1.7615% 11/25/34 (g)	66,415	10,052
Series 2005-A:
Class M3, 0.7515% 1/25/35 (g)	120,398	59,499
Class M4, 0.9415% 1/25/35 (g)	46,138	14,697
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (d)(g)	298,000	175,820
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	648,000	515,808
GE Business Loan Trust Series 2003-1 Class A, 0.6958% 4/15/31 (d)(g)	31,365	29,327
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	3,000,000	3,030,429
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.602% 4/20/32 (g)	19,600	19,495
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9115% 6/25/34 (g)	278,359	194,701
Series 2007-HE1 Class M1, 0.5115% 3/25/47 (g)	115,495	6,580
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3415% 5/25/30 (d)(g)	124,504	63,497
Series 2006-3:
Class B, 0.6615% 9/25/46 (d)(g)	783,117	391,559
Class C, 0.8115% 9/25/46 (d)(g)	1,943,752	466,500
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5515% 8/25/33 (g)	99,137	82,355
Series 2003-5 Class A2, 0.9615% 12/25/33 (g)	44,160	31,038
Series 2004-1 Class M2, 1.9615% 6/25/34 (g)	93,639	57,673
Series 2005-5 Class 2A2, 0.5115% 11/25/35 (g)	11,595	11,443
Series 2006-1 Class 2A3, 0.4865% 4/25/36 (g)	135,589	132,079
Series 2006-8 Class 2A1, 0.3115% 3/25/37 (g)	7,266	7,168
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	734,827	742,321
Series 2010-1 Class A4, 1.98% 5/23/16	510,000	518,316
Series 2010-2 Class A3, 1.34% 3/18/14	1,470,000	1,481,026
Series 2010-3 Class A3, 0.7% 5/21/13	2,450,000	2,444,685
Series 2011-1 Class A4, 1.8% 4/17/17	640,000	639,808
Asset-Backed Securities - continued
	Principal Amount	Value
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.552% 3/20/36 (g)	$ 92,888	$ 77,371
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4515% 1/25/37 (g)	157,118	65,988
Hyundai Auto Receivables Trust:
Series 2009-A Class A4, 3.15% 3/15/16	210,000	218,312
Series 2011-A Class A3, 1.16% 4/15/15	800,000	800,008
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	1,693,082	1,702,343
JPMorgan Auto Receivables Trust Series 2006-A Class C, 5.61% 12/15/14 (d)	162,576	162,688
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3915% 11/25/36 (g)	157,766	135,561
Class MV1, 0.4915% 11/25/36 (g)	128,153	84,842
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6328% 12/27/29 (g)	94,968	81,590
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3415% 6/25/34 (g)	11,981	7,531
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (d)	279,872	287,773
Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	93,665	89,552
Class C, 6.125% 4/20/28 (d)	93,665	82,026
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5215% 10/25/36 (g)	57,024	3,202
Series 2007-HE1 Class M1, 0.5615% 5/25/37 (g)	99,598	5,149
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (d)	2,420,000	2,419,519
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	920,000	928,698
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.3715% 4/25/37 (g)	211,266	193,126
Series 2006-OPT1 Class A1A, 0.5215% 6/25/35 (g)	199,218	163,506
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6015% 8/25/34 (g)	138,792	115,245
Series 2004-NC8 Class M6, 1.5115% 9/25/34 (g)	84,071	35,201
Series 2005-NC1 Class M1, 0.7015% 1/25/35 (g)	50,738	35,817
Series 2005-NC2 Class B1, 1.4315% 3/25/35 (g)	52,840	7,990
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	1,131,000	155,513
Series 2006-1 Class AIO, 5.5% 4/25/11 (i)	819,669	6,320
Series 2006-2 Class AIO, 6% 8/25/11 (i)	700,000	14,436
Series 2006-3 Class AIO, 7.1% 1/25/12 (i)	5,140,000	231,300
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust: - continued
Series 2006-4:
Class A1, 0.2915% 3/25/25 (g)	$ 16,134	$ 16,045
Class AIO, 6.35% 2/27/12 (i)	880,000	46,833
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.7315% 2/25/36 (g)	37,735	3,476
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	668,043	670,236
Series 2010-B Class A3, 1.12% 12/15/13	1,100,000	1,101,114
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0384% 10/30/45 (g)	1,178,364	1,180,816
Ocala Funding LLC:
Series 2005-1A Class A, 1.7535% 3/20/49 (b)(d)	71,000	0
Series 2006-1A Class A, 1.662% 3/20/49 (b)(d)(g)	149,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5115% 9/25/34 (g)	797,630	507,069
Class M4, 1.7115% 9/25/34 (g)	1,086,724	506,798
Series 2004-WWF1 Class M4, 1.3615% 12/25/34 (g)	1,905,000	590,827
Series 2005-WCH1:
Class M2, 0.7815% 1/25/36 (g)	97,891	90,758
Class M3, 0.8215% 1/25/36 (g)	60,718	42,995
Class M4, 1.0915% 1/25/36 (g)	187,294	77,292
Series 2005-WHQ2:
Class M7, 1.5115% 5/25/35 (g)	913,983	22,702
Class M9, 2.1415% 5/25/35 (g)	3,207	4
Providian Master Note Trust Series 2006-C1A Class C1, 0.8158% 3/15/15 (d)(g)	461,052	460,967
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	158,320	147,188
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0615% 4/25/33 (g)	648	571
Santander Drive Auto Receivables Trust:
Series 2010-2 Class A2, 0.95% 8/15/13	2,800,000	2,803,404
Series 2010-3 Class A2, 0.93% 6/17/13	900,000	900,195
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0565% 3/25/35 (g)	193,005	159,927
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4106% 3/20/19 (FGIC Insured) (d)(g)	76,638	72,143
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.5016% 6/15/21 (g)	1,800,000	1,656,969
Series 2004-A:
Class B, 0.8816% 6/15/33 (g)	397,498	215,512
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Private Credit Student Loan Trust: - continued
Series 2004-A:
Class C, 1.2516% 6/15/33 (g)	$ 1,181,000	$ 104,829
Series 2004-B Class C, 1.1716% 9/15/33 (g)	1,900,000	910,309
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4115% 9/25/34 (g)	9,003	3,756
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1215% 9/25/34 (g)	86,903	67,692
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	800,000	803,504
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 2/18/14	1,530,536	1,540,733
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.85% 11/20/13	2,450,000	2,447,554
Wachovia Auto Loan Owner Trust Series 2007-1 Class D, 5.65% 2/20/13	2,640,000	2,657,588
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.412% 3/20/14 (g)	1,060,000	1,068,735
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	112,639	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7658% 8/15/15 (d)(g)	888,516	885,559
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	961	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1031% 10/25/44 (d)(g)	1,390,735	625,831
TOTAL ASSET-BACKED SECURITIES (Cost $126,325,197)		118,652,174
Collateralized Mortgage Obligations - 4.1%

Private Sponsor - 1.6%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.4035% 2/17/52 (d)(g)	1,650,000	1,645,000
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7331% 4/12/56 (d)(g)	180,708	179,298
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	829,124	844,845
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.081% 5/20/36 (g)	602,966	612,626
Banc of America Mortgage Securities, Inc. Series 2004-B Class 1A1, 2.9237% 3/25/34 (g)	7,356	6,669
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	890,766	881,858
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Fosse Master Issuer PLC floater:
Series 2006-1A:
Class B2, 0.4631% 10/18/54 (d)(g)	$ 362,000	$ 359,846
Class C2, 0.7731% 10/18/54 (d)(g)	121,000	119,959
Class M2, 0.5531% 10/18/54 (d)(g)	208,000	204,131
Series 2007-1A Class A2, 0.3831% 10/18/54 (d)(g)	313,185	312,313
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.7825% 11/20/56 (d)(g)	311,000	303,473
Series 2007-1A Class 3A1, 0.3925% 11/20/56 (d)(g)	1,202,728	1,186,347
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.463% 12/20/54 (d)(g)	762,000	490,347
Series 2006-2 Class C1, 0.733% 12/20/54 (g)	3,254,000	2,093,949
Series 2006-3 Class C2, 0.763% 12/20/54 (g)	142,000	91,377
Series 2006-4:
Class B1, 0.353% 12/20/54 (g)	381,000	314,325
Class C1, 0.643% 12/20/54 (g)	233,000	149,936
Class M1, 0.433% 12/20/54 (g)	100,000	75,500
Series 2007-1:
Class 1C1, 0.863% 12/20/54 (g)	235,000	151,223
Class 1M1, 0.563% 12/20/54 (g)	153,000	115,515
Class 2C1, 1.223% 12/20/54 (g)	107,000	68,855
Class 2M1, 0.763% 12/20/54 (g)	196,000	147,980
Series 2007-2 Class 2C1, 0.694% 12/17/54 (g)	272,000	175,032
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7531% 1/20/44 (g)	54,183	40,637
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.482% 5/19/35 (g)	46,481	31,113
Holmes Master Issuer PLC floater Series 2007-1 Class 3A1, 0.3831% 7/15/40 (g)	2,692,000	2,688,229
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4715% 5/25/47 (g)	128,269	88,518
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4315% 2/25/37 (g)	188,361	135,451
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.436% 6/15/22 (d)(g)	26,395	24,877
Class C, 0.456% 6/15/22 (d)(g)	161,633	143,449
Class D, 0.466% 6/15/22 (d)(g)	62,186	53,169
Class E, 0.476% 6/15/22 (d)(g)	99,468	83,802
Class F, 0.506% 6/15/22 (d)(g)	179,345	148,408
Class G, 0.576% 6/15/22 (d)(g)	37,282	30,292
Class H, 0.596% 6/15/22 (d)(g)	74,650	59,533
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class J, 0.636% 6/15/22 (d)(g)	$ 87,091	$ 65,536
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5615% 3/25/37 (g)	310,176	20,274
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3831% 10/15/33 (g)	780,000	772,400
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.614% 7/10/35 (d)(g)	105,630	85,888
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7115% 6/25/33 (d)(g)	30,625	25,102
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (g)	5,029	3,741
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (g)	415,454	295,724
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.38% 7/25/36 (g)	1,690,112	1,684,446
Series 2006-5 Class A1, 0.3815% 10/25/46 (g)	735,927	727,989
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (d)(g)	1,453,323	1,206,424
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (g)	154,330	140,965
TOTAL PRIVATE SPONSOR		19,086,371
U.S. Government Agency - 2.5%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	215,372	220,430
Series 2006-64 Class PA, 5.5% 2/25/30	1,049,515	1,064,849
Series 2010-123 Class DL, 3.5% 11/25/25	1,073,307	1,113,577
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2008-76 Class EF, 0.7615% 9/25/23 (g)	454,925	454,518
planned amortization class Series 2006-54 Class PE, 6% 2/25/33	910,529	976,653
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	560,516	613,498
Series 2003-76 Class BA, 4.5% 3/25/18	1,266,674	1,329,459
Series 2010-143 Class B, 3.5% 12/25/25	1,672,675	1,733,506
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	249,106	272,926
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4958% 2/15/19 (g)	$ 2,637,309	$ 2,639,966
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	645,955	685,940
Series 2755 Class LC, 4% 6/15/27	99,544	99,392
Series 2866 Class XE, 4% 12/15/18	1,350,000	1,407,940
Series 2901 Class UM, 4.5% 1/15/30	1,761,444	1,792,215
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	287,931	297,503
Series 2635 Class DG, 4.5% 1/15/18	1,355,656	1,417,075
Series 2970 Class YA, 5% 9/15/18	285,587	291,703
Series 3427 Class FX, 0.4158% 8/15/18 (g)	1,160,715	1,159,787
Series 3555:
Class CM, 4% 12/15/14	5,097,726	5,269,451
Class KH, 4% 12/15/14	5,527,694	5,751,061
Series 3560 Class LA, 2% 8/15/14	978,141	989,836
Series 3573 Class LC, 1.85% 8/15/14	1,560,335	1,576,744
TOTAL U.S. GOVERNMENT AGENCY		31,158,029
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $48,053,909)		50,244,400
Commercial Mortgage Securities - 3.9%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4561% 2/14/43 (g)(i)	2,714,871	64,336
Banc of America Commercial Mortgage Trust sequential payer Series 2007-3 Class A1, 5.6579% 6/10/49 (g)	1,001,361	1,021,716
Banc of America Commercial Mortgage, Inc.:
Series 2004-6 Class XP, 0.5011% 12/10/42 (g)(i)	7,999,043	25,847
Series 2005-4 Class XP, 0.1875% 7/10/45 (g)(i)	11,161,786	39,131
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7358% 3/15/22 (d)(g)	78,149	69,553
Class G, 0.7958% 3/15/22 (d)(g)	50,652	44,067
Series 2006-BIX1:
Class F, 0.5758% 10/15/19 (d)(g)	201,139	177,002
Class G, 0.5958% 10/15/19 (d)(g)	137,009	115,088
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1115% 12/25/33 (d)(g)	$ 9,723	$ 7,098
Series 2004-1:
Class A, 0.6215% 4/25/34 (d)(g)	462,967	409,726
Class B, 2.1615% 4/25/34 (d)(g)	56,087	31,409
Class M1, 0.8215% 4/25/34 (d)(g)	32,476	24,844
Class M2, 1.4615% 4/25/34 (d)(g)	31,324	21,927
Series 2004-2:
Class A, 0.6915% 8/25/34 (d)(g)	400,327	348,285
Class M1, 0.8415% 8/25/34 (d)(g)	142,674	105,579
Series 2004-3:
Class A1, 0.6315% 1/25/35 (d)(g)	713,317	613,453
Class A2, 0.6815% 1/25/35 (d)(g)	108,726	81,545
Class M1, 0.7615% 1/25/35 (d)(g)	38,493	27,715
Class M2, 1.2615% 1/25/35 (d)(g)	24,908	16,813
Series 2005-2A:
Class A1, 0.5715% 8/25/35 (d)(g)	155,642	126,848
Class M1, 0.6915% 8/25/35 (d)(g)	11,548	7,741
Class M2, 0.7415% 8/25/35 (d)(g)	19,047	11,904
Class M3, 0.7615% 8/25/35 (d)(g)	10,538	6,349
Class M4, 0.8715% 8/25/35 (d)(g)	9,674	5,496
Series 2005-3A:
Class A1, 0.5815% 11/25/35 (d)(g)	87,352	71,192
Class A2, 0.6615% 11/25/35 (d)(g)	56,631	44,739
Class M1, 0.7015% 11/25/35 (d)(g)	10,332	6,819
Class M2, 0.7515% 11/25/35 (d)(g)	13,117	8,133
Class M3, 0.7715% 11/25/35 (d)(g)	11,739	6,809
Class M4, 0.8615% 11/25/35 (d)(g)	14,626	7,788
Series 2005-4A:
Class A2, 0.6515% 1/25/36 (d)(g)	1,004,982	783,886
Class B1, 1.6615% 1/25/36 (d)(g)	67,623	25,697
Class M1, 0.7115% 1/25/36 (d)(g)	316,085	210,196
Class M2, 0.7315% 1/25/36 (d)(g)	119,944	74,965
Class M3, 0.7615% 1/25/36 (d)(g)	128,908	73,478
Class M4, 0.8715% 1/25/36 (d)(g)	65,962	34,300
Class M5, 0.9115% 1/25/36 (d)(g)	65,962	31,332
Class M6, 0.9615% 1/25/36 (d)(g)	66,939	27,445
Series 2006-1:
Class A2, 0.6215% 4/25/36 (d)(g)	30,949	24,759
Class M1, 0.6415% 4/25/36 (d)(g)	11,069	7,195
Class M2, 0.6615% 4/25/36 (d)(g)	11,696	7,134
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M3, 0.6815% 4/25/36 (d)(g)	$ 10,063	$ 5,736
Class M4, 0.7815% 4/25/36 (d)(g)	5,702	2,994
Class M5, 0.8215% 4/25/36 (d)(g)	5,535	2,601
Class M6, 0.9015% 4/25/36 (d)(g)	11,036	4,966
Series 2006-2A:
Class A1, 0.4915% 7/25/36 (d)(g)	306,275	245,020
Class A2, 0.5415% 7/25/36 (d)(g)	27,651	21,014
Class B1, 1.1315% 7/25/36 (d)(g)	10,353	3,727
Class B3, 2.9615% 7/25/36 (d)(g)	15,641	4,067
Class M1, 0.5715% 7/25/36 (d)(g)	29,011	16,536
Class M2, 0.5915% 7/25/36 (d)(g)	20,469	10,848
Class M3, 0.6115% 7/25/36 (d)(g)	16,978	8,235
Class M4, 0.6815% 7/25/36 (d)(g)	11,465	4,930
Class M5, 0.7315% 7/25/36 (d)(g)	14,092	5,778
Class M6, 0.8015% 7/25/36 (d)(g)	21,025	7,569
Series 2006-3A:
Class B1, 1.0615% 10/25/36 (d)(g)	18,656	3,358
Class B2, 1.6115% 10/25/36 (d)(g)	13,456	2,018
Class B3, 2.8615% 10/25/36 (d)(g)	21,897	2,628
Class M4, 0.6915% 10/25/36 (d)(g)	20,619	7,629
Class M5, 0.7415% 10/25/36 (d)(g)	24,683	8,146
Class M6, 0.8215% 10/25/36 (d)(g)	48,315	12,079
Series 2006-4A:
Class A1, 0.4915% 12/25/36 (d)(g)	87,609	70,525
Class A2, 0.5315% 12/25/36 (d)(g)	397,117	297,838
Class B1, 0.9615% 12/25/36 (d)(g)	13,882	2,394
Class B2, 1.5115% 12/25/36 (d)(g)	14,365	2,238
Class B3, 2.7115% 12/25/36 (d)(g)	23,722	2,796
Class M1, 0.5515% 12/25/36 (d)(g)	28,137	16,320
Class M2, 0.5715% 12/25/36 (d)(g)	19,184	10,360
Class M3, 0.6015% 12/25/36 (d)(g)	19,184	9,496
Class M4, 0.6615% 12/25/36 (d)(g)	23,021	10,129
Class M5, 0.7015% 12/25/36 (d)(g)	21,103	8,863
Class M6, 0.7815% 12/25/36 (d)(g)	19,184	7,098
Series 2007-1:
Class A2, 0.5315% 3/25/37 (d)(g)	437,011	310,278
Class B1, 0.9315% 3/25/37 (d)(g)	139,532	27,906
Class B2, 1.4115% 3/25/37 (d)(g)	102,299	16,368
Class B3, 3.6115% 3/25/37 (d)(g)	284,573	31,303
Class M1, 0.5315% 3/25/37 (d)(g)	119,498	57,359
Class M2, 0.5515% 3/25/37 (d)(g)	90,470	38,902
Class M3, 0.5815% 3/25/37 (d)(g)	78,569	29,856
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M4, 0.6315% 3/25/37 (d)(g)	$ 59,264	$ 20,743
Class M5, 0.6815% 3/25/37 (d)(g)	99,070	30,712
Class M6, 0.7615% 3/25/37 (d)(g)	136,624	34,156
Series 2007-2A:
Class A1, 0.5315% 7/25/37 (d)(g)	70,299	52,021
Class A2, 0.5815% 7/25/37 (d)(g)	65,842	32,263
Class B1, 1.8615% 7/25/37 (d)(g)	20,630	2,682
Class B2, 2.5115% 7/25/37 (d)(g)	17,878	2,145
Class B3, 3.6115% 7/25/37 (d)(g)	20,107	1,810
Class M1, 0.6315% 7/25/37 (d)(g)	23,467	7,451
Class M2, 0.6715% 7/25/37 (d)(g)	13,168	3,819
Class M3, 0.7515% 7/25/37 (d)(g)	13,337	3,301
Class M4, 0.9115% 7/25/37 (d)(g)	25,679	4,622
Class M5, 1.0115% 7/25/37 (d)(g)	22,707	3,406
Class M6, 1.2615% 7/25/37 (d)(g)	28,818	4,035
Series 2007-3:
Class A2, 0.5515% 7/25/37 (d)(g)	110,868	74,282
Class B1, 1.2115% 7/25/37 (d)(g)	95,411	12,403
Class B2, 1.8615% 7/25/37 (d)(g)	244,230	24,423
Class B3, 4.2615% 7/25/37 (d)(g)	127,163	10,173
Class M1, 0.5715% 7/25/37 (d)(g)	83,760	37,692
Class M2, 0.6015% 7/25/37 (d)(g)	88,061	30,821
Class M3, 0.6315% 7/25/37 (d)(g)	142,544	42,763
Class M4, 0.7615% 7/25/37 (d)(g)	225,411	63,115
Class M5, 0.8615% 7/25/37 (d)(g)	112,368	24,721
Class M6, 1.0615% 7/25/37 (d)(g)	87,755	17,551
Series 2007-4A:
Class A2, 0.8115% 9/25/37 (d)(g)	890,330	267,099
Class B1, 2.8115% 9/25/37 (d)(g)	147,432	4,792
Class B2, 3.7115% 9/25/37 (d)(g)	552,813	13,820
Class M1, 1.2115% 9/25/37 (d)(g)	137,961	20,694
Class M2, 1.3115% 9/25/37 (d)(g)	137,961	16,555
Class M4, 1.8615% 9/25/37 (d)(g)	363,570	32,721
Class M5, 2.0115% 9/25/37 (d)(g)	363,570	25,450
Class M6, 2.2115% 9/25/37 (d)(g)	363,660	21,820
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(i)	3,602,157	126,075
Series 2006-2A Class IO, 2.4155% 7/25/36 (c)(d)(i)	10,553,131	574,090
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7058% 3/15/19 (d)(g)	102,211	85,436
Class H, 0.9158% 3/15/19 (d)(g)	68,774	51,111
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2006-BBA7:
Class J, 1.1158% 3/15/19 (d)(g)	$ 51,667	$ 36,643
Series 2007-BBA8:
Class D, 0.5158% 3/15/22 (d)(g)	52,963	43,430
Class E, 0.5658% 3/15/22 (d)(g)	275,033	211,775
Class F, 0.6158% 3/15/22 (d)(g)	168,653	121,430
Class G, 0.6658% 3/15/22 (d)(g)	43,346	29,909
Class H, 0.8158% 3/15/22 (d)(g)	52,963	33,367
Class J, 0.9658% 3/15/22 (d)(g)	52,963	26,482
sequential payer Series 2007-PW17 Class A1, 5.282% 6/11/50	822,627	835,652
Series 2003-PWR2 Class X2, 0.5297% 5/11/39 (d)(g)(i)	11,917,421	37,527
Series 2004-PWR6 Class X2, 0.6144% 11/11/41 (d)(g)(i)	4,532,515	54,217
Series 2005-PWR9 Class X2, 0.3626% 9/11/42 (d)(g)(i)	29,321,454	280,172
Series 2007-T28 Class A1, 5.422% 9/11/42	362,807	369,631
C-BASS Trust floater Series 2006-SC1 Class A, 0.5315% 5/25/36 (d)(g)	108,783	81,018
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.1173% 5/15/35 (d)(g)(i)	23,127,197	509,402
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.594% 8/15/21 (d)(g)	56,376	52,736
Class H, 0.634% 8/15/21 (d)(g)	45,122	40,610
Series 2004-C2 Class XP, 0.9134% 10/15/41 (d)(g)(i)	5,975,664	43,413
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4254% 10/15/48 (g)(i)	48,000,345	585,307
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	2,230,217	2,296,292
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5758% 4/15/17 (d)(g)	120,571	109,720
Class E, 0.6358% 4/15/17 (d)(g)	38,383	34,161
Class F, 0.6758% 4/15/17 (d)(g)	21,773	18,725
Class G, 0.8158% 4/15/17 (d)(g)	21,773	17,854
Class H, 0.8858% 4/15/17 (d)(g)	21,773	16,765
Class J, 1.1158% 4/15/17 (d)(g)	16,697	11,688
Series 2005-FL11:
Class F, 0.7158% 11/15/17 (d)(g)	23,597	21,473
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class G, 0.7658% 11/15/17 (d)(g)	$ 16,356	$ 14,720
Series 2006-CN2A Class A2FL, 0.483% 2/5/19 (d)(g)	310,000	304,384
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	1,375,000	1,375,000
Series 2004-LBN2 Class X2, 0.8571% 3/10/39 (d)(g)(i)	1,601,774	232
Series 2005-LP5 Class XP, 0.2903% 5/10/43 (g)(i)	7,342,172	26,118
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	27,363	27,399
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6744% 12/15/39 (g)(i)	36,557,838	660,695
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.8911% 8/15/36 (g)(i)	14,208,125	55,706
Series 2001-SPGA Class A2, 6.515% 8/13/18 (d)	2,280,000	2,319,951
Series 2004-C1 Class ASP, 0.9583% 1/15/37 (d)(g)(i)	9,364,359	1,490
Series 2005-C1 Class ASP, 0.3207% 2/15/38 (d)(g)(i)	12,861,850	40,961
Series 2005-C2 Class ASP, 0.5227% 4/15/37 (d)(g)(i)	10,790,506	66,850
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4358% 2/15/22 (d)(g)	236,650	208,252
0.5358% 2/15/22 (d)(g)	84,521	70,998
Class F, 0.5858% 2/15/22 (d)(g)	169,020	138,596
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	1,360,000	1,359,299
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.9778% 5/15/33 (d)(g)(i)	3,648,043	39,103
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	1,095,664	1,140,861
Series 2004-C3 Class X2, 0.6179% 12/10/41 (g)(i)	6,026,290	26,365
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (g)	2,390,021	2,403,909
Series 2005-GG3 Class XP, 0.6927% 8/10/42 (d)(g)(i)	25,327,354	167,173
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(i)	86,963,283	772,043
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.703% 6/6/20 (d)(g)	$ 105,970	$ 93,240
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (d)(g)	720,000	702,492
Class D, 2.3636% 3/6/20 (d)(g)	215,000	209,223
Class E, 2.6688% 3/6/20 (d)(g)	360,000	349,703
Class F, 2.8433% 3/6/20 (d)(g)	180,000	174,324
Class G, 3.0177% 3/6/20 (d)(g)	90,000	86,494
Class H, 3.5846% 3/6/20 (d)(g)	150,000	143,594
Class J, 4.4568% 3/6/20 (d)(g)	215,000	201,841
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	710,000	725,876
Series 2006-GG6 Class A2, 5.506% 4/10/38	465,010	465,753
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	2,720,000	2,756,126
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8 Class X2, 1.1472% 1/12/39 (d)(g)(i)	2,599,975	512
Series 2006-LDP7 Class A2, 5.8605% 4/15/45 (g)	532,043	535,670
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4958% 11/15/18 (d)(g)	22,785	21,417
Class E, 0.5458% 11/15/18 (d)(g)	32,287	28,413
Class F, 0.5958% 11/15/18 (d)(g)	48,426	41,646
Class G, 0.6258% 11/15/18 (d)(g)	42,087	35,353
Class H, 0.7658% 11/15/18 (d)(g)	32,289	26,154
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	1,090,000	1,110,875
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (g)	219,046	220,320
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	470,000	480,699
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	1,767,674	1,769,383
Series 2006-C6 Class A1, 5.23% 9/15/39	362,495	362,835
Series 2006-C7 Class A1, 5.279% 11/15/38	79,829	80,572
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	190,177	192,947
Series 2004-C2 Class XCP, 1.0355% 3/15/36 (d)(g)(i)	5,448,529	2,024
Series 2004-C6 Class XCP, 0.5645% 8/15/36 (d)(g)(i)	6,498,302	21,763
Series 2005-C7 Class XCP, 0.1753% 11/15/40 (g)(i)	53,874,944	203,637
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C1 Class XCP, 0.3479% 2/15/41 (g)(i)	$ 40,938,947	$ 292,787
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (g)(i)	19,434,864	321,320
Series 2007-C1 Class XCP, 0.4772% 2/15/40 (g)(i)	7,231,233	90,552
Series 2007-C2 Class XCP, 0.5199% 2/15/40 (g)(i)	43,304,466	555,497
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6058% 9/15/21 (d)(g)	145,070	123,309
Class G, 0.6258% 9/15/21 (d)(g)	286,588	232,137
Class H, 0.6658% 9/15/21 (d)(g)	73,934	57,669
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	287,486	287,658
Series 2005-MCP1 Class XP, 0.6475% 6/12/43 (g)(i)	8,880,303	127,439
Series 2005-MKB2 Class XP, 0.2211% 9/12/42 (g)(i)	4,215,553	21,849
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	140,318	141,812
Series 2007-8 Class A1, 4.622% 8/12/49	355,679	359,622
Series 2007-9 Class A2, 5.59% 9/12/49	904,600	941,077
Series 2006-4 Class XP, 0.6112% 12/12/49 (g)(i)	16,611,206	319,630
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.466% 7/15/19 (d)(g)	45,397	23,607
Series 2007-XCLA Class A1, 0.466% 7/17/17 (d)(g)	247,069	222,363
Series 2007-XLFA:
Class D, 0.456% 10/15/20 (d)(g)	84,694	63,521
Class E, 0.516% 10/15/20 (d)(g)	105,926	68,852
Class F, 0.566% 10/15/20 (d)(g)	63,569	31,785
Class G, 0.606% 10/15/20 (d)(g)	78,581	31,432
Class H, 0.696% 10/15/20 (d)(g)	49,464	4,946
Class J, 0.846% 10/15/20 (d)(g)	56,462	2,823
Class MHRO, 0.956% 10/15/20 (d)(g)	21,680	6,938
Class MJPM, 1.266% 10/15/20 (d)(g)	1,310	1,009
Class MSTR, 0.966% 10/15/20 (d)(g)	13,611	4,356
Class NHRO, 1.156% 10/15/20 (d)(g)	31,664	6,966
Class NSTR, 1.116% 10/15/20 (d)(g)	12,676	2,789
sequential payer:
Series 2003-IQ5 Class X2, 0.9108% 4/15/38 (d)(g)(i)	4,665,132	21,948
Series 2006-T23 Class A1, 5.682% 8/12/41	66,137	66,285
Series 2007-HQ11 Class A1, 5.246% 2/12/44	177,765	179,223
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-IQ14 Class A2, 5.61% 4/15/49	$ 2,425,000	$ 2,499,177
Series 2003-IQ6 Class X2, 0.5897% 12/15/41 (d)(g)(i)	9,920,925	49,374
Series 2005-HQ5 Class X2, 0.1687% 1/14/42 (g)(i)	10,790,392	44,903
Series 2005-IQ9 Class X2, 1.0924% 7/15/56 (d)(g)(i)	9,925,024	95,420
Series 2005-TOP17 Class X2, 0.5846% 12/13/41 (g)(i)	7,385,164	81,170
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.3359% 3/12/35 (d)(g)(i)	8,469,128	1,869
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4658% 1/15/18 (d)(g)	161,978	155,506
Series 2006-WL7A:
Class E, 0.544% 9/15/21 (d)(g)	176,861	137,565
Class F, 0.604% 8/11/18 (d)(g)	238,334	159,786
Class G, 0.624% 8/11/18 (d)(g)	225,785	138,542
Class J, 0.864% 8/11/18 (d)(g)	50,198	23,364
Series 2007-WHL8:
Class AP1, 0.9658% 6/15/20 (d)(g)	11,855	8,298
Class AP2, 1.0658% 6/15/20 (d)(g)	19,414	12,619
Class F, 0.7458% 6/15/20 (d)(g)	376,985	245,040
Class LXR2, 1.0658% 6/15/20 (d)(g)	257,008	203,036
sequential payer:
Series 2007-C30 Class A1, 5.031% 12/15/43	19,065	19,053
Series 2007-C31 Class A1, 5.14% 4/15/47	13,961	13,953
Series 2005-C18 Class XP, 0.3204% 4/15/42 (d)(g)(i)	15,264,280	63,017
Series 2006-C23 Class X, 0.085% 1/15/45 (d)(g)(i)	218,085,461	627,977
Series 2007-C30 Class XP, 0.4403% 12/15/43 (d)(g)(i)	44,677,736	541,892
Series 2007-C31A Class A2, 5.421% 4/15/47	860,000	889,534
WaMu Commercial Mortgage Securities Trust sequential payer Series 2005-C1A Class AJ, 5.19% 5/25/36 (d)	832,417	839,047
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $51,401,869)		47,603,753
Municipal Securities - 0.6%
	Principal Amount	Value
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	$ 1,780,000	$ 1,778,718
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) 2.5%, tender 6/1/11 (g)(h)	1,000,000	1,000,000
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 2.5%, tender 6/1/11 (g)(h)	1,500,000	1,500,000
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (g)	600,000	602,046
Series 2007 B, 1.9%, tender 6/1/12 (g)	600,000	600,804
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (g)(h)	2,300,000	2,295,469
TOTAL MUNICIPAL SECURITIES (Cost $7,778,880)		7,777,037
Foreign Government and Government Agency Obligations - 0.3%

Ontario Province 1.375% 1/27/14 (Cost $3,738,713)	3,750,000	3,735,251
Certificates of Deposit - 0.2%

Bank of Tokyo-Mitsubishi yankee 0.4% 8/8/11 (Cost $2,000,000)	2,000,000	2,000,088
Cash Equivalents - 3.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $46,887,000)	$ 46,887,274	46,887,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,226,567,445)		1,230,395,609
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(8,236,258)
NET ASSETS - 100%		1,222,159,351
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (f)

	August 2034	$ 69,924	$ (38,779)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (f)	Feb. 2034	1,009	(950)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (f)	Oct. 2034	92,890	(35,097)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (f)	Sept. 2034	68,381	(51,669)
		$ 232,204	$ (126,495)
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $108,942,709 or 8.9% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $41,982,512 or 3.4% of net assets.

(f) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,504,388 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 1,489,083
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$46,887,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 3,918,589
Bank of America NA	3,483,190
Barclays Capital, Inc.	1,939,701
Credit Agricole Securities (USA), Inc.	1,741,595
Deutsche Bank Securities, Inc.	1,998,404
Goldman, Sachs & Co.	435,399
HSBC Securities (USA), Inc.	5,224,785
ING Financial Markets LLC	3,221,951
J.P. Morgan Securities, Inc.	5,224,785
Merrill Lynch Government Securities, Inc.	1,567,435
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,404,564
Mizuho Securities USA, Inc.	9,578,771
RBC Capital Markets Corp.	435,399
Societe Generale, New York Branch	3,483,190
Wells Fargo Securities LLC	2,229,242
$ 46,887,000
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 309,007,022	$ -	$ 307,502,634	$ 1,504,388
U.S. Government and Government Agency Obligations	605,011,492	-	605,011,492	-
U.S. Government Agency - Mortgage Securities	39,477,392	-	39,477,392	-
Asset-Backed Securities	118,652,174	-	113,556,605	5,095,569
Collateralized Mortgage Obligations	50,244,400	-	50,224,126	20,274
Commercial Mortgage Securities	47,603,753	-	40,783,025	6,820,728
Municipal Securities	7,777,037	-	7,777,037	-
Foreign Government and Government Agency Obligations	3,735,251	-	3,735,251	-
Certificates of Deposit	2,000,088	-	2,000,088	-
Cash Equivalents	46,887,000	-	46,887,000	-
Total Investments in Securities:	$ 1,230,395,609	$ -	$ 1,216,954,650	$ 13,440,959
Derivative Instruments:
Liabilities
Swap Agreements	$ (126,495)	$ -	$ (73,876)	$ (52,619)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Corporate Bonds
Beginning Balance	$ -
Total Realized Gain (Loss)	5,156
Total Unrealized Gain (Loss)	83,641
Cost of Purchases	-
Proceeds of Sales	(172,030)
Amortization/Accretion	-
Transfers in to Level 3	1,587,621
Transfers out of Level 3	-
Ending Balance	$ 1,504,388
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 83,641
Asset-Backed Securities
Beginning Balance	$ 6,929,027
Total Realized Gain (Loss)	3,446
Total Unrealized Gain (Loss)	1,744,380
Cost of Purchases	-
Proceeds of Sales	(1,423,268)
Amortization/Accretion	(9,933)
Transfers in to Level 3	247,091
Transfers out of Level 3	(2,395,174)
Ending Balance	$ 5,095,569
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 1,742,889
Collateralized Mortgage Obligations
Beginning Balance	$ 511,052
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,912)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	1,765
Transfers in to Level 3	-
Transfers out of Level 3	(489,631)
Ending Balance	$ 20,274
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ (2,912)
Investments in Securities:
Commercial Mortgage Securities
Beginning Balance	$ 7,790,967
Total Realized Gain (Loss)	100,858
Total Unrealized Gain (Loss)	680,106
Cost of Purchases	-
Proceeds of Sales	(657,073)
Amortization/Accretion	(94,685)
Transfers in to Level 3	-
Transfers out of Level 3	(999,445)
Ending Balance	$ 6,820,728
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 654,760
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (155,888)
Total Unrealized Gain (Loss)	5,834
Transfers in to Level 3	-
Transfers out of Level 3	97,435
Ending Balance	$ (52,619)
Realized gain (loss) on Swap Agreements for the period	$ 3,755
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2011	$ 5,834

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (126,495)
Total Value of Derivatives	$ -	$ (126,495)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $58,667,333 of which $6,438,298, $4,621,616, $1,110,250, $1,361,959, $28,590,677 and $16,544,533 will expire in fiscal 2013, 2014, 2015, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011

Assets
Investment in securities, at value (including repurchase agreements of $46,887,000) - See accompanying schedule: Unaffiliated issuers (cost $1,226,567,445)		$ 1,230,395,609
Cash		544,214
Receivable for investments sold		9,759,771
Receivable for swap agreements		647
Receivable for fund shares sold		2,317,090
Interest receivable		5,975,552
Prepaid expenses		2,285
Total assets		1,248,995,168

Liabilities
Payable for investments purchased	$ 22,989,315
Payable for fund shares redeemed	2,821,802
Distributions payable	135,727
Unrealized depreciation on swap agreements	126,495
Accrued management fee	316,938
Distribution and service plan fees payable	160,414
Other affiliated payables	195,797
Other payables and accrued expenses	89,329
Total liabilities		26,835,817

Net Assets		$ 1,222,159,351
Net Assets consist of:
Paid in capital		$ 1,274,261,305
Undistributed net investment income		463,948
Accumulated undistributed net realized gain (loss) on investments		(56,267,572)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,701,670
Net Assets		$ 1,222,159,351

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($240,970,168 ÷ 26,134,423 shares)	$ 9.22

Maximum offering price per share (100/98.50 of $9.22)	$ 9.36
Class T: Net Asset Value and redemption price per share ($176,023,863 ÷ 19,074,621 shares)	$ 9.23

Maximum offering price per share (100/98.50 of $9.23)	$ 9.37
Class B: Net Asset Value and offering price per share ($9,452,805 ÷ 1,023,476 shares)A	$ 9.24

Class C: Net Asset Value and offering price per share ($118,308,758 ÷ 12,815,387 shares)A	$ 9.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($677,403,757 ÷ 73,406,453 shares)	$ 9.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2011

Investment Income
Interest		$ 13,300,333

Expenses
Management fee	$ 1,917,138
Transfer agent fees	967,368
Distribution and service plan fees	1,012,680
Accounting and security lending fees	211,483
Custodian fees and expenses	14,872
Independent trustees' compensation	2,457
Registration fees	69,812
Audit	96,395
Legal	3,210
Miscellaneous	6,326
Total expenses before reductions	4,301,741
Expense reductions	(110)	4,301,631
Net investment income (loss)		8,998,702
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,405,329
Swap agreements	3,755
Total net realized gain (loss)		2,409,084
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,634,384)
Swap agreements	29,393
Total change in net unrealized appreciation (depreciation)		(2,604,991)
Net gain (loss)		(195,907)
Net increase (decrease) in net assets resulting from operations		$ 8,802,795

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,998,702	$ 26,640,488
Net realized gain (loss)	2,409,084	14,801,989
Change in net unrealized appreciation (depreciation)	(2,604,991)	23,059,026
Net increase (decrease) in net assets resulting from operations	8,802,795	64,501,503
Distributions to shareholders from net investment income	(9,829,529)	(26,982,481)
Share transactions - net increase (decrease)	(12,117,172)	(55,669,514)
Total increase (decrease) in net assets	(13,143,906)	(18,150,492)

Net Assets
Beginning of period	1,235,303,257	1,253,453,749
End of period (including undistributed net investment income of $463,948 and undistributed net investment income of $1,294,775, respectively)	$ 1,222,159,351	$ 1,235,303,257

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 I	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 9.23	$ 8.96	$ 8.94	$ 9.25	$ 9.39	$ 9.39	$ 9.60
Income from Investment Operations
Net investment income (loss) E	.068	.189	.237	.364	.414	.305	.281
Net realized and unrealized gain (loss)	(.004)	.273	.007 H	(.315)	(.154)	.002	(.204)
Total from investment operations	.064	.462	.244	.049	.260	.307	.077
Distributions from net investment income	(.074)	(.192)	(.224)	(.359)	(.400)	(.307)	(.279)
Distributions from net realized gain	-	-	-	-	-	-	(.008)
Total distributions	(.074)	(.192)	(.224)	(.359)	(.400)	(.307)	(.287)
Net asset value, end of period	$ 9.22	$ 9.23	$ 8.96	$ 8.94	$ 9.25	$ 9.39	$ 9.39
Total Return B, C, D	.70%	5.21%	2.81%	.51%	2.79%	3.33%	.81%
Ratios to Average Net Assets F, J
Expenses before reductions	.72% A	.71%	.74%	.78%	.78%	.78% A	.85%
Expenses net of fee waivers, if any	.72% A	.71%	.74%	.78%	.78%	.78% A	.85%
Expenses net of all reductions	.72% A	.71%	.74%	.78%	.77%	.78% A	.85%
Net investment income (loss)	1.49% A	2.07%	2.70%	3.98%	4.41%	3.91% A	2.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 240,970	$ 254,410	$ 265,959	$ 342,015	$ 412,412	$ 377,221	$ 369,512
Portfolio turnover rate G	174% A	217%	318% L	94%	91% L	55% A	94%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended October 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 I	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60
Income from Investment Operations
Net investment income (loss) E	.069	.189	.237	.368	.417	.308	.284
Net realized and unrealized gain (loss)	(.004)	.273	.016 H	(.327)	(.154)	.002	(.194)
Total from investment operations	.065	.462	.253	.041	.263	.310	.090
Distributions from net investment income	(.075)	(.192)	(.223)	(.361)	(.403)	(.310)	(.282)
Distributions from net realized gain	-	-	-	-	-	-	(.008)
Total distributions	(.075)	(.192)	(.223)	(.361)	(.403)	(.310)	(.290)
Net asset value, end of period	$ 9.23	$ 9.24	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40
Total Return B, C, D	.70%	5.20%	2.91%	.43%	2.82%	3.36%	.95%
Ratios to Average Net Assets F, J
Expenses before reductions	.71% A	.71%	.75%	.76%	.75%	.74% A	.81%
Expenses net of fee waivers, if any	.71% A	.71%	.75%	.76%	.75%	.74% A	.81%
Expenses net of all reductions	.71% A	.71%	.75%	.76%	.75%	.74% A	.81%
Net investment income (loss)	1.50% A	2.08%	2.70%	4.01%	4.44%	3.95% A	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 176,024	$ 189,230	$ 253,439	$ 334,850	$ 516,227	$ 514,917	$ 544,662
Portfolio turnover rate G	174% A	217%	318% L	94%	91% L	55% A	94%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended October 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 I	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 8.97	$ 8.95	$ 9.27	$ 9.41	$ 9.41	$ 9.61
Income from Investment Operations
Net investment income (loss) E	.031	.115	.167	.295	.344	.247	.210
Net realized and unrealized gain (loss)	.006H	.273	.007 H	(.326)	(.155)	.002	(.194)
Total from investment operations	.037	.388	.174	(.031)	.189	.249	.016
Distributions from net investment income	(.037)	(.118)	(.154)	(.289)	(.329)	(.249)	(.208)
Distributions from net realized gain	-	-	-	-	-	-	(.008)
Total distributions	(.037)	(.118)	(.154)	(.289)	(.329)	(.249)	(.216)
Net asset value, end of period	$ 9.24	$ 9.24	$ 8.97	$ 8.95	$ 9.27	$ 9.41	$ 9.41
Total Return B, C, D	.40%	4.35%	2.00%	(.36)%	2.01%	2.68%	.17%
Ratios to Average Net Assets F, J
Expenses before reductions	1.53% A	1.52%	1.54%	1.55%	1.54%	1.54% A	1.61%
Expenses net of fee waivers, if any	1.53% A	1.52%	1.54%	1.55%	1.54%	1.54% A	1.60%
Expenses net of all reductions	1.53% A	1.52%	1.54%	1.55%	1.53%	1.53% A	1.60%
Net investment income (loss)	.68% A	1.26%	1.91%	3.22%	3.65%	3.15% A	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,453	$ 12,587	$ 12,579	$ 11,617	$ 19,895	$ 30,678	$ 39,190
Portfolio turnover rate G	174% A	217%	318% L	94%	91% L	55% A	94%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended October 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 I	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 8.97	$ 8.95	$ 9.26	$ 9.40	$ 9.40	$ 9.61
Income from Investment Operations
Net investment income (loss) E	.030	.113	.164	.291	.340	.244	.206
Net realized and unrealized gain (loss)	(.004)	.273	.006 H	(.315)	(.155)	.002	(.204)
Total from investment operations	.026	.386	.170	(.024)	.185	.246	.002
Distributions from net investment income	(.036)	(.116)	(.150)	(.286)	(.325)	(.246)	(.204)
Distributions from net realized gain	-	-	-	-	-	-	(.008)
Total distributions	(.036)	(.116)	(.150)	(.286)	(.325)	(.246)	(.212)
Net asset value, end of period	$ 9.23	$ 9.24	$ 8.97	$ 8.95	$ 9.26	$ 9.40	$ 9.40
Total Return B, C, D	.28%	4.33%	1.95%	(.29)%	1.98%	2.65%	.02%
Ratios to Average Net Assets F, J
Expenses before reductions	1.56% A	1.54%	1.57%	1.58%	1.57%	1.58% A	1.64%
Expenses net of fee waivers, if any	1.56% A	1.54%	1.57%	1.58%	1.57%	1.58% A	1.64%
Expenses net of all reductions	1.56% A	1.54%	1.57%	1.58%	1.57%	1.57% A	1.64%
Net investment income (loss)	.65% A	1.24%	1.87%	3.18%	3.62%	3.12% A	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,309	$ 131,947	$ 103,378	$ 97,150	$ 129,105	$ 156,364	$ 194,992
Portfolio turnover rate G	174% A	217%	318% L	94%	91% L	55% A	94%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended October 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 H	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60
Income from Investment Operations
Net investment income (loss) D	.077	.205	.255	.385	.435	.321	.301
Net realized and unrealized gain (loss)	(.004)	.273	.016 G	(.324)	(.154)	.003	(.194)
Total from investment operations	.073	.478	.271	.061	.281	.324	.107
Distributions from net investment income	(.083)	(.208)	(.241)	(.381)	(.421)	(.324)	(.299)
Distributions from net realized gain	-	-	-	-	-	-	(.008)
Total distributions	(.083)	(.208)	(.241)	(.381)	(.421)	(.324)	(.307)
Net asset value, end of period	$ 9.23	$ 9.24	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40
Total Return B, C	.79%	5.38%	3.12%	.65%	3.02%	3.51%	1.14%
Ratios to Average Net Assets E, I
Expenses before reductions	.53% A	.53%	.54%	.54%	.55%	.57% A	.63%
Expenses net of fee waivers, if any	.53% A	.53%	.54%	.54%	.55%	.57% A	.63%
Expenses net of all reductions	.53% A	.53%	.54%	.54%	.55%	.57% A	.63%
Net investment income (loss)	1.67% A	2.25%	2.90%	4.23%	4.64%	4.12% A	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 677,404	$ 647,129	$ 618,098	$ 589,076	$ 361,894	$ 224,908	$ 151,257
Portfolio turnover rateF	174% A	217%	318% K	94%	91% K	55% A	94%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended October 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 22,372,716
Gross unrealized depreciation	(17,656,136)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,716,580

Tax cost	$ 1,225,679,029

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ 3,755	$ 29,393
Totals (a)	$ 3,755	$ 29,393

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $232,204 representing 0.0% of net assets.

Semiannual Report

Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $133,980,558 and $165,488,236, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 186,439	$ 7,322
Class T	-%	.15%	137,264	2,368
Class B	.65%	.25%	50,455	36,609
Class C	.75%	.25%	638,522	119,919
			$ 1,012,680	$ 166,218

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% or .50% for certain purchases of Class A shares (.75% prior to February 18, 2011) and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,866
Class T	8,324
Class B*	11,073
Class C*	9,839
$ 45,102

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 223,455.18
Class T	158,735.17
Class B	13,077.23
Class C	102,601.16
Institutional Class	469,500.15
	$ 967,368

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,283 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $5,160.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $110.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010
From net investment income
Class A	$ 2,008,590	$ 5,966,343
Class T	1,483,278	4,340,653
Class B	45,810	163,308
Class C	499,259	1,473,857
Institutional Class	5,792,592	15,038,320
Total	$ 9,829,529	$ 26,982,481

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Class A
Shares sold	5,229,287	17,921,799	$ 48,241,407	$ 162,771,621
Reinvestment of distributions	181,736	585,348	1,677,907	5,334,239
Shares redeemed	(6,844,623)	(20,625,671)	(63,158,801)	(187,683,949)
Net increase (decrease)	(1,433,600)	(2,118,524)	$ (13,239,487)	$ (19,578,089)
Class T
Shares sold	2,655,513	7,527,831	$ 24,512,994	$ 68,628,827
Reinvestment of distributions	141,433	421,945	1,307,034	3,849,053
Shares redeemed	(4,210,415)	(15,728,722)	(38,869,571)	(142,963,745)
Net increase (decrease)	(1,413,469)	(7,778,946)	$ (13,049,543)	$ (70,485,865)
Class B
Shares sold	143,118	846,701	$ 1,323,008	$ 7,731,732
Reinvestment of distributions	3,925	13,859	36,308	126,507
Shares redeemed	(485,209)	(900,800)	(4,481,869)	(8,223,480)
Net increase (decrease)	(338,166)	(40,240)	$ (3,122,553)	$ (365,241)
Class C
Shares sold	2,511,258	7,386,692	$ 23,181,627	$ 67,381,804
Reinvestment of distributions	39,958	116,529	369,273	1,063,710
Shares redeemed	(4,016,260)	(4,748,668)	(37,070,088)	(43,315,049)
Net increase (decrease)	(1,465,044)	2,754,553	$ (13,519,188)	$ 25,130,465
Institutional Class
Shares sold	14,089,515	38,547,751	$ 130,064,074	$ 351,468,928
Reinvestment of distributions	586,230	1,525,062	5,417,171	13,925,722
Shares redeemed	(11,334,500)	(38,948,172)	(104,667,646)	(355,765,434)
Net increase (decrease)	3,341,245	1,124,641	$ 30,813,599	$ 9,629,216

Semiannual Report

Notes to Financial Statements - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of February 28, 2011, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended February 28, 2011 and for the year ended August 31, 2010, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of February 28, 2011, the results of its operations for the six months then ended, the changes in its net assets for the six months ended February 28, 2011 and for the year ended August 31, 2010, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 19, 2011

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Short Fixed-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the third quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 22% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, and Class B ranked below its competitive median for 2009 and the total expenses of each of Class C and Institutional Class ranked above its competitive median for 2009. The Board noted that the funds and classes in the Total Mapped Group that have a similar sales load structure to Class C have a range of 12b-1 fees, and, when compared to a subset of funds with the same 12b-1 fee, Class C ranked equal to the median for 2009. The Board also noted that Institutional Class has a significantly lower investment minimum than certain funds and classes in the Total Mapped Group that have a similar sales structure and that, when compared to funds with the same or lower investment minimum, Institutional Class ranked equal to its median for 2009. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SFI-USAN-0411
1.784905.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Short Fixed-Income
Fund - Institutional Class

Semiannual Report

February 28, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class A	.72%
Actual		$ 1,000.00	$ 1,007.00	$ 3.58
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61
Class T	.71%
Actual		$ 1,000.00	$ 1,007.00	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Class B	1.53%
Actual		$ 1,000.00	$ 1,004.00	$ 7.60
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class C	1.56%
Actual		$ 1,000.00	$ 1,002.80	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,007.90	$ 2.64
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
U.S. Government and U.S. Government Agency Obligations † 55.2%	U.S. Government and U.S. Government Agency Obligations † 55.6%
AAA 13.4%	AAA 14.3%
AA 8.9%	AA 9.4%
A 8.2%	A 8.3%
BBB 9.3%	BBB 10.3%
BB and Below 1.1%	BB and Below 1.2%
Not Rated 0.5%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Weighted Average Maturity as of February 28, 2011
6 months ago
Years	2.1	2.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	1.8	1.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011 *	As of August 31, 2010 **
Corporate Bonds 25.3%	Corporate Bonds 26.6%
U.S. Government and U.S. Government Agency Obligations † 55.2%	U.S. Government and U.S. Government Agency Obligations † 55.6%
Asset-Backed Securities 9.7%	Asset-Backed Securities 10.8%
CMOs and Other Mortgage Related Securities 5.5%	CMOs and Other Mortgage Related Securities 5.7%
Municipal Bonds 0.6%	Municipal Bonds 0.2%
Other Investments 0.3%	Other Investments 0.5%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 0.6%

* Foreign investments	8.9%	** Foreign investments	9.2%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
† Includes FDIC Guaranteed Corporate Securities.

Semiannual Report

Investments February 28, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 3,076,000	$ 3,156,373
6.5% 11/15/13	1,149,000	1,295,087
		4,451,460
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	970,000	1,006,359
Household Durables - 0.2%
Fortune Brands, Inc. 3% 6/1/12	1,230,000	1,244,491
Whirlpool Corp. 6.125% 6/15/11	1,250,000	1,268,631
		2,513,122
Media - 1.0%
COX Communications, Inc. 7.125% 10/1/12	3,434,000	3,737,930
NBC Universal, Inc. 3.65% 4/30/15 (d)	1,310,000	1,338,896
News America, Inc. 5.3% 12/15/14	2,007,000	2,223,170
Time Warner Cable, Inc. 5.4% 7/2/12	2,542,000	2,681,838
Time Warner, Inc. 3.15% 7/15/15	1,923,000	1,952,582
		11,934,416
Specialty Retail - 0.2%
Staples, Inc.:
7.375% 10/1/12	1,224,000	1,330,843
7.75% 4/1/11	1,510,000	1,517,994
		2,848,837
TOTAL CONSUMER DISCRETIONARY		22,754,194
CONSUMER STAPLES - 1.3%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	2,054,000	2,097,734
7.2% 1/15/14 (d)	2,150,000	2,461,163
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	1,269,000	1,252,865
Diageo Capital PLC 5.2% 1/30/13	510,000	548,255
Diageo Finance BV 5.5% 4/1/13	1,807,000	1,961,318
The Coca-Cola Co. 3.625% 3/15/14	1,300,000	1,379,556
		9,700,891
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	1,607,000	1,605,497
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.3%
Cargill, Inc. 5.2% 1/22/13 (d)	$ 500,000	$ 533,920
Kraft Foods, Inc.:
2.625% 5/8/13	2,575,000	2,644,195
5.625% 11/1/11	155,000	159,914
		3,338,029
Tobacco - 0.1%
Altria Group, Inc. 8.5% 11/10/13	1,000,000	1,178,183
TOTAL CONSUMER STAPLES		15,822,600
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Cenovus Energy, Inc. 4.5% 9/15/14	2,105,000	2,267,664
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	1,061,774	1,064,843
Enterprise Products Operating LP 4.6% 8/1/12	1,896,000	1,977,524
Gazstream SA 5.625% 7/22/13 (d)	821,357	849,078
Marathon Petroleum Corp. 3.5% 3/1/16 (d)	1,050,000	1,055,613
NGPL PipeCo LLC 6.514% 12/15/12 (d)	1,400,000	1,509,143
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	1,151,000	1,162,337
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	1,800,000	1,870,574
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (d)	704,000	727,767
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	1,922,000	2,065,520
Shell International Finance BV 1.875% 3/25/13	2,590,000	2,642,090
Southeast Supply Header LLC 4.85% 8/15/14 (d)	1,835,000	1,924,344
Total Capital Canada Ltd. 1.625% 1/28/14	1,210,000	1,212,766
XTO Energy, Inc. 4.9% 2/1/14	1,559,000	1,709,062
		22,038,325
FINANCIALS - 14.2%
Capital Markets - 2.2%
Goldman Sachs Group, Inc.:
3.625% 8/1/12	4,250,000	4,392,821
4.75% 7/15/13	930,000	989,971
5.25% 10/15/13	867,000	939,490
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	965,000	981,134
JPMorgan Chase & Co.:
1.1031% 1/24/14 (g)	2,500,000	2,515,658
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase & Co.: - continued
2.05% 1/24/14	$ 3,930,000	$ 3,942,112
Merrill Lynch & Co., Inc. 5.45% 7/15/14	950,000	1,023,248
Morgan Stanley:
1.9025% 1/24/14 (g)	1,200,000	1,217,641
2.875% 1/24/14	1,200,000	1,209,560
6% 5/13/14	2,690,000	2,943,331
Northern Trust Corp. 4.625% 5/1/14	283,000	308,181
Royal Bank of Scotland PLC:
3.25% 1/11/14	1,200,000	1,212,586
3.4% 8/23/13	1,200,000	1,223,183
The Bank of New York, Inc. 4.3% 5/15/14	1,840,000	1,983,956
UBS AG Stamford Branch 2.25% 1/28/14	2,500,000	2,489,285
		27,372,157
Commercial Banks - 5.2%
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	2,400,000	2,413,968
Bank of Montreal 2.125% 6/28/13	2,670,000	2,725,816
Barclays Bank PLC 2.375% 1/13/14	3,080,000	3,095,483
Canadian Imperial Bank of Commerce 1.45% 9/13/13	2,094,000	2,087,381
Credit Agricole SA 0.4834% 6/7/11 (d)(g)	1,800,000	1,798,254
Credit Suisse New York Branch 2.2% 1/14/14	3,082,000	3,094,608
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (d)(g)	147,614	144,846
Fifth Third Bancorp 3.625% 1/25/16	673,000	675,796
ING Bank NV 2.65% 1/14/13 (d)	2,540,000	2,546,210
Marshall & Ilsley Bank 6.375% 9/1/11	1,357,000	1,384,607
Nordea Bank AB 1.75% 10/4/13 (d)	1,830,000	1,819,520
PNC Funding Corp.:
3% 5/19/14	1,700,000	1,744,424
3.625% 2/8/15	1,445,000	1,495,949
Rabobank Nederland NV 1.85% 1/10/14	4,985,000	4,991,032
Regions Financial Corp. 4.875% 4/26/13	1,300,000	1,306,655
Royal Bank of Canada 1.125% 1/15/14	2,885,000	2,852,821
Royal Bank of Scotland PLC 1.5% 3/30/12 (d)	3,080,000	3,106,867
Santander US Debt SA Unipersonal 2.485% 1/18/13 (d)	2,370,000	2,325,060
Sumitomo Mitsui Banking Corp. 1.95% 1/14/14 (d)	2,400,000	2,402,374
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	4,282,000	4,375,463
U.S. Bancorp:
1.375% 9/13/13	1,230,000	1,230,525
4.2% 5/15/14	1,770,000	1,891,348
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Union Bank NA Mtn Bank Nts Be 2.125% 12/16/13	$ 4,370,000	$ 4,383,949
Wells Fargo & Co.:
3.625% 4/15/15	1,200,000	1,243,112
4.375% 1/31/13	3,806,000	4,029,606
5.25% 10/23/12	646,000	688,635
Westpac Banking Corp.:
0.8531% 4/8/13 (d)(g)	1,300,000	1,302,952
1.85% 12/9/13	1,889,000	1,894,673
2.1% 8/2/13	581,000	587,324
		63,639,258
Consumer Finance - 2.1%
American Honda Finance Corp. 2.375% 3/18/13 (d)	550,000	557,571
Capital One Financial Corp.:
5.7% 9/15/11	1,050,000	1,077,720
7.375% 5/23/14	2,500,000	2,881,118
Caterpillar Financial Services Corp.:
1.55% 12/20/13	840,000	843,021
2% 4/5/13	979,000	992,992
2.75% 6/24/15	701,000	712,897
General Electric Capital Corp.:
1.875% 9/16/13	2,278,000	2,285,927
2.1% 1/7/14	2,871,000	2,879,808
2.25% 11/9/15	1,650,000	1,599,305
3.5% 8/13/12	8,048,000	8,324,054
HSBC Finance Corp. 5.9% 6/19/12	1,200,000	1,267,255
John Deere Capital Corp. 1.875% 6/17/13	2,143,000	2,173,021
		25,594,689
Diversified Financial Services - 2.7%
BB&T Corp. 3.375% 9/25/13	1,200,000	1,254,091
BNP Paribas 2.125% 12/21/12	2,030,000	2,060,367
BP Capital Markets PLC 3.125% 3/10/12	1,831,000	1,872,315
Citigroup, Inc.:
1.7531% 1/13/14 (g)	2,043,000	2,073,369
2.312% 8/13/13 (g)	500,000	513,318
5.125% 5/5/14	628,000	675,116
6.375% 8/12/14	2,900,000	3,235,730
6.5% 8/19/13	1,733,000	1,909,991
Deutsche Bank AG London Branch 2.375% 1/11/13	5,240,000	5,327,629
Iberbond 2004 PLC 4.826% 12/24/17 (j)	1,535,090	1,504,388
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co. 3.4% 6/24/15	$ 2,005,000	$ 2,032,813
MassMutual Global Funding II 3.625% 7/16/12 (d)	800,000	827,319
New York Life Global Fund:
2.25% 12/14/12 (d)	1,200,000	1,227,128
5.25% 10/16/12 (d)	2,280,000	2,439,491
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (g)	270,000	263,250
Pricoa Global Funding I 5.45% 6/11/14 (d)	1,150,000	1,252,979
USAA Capital Corp. 3.5% 7/17/14 (d)	1,798,000	1,864,812
Volkswagen International Finance NV 1.625% 8/12/13 (d)	1,089,000	1,095,434
Whirlpool Corp. 8% 5/1/12	1,220,000	1,307,689
		32,737,229
Insurance - 0.8%
Berkshire Hathaway, Inc. 2.125% 2/11/13	2,570,000	2,627,411
Metropolitan Life Global Funding I:
2.5% 1/11/13 (d)	2,105,000	2,144,875
2.5% 9/29/15 (d)	1,000,000	975,567
2.875% 9/17/12 (d)	2,254,000	2,304,929
Prudential Financial, Inc. 3.625% 9/17/12	1,850,000	1,909,431
		9,962,213
Real Estate Investment Trusts - 0.1%
Equity One, Inc. 6.25% 12/15/14	1,200,000	1,287,341
Real Estate Management & Development - 0.4%
Duke Realty LP 5.625% 8/15/11	1,010,000	1,026,160
Liberty Property LP 6.375% 8/15/12	1,358,000	1,446,102
Simon Property Group LP:
4.2% 2/1/15	484,000	509,889
5.3% 5/30/13	1,511,000	1,636,192
		4,618,343
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp.:
1.7138% 1/30/14 (g)	2,000,000	2,025,056
3.7% 9/1/15	960,000	970,243
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Countrywide Financial Corp. 5.8% 6/7/12	$ 3,693,000	$ 3,893,940
U.S. Central Federal Credit Union 1.9% 10/19/12	1,810,000	1,846,618
		8,735,857
TOTAL FINANCIALS		173,947,087
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Express Scripts, Inc. 5.25% 6/15/12	1,783,000	1,869,597
Pharmaceuticals - 0.1%
Wyeth 5.5% 2/1/14	703,000	779,873
TOTAL HEALTH CARE		2,649,470
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (d)	1,500,000	1,599,642
6.4% 12/15/11 (d)	1,320,000	1,378,481
		2,978,123
Airlines - 0.0%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	7,122	7,147
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	3,030,000	3,092,633
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
1.875% 6/15/13	1,330,000	1,344,497
5.45% 10/15/12	610,000	653,028
		1,997,525
TOTAL INDUSTRIALS		8,075,428
INFORMATION TECHNOLOGY - 0.1%
Office Electronics - 0.1%
Xerox Corp. 5.5% 5/15/12	1,639,000	1,721,917
MATERIALS - 0.9%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	4,852,000	5,108,748
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (d)	$ 2,400,000	$ 2,422,291
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	774,000	810,498
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	700,000	753,289
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	1,413,000	1,710,658
		5,696,736
TOTAL MATERIALS		10,805,484
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.8%
AT&T Broadband Corp. 8.375% 3/15/13	750,000	850,634
AT&T, Inc.:
4.95% 1/15/13	2,327,000	2,490,346
6.7% 11/15/13	470,000	531,904
Deutsche Telekom International Financial BV 5.375% 3/23/11	4,000,000	4,010,892
France Telecom SA 4.375% 7/8/14	1,491,000	1,604,361
SBC Communications, Inc. 5.875% 2/1/12	1,031,000	1,080,491
Telecom Italia Capital SA 6.175% 6/18/14	3,100,000	3,299,501
Telefonica Emisiones SAU 2.582% 4/26/13	3,300,000	3,323,621
Verizon New England, Inc. 6.5% 9/15/11	1,475,000	1,521,346
Verizon New York, Inc. 6.875% 4/1/12	2,651,000	2,811,942
		21,525,038
Wireless Telecommunication Services - 0.9%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,684,887
Verizon Wireless Capital LLC:
3.75% 5/20/11	3,531,000	3,556,084
5.25% 2/1/12	1,252,000	1,303,827
Vodafone Group PLC 5.5% 6/15/11	3,380,000	3,428,584
		10,973,382
TOTAL TELECOMMUNICATION SERVICES		32,498,420
UTILITIES - 1.5%
Electric Utilities - 1.1%
Commonwealth Edison Co.:
1.625% 1/15/14	668,000	666,339
5.4% 12/15/11	992,000	1,028,835
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
EDP Finance BV 5.375% 11/2/12 (d)	$ 1,000,000	$ 1,034,299
FirstEnergy Corp. 6.45% 11/15/11	2,045,000	2,114,612
FirstEnergy Solutions Corp. 4.8% 2/15/15	340,000	357,668
LG&E and KU Energy LLC 2.125% 11/15/15 (d)	831,000	796,399
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	2,675,000	2,760,223
Progress Energy, Inc.:
6.05% 3/15/14	815,000	907,492
7.1% 3/1/11	2,181,000	2,181,000
Southern Co.:
0.7031% 10/21/11 (g)	1,173,000	1,175,920
4.15% 5/15/14	412,000	436,499
		13,459,286
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	2,260,000	2,305,087
Multi-Utilities - 0.2%
Dominion Resources, Inc. 6.3% 9/30/66 (g)	1,336,000	1,305,940
DTE Energy Co. 7.05% 6/1/11	1,600,000	1,623,784
		2,929,724
TOTAL UTILITIES		18,694,097
TOTAL NONCONVERTIBLE BONDS (Cost $301,100,918)		309,007,022
U.S. Government and Government Agency Obligations - 49.5%

U.S. Government Agency Obligations - 10.5%
Fannie Mae:
0.375% 12/28/12	8,850,000	8,779,952
0.75% 2/26/13	11,394,000	11,394,308
1.25% 2/27/14	6,983,000	6,970,996
2.5% 5/15/14	18,754,000	19,376,689
2.75% 3/13/14	8,200,000	8,541,194
4.625% 10/15/13	10,789,000	11,759,136
4.75% 11/19/12	996,000	1,065,476
Federal Home Loan Bank:
1% 3/27/13	770,000	771,287
1.125% 5/18/12	5,060,000	5,099,266
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac:
0.625% 12/28/12	$ 15,420,000	$ 15,400,108
0.75% 3/28/13	10,303,000	10,292,058
1.125% 7/27/12	5,227,000	5,270,060
1.375% 2/25/14	6,788,000	6,797,653
1.75% 6/15/12	3,121,000	3,172,181
2.5% 1/7/14	1,000,000	1,031,735
2.5% 4/23/14	1,200,000	1,239,852
4.125% 12/21/12	480,000	509,263
4.5% 1/15/14	10,379,000	11,317,490
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		128,788,704
U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Notes 2.375% 4/15/11	6,623,976	6,683,418
U.S. Treasury Obligations - 35.0%
U.S. Treasury Notes:
0.375% 10/31/12	6,599,000	6,580,958
0.625% 12/31/12	6,794,000	6,794,530
0.75% 5/31/12	42,050,000	42,256,886
0.875% 1/31/12	25,159,000	25,295,613
1% 4/30/12	46,909,000	47,266,447
1% 1/15/14	31,412,000	31,311,387
1.25% 2/15/14	94,452,000	94,688,118
1.375% 2/15/13	38,139,000	38,658,949
1.75% 4/15/13	79,377,000	81,063,761
1.75% 3/31/14	2,770,000	2,815,877
1.875% 4/30/14	36,034,000	36,743,437
2.375% 9/30/14	3,667,000	3,783,886
2.375% 10/31/14	9,988,000	10,297,009
TOTAL U.S. TREASURY OBLIGATIONS		427,556,858
Other Government Related - 3.4%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (e)	1,200,000	1,226,293
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	1,035,000	1,056,142
3.125% 6/15/12 (FDIC Guaranteed) (e)	959,000	990,960
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (e)	2,440,000	2,479,418
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (e)	$ 4,800,000	$ 4,897,661
1.875% 11/15/12 (FDIC Guaranteed) (e)	2,900,000	2,957,980
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (e)	1,540,000	1,570,383
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (e)	3,700,000	3,782,184
2.625% 12/28/12 (FDIC Guaranteed) (e)	3,422,000	3,537,982
3% 12/9/11 (FDIC Guaranteed) (e)	5,407,000	5,519,266
Goldman Sachs Group, Inc.:
2.15% 3/15/12 (FDIC Guaranteed) (e)	500,000	508,663
3.25% 6/15/12 (FDIC Guaranteed) (e)	459,000	475,090
HSBC USA, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (e)	560,000	572,464
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (e)	1,782,000	1,819,490
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (e)	2,670,000	2,729,261
Wells Fargo & Co. 3% 12/9/11 (FDIC Guaranteed) (e)	7,700,000	7,859,275
TOTAL OTHER GOVERNMENT RELATED		41,982,512
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $601,092,262)		605,011,492
U.S. Government Agency - Mortgage Securities - 3.2%

Fannie Mae - 2.4%
2.018% 10/1/33 (g)	69,164	71,304
2.142% 3/1/35 (g)	53,122	54,945
2.397% 5/1/33 (g)	17,097	17,792
2.474% 10/1/35 (g)	98,002	101,467
2.545% 5/1/35 (g)	685,925	721,781
2.553% 10/1/33 (g)	100,776	106,100
2.554% 12/1/34 (g)	413,321	435,185
2.573% 3/1/35 (g)	32,696	34,312
2.613% 7/1/35 (g)	650,892	684,004
2.62% 11/1/36 (g)	121,212	127,542
2.622% 12/1/33 (g)	403,881	424,310
2.634% 11/1/34 (g)	370,076	386,318
2.634% 7/1/35 (g)	2,223,567	2,337,055
2.643% 2/1/35 (g)	771,482	809,809
2.673% 10/1/35 (g)	835,732	877,541
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.686% 11/1/36 (g)	$ 778,898	$ 818,005
2.733% 7/1/35 (g)	267,529	280,506
2.743% 8/1/35 (g)	475,431	497,798
2.917% 4/1/35 (g)	250,321	263,406
3.193% 1/1/40 (g)	1,125,730	1,161,764
3.247% 10/1/35 (g)	189,083	199,489
3.547% 12/1/39 (g)	328,414	341,969
3.606% 3/1/40 (g)	1,275,015	1,330,187
3.768% 10/1/39 (g)	1,430,447	1,481,523
4.5% 8/1/18 to 7/1/20	7,983,133	8,471,761
5.5% 11/1/16 to 6/1/19	4,180,872	4,529,348
6.5% 6/1/11 to 3/1/35	2,301,023	2,523,898
7% 1/1/16 to 11/1/18	93,720	101,522
7.5% 5/1/12 to 10/1/14	20,289	21,816
TOTAL FANNIE MAE		29,212,457
Freddie Mac - 0.8%
2.521% 4/1/35 (g)	731,504	763,246
2.585% 1/1/35 (g)	139,397	146,351
2.597% 11/1/35 (g)	406,224	425,791
3.087% 8/1/34 (g)	169,232	177,283
3.212% 6/1/37 (g)	426,350	449,342
3.325% 8/1/36 (g)	263,301	276,031
3.524% 12/1/39 (g)	890,050	922,607
3.552% 4/1/40 (g)	855,659	887,501
3.588% 4/1/40 (g)	762,628	792,165
4.5% 8/1/18 to 11/1/18	4,583,931	4,867,122
8.5% 5/1/26 to 7/1/28	89,620	102,936
12% 11/1/19	2,490	2,790
TOTAL FREDDIE MAC		9,813,165
Ginnie Mae - 0.0%
7% 1/15/25 to 6/15/32	396,540	451,770
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $38,188,697)		39,477,392
Asset-Backed Securities - 9.7%
	Principal Amount	Value
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	$ 475,896	$ 380,828
Series 2005-1 Class M1, 0.7315% 4/25/35 (g)	216,835	162,225
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0115% 3/25/34 (g)	5,309	5,241
Series 2005-HE2 Class M2, 0.7115% 4/25/35 (g)	21,642	20,333
Series 2006-OP1:
Class M4, 0.6315% 4/25/36 (g)	21,600	192
Class M5, 0.6515% 4/25/36 (g)	1,280	3
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.742% 10/20/14 (g)	5,131	955
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	2,040,000	2,064,354
Series 2010-1 Class A4, 2.3% 12/15/14	1,800,000	1,831,434
Series 2010-4 Class A3, 0.91% 11/17/14	1,680,000	1,668,834
Series 2010-5 Class A3, 1.11% 1/15/15	1,130,000	1,126,512
Series 2011-1 Class A3, 1.45% 1/15/15	1,390,000	1,393,679
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	510,000	522,974
Series 2011-1 Class A2, 2.15% 1/15/16	4,370,000	4,363,345
AmeriCredit Automobile Receivables Trust:
Series 2006-1 Class D, 5.49% 4/6/12	994,144	995,834
Series 2007-AX Class A4, 0.303% 10/6/13 (XL Capital Assurance, Inc. Insured) (g)	2,385,780	2,373,064
Series 2007-CM Class A4B, 0.343% 4/7/14 (National Public Finance Guarantee Corp. Insured) (g)	2,452,229	2,437,200
Americredit Automobile Receivables Trust Series 2010-4 Class A3, 1.27% 4/8/15	1,510,000	1,503,944
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	850,000	849,804
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.8115% 4/25/34 (g)	16,966	4,364
Series 2005-R2 Class M1, 0.7115% 4/25/35 (g)	262,030	224,960
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.04% 3/25/34 (g)	82,560	65,761
Series 2006-W4 Class A2C, 0.4215% 5/25/36 (g)	176,970	63,337
Axon Financial Funding Ltd. 2.025% 4/4/17 (b)(d)(g)	432,000	4
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)	1,416,118	1,430,112
Class A4, 3.52% 6/15/16 (d)	1,100,000	1,139,150
Asset-Backed Securities - continued
	Principal Amount	Value
Bank of America Auto Trust: - continued
Series 2009-3A Class A3, 1.67% 12/15/13 (d)	$ 1,966,256	$ 1,980,252
Series 2010-2 Class A3, 1.31% 7/15/14	2,250,000	2,267,073
BMW Vehicle Lease Trust:
Series 2009-1 Class A3, 2.91% 3/15/12	548,901	552,514
Series 2010-1 Class A3, 0.82% 4/15/13	1,560,000	1,560,800
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0528% 12/1/41 (g)	839,080	838,040
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3128% 12/26/24 (g)	206,176	186,589
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (g)	7,684	7,619
Capital Auto Receivables Asset Trust Series 2007-1 Class B, 5.15% 9/17/12	1,085,000	1,118,007
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	643,086	653,726
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	1,778,708	1,832,143
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16	700,000	755,588
Series 2009-A2 Class A2, 3.2% 4/15/14	3,572,000	3,598,993
Capital One Prime Auto Receivables Trust Series 2007-1 Class B1, 5.76% 12/15/13	1,060,000	1,070,612
Capital Trust Ltd. Series 2004-1:
Class A2, 0.712% 7/20/39 (d)(g)	703,061	527,296
Class B, 1.012% 7/20/39 (d)(g)	373,480	171,801
Class C, 1.362% 7/20/39 (d)(g)	478,070	71,711
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5615% 7/25/36 (g)	144,785	9,185
Series 2006-NC2 Class M7, 1.1115% 6/25/36 (g)	54,000	228
Series 2006-RFC1 Class M9, 2.1315% 5/25/36 (g)	23,652	1,441
Series 2007-RFC1 Class A3, 0.4015% 12/25/36 (g)	228,766	86,007
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	900,000	962,763
Series 2008-9 Class A, 4.26% 5/15/13	1,330,000	1,340,857
Series 2009-A3 Class A3, 2.4% 6/17/13	4,010,000	4,033,298
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	1,220,000	1,220,576
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (d)	169,011	169,076
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	1,200,000	1,212,960
Series 2008-A5 Class A5, 4.85% 4/22/15	1,400,000	1,506,493
Series 2009-A3 Class A3, 2.7% 6/24/13	1,665,000	1,685,020
Asset-Backed Securities - continued
	Principal Amount	Value
Citibank Credit Card Issuance Trust: - continued
Series 2009-A5 Class A5, 2.25% 12/23/14	$ 4,500,000	$ 4,597,191
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (d)	527,557	528,933
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5315% 5/25/37 (g)	97,135	15,142
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	41,917	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5106% 3/25/32 (MGIC Investment Corp. Insured) (g)	31,876	11,908
Series 2004-2 Class 3A4, 0.5115% 7/25/34 (g)	81,779	65,736
Series 2004-3 Class M4, 1.2315% 4/25/34 (g)	20,061	8,359
Series 2004-4 Class M2, 1.0565% 6/25/34 (g)	74,616	42,765
Series 2005-3 Class MV1, 0.6815% 8/25/35 (g)	107,750	103,047
Series 2005-AB1 Class A2, 0.4715% 8/25/35 (g)	12,639	12,472
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7353% 5/28/35 (g)	159,655	127,952
Class AB3, 0.6842% 5/28/35 (g)	67,441	49,758
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4365% 8/25/34 (g)	36,914	21,184
Series 2006-2 Class M1, 0.5715% 7/25/36 (g)	1,430,000	44,570
Series 2006-3 Class 2A3, 0.4215% 11/25/36 (g)	571,298	211,469
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.5415% 10/25/35 (g)	356,544	343,535
Ford Credit Auto Lease Trust:
Series 2010-A Class A2, 1.04% 3/15/13 (d)	520,923	521,436
Series 2010-B Class A3, 0.8% 7/15/13 (d)	1,610,000	1,608,857
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	2,044,758
Series 2006-C Class B, 5.3% 6/15/12	750,000	761,424
Series 2007-A:
Class B, 5.6% 10/15/12	490,000	509,207
Class C, 5.8% 2/15/13	775,000	808,047
Series 2008-B Class A3A, 4.28% 5/15/12	607,917	611,119
Series 2009-C Class A4, 4.43% 11/15/14	1,000,000	1,061,090
Series 2009-E Class A3, 1.51% 1/15/14	1,300,000	1,310,484
Series 2010-B Class A3, 0.98% 10/15/14	1,210,000	1,213,286
Ford Credit Floorplan Master Owner Trust:
Series 2006-4:
Class A, 0.5158% 6/15/13 (g)	1,200,000	1,197,697
Class B, 0.8158% 6/15/13 (g)	98,000	97,750
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust: - continued
Series 2010-1 Class A, 1.9158% 12/15/14 (d)(g)	$ 1,290,000	$ 1,315,502
Series 2010-5 Class A1, 1.5% 9/15/15	1,110,000	1,100,657
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	766,767	767,815
Class C, 5.43% 2/16/15	1,845,000	1,838,797
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6865% 11/25/34 (g)	104,293	24,702
Class M5, 1.7615% 11/25/34 (g)	66,415	10,052
Series 2005-A:
Class M3, 0.7515% 1/25/35 (g)	120,398	59,499
Class M4, 0.9415% 1/25/35 (g)	46,138	14,697
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (d)(g)	298,000	175,820
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	648,000	515,808
GE Business Loan Trust Series 2003-1 Class A, 0.6958% 4/15/31 (d)(g)	31,365	29,327
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	3,000,000	3,030,429
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.602% 4/20/32 (g)	19,600	19,495
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9115% 6/25/34 (g)	278,359	194,701
Series 2007-HE1 Class M1, 0.5115% 3/25/47 (g)	115,495	6,580
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3415% 5/25/30 (d)(g)	124,504	63,497
Series 2006-3:
Class B, 0.6615% 9/25/46 (d)(g)	783,117	391,559
Class C, 0.8115% 9/25/46 (d)(g)	1,943,752	466,500
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5515% 8/25/33 (g)	99,137	82,355
Series 2003-5 Class A2, 0.9615% 12/25/33 (g)	44,160	31,038
Series 2004-1 Class M2, 1.9615% 6/25/34 (g)	93,639	57,673
Series 2005-5 Class 2A2, 0.5115% 11/25/35 (g)	11,595	11,443
Series 2006-1 Class 2A3, 0.4865% 4/25/36 (g)	135,589	132,079
Series 2006-8 Class 2A1, 0.3115% 3/25/37 (g)	7,266	7,168
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	734,827	742,321
Series 2010-1 Class A4, 1.98% 5/23/16	510,000	518,316
Series 2010-2 Class A3, 1.34% 3/18/14	1,470,000	1,481,026
Series 2010-3 Class A3, 0.7% 5/21/13	2,450,000	2,444,685
Series 2011-1 Class A4, 1.8% 4/17/17	640,000	639,808
Asset-Backed Securities - continued
	Principal Amount	Value
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.552% 3/20/36 (g)	$ 92,888	$ 77,371
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4515% 1/25/37 (g)	157,118	65,988
Hyundai Auto Receivables Trust:
Series 2009-A Class A4, 3.15% 3/15/16	210,000	218,312
Series 2011-A Class A3, 1.16% 4/15/15	800,000	800,008
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	1,693,082	1,702,343
JPMorgan Auto Receivables Trust Series 2006-A Class C, 5.61% 12/15/14 (d)	162,576	162,688
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3915% 11/25/36 (g)	157,766	135,561
Class MV1, 0.4915% 11/25/36 (g)	128,153	84,842
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6328% 12/27/29 (g)	94,968	81,590
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3415% 6/25/34 (g)	11,981	7,531
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (d)	279,872	287,773
Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	93,665	89,552
Class C, 6.125% 4/20/28 (d)	93,665	82,026
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5215% 10/25/36 (g)	57,024	3,202
Series 2007-HE1 Class M1, 0.5615% 5/25/37 (g)	99,598	5,149
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (d)	2,420,000	2,419,519
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	920,000	928,698
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.3715% 4/25/37 (g)	211,266	193,126
Series 2006-OPT1 Class A1A, 0.5215% 6/25/35 (g)	199,218	163,506
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6015% 8/25/34 (g)	138,792	115,245
Series 2004-NC8 Class M6, 1.5115% 9/25/34 (g)	84,071	35,201
Series 2005-NC1 Class M1, 0.7015% 1/25/35 (g)	50,738	35,817
Series 2005-NC2 Class B1, 1.4315% 3/25/35 (g)	52,840	7,990
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	1,131,000	155,513
Series 2006-1 Class AIO, 5.5% 4/25/11 (i)	819,669	6,320
Series 2006-2 Class AIO, 6% 8/25/11 (i)	700,000	14,436
Series 2006-3 Class AIO, 7.1% 1/25/12 (i)	5,140,000	231,300
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust: - continued
Series 2006-4:
Class A1, 0.2915% 3/25/25 (g)	$ 16,134	$ 16,045
Class AIO, 6.35% 2/27/12 (i)	880,000	46,833
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.7315% 2/25/36 (g)	37,735	3,476
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	668,043	670,236
Series 2010-B Class A3, 1.12% 12/15/13	1,100,000	1,101,114
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0384% 10/30/45 (g)	1,178,364	1,180,816
Ocala Funding LLC:
Series 2005-1A Class A, 1.7535% 3/20/49 (b)(d)	71,000	0
Series 2006-1A Class A, 1.662% 3/20/49 (b)(d)(g)	149,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5115% 9/25/34 (g)	797,630	507,069
Class M4, 1.7115% 9/25/34 (g)	1,086,724	506,798
Series 2004-WWF1 Class M4, 1.3615% 12/25/34 (g)	1,905,000	590,827
Series 2005-WCH1:
Class M2, 0.7815% 1/25/36 (g)	97,891	90,758
Class M3, 0.8215% 1/25/36 (g)	60,718	42,995
Class M4, 1.0915% 1/25/36 (g)	187,294	77,292
Series 2005-WHQ2:
Class M7, 1.5115% 5/25/35 (g)	913,983	22,702
Class M9, 2.1415% 5/25/35 (g)	3,207	4
Providian Master Note Trust Series 2006-C1A Class C1, 0.8158% 3/15/15 (d)(g)	461,052	460,967
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	158,320	147,188
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0615% 4/25/33 (g)	648	571
Santander Drive Auto Receivables Trust:
Series 2010-2 Class A2, 0.95% 8/15/13	2,800,000	2,803,404
Series 2010-3 Class A2, 0.93% 6/17/13	900,000	900,195
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0565% 3/25/35 (g)	193,005	159,927
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4106% 3/20/19 (FGIC Insured) (d)(g)	76,638	72,143
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.5016% 6/15/21 (g)	1,800,000	1,656,969
Series 2004-A:
Class B, 0.8816% 6/15/33 (g)	397,498	215,512
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Private Credit Student Loan Trust: - continued
Series 2004-A:
Class C, 1.2516% 6/15/33 (g)	$ 1,181,000	$ 104,829
Series 2004-B Class C, 1.1716% 9/15/33 (g)	1,900,000	910,309
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4115% 9/25/34 (g)	9,003	3,756
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1215% 9/25/34 (g)	86,903	67,692
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	800,000	803,504
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 2/18/14	1,530,536	1,540,733
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.85% 11/20/13	2,450,000	2,447,554
Wachovia Auto Loan Owner Trust Series 2007-1 Class D, 5.65% 2/20/13	2,640,000	2,657,588
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.412% 3/20/14 (g)	1,060,000	1,068,735
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	112,639	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7658% 8/15/15 (d)(g)	888,516	885,559
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	961	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1031% 10/25/44 (d)(g)	1,390,735	625,831
TOTAL ASSET-BACKED SECURITIES (Cost $126,325,197)		118,652,174
Collateralized Mortgage Obligations - 4.1%

Private Sponsor - 1.6%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.4035% 2/17/52 (d)(g)	1,650,000	1,645,000
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7331% 4/12/56 (d)(g)	180,708	179,298
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	829,124	844,845
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.081% 5/20/36 (g)	602,966	612,626
Banc of America Mortgage Securities, Inc. Series 2004-B Class 1A1, 2.9237% 3/25/34 (g)	7,356	6,669
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	890,766	881,858
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Fosse Master Issuer PLC floater:
Series 2006-1A:
Class B2, 0.4631% 10/18/54 (d)(g)	$ 362,000	$ 359,846
Class C2, 0.7731% 10/18/54 (d)(g)	121,000	119,959
Class M2, 0.5531% 10/18/54 (d)(g)	208,000	204,131
Series 2007-1A Class A2, 0.3831% 10/18/54 (d)(g)	313,185	312,313
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.7825% 11/20/56 (d)(g)	311,000	303,473
Series 2007-1A Class 3A1, 0.3925% 11/20/56 (d)(g)	1,202,728	1,186,347
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.463% 12/20/54 (d)(g)	762,000	490,347
Series 2006-2 Class C1, 0.733% 12/20/54 (g)	3,254,000	2,093,949
Series 2006-3 Class C2, 0.763% 12/20/54 (g)	142,000	91,377
Series 2006-4:
Class B1, 0.353% 12/20/54 (g)	381,000	314,325
Class C1, 0.643% 12/20/54 (g)	233,000	149,936
Class M1, 0.433% 12/20/54 (g)	100,000	75,500
Series 2007-1:
Class 1C1, 0.863% 12/20/54 (g)	235,000	151,223
Class 1M1, 0.563% 12/20/54 (g)	153,000	115,515
Class 2C1, 1.223% 12/20/54 (g)	107,000	68,855
Class 2M1, 0.763% 12/20/54 (g)	196,000	147,980
Series 2007-2 Class 2C1, 0.694% 12/17/54 (g)	272,000	175,032
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7531% 1/20/44 (g)	54,183	40,637
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.482% 5/19/35 (g)	46,481	31,113
Holmes Master Issuer PLC floater Series 2007-1 Class 3A1, 0.3831% 7/15/40 (g)	2,692,000	2,688,229
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4715% 5/25/47 (g)	128,269	88,518
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4315% 2/25/37 (g)	188,361	135,451
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.436% 6/15/22 (d)(g)	26,395	24,877
Class C, 0.456% 6/15/22 (d)(g)	161,633	143,449
Class D, 0.466% 6/15/22 (d)(g)	62,186	53,169
Class E, 0.476% 6/15/22 (d)(g)	99,468	83,802
Class F, 0.506% 6/15/22 (d)(g)	179,345	148,408
Class G, 0.576% 6/15/22 (d)(g)	37,282	30,292
Class H, 0.596% 6/15/22 (d)(g)	74,650	59,533
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class J, 0.636% 6/15/22 (d)(g)	$ 87,091	$ 65,536
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5615% 3/25/37 (g)	310,176	20,274
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3831% 10/15/33 (g)	780,000	772,400
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.614% 7/10/35 (d)(g)	105,630	85,888
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7115% 6/25/33 (d)(g)	30,625	25,102
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (g)	5,029	3,741
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (g)	415,454	295,724
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.38% 7/25/36 (g)	1,690,112	1,684,446
Series 2006-5 Class A1, 0.3815% 10/25/46 (g)	735,927	727,989
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (d)(g)	1,453,323	1,206,424
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (g)	154,330	140,965
TOTAL PRIVATE SPONSOR		19,086,371
U.S. Government Agency - 2.5%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	215,372	220,430
Series 2006-64 Class PA, 5.5% 2/25/30	1,049,515	1,064,849
Series 2010-123 Class DL, 3.5% 11/25/25	1,073,307	1,113,577
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2008-76 Class EF, 0.7615% 9/25/23 (g)	454,925	454,518
planned amortization class Series 2006-54 Class PE, 6% 2/25/33	910,529	976,653
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	560,516	613,498
Series 2003-76 Class BA, 4.5% 3/25/18	1,266,674	1,329,459
Series 2010-143 Class B, 3.5% 12/25/25	1,672,675	1,733,506
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	249,106	272,926
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4958% 2/15/19 (g)	$ 2,637,309	$ 2,639,966
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	645,955	685,940
Series 2755 Class LC, 4% 6/15/27	99,544	99,392
Series 2866 Class XE, 4% 12/15/18	1,350,000	1,407,940
Series 2901 Class UM, 4.5% 1/15/30	1,761,444	1,792,215
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	287,931	297,503
Series 2635 Class DG, 4.5% 1/15/18	1,355,656	1,417,075
Series 2970 Class YA, 5% 9/15/18	285,587	291,703
Series 3427 Class FX, 0.4158% 8/15/18 (g)	1,160,715	1,159,787
Series 3555:
Class CM, 4% 12/15/14	5,097,726	5,269,451
Class KH, 4% 12/15/14	5,527,694	5,751,061
Series 3560 Class LA, 2% 8/15/14	978,141	989,836
Series 3573 Class LC, 1.85% 8/15/14	1,560,335	1,576,744
TOTAL U.S. GOVERNMENT AGENCY		31,158,029
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $48,053,909)		50,244,400
Commercial Mortgage Securities - 3.9%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4561% 2/14/43 (g)(i)	2,714,871	64,336
Banc of America Commercial Mortgage Trust sequential payer Series 2007-3 Class A1, 5.6579% 6/10/49 (g)	1,001,361	1,021,716
Banc of America Commercial Mortgage, Inc.:
Series 2004-6 Class XP, 0.5011% 12/10/42 (g)(i)	7,999,043	25,847
Series 2005-4 Class XP, 0.1875% 7/10/45 (g)(i)	11,161,786	39,131
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7358% 3/15/22 (d)(g)	78,149	69,553
Class G, 0.7958% 3/15/22 (d)(g)	50,652	44,067
Series 2006-BIX1:
Class F, 0.5758% 10/15/19 (d)(g)	201,139	177,002
Class G, 0.5958% 10/15/19 (d)(g)	137,009	115,088
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1115% 12/25/33 (d)(g)	$ 9,723	$ 7,098
Series 2004-1:
Class A, 0.6215% 4/25/34 (d)(g)	462,967	409,726
Class B, 2.1615% 4/25/34 (d)(g)	56,087	31,409
Class M1, 0.8215% 4/25/34 (d)(g)	32,476	24,844
Class M2, 1.4615% 4/25/34 (d)(g)	31,324	21,927
Series 2004-2:
Class A, 0.6915% 8/25/34 (d)(g)	400,327	348,285
Class M1, 0.8415% 8/25/34 (d)(g)	142,674	105,579
Series 2004-3:
Class A1, 0.6315% 1/25/35 (d)(g)	713,317	613,453
Class A2, 0.6815% 1/25/35 (d)(g)	108,726	81,545
Class M1, 0.7615% 1/25/35 (d)(g)	38,493	27,715
Class M2, 1.2615% 1/25/35 (d)(g)	24,908	16,813
Series 2005-2A:
Class A1, 0.5715% 8/25/35 (d)(g)	155,642	126,848
Class M1, 0.6915% 8/25/35 (d)(g)	11,548	7,741
Class M2, 0.7415% 8/25/35 (d)(g)	19,047	11,904
Class M3, 0.7615% 8/25/35 (d)(g)	10,538	6,349
Class M4, 0.8715% 8/25/35 (d)(g)	9,674	5,496
Series 2005-3A:
Class A1, 0.5815% 11/25/35 (d)(g)	87,352	71,192
Class A2, 0.6615% 11/25/35 (d)(g)	56,631	44,739
Class M1, 0.7015% 11/25/35 (d)(g)	10,332	6,819
Class M2, 0.7515% 11/25/35 (d)(g)	13,117	8,133
Class M3, 0.7715% 11/25/35 (d)(g)	11,739	6,809
Class M4, 0.8615% 11/25/35 (d)(g)	14,626	7,788
Series 2005-4A:
Class A2, 0.6515% 1/25/36 (d)(g)	1,004,982	783,886
Class B1, 1.6615% 1/25/36 (d)(g)	67,623	25,697
Class M1, 0.7115% 1/25/36 (d)(g)	316,085	210,196
Class M2, 0.7315% 1/25/36 (d)(g)	119,944	74,965
Class M3, 0.7615% 1/25/36 (d)(g)	128,908	73,478
Class M4, 0.8715% 1/25/36 (d)(g)	65,962	34,300
Class M5, 0.9115% 1/25/36 (d)(g)	65,962	31,332
Class M6, 0.9615% 1/25/36 (d)(g)	66,939	27,445
Series 2006-1:
Class A2, 0.6215% 4/25/36 (d)(g)	30,949	24,759
Class M1, 0.6415% 4/25/36 (d)(g)	11,069	7,195
Class M2, 0.6615% 4/25/36 (d)(g)	11,696	7,134
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M3, 0.6815% 4/25/36 (d)(g)	$ 10,063	$ 5,736
Class M4, 0.7815% 4/25/36 (d)(g)	5,702	2,994
Class M5, 0.8215% 4/25/36 (d)(g)	5,535	2,601
Class M6, 0.9015% 4/25/36 (d)(g)	11,036	4,966
Series 2006-2A:
Class A1, 0.4915% 7/25/36 (d)(g)	306,275	245,020
Class A2, 0.5415% 7/25/36 (d)(g)	27,651	21,014
Class B1, 1.1315% 7/25/36 (d)(g)	10,353	3,727
Class B3, 2.9615% 7/25/36 (d)(g)	15,641	4,067
Class M1, 0.5715% 7/25/36 (d)(g)	29,011	16,536
Class M2, 0.5915% 7/25/36 (d)(g)	20,469	10,848
Class M3, 0.6115% 7/25/36 (d)(g)	16,978	8,235
Class M4, 0.6815% 7/25/36 (d)(g)	11,465	4,930
Class M5, 0.7315% 7/25/36 (d)(g)	14,092	5,778
Class M6, 0.8015% 7/25/36 (d)(g)	21,025	7,569
Series 2006-3A:
Class B1, 1.0615% 10/25/36 (d)(g)	18,656	3,358
Class B2, 1.6115% 10/25/36 (d)(g)	13,456	2,018
Class B3, 2.8615% 10/25/36 (d)(g)	21,897	2,628
Class M4, 0.6915% 10/25/36 (d)(g)	20,619	7,629
Class M5, 0.7415% 10/25/36 (d)(g)	24,683	8,146
Class M6, 0.8215% 10/25/36 (d)(g)	48,315	12,079
Series 2006-4A:
Class A1, 0.4915% 12/25/36 (d)(g)	87,609	70,525
Class A2, 0.5315% 12/25/36 (d)(g)	397,117	297,838
Class B1, 0.9615% 12/25/36 (d)(g)	13,882	2,394
Class B2, 1.5115% 12/25/36 (d)(g)	14,365	2,238
Class B3, 2.7115% 12/25/36 (d)(g)	23,722	2,796
Class M1, 0.5515% 12/25/36 (d)(g)	28,137	16,320
Class M2, 0.5715% 12/25/36 (d)(g)	19,184	10,360
Class M3, 0.6015% 12/25/36 (d)(g)	19,184	9,496
Class M4, 0.6615% 12/25/36 (d)(g)	23,021	10,129
Class M5, 0.7015% 12/25/36 (d)(g)	21,103	8,863
Class M6, 0.7815% 12/25/36 (d)(g)	19,184	7,098
Series 2007-1:
Class A2, 0.5315% 3/25/37 (d)(g)	437,011	310,278
Class B1, 0.9315% 3/25/37 (d)(g)	139,532	27,906
Class B2, 1.4115% 3/25/37 (d)(g)	102,299	16,368
Class B3, 3.6115% 3/25/37 (d)(g)	284,573	31,303
Class M1, 0.5315% 3/25/37 (d)(g)	119,498	57,359
Class M2, 0.5515% 3/25/37 (d)(g)	90,470	38,902
Class M3, 0.5815% 3/25/37 (d)(g)	78,569	29,856
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M4, 0.6315% 3/25/37 (d)(g)	$ 59,264	$ 20,743
Class M5, 0.6815% 3/25/37 (d)(g)	99,070	30,712
Class M6, 0.7615% 3/25/37 (d)(g)	136,624	34,156
Series 2007-2A:
Class A1, 0.5315% 7/25/37 (d)(g)	70,299	52,021
Class A2, 0.5815% 7/25/37 (d)(g)	65,842	32,263
Class B1, 1.8615% 7/25/37 (d)(g)	20,630	2,682
Class B2, 2.5115% 7/25/37 (d)(g)	17,878	2,145
Class B3, 3.6115% 7/25/37 (d)(g)	20,107	1,810
Class M1, 0.6315% 7/25/37 (d)(g)	23,467	7,451
Class M2, 0.6715% 7/25/37 (d)(g)	13,168	3,819
Class M3, 0.7515% 7/25/37 (d)(g)	13,337	3,301
Class M4, 0.9115% 7/25/37 (d)(g)	25,679	4,622
Class M5, 1.0115% 7/25/37 (d)(g)	22,707	3,406
Class M6, 1.2615% 7/25/37 (d)(g)	28,818	4,035
Series 2007-3:
Class A2, 0.5515% 7/25/37 (d)(g)	110,868	74,282
Class B1, 1.2115% 7/25/37 (d)(g)	95,411	12,403
Class B2, 1.8615% 7/25/37 (d)(g)	244,230	24,423
Class B3, 4.2615% 7/25/37 (d)(g)	127,163	10,173
Class M1, 0.5715% 7/25/37 (d)(g)	83,760	37,692
Class M2, 0.6015% 7/25/37 (d)(g)	88,061	30,821
Class M3, 0.6315% 7/25/37 (d)(g)	142,544	42,763
Class M4, 0.7615% 7/25/37 (d)(g)	225,411	63,115
Class M5, 0.8615% 7/25/37 (d)(g)	112,368	24,721
Class M6, 1.0615% 7/25/37 (d)(g)	87,755	17,551
Series 2007-4A:
Class A2, 0.8115% 9/25/37 (d)(g)	890,330	267,099
Class B1, 2.8115% 9/25/37 (d)(g)	147,432	4,792
Class B2, 3.7115% 9/25/37 (d)(g)	552,813	13,820
Class M1, 1.2115% 9/25/37 (d)(g)	137,961	20,694
Class M2, 1.3115% 9/25/37 (d)(g)	137,961	16,555
Class M4, 1.8615% 9/25/37 (d)(g)	363,570	32,721
Class M5, 2.0115% 9/25/37 (d)(g)	363,570	25,450
Class M6, 2.2115% 9/25/37 (d)(g)	363,660	21,820
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(i)	3,602,157	126,075
Series 2006-2A Class IO, 2.4155% 7/25/36 (c)(d)(i)	10,553,131	574,090
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7058% 3/15/19 (d)(g)	102,211	85,436
Class H, 0.9158% 3/15/19 (d)(g)	68,774	51,111
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2006-BBA7:
Class J, 1.1158% 3/15/19 (d)(g)	$ 51,667	$ 36,643
Series 2007-BBA8:
Class D, 0.5158% 3/15/22 (d)(g)	52,963	43,430
Class E, 0.5658% 3/15/22 (d)(g)	275,033	211,775
Class F, 0.6158% 3/15/22 (d)(g)	168,653	121,430
Class G, 0.6658% 3/15/22 (d)(g)	43,346	29,909
Class H, 0.8158% 3/15/22 (d)(g)	52,963	33,367
Class J, 0.9658% 3/15/22 (d)(g)	52,963	26,482
sequential payer Series 2007-PW17 Class A1, 5.282% 6/11/50	822,627	835,652
Series 2003-PWR2 Class X2, 0.5297% 5/11/39 (d)(g)(i)	11,917,421	37,527
Series 2004-PWR6 Class X2, 0.6144% 11/11/41 (d)(g)(i)	4,532,515	54,217
Series 2005-PWR9 Class X2, 0.3626% 9/11/42 (d)(g)(i)	29,321,454	280,172
Series 2007-T28 Class A1, 5.422% 9/11/42	362,807	369,631
C-BASS Trust floater Series 2006-SC1 Class A, 0.5315% 5/25/36 (d)(g)	108,783	81,018
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.1173% 5/15/35 (d)(g)(i)	23,127,197	509,402
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.594% 8/15/21 (d)(g)	56,376	52,736
Class H, 0.634% 8/15/21 (d)(g)	45,122	40,610
Series 2004-C2 Class XP, 0.9134% 10/15/41 (d)(g)(i)	5,975,664	43,413
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4254% 10/15/48 (g)(i)	48,000,345	585,307
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	2,230,217	2,296,292
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5758% 4/15/17 (d)(g)	120,571	109,720
Class E, 0.6358% 4/15/17 (d)(g)	38,383	34,161
Class F, 0.6758% 4/15/17 (d)(g)	21,773	18,725
Class G, 0.8158% 4/15/17 (d)(g)	21,773	17,854
Class H, 0.8858% 4/15/17 (d)(g)	21,773	16,765
Class J, 1.1158% 4/15/17 (d)(g)	16,697	11,688
Series 2005-FL11:
Class F, 0.7158% 11/15/17 (d)(g)	23,597	21,473
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class G, 0.7658% 11/15/17 (d)(g)	$ 16,356	$ 14,720
Series 2006-CN2A Class A2FL, 0.483% 2/5/19 (d)(g)	310,000	304,384
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	1,375,000	1,375,000
Series 2004-LBN2 Class X2, 0.8571% 3/10/39 (d)(g)(i)	1,601,774	232
Series 2005-LP5 Class XP, 0.2903% 5/10/43 (g)(i)	7,342,172	26,118
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	27,363	27,399
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6744% 12/15/39 (g)(i)	36,557,838	660,695
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.8911% 8/15/36 (g)(i)	14,208,125	55,706
Series 2001-SPGA Class A2, 6.515% 8/13/18 (d)	2,280,000	2,319,951
Series 2004-C1 Class ASP, 0.9583% 1/15/37 (d)(g)(i)	9,364,359	1,490
Series 2005-C1 Class ASP, 0.3207% 2/15/38 (d)(g)(i)	12,861,850	40,961
Series 2005-C2 Class ASP, 0.5227% 4/15/37 (d)(g)(i)	10,790,506	66,850
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4358% 2/15/22 (d)(g)	236,650	208,252
0.5358% 2/15/22 (d)(g)	84,521	70,998
Class F, 0.5858% 2/15/22 (d)(g)	169,020	138,596
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	1,360,000	1,359,299
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.9778% 5/15/33 (d)(g)(i)	3,648,043	39,103
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	1,095,664	1,140,861
Series 2004-C3 Class X2, 0.6179% 12/10/41 (g)(i)	6,026,290	26,365
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (g)	2,390,021	2,403,909
Series 2005-GG3 Class XP, 0.6927% 8/10/42 (d)(g)(i)	25,327,354	167,173
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(i)	86,963,283	772,043
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.703% 6/6/20 (d)(g)	$ 105,970	$ 93,240
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (d)(g)	720,000	702,492
Class D, 2.3636% 3/6/20 (d)(g)	215,000	209,223
Class E, 2.6688% 3/6/20 (d)(g)	360,000	349,703
Class F, 2.8433% 3/6/20 (d)(g)	180,000	174,324
Class G, 3.0177% 3/6/20 (d)(g)	90,000	86,494
Class H, 3.5846% 3/6/20 (d)(g)	150,000	143,594
Class J, 4.4568% 3/6/20 (d)(g)	215,000	201,841
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	710,000	725,876
Series 2006-GG6 Class A2, 5.506% 4/10/38	465,010	465,753
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	2,720,000	2,756,126
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8 Class X2, 1.1472% 1/12/39 (d)(g)(i)	2,599,975	512
Series 2006-LDP7 Class A2, 5.8605% 4/15/45 (g)	532,043	535,670
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4958% 11/15/18 (d)(g)	22,785	21,417
Class E, 0.5458% 11/15/18 (d)(g)	32,287	28,413
Class F, 0.5958% 11/15/18 (d)(g)	48,426	41,646
Class G, 0.6258% 11/15/18 (d)(g)	42,087	35,353
Class H, 0.7658% 11/15/18 (d)(g)	32,289	26,154
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	1,090,000	1,110,875
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (g)	219,046	220,320
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	470,000	480,699
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	1,767,674	1,769,383
Series 2006-C6 Class A1, 5.23% 9/15/39	362,495	362,835
Series 2006-C7 Class A1, 5.279% 11/15/38	79,829	80,572
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	190,177	192,947
Series 2004-C2 Class XCP, 1.0355% 3/15/36 (d)(g)(i)	5,448,529	2,024
Series 2004-C6 Class XCP, 0.5645% 8/15/36 (d)(g)(i)	6,498,302	21,763
Series 2005-C7 Class XCP, 0.1753% 11/15/40 (g)(i)	53,874,944	203,637
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C1 Class XCP, 0.3479% 2/15/41 (g)(i)	$ 40,938,947	$ 292,787
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (g)(i)	19,434,864	321,320
Series 2007-C1 Class XCP, 0.4772% 2/15/40 (g)(i)	7,231,233	90,552
Series 2007-C2 Class XCP, 0.5199% 2/15/40 (g)(i)	43,304,466	555,497
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6058% 9/15/21 (d)(g)	145,070	123,309
Class G, 0.6258% 9/15/21 (d)(g)	286,588	232,137
Class H, 0.6658% 9/15/21 (d)(g)	73,934	57,669
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	287,486	287,658
Series 2005-MCP1 Class XP, 0.6475% 6/12/43 (g)(i)	8,880,303	127,439
Series 2005-MKB2 Class XP, 0.2211% 9/12/42 (g)(i)	4,215,553	21,849
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	140,318	141,812
Series 2007-8 Class A1, 4.622% 8/12/49	355,679	359,622
Series 2007-9 Class A2, 5.59% 9/12/49	904,600	941,077
Series 2006-4 Class XP, 0.6112% 12/12/49 (g)(i)	16,611,206	319,630
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.466% 7/15/19 (d)(g)	45,397	23,607
Series 2007-XCLA Class A1, 0.466% 7/17/17 (d)(g)	247,069	222,363
Series 2007-XLFA:
Class D, 0.456% 10/15/20 (d)(g)	84,694	63,521
Class E, 0.516% 10/15/20 (d)(g)	105,926	68,852
Class F, 0.566% 10/15/20 (d)(g)	63,569	31,785
Class G, 0.606% 10/15/20 (d)(g)	78,581	31,432
Class H, 0.696% 10/15/20 (d)(g)	49,464	4,946
Class J, 0.846% 10/15/20 (d)(g)	56,462	2,823
Class MHRO, 0.956% 10/15/20 (d)(g)	21,680	6,938
Class MJPM, 1.266% 10/15/20 (d)(g)	1,310	1,009
Class MSTR, 0.966% 10/15/20 (d)(g)	13,611	4,356
Class NHRO, 1.156% 10/15/20 (d)(g)	31,664	6,966
Class NSTR, 1.116% 10/15/20 (d)(g)	12,676	2,789
sequential payer:
Series 2003-IQ5 Class X2, 0.9108% 4/15/38 (d)(g)(i)	4,665,132	21,948
Series 2006-T23 Class A1, 5.682% 8/12/41	66,137	66,285
Series 2007-HQ11 Class A1, 5.246% 2/12/44	177,765	179,223
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-IQ14 Class A2, 5.61% 4/15/49	$ 2,425,000	$ 2,499,177
Series 2003-IQ6 Class X2, 0.5897% 12/15/41 (d)(g)(i)	9,920,925	49,374
Series 2005-HQ5 Class X2, 0.1687% 1/14/42 (g)(i)	10,790,392	44,903
Series 2005-IQ9 Class X2, 1.0924% 7/15/56 (d)(g)(i)	9,925,024	95,420
Series 2005-TOP17 Class X2, 0.5846% 12/13/41 (g)(i)	7,385,164	81,170
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.3359% 3/12/35 (d)(g)(i)	8,469,128	1,869
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4658% 1/15/18 (d)(g)	161,978	155,506
Series 2006-WL7A:
Class E, 0.544% 9/15/21 (d)(g)	176,861	137,565
Class F, 0.604% 8/11/18 (d)(g)	238,334	159,786
Class G, 0.624% 8/11/18 (d)(g)	225,785	138,542
Class J, 0.864% 8/11/18 (d)(g)	50,198	23,364
Series 2007-WHL8:
Class AP1, 0.9658% 6/15/20 (d)(g)	11,855	8,298
Class AP2, 1.0658% 6/15/20 (d)(g)	19,414	12,619
Class F, 0.7458% 6/15/20 (d)(g)	376,985	245,040
Class LXR2, 1.0658% 6/15/20 (d)(g)	257,008	203,036
sequential payer:
Series 2007-C30 Class A1, 5.031% 12/15/43	19,065	19,053
Series 2007-C31 Class A1, 5.14% 4/15/47	13,961	13,953
Series 2005-C18 Class XP, 0.3204% 4/15/42 (d)(g)(i)	15,264,280	63,017
Series 2006-C23 Class X, 0.085% 1/15/45 (d)(g)(i)	218,085,461	627,977
Series 2007-C30 Class XP, 0.4403% 12/15/43 (d)(g)(i)	44,677,736	541,892
Series 2007-C31A Class A2, 5.421% 4/15/47	860,000	889,534
WaMu Commercial Mortgage Securities Trust sequential payer Series 2005-C1A Class AJ, 5.19% 5/25/36 (d)	832,417	839,047
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $51,401,869)		47,603,753
Municipal Securities - 0.6%
	Principal Amount	Value
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	$ 1,780,000	$ 1,778,718
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) 2.5%, tender 6/1/11 (g)(h)	1,000,000	1,000,000
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 2.5%, tender 6/1/11 (g)(h)	1,500,000	1,500,000
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (g)	600,000	602,046
Series 2007 B, 1.9%, tender 6/1/12 (g)	600,000	600,804
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (g)(h)	2,300,000	2,295,469
TOTAL MUNICIPAL SECURITIES (Cost $7,778,880)		7,777,037
Foreign Government and Government Agency Obligations - 0.3%

Ontario Province 1.375% 1/27/14 (Cost $3,738,713)	3,750,000	3,735,251
Certificates of Deposit - 0.2%

Bank of Tokyo-Mitsubishi yankee 0.4% 8/8/11 (Cost $2,000,000)	2,000,000	2,000,088
Cash Equivalents - 3.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $46,887,000)	$ 46,887,274	46,887,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,226,567,445)		1,230,395,609
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(8,236,258)
NET ASSETS - 100%		1,222,159,351
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (f)

	August 2034	$ 69,924	$ (38,779)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (f)	Feb. 2034	1,009	(950)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (f)	Oct. 2034	92,890	(35,097)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (f)	Sept. 2034	68,381	(51,669)
		$ 232,204	$ (126,495)
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $108,942,709 or 8.9% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $41,982,512 or 3.4% of net assets.

(f) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,504,388 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 1,489,083
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$46,887,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 3,918,589
Bank of America NA	3,483,190
Barclays Capital, Inc.	1,939,701
Credit Agricole Securities (USA), Inc.	1,741,595
Deutsche Bank Securities, Inc.	1,998,404
Goldman, Sachs & Co.	435,399
HSBC Securities (USA), Inc.	5,224,785
ING Financial Markets LLC	3,221,951
J.P. Morgan Securities, Inc.	5,224,785
Merrill Lynch Government Securities, Inc.	1,567,435
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,404,564
Mizuho Securities USA, Inc.	9,578,771
RBC Capital Markets Corp.	435,399
Societe Generale, New York Branch	3,483,190
Wells Fargo Securities LLC	2,229,242
$ 46,887,000
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 309,007,022	$ -	$ 307,502,634	$ 1,504,388
U.S. Government and Government Agency Obligations	605,011,492	-	605,011,492	-
U.S. Government Agency - Mortgage Securities	39,477,392	-	39,477,392	-
Asset-Backed Securities	118,652,174	-	113,556,605	5,095,569
Collateralized Mortgage Obligations	50,244,400	-	50,224,126	20,274
Commercial Mortgage Securities	47,603,753	-	40,783,025	6,820,728
Municipal Securities	7,777,037	-	7,777,037	-
Foreign Government and Government Agency Obligations	3,735,251	-	3,735,251	-
Certificates of Deposit	2,000,088	-	2,000,088	-
Cash Equivalents	46,887,000	-	46,887,000	-
Total Investments in Securities:	$ 1,230,395,609	$ -	$ 1,216,954,650	$ 13,440,959
Derivative Instruments:
Liabilities
Swap Agreements	$ (126,495)	$ -	$ (73,876)	$ (52,619)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Corporate Bonds
Beginning Balance	$ -
Total Realized Gain (Loss)	5,156
Total Unrealized Gain (Loss)	83,641
Cost of Purchases	-
Proceeds of Sales	(172,030)
Amortization/Accretion	-
Transfers in to Level 3	1,587,621
Transfers out of Level 3	-
Ending Balance	$ 1,504,388
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 83,641
Asset-Backed Securities
Beginning Balance	$ 6,929,027
Total Realized Gain (Loss)	3,446
Total Unrealized Gain (Loss)	1,744,380
Cost of Purchases	-
Proceeds of Sales	(1,423,268)
Amortization/Accretion	(9,933)
Transfers in to Level 3	247,091
Transfers out of Level 3	(2,395,174)
Ending Balance	$ 5,095,569
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 1,742,889
Collateralized Mortgage Obligations
Beginning Balance	$ 511,052
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,912)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	1,765
Transfers in to Level 3	-
Transfers out of Level 3	(489,631)
Ending Balance	$ 20,274
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ (2,912)
Investments in Securities:
Commercial Mortgage Securities
Beginning Balance	$ 7,790,967
Total Realized Gain (Loss)	100,858
Total Unrealized Gain (Loss)	680,106
Cost of Purchases	-
Proceeds of Sales	(657,073)
Amortization/Accretion	(94,685)
Transfers in to Level 3	-
Transfers out of Level 3	(999,445)
Ending Balance	$ 6,820,728
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 654,760
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (155,888)
Total Unrealized Gain (Loss)	5,834
Transfers in to Level 3	-
Transfers out of Level 3	97,435
Ending Balance	$ (52,619)
Realized gain (loss) on Swap Agreements for the period	$ 3,755
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2011	$ 5,834

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (126,495)
Total Value of Derivatives	$ -	$ (126,495)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $58,667,333 of which $6,438,298, $4,621,616, $1,110,250, $1,361,959, $28,590,677 and $16,544,533 will expire in fiscal 2013, 2014, 2015, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011

Assets
Investment in securities, at value (including repurchase agreements of $46,887,000) - See accompanying schedule: Unaffiliated issuers (cost $1,226,567,445)		$ 1,230,395,609
Cash		544,214
Receivable for investments sold		9,759,771
Receivable for swap agreements		647
Receivable for fund shares sold		2,317,090
Interest receivable		5,975,552
Prepaid expenses		2,285
Total assets		1,248,995,168

Liabilities
Payable for investments purchased	$ 22,989,315
Payable for fund shares redeemed	2,821,802
Distributions payable	135,727
Unrealized depreciation on swap agreements	126,495
Accrued management fee	316,938
Distribution and service plan fees payable	160,414
Other affiliated payables	195,797
Other payables and accrued expenses	89,329
Total liabilities		26,835,817

Net Assets		$ 1,222,159,351
Net Assets consist of:
Paid in capital		$ 1,274,261,305
Undistributed net investment income		463,948
Accumulated undistributed net realized gain (loss) on investments		(56,267,572)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,701,670
Net Assets		$ 1,222,159,351

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($240,970,168 ÷ 26,134,423 shares)	$ 9.22

Maximum offering price per share (100/98.50 of $9.22)	$ 9.36
Class T: Net Asset Value and redemption price per share ($176,023,863 ÷ 19,074,621 shares)	$ 9.23

Maximum offering price per share (100/98.50 of $9.23)	$ 9.37
Class B: Net Asset Value and offering price per share ($9,452,805 ÷ 1,023,476 shares)A	$ 9.24

Class C: Net Asset Value and offering price per share ($118,308,758 ÷ 12,815,387 shares)A	$ 9.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($677,403,757 ÷ 73,406,453 shares)	$ 9.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2011

Investment Income
Interest		$ 13,300,333

Expenses
Management fee	$ 1,917,138
Transfer agent fees	967,368
Distribution and service plan fees	1,012,680
Accounting and security lending fees	211,483
Custodian fees and expenses	14,872
Independent trustees' compensation	2,457
Registration fees	69,812
Audit	96,395
Legal	3,210
Miscellaneous	6,326
Total expenses before reductions	4,301,741
Expense reductions	(110)	4,301,631
Net investment income (loss)		8,998,702
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,405,329
Swap agreements	3,755
Total net realized gain (loss)		2,409,084
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,634,384)
Swap agreements	29,393
Total change in net unrealized appreciation (depreciation)		(2,604,991)
Net gain (loss)		(195,907)
Net increase (decrease) in net assets resulting from operations		$ 8,802,795

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,998,702	$ 26,640,488
Net realized gain (loss)	2,409,084	14,801,989
Change in net unrealized appreciation (depreciation)	(2,604,991)	23,059,026
Net increase (decrease) in net assets resulting from operations	8,802,795	64,501,503
Distributions to shareholders from net investment income	(9,829,529)	(26,982,481)
Share transactions - net increase (decrease)	(12,117,172)	(55,669,514)
Total increase (decrease) in net assets	(13,143,906)	(18,150,492)

Net Assets
Beginning of period	1,235,303,257	1,253,453,749
End of period (including undistributed net investment income of $463,948 and undistributed net investment income of $1,294,775, respectively)	$ 1,222,159,351	$ 1,235,303,257

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 I	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 9.23	$ 8.96	$ 8.94	$ 9.25	$ 9.39	$ 9.39	$ 9.60
Income from Investment Operations
Net investment income (loss) E	.068	.189	.237	.364	.414	.305	.281
Net realized and unrealized gain (loss)	(.004)	.273	.007 H	(.315)	(.154)	.002	(.204)
Total from investment operations	.064	.462	.244	.049	.260	.307	.077
Distributions from net investment income	(.074)	(.192)	(.224)	(.359)	(.400)	(.307)	(.279)
Distributions from net realized gain	-	-	-	-	-	-	(.008)
Total distributions	(.074)	(.192)	(.224)	(.359)	(.400)	(.307)	(.287)
Net asset value, end of period	$ 9.22	$ 9.23	$ 8.96	$ 8.94	$ 9.25	$ 9.39	$ 9.39
Total Return B, C, D	.70%	5.21%	2.81%	.51%	2.79%	3.33%	.81%
Ratios to Average Net Assets F, J
Expenses before reductions	.72% A	.71%	.74%	.78%	.78%	.78% A	.85%
Expenses net of fee waivers, if any	.72% A	.71%	.74%	.78%	.78%	.78% A	.85%
Expenses net of all reductions	.72% A	.71%	.74%	.78%	.77%	.78% A	.85%
Net investment income (loss)	1.49% A	2.07%	2.70%	3.98%	4.41%	3.91% A	2.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 240,970	$ 254,410	$ 265,959	$ 342,015	$ 412,412	$ 377,221	$ 369,512
Portfolio turnover rate G	174% A	217%	318% L	94%	91% L	55% A	94%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended October 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 I	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60
Income from Investment Operations
Net investment income (loss) E	.069	.189	.237	.368	.417	.308	.284
Net realized and unrealized gain (loss)	(.004)	.273	.016 H	(.327)	(.154)	.002	(.194)
Total from investment operations	.065	.462	.253	.041	.263	.310	.090
Distributions from net investment income	(.075)	(.192)	(.223)	(.361)	(.403)	(.310)	(.282)
Distributions from net realized gain	-	-	-	-	-	-	(.008)
Total distributions	(.075)	(.192)	(.223)	(.361)	(.403)	(.310)	(.290)
Net asset value, end of period	$ 9.23	$ 9.24	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40
Total Return B, C, D	.70%	5.20%	2.91%	.43%	2.82%	3.36%	.95%
Ratios to Average Net Assets F, J
Expenses before reductions	.71% A	.71%	.75%	.76%	.75%	.74% A	.81%
Expenses net of fee waivers, if any	.71% A	.71%	.75%	.76%	.75%	.74% A	.81%
Expenses net of all reductions	.71% A	.71%	.75%	.76%	.75%	.74% A	.81%
Net investment income (loss)	1.50% A	2.08%	2.70%	4.01%	4.44%	3.95% A	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 176,024	$ 189,230	$ 253,439	$ 334,850	$ 516,227	$ 514,917	$ 544,662
Portfolio turnover rate G	174% A	217%	318% L	94%	91% L	55% A	94%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended October 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 I	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 8.97	$ 8.95	$ 9.27	$ 9.41	$ 9.41	$ 9.61
Income from Investment Operations
Net investment income (loss) E	.031	.115	.167	.295	.344	.247	.210
Net realized and unrealized gain (loss)	.006H	.273	.007 H	(.326)	(.155)	.002	(.194)
Total from investment operations	.037	.388	.174	(.031)	.189	.249	.016
Distributions from net investment income	(.037)	(.118)	(.154)	(.289)	(.329)	(.249)	(.208)
Distributions from net realized gain	-	-	-	-	-	-	(.008)
Total distributions	(.037)	(.118)	(.154)	(.289)	(.329)	(.249)	(.216)
Net asset value, end of period	$ 9.24	$ 9.24	$ 8.97	$ 8.95	$ 9.27	$ 9.41	$ 9.41
Total Return B, C, D	.40%	4.35%	2.00%	(.36)%	2.01%	2.68%	.17%
Ratios to Average Net Assets F, J
Expenses before reductions	1.53% A	1.52%	1.54%	1.55%	1.54%	1.54% A	1.61%
Expenses net of fee waivers, if any	1.53% A	1.52%	1.54%	1.55%	1.54%	1.54% A	1.60%
Expenses net of all reductions	1.53% A	1.52%	1.54%	1.55%	1.53%	1.53% A	1.60%
Net investment income (loss)	.68% A	1.26%	1.91%	3.22%	3.65%	3.15% A	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,453	$ 12,587	$ 12,579	$ 11,617	$ 19,895	$ 30,678	$ 39,190
Portfolio turnover rate G	174% A	217%	318% L	94%	91% L	55% A	94%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended October 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 I	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 8.97	$ 8.95	$ 9.26	$ 9.40	$ 9.40	$ 9.61
Income from Investment Operations
Net investment income (loss) E	.030	.113	.164	.291	.340	.244	.206
Net realized and unrealized gain (loss)	(.004)	.273	.006 H	(.315)	(.155)	.002	(.204)
Total from investment operations	.026	.386	.170	(.024)	.185	.246	.002
Distributions from net investment income	(.036)	(.116)	(.150)	(.286)	(.325)	(.246)	(.204)
Distributions from net realized gain	-	-	-	-	-	-	(.008)
Total distributions	(.036)	(.116)	(.150)	(.286)	(.325)	(.246)	(.212)
Net asset value, end of period	$ 9.23	$ 9.24	$ 8.97	$ 8.95	$ 9.26	$ 9.40	$ 9.40
Total Return B, C, D	.28%	4.33%	1.95%	(.29)%	1.98%	2.65%	.02%
Ratios to Average Net Assets F, J
Expenses before reductions	1.56% A	1.54%	1.57%	1.58%	1.57%	1.58% A	1.64%
Expenses net of fee waivers, if any	1.56% A	1.54%	1.57%	1.58%	1.57%	1.58% A	1.64%
Expenses net of all reductions	1.56% A	1.54%	1.57%	1.58%	1.57%	1.57% A	1.64%
Net investment income (loss)	.65% A	1.24%	1.87%	3.18%	3.62%	3.12% A	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,309	$ 131,947	$ 103,378	$ 97,150	$ 129,105	$ 156,364	$ 194,992
Portfolio turnover rate G	174% A	217%	318% L	94%	91% L	55% A	94%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended October 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 H	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60
Income from Investment Operations
Net investment income (loss) D	.077	.205	.255	.385	.435	.321	.301
Net realized and unrealized gain (loss)	(.004)	.273	.016 G	(.324)	(.154)	.003	(.194)
Total from investment operations	.073	.478	.271	.061	.281	.324	.107
Distributions from net investment income	(.083)	(.208)	(.241)	(.381)	(.421)	(.324)	(.299)
Distributions from net realized gain	-	-	-	-	-	-	(.008)
Total distributions	(.083)	(.208)	(.241)	(.381)	(.421)	(.324)	(.307)
Net asset value, end of period	$ 9.23	$ 9.24	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40
Total Return B, C	.79%	5.38%	3.12%	.65%	3.02%	3.51%	1.14%
Ratios to Average Net Assets E, I
Expenses before reductions	.53% A	.53%	.54%	.54%	.55%	.57% A	.63%
Expenses net of fee waivers, if any	.53% A	.53%	.54%	.54%	.55%	.57% A	.63%
Expenses net of all reductions	.53% A	.53%	.54%	.54%	.55%	.57% A	.63%
Net investment income (loss)	1.67% A	2.25%	2.90%	4.23%	4.64%	4.12% A	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 677,404	$ 647,129	$ 618,098	$ 589,076	$ 361,894	$ 224,908	$ 151,257
Portfolio turnover rateF	174% A	217%	318% K	94%	91% K	55% A	94%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended October 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 22,372,716
Gross unrealized depreciation	(17,656,136)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,716,580

Tax cost	$ 1,225,679,029

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ 3,755	$ 29,393
Totals (a)	$ 3,755	$ 29,393

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $232,204 representing 0.0% of net assets.

Semiannual Report

Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $133,980,558 and $165,488,236, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 186,439	$ 7,322
Class T	-%	.15%	137,264	2,368
Class B	.65%	.25%	50,455	36,609
Class C	.75%	.25%	638,522	119,919
			$ 1,012,680	$ 166,218

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% or .50% for certain purchases of Class A shares (.75% prior to February 18, 2011) and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,866
Class T	8,324
Class B*	11,073
Class C*	9,839
$ 45,102

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 223,455.18
Class T	158,735.17
Class B	13,077.23
Class C	102,601.16
Institutional Class	469,500.15
	$ 967,368

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,283 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $5,160.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $110.

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10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010
From net investment income
Class A	$ 2,008,590	$ 5,966,343
Class T	1,483,278	4,340,653
Class B	45,810	163,308
Class C	499,259	1,473,857
Institutional Class	5,792,592	15,038,320
Total	$ 9,829,529	$ 26,982,481

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Class A
Shares sold	5,229,287	17,921,799	$ 48,241,407	$ 162,771,621
Reinvestment of distributions	181,736	585,348	1,677,907	5,334,239
Shares redeemed	(6,844,623)	(20,625,671)	(63,158,801)	(187,683,949)
Net increase (decrease)	(1,433,600)	(2,118,524)	$ (13,239,487)	$ (19,578,089)
Class T
Shares sold	2,655,513	7,527,831	$ 24,512,994	$ 68,628,827
Reinvestment of distributions	141,433	421,945	1,307,034	3,849,053
Shares redeemed	(4,210,415)	(15,728,722)	(38,869,571)	(142,963,745)
Net increase (decrease)	(1,413,469)	(7,778,946)	$ (13,049,543)	$ (70,485,865)
Class B
Shares sold	143,118	846,701	$ 1,323,008	$ 7,731,732
Reinvestment of distributions	3,925	13,859	36,308	126,507
Shares redeemed	(485,209)	(900,800)	(4,481,869)	(8,223,480)
Net increase (decrease)	(338,166)	(40,240)	$ (3,122,553)	$ (365,241)
Class C
Shares sold	2,511,258	7,386,692	$ 23,181,627	$ 67,381,804
Reinvestment of distributions	39,958	116,529	369,273	1,063,710
Shares redeemed	(4,016,260)	(4,748,668)	(37,070,088)	(43,315,049)
Net increase (decrease)	(1,465,044)	2,754,553	$ (13,519,188)	$ 25,130,465
Institutional Class
Shares sold	14,089,515	38,547,751	$ 130,064,074	$ 351,468,928
Reinvestment of distributions	586,230	1,525,062	5,417,171	13,925,722
Shares redeemed	(11,334,500)	(38,948,172)	(104,667,646)	(355,765,434)
Net increase (decrease)	3,341,245	1,124,641	$ 30,813,599	$ 9,629,216

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Notes to Financial Statements - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of February 28, 2011, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended February 28, 2011 and for the year ended August 31, 2010, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of February 28, 2011, the results of its operations for the six months then ended, the changes in its net assets for the six months ended February 28, 2011 and for the year ended August 31, 2010, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 19, 2011

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Short Fixed-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the third quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 22% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, and Class B ranked below its competitive median for 2009 and the total expenses of each of Class C and Institutional Class ranked above its competitive median for 2009. The Board noted that the funds and classes in the Total Mapped Group that have a similar sales load structure to Class C have a range of 12b-1 fees, and, when compared to a subset of funds with the same 12b-1 fee, Class C ranked equal to the median for 2009. The Board also noted that Institutional Class has a significantly lower investment minimum than certain funds and classes in the Total Mapped Group that have a similar sales structure and that, when compared to funds with the same or lower investment minimum, Institutional Class ranked equal to its median for 2009. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SFII-USAN-0411
1.784906.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 4, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 4, 2011